UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2018
Date of reporting period:	September 30, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 7.65%	Shares Held Value (000's)			Principal
Money Market Funds - 7.65%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	190,536,601	$190,537	Aerospace & Defense (continued)
1.97%(a),(b)			United Technologies Corp (continued)
TOTAL INVESTMENT COMPANIES		$190,537	3.13%, 05/04/2027	$15	$14
	Principal		3.65%, 08/16/2023	450	448
BONDS - 32.61%	Amount (000's) Value (000's)		3.75%, 11/01/2046	30	26
Advertising - 0.04%			4.05%, 05/04/2047	300	274
Interpublic Group of Cos Inc/The			4.13%, 11/16/2028	435	432
3.50%, 10/01/2020	$30	$30	4.15%, 05/15/2045	40	37
3.75%, 10/01/2021	300	301	4.50%, 04/15/2020	124	127
4.65%, 10/01/2028	200	200	4.50%, 06/01/2042	600	593
5.40%, 10/01/2048	300	298	4.63%, 11/16/2048	210	211
Omnicom Group Inc / Omnicom Capital Inc			5.70%, 04/15/2040	51	58
4.45%, 08/15/2020	128	131	6.13%, 07/15/2038	18	21
		$960	6.70%, 08/01/2028	175	209
Aerospace & Defense - 0.57%					$14,154
Boeing Capital Corp			Agriculture - 0.29%
4.70%, 10/27/2019	33	34	Altria Group Inc
Boeing Co/The			2.85%, 08/09/2022	40	39
1.88%, 06/15/2023	500	468	3.88%, 09/16/2046	60	53
2.25%, 06/15/2026	500	453	4.00%, 01/31/2024	350	355
5.88%, 02/15/2040	154	190	4.25%, 08/09/2042	25	23
Embraer Netherlands Finance BV			4.50%, 05/02/2043	500	483
5.05%, 06/15/2025	300	301	4.75%, 05/05/2021	163	169
General Dynamics Corp			5.38%, 01/31/2044	205	220
2.13%, 08/15/2026	350	313	Archer-Daniels-Midland Co
2.25%, 11/15/2022	15	14	2.50%, 08/11/2026	850	777
2.88%, 05/11/2020	300	299	4.48%, 03/01/2021	29	30
3.00%, 05/11/2021	300	299	BAT Capital Corp
3.38%, 05/15/2023	300	300	2.76%, 08/15/2022(c)	580	559
3.50%, 05/15/2025	300	300	3.56%, 08/15/2027(c)	550	512
3.75%, 05/15/2028	300	301	4.54%, 08/15/2047(c)	325	299
Harris Corp			Philip Morris International Inc
3.83%, 04/27/2025	500	490	1.88%, 02/25/2021	70	68
L3 Technologies Inc			2.38%, 08/17/2022	30	29
4.95%, 02/15/2021	277	285	2.75%, 02/25/2026	310	288
Lockheed Martin Corp			2.90%, 11/15/2021	81	80
2.50%, 11/23/2020	255	252	3.25%, 11/10/2024	30	29
3.35%, 09/15/2021	102	102	4.25%, 11/10/2044	30	28
3.55%, 01/15/2026	240	237	4.38%, 11/15/2041	61	59
3.60%, 03/01/2035	350	327	4.50%, 03/26/2020	131	134
3.80%, 03/01/2045	25	23	4.50%, 03/20/2042	400	390
4.07%, 12/15/2042	47	46	4.88%, 11/15/2043	35	36
4.09%, 09/15/2052	389	370	6.38%, 05/16/2038	850	1,023
4.70%, 05/15/2046	25	27	Reynolds American Inc
Northrop Grumman Corp			4.00%, 06/12/2022	30	30
2.55%, 10/15/2022	380	366	4.45%, 06/12/2025	250	252
3.20%, 02/01/2027	500	472	4.85%, 09/15/2023	350	363
3.25%, 08/01/2023	500	491	5.70%, 08/15/2035	25	27
3.25%, 01/15/2028	320	301	5.85%, 08/15/2045	415	451
3.50%, 03/15/2021	277	278	6.88%, 05/01/2020	500	527
3.85%, 04/15/2045	500	454			$7,333
4.03%, 10/15/2047	25	24	Airlines - 0.07%
Raytheon Co			American Airlines 2014-1 Class A Pass Through
2.50%, 12/15/2022	20	19	Trust
3.13%, 10/15/2020	77	77	3.70%, 04/01/2028(d),(e)	322	314
4.88%, 10/15/2040	154	172	Continental Airlines 2012-2 Class A Pass Through
Rockwell Collins Inc			Trust
3.50%, 03/15/2027	625	594	4.00%, 04/29/2026	155	155
4.35%, 04/15/2047	40	38	Delta Air Lines 2007-1 Class A Pass Through
4.80%, 12/15/2043	460	472	Trust
Spirit AeroSystems Inc			6.82%, 02/10/2024(d),(e)	57	62
3.95%, 06/15/2023	250	249	Southwest Airlines Co
4.60%, 06/15/2028	300	298	2.65%, 11/05/2020	500	493
United Technologies Corp			2.75%, 11/06/2019	300	299
1.90%, 05/04/2020	350	343	United Airlines 2014-2 Class A Pass Through
1.95%, 11/01/2021	80	77	Trust
2.30%, 05/04/2022	600	575	3.75%, 03/03/2028	166	164
2.65%, 11/01/2026	500	451
3.10%, 06/01/2022	530	522

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Airlines (continued)			Automobile Manufacturers (continued)
US Airways 2013-1 Class A Pass Through Trust			Toyota Motor Corp
3.95%, 05/15/2027	$149	$147	3.67%, 07/20/2028	$200	$198
		$1,634	Toyota Motor Credit Corp
Apparel - 0.05%			1.55%, 10/18/2019	350	345
NIKE Inc			2.15%, 03/12/2020	500	495
2.25%, 05/01/2023	200	191	2.20%, 01/10/2020	500	496
2.38%, 11/01/2026	380	345	2.25%, 10/18/2023	350	330
3.38%, 11/01/2046	350	307	2.60%, 01/11/2022	30	29
3.63%, 05/01/2043	200	185	2.63%, 01/10/2023	100	97
Ralph Lauren Corp			2.70%, 01/11/2023	500	485
3.75%, 09/15/2025	300	297	3.05%, 01/11/2028	500	472
		$1,325	3.30%, 01/12/2022	77	77
Automobile Asset Backed Securities - 0.28%			3.45%, 09/20/2023	400	399
BMW Vehicle Owner Trust 2018-A					$14,161
2.51%, 06/25/2024	1,000	983	Automobile Parts & Equipment - 0.02%
Nissan Auto Receivables 2015-B Owner Trust			BorgWarner Inc
1.34%, 03/16/2020	96	96	3.38%, 03/15/2025	500	482
Nissan Auto Receivables 2016-C Owner Trust			Banks- 6.10%
1.18%, 01/15/2021	1,454	1,440	Australia & New Zealand Banking Group Ltd
Nissan Auto Receivables 2017-B Owner Trust			2.13%, 08/19/2020	250	245
1.75%, 10/15/2021	3,000	2,956	Australia & New Zealand Banking Group Ltd/
Toyota Auto Receivables 2018-A Owner Trust			New York NY
2.35%, 05/16/2022	1,000	989	2.30%, 06/01/2021	310	301
World Omni Auto Receivables Trust 2016-A			2.63%, 05/19/2022	250	242
1.77%, 09/15/2021	557	554	Banco Santander SA
		$7,018	3.13%, 02/23/2023	600	569
Automobile Manufacturers - 0.57%			Bank of America Corp
American Honda Finance Corp			2.25%, 04/21/2020	160	158
1.70%, 09/09/2021	30	29	2.37%, 07/21/2021(f)	500	491
2.00%, 11/13/2019	300	297	3 Month LIBOR + 0.66%
2.45%, 09/24/2020	1,025	1,013	2.63%, 04/19/2021	750	738
Daimler Finance North America LLC			2.82%, 07/21/2023(f)	500	483
8.50%, 01/18/2031	127	177	3 Month LIBOR + 0.93%
Ford Motor Co			3.00%, 12/20/2023(f)	1,389	1,348
4.35%, 12/08/2026	745	701	3 Month LIBOR + 0.79%
5.29%, 12/08/2046	380	338	3.12%, 01/20/2023(f)	500	491
7.45%, 07/16/2031	125	139	3 Month LIBOR + 1.16%
Ford Motor Credit Co LLC			3.25%, 10/21/2027	40	37
3.34%, 03/18/2021	1,000	986	3.30%, 01/11/2023	330	325
3.66%, 09/08/2024	780	729	3.37%, 01/23/2026(f)	500	481
4.13%, 08/04/2025	200	189	3 Month LIBOR + 0.81%
4.25%, 09/20/2022	200	198	3.42%, 12/20/2028(f)	1,041	977
4.39%, 01/08/2026	200	190	3 Month LIBOR + 1.04%
4.69%, 06/09/2025	200	195	3.50%, 05/17/2022(f)	300	300
5.88%, 08/02/2021	400	418	3 Month LIBOR + 0.63%
General Motors Co			3.50%, 04/19/2026	795	769
4.88%, 10/02/2023	25	26	3.59%, 07/21/2028(f)	500	477
5.00%, 10/01/2028	400	395	3 Month LIBOR + 1.37%
5.15%, 04/01/2038	440	409	3.71%, 04/24/2028(f)	1,000	963
5.40%, 04/01/2048	360	336	3 Month LIBOR + 1.51%
6.75%, 04/01/2046	25	27	3.82%, 01/20/2028(f)	400	389
General Motors Financial Co Inc			3 Month LIBOR + 1.58%
3.15%, 06/30/2022	30	29	3.86%, 07/23/2024(f)	300	300
3.20%, 07/13/2020	25	25	3 Month LIBOR + 0.94%
3.20%, 07/06/2021	330	326	3.88%, 08/01/2025	30	30
3.25%, 01/05/2023	400	386	3.95%, 04/21/2025	830	813
3.45%, 01/14/2022	30	30	4.13%, 01/22/2024	1,000	1,016
3.45%, 04/10/2022	325	320	4.18%, 11/25/2027	60	59
3.50%, 11/07/2024	300	283	4.20%, 08/26/2024	25	25
3.70%, 05/09/2023	325	318	4.24%, 04/24/2038(f)	500	488
3.95%, 04/13/2024	5	5	3 Month LIBOR + 1.81%
4.30%, 07/13/2025	325	316	4.27%, 07/23/2029(f)	360	360
4.35%, 01/17/2027	30	29	3 Month LIBOR + 1.31%
4.38%, 09/25/2021	330	336	4.44%, 01/20/2048(f)	30	30
5.25%, 03/01/2026	1,020	1,045	3 Month LIBOR + 1.99%
PACCAR Financial Corp			5.00%, 01/21/2044	25	27
3.10%, 05/10/2021	300	299	5.63%, 07/01/2020	380	395
3.15%, 08/09/2021	200	199	5.70%, 01/24/2022	580	621

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Bank of America Corp (continued)			Citigroup Inc (continued)
5.88%, 02/07/2042	$228	$270	3.88%, 10/25/2023	$30	$30
7.75%, 05/14/2038	850	1,147	3.88%, 01/24/2039(f)	300	276
Bank of America NA			3 Month LIBOR + 1.17%
6.00%, 10/15/2036	250	297	3.89%, 01/10/2028(f)	400	388
Bank of Montreal			3 Month LIBOR + 1.56%
1.90%, 08/27/2021	15	14	4.04%, 06/01/2024(f)	400	401
2.55%, 11/06/2022	15	14	3 Month LIBOR + 1.02%
3.10%, 04/13/2021	1,000	996	4.05%, 07/30/2022	200	202
Bank of Nova Scotia/The			4.07%, 04/23/2029(f)	240	236
2.35%, 10/21/2020	500	492	3 Month LIBOR + 1.19%
2.45%, 03/22/2021	500	490	4.28%, 04/24/2048(f)	30	29
2.45%, 09/19/2022	30	29	3 Month LIBOR + 1.84%
2.70%, 03/07/2022	15	15	4.30%, 11/20/2026	525	518
3.13%, 04/20/2021	1,000	995	4.40%, 06/10/2025	30	30
4.50%, 12/16/2025	500	500	4.45%, 09/29/2027	20	20
Barclays Bank PLC			4.50%, 01/14/2022	454	467
2.65%, 01/11/2021	350	343	4.60%, 03/09/2026	60	60
5.14%, 10/14/2020	1,000	1,025	4.65%, 07/30/2045	222	224
Barclays PLC			4.65%, 07/23/2048	300	303
3.20%, 08/10/2021	200	196	5.30%, 05/06/2044	25	26
3.25%, 01/12/2021	200	197	5.50%, 09/13/2025	325	346
3.68%, 01/10/2023	200	195	5.88%, 01/30/2042	328	381
4.34%, 01/10/2028	1,030	975	6.63%, 06/15/2032	112	132
4.38%, 01/12/2026	200	194	6.68%, 09/13/2043	30	37
4.97%, 05/16/2029(f)	210	207	8.13%, 07/15/2039	132	191
3 Month LIBOR + 1.90%			Citizens Bank NA/Providence RI
BB&T Corp			2.55%, 05/13/2021	250	244
2.15%, 02/01/2021	400	390	Commonwealth Bank of Australia/New York NY
BNP Paribas SA			2.30%, 03/12/2020	750	741
4.25%, 10/15/2024	750	742	Cooperatieve Rabobank UA
5.00%, 01/15/2021	77	80	3.88%, 02/08/2022	328	330
BPCE SA			3.95%, 11/09/2022	300	298
4.00%, 04/15/2024	250	251	4.50%, 01/11/2021	51	52
Branch Banking & Trust Co			5.25%, 05/24/2041	500	561
2.85%, 04/01/2021	1,000	989	5.25%, 08/04/2045	250	263
3.63%, 09/16/2025	250	246	5.75%, 12/01/2043	250	279
3.80%, 10/30/2026	250	247	Cooperatieve Rabobank UA/NY
Canadian Imperial Bank of Commerce			2.25%, 01/14/2020	300	297
3.50%, 09/13/2023	500	497	2.50%, 01/19/2021	500	490
Capital One Financial Corp			Credit Suisse AG/New York NY
2.50%, 05/12/2020	400	395	3.00%, 10/29/2021	250	246
3.05%, 03/09/2022	30	29	3.63%, 09/09/2024	400	394
3.20%, 02/05/2025	415	391	5.40%, 01/14/2020	200	205
3.50%, 06/15/2023	114	112	Credit Suisse Group Funding Guernsey Ltd
3.75%, 04/24/2024	5	5	3.13%, 12/10/2020	300	298
3.75%, 03/09/2027	1,020	963	3.75%, 03/26/2025	750	723
4.20%, 10/29/2025	30	29	4.88%, 05/15/2045	500	507
4.75%, 07/15/2021	30	31	Deutsche Bank AG/New York NY
Citibank NA			3.38%, 05/12/2021	500	491
2.13%, 10/20/2020	400	391	4.10%, 01/13/2026	500	474
Citigroup Inc			4.25%, 10/14/2021	400	397
2.35%, 08/02/2021	25	24	Discover Bank
2.40%, 02/18/2020	200	198	3.20%, 08/09/2021	250	247
2.45%, 01/10/2020	500	496	4.20%, 08/08/2023	250	251
2.65%, 10/26/2020	1,020	1,007	4.25%, 03/13/2026	500	492
2.70%, 03/30/2021	30	29	Fifth Third Bancorp
2.70%, 10/27/2022	400	385	2.88%, 07/27/2020	60	60
2.75%, 04/25/2022	15	15	4.30%, 01/16/2024	30	30
2.88%, 07/24/2023(f)	1,200	1,160	8.25%, 03/01/2038	385	525
3 Month LIBOR + 0.95%			Fifth Third Bank/Cincinnati OH
2.90%, 12/08/2021	1,000	979	2.25%, 06/14/2021	700	679
3.20%, 10/21/2026	770	719	2.88%, 10/01/2021	200	197
3.50%, 05/15/2023	600	590	3.85%, 03/15/2026	700	683
3.67%, 07/24/2028(f)	1,200	1,143	Goldman Sachs Group Inc/The
3 Month LIBOR + 1.39%			2.35%, 11/15/2021	780	753
3.70%, 01/12/2026	500	485	2.55%, 10/23/2019	1,000	995
3.75%, 06/16/2024	500	496	2.75%, 09/15/2020	500	495

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Goldman Sachs Group Inc/The (continued)			JPMorgan Chase & Co (continued)
2.88%, 02/25/2021	$90	$89	3.25%, 09/23/2022	$320	$317
3.00%, 04/26/2022	25	24	3.30%, 04/01/2026	500	479
3.50%, 01/23/2025	1,500	1,453	3.38%, 05/01/2023	400	393
3.50%, 11/16/2026	1,000	949	3.51%, 01/23/2029(f)	400	379
3.69%, 06/05/2028(f)	1,000	952	3 Month LIBOR + 0.95%
3 Month LIBOR + 1.51%			3.63%, 12/01/2027	25	24
3.75%, 05/22/2025	30	29	3.80%, 07/23/2024(f)	270	270
3.81%, 04/23/2029(f)	400	382	3 Month LIBOR + 0.89%
3 Month LIBOR + 1.16%			3.88%, 02/01/2024	20	20
3.85%, 07/08/2024	20	20	3.88%, 09/10/2024	500	495
3.85%, 01/26/2027	60	58	3.90%, 01/23/2049(f)	800	722
4.02%, 10/31/2038(f)	1,250	1,159	3 Month LIBOR + 1.22%
3 Month LIBOR + 1.37%			3.96%, 11/15/2048(f)	400	365
4.22%, 05/01/2029(f)	415	409	3 Month LIBOR + 1.38%
3 Month LIBOR + 1.30%			4.01%, 04/23/2029(f)	270	265
4.25%, 10/21/2025	1,280	1,268	3 Month LIBOR + 1.12%
4.41%, 04/23/2039(f)	180	174	4.03%, 07/24/2048(f)	30	28
3 Month LIBOR + 1.43%			3 Month LIBOR + 1.46%
4.80%, 07/08/2044	25	26	4.20%, 07/23/2029(f)	300	299
5.15%, 05/22/2045	310	316	3 Month LIBOR + 1.26%
5.25%, 07/27/2021	502	526	4.25%, 10/15/2020	70	71
5.38%, 03/15/2020	1,000	1,031	4.25%, 10/01/2027	10	10
5.75%, 01/24/2022	228	243	4.26%, 02/22/2048(f)	500	481
6.25%, 02/01/2041	700	841	3 Month LIBOR + 1.58%
6.75%, 10/01/2037	30	36	4.40%, 07/22/2020	212	216
HSBC Holdings PLC			4.50%, 01/24/2022	257	265
2.65%, 01/05/2022	200	194	4.63%, 05/10/2021	287	296
2.95%, 05/25/2021	700	691	4.85%, 02/01/2044	20	21
3.40%, 03/08/2021	345	344	4.95%, 03/25/2020	57	58
3.60%, 05/25/2023	500	495	4.95%, 06/01/2045	55	58
3.90%, 05/25/2026	395	383	5.40%, 01/06/2042	102	115
3.95%, 05/18/2024(f)	400	397	5.60%, 07/15/2041	154	178
3 Month LIBOR + 0.99%			5.63%, 08/16/2043	375	426
4.00%, 03/30/2022	148	150	6.40%, 05/15/2038	200	249
4.04%, 03/13/2028(f)	500	482	KeyBank NA/Cleveland OH
3 Month LIBOR + 1.55%			2.25%, 03/16/2020	250	247
4.25%, 03/14/2024	500	497	2.50%, 12/15/2019	500	497
4.29%, 09/12/2026(f)	500	495	KeyCorp
3 Month LIBOR + 1.35%			2.90%, 09/15/2020	30	30
4.30%, 03/08/2026	445	443	5.10%, 03/24/2021	102	106
4.58%, 06/19/2029(f)	365	365	Korea Development Bank/The
3 Month LIBOR + 1.53%			2.50%, 03/11/2020	500	494
5.10%, 04/05/2021	728	757	Kreditanstalt fuer Wiederaufbau
6.10%, 01/14/2042	174	208	0.00%, 04/18/2036(g)	380	212
6.50%, 05/02/2036	420	495	0.00%, 06/29/2037(g)	200	108
6.50%, 09/15/2037	1,030	1,222	1.50%, 04/20/2020	1,500	1,469
HSBC USA Inc			1.50%, 06/15/2021	290	279
2.75%, 08/07/2020	500	496	1.63%, 05/29/2020	1,500	1,469
Huntington Bancshares Inc/OH			1.63%, 03/15/2021	1,170	1,133
2.30%, 01/14/2022	500	479	1.75%, 10/15/2019	750	742
Huntington National Bank/The			1.88%, 11/30/2020	500	489
3.25%, 05/14/2021	400	398	2.00%, 05/02/2025	880	820
3.55%, 10/06/2023	400	396	2.13%, 03/07/2022	500	485
Industrial & Commercial Bank of China Ltd/New			2.13%, 06/15/2022	960	929
York NY			2.13%, 01/17/2023	500	481
2.45%, 10/20/2021	500	479	2.38%, 12/29/2022	600	583
JPMorgan Chase & Co			2.63%, 01/25/2022	1,257	1,241
2.25%, 01/23/2020	670	663	2.75%, 09/08/2020	300	299
2.30%, 08/15/2021	880	856	4.00%, 01/27/2020	1,347	1,367
2.55%, 10/29/2020	1,000	986	Landwirtschaftliche Rentenbank
2.75%, 06/23/2020	1,000	992	1.75%, 07/27/2026	500	450
2.78%, 04/25/2023(f)	250	243	2.00%, 01/13/2025	300	280
3 Month LIBOR + 0.94%			Lloyds Bank PLC
2.97%, 01/15/2023	1,040	1,013	3.30%, 05/07/2021	500	498
3.13%, 01/23/2025	1,000	959	6.38%, 01/21/2021	51	54
3.20%, 01/25/2023	1,025	1,010
3.20%, 06/15/2026	25	24

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Lloyds Banking Group PLC			PNC Bank NA
3.57%, 11/07/2028(f)	$630	$577	2.45%, 07/28/2022	$500	$481
3 Month LIBOR + 1.21%			2.63%, 02/17/2022	500	487
3.75%, 01/11/2027	1,015	954	3.80%, 07/25/2023	400	400
4.05%, 08/16/2023	400	397	PNC Financial Services Group Inc/The
4.45%, 05/08/2025	400	399	3.15%, 05/19/2027	10	9
4.55%, 08/16/2028	400	394	4.38%, 08/11/2020	51	52
4.65%, 03/24/2026	500	491	5.13%, 02/08/2020	25	26
5.30%, 12/01/2045	200	202	Royal Bank of Canada
Manufacturers & Traders Trust Co			2.15%, 03/06/2020	750	741
2.10%, 02/06/2020	200	198	2.35%, 10/30/2020	500	492
Mitsubishi UFJ Financial Group Inc			Royal Bank of Scotland Group PLC
2.53%, 09/13/2023	400	376	3.88%, 09/12/2023	200	194
2.67%, 07/25/2022	30	29	4.80%, 04/05/2026	500	500
2.76%, 09/13/2026	400	364	4.89%, 05/18/2029(f)	400	398
3.00%, 02/22/2022	500	489	3 Month LIBOR + 1.75%
3.29%, 07/25/2027	10	9	6.13%, 12/15/2022	500	523
3.54%, 07/26/2021	300	300	Santander Holdings USA Inc
3.76%, 07/26/2023	300	298	4.40%, 07/13/2027	20	19
3.85%, 03/01/2026	350	344	4.50%, 07/17/2025	780	770
4.05%, 09/11/2028	500	495	Santander UK Group Holdings PLC
4.29%, 07/26/2038	300	298	2.88%, 10/16/2020	1,000	986
Mizuho Financial Group Inc			3.57%, 01/10/2023	520	505
2.27%, 09/13/2021	400	385	Santander UK PLC
2.84%, 09/13/2026	400	365	2.38%, 03/16/2020	750	741
2.95%, 02/28/2022	500	487	Skandinaviska Enskilda Banken AB
3.17%, 09/11/2027	200	185	1.88%, 09/13/2021	500	477
3.92%, 09/11/2024(f)	500	497	2.63%, 03/15/2021	500	490
3 Month LIBOR + 1.00%			State Street Corp
Morgan Stanley			1.95%, 05/19/2021	35	34
2.50%, 04/21/2021	1,000	977	2.55%, 08/18/2020	180	179
2.63%, 11/17/2021	1,030	1,001	2.65%, 05/19/2026	60	56
2.75%, 05/19/2022	300	291	3.10%, 05/15/2023	325	318
2.80%, 06/16/2020	1,050	1,042	3.55%, 08/18/2025	225	223
3.13%, 01/23/2023	300	293	3.70%, 11/20/2023	10	10
3.13%, 07/27/2026	1,330	1,239	Sumitomo Mitsui Banking Corp
3.59%, 07/22/2028(f)	30	28	2.45%, 01/16/2020	500	495
3 Month LIBOR + 1.34%			2.51%, 01/17/2020	500	496
3.63%, 01/20/2027	30	29	3.20%, 07/18/2022	100	98
3.70%, 10/23/2024	25	25	3.65%, 07/23/2025	500	490
3.75%, 02/25/2023	1,230	1,230	Sumitomo Mitsui Financial Group Inc
3.77%, 01/24/2029(f)	360	346	2.93%, 03/09/2021	500	493
3 Month LIBOR + 1.14%			3.10%, 01/17/2023	500	487
3.88%, 04/29/2024	30	30	3.36%, 07/12/2027	750	709
3.95%, 04/23/2027	50	48	3.45%, 01/11/2027	140	133
3.97%, 07/22/2038(f)	15	14	3.78%, 03/09/2026	500	490
3 Month LIBOR + 1.46%			SunTrust Bank/Atlanta GA
4.00%, 07/23/2025	30	30	2.75%, 05/01/2023	200	193
4.10%, 05/22/2023	380	382	SunTrust Banks Inc
4.30%, 01/27/2045	50	48	2.70%, 01/27/2022	30	29
4.35%, 09/08/2026	30	30	2.90%, 03/03/2021	65	64
4.38%, 01/22/2047	30	29	Svenska Handelsbanken AB
4.88%, 11/01/2022	30	31	3.35%, 05/24/2021	400	399
5.00%, 11/24/2025	525	544	Synchrony Bank
5.75%, 01/25/2021	1,050	1,104	3.65%, 05/24/2021	300	298
6.38%, 07/24/2042	620	773	Toronto-Dominion Bank/The
National Australia Bank Ltd/New York			1.80%, 07/13/2021	520	500
1.88%, 07/12/2021	500	479	1.90%, 10/24/2019	600	594
2.13%, 05/22/2020	300	295	2.50%, 12/14/2020	1,015	1,000
2.50%, 05/22/2022	570	547	3.15%, 09/17/2020	500	501
Northern Trust Corp			US Bancorp
3.95%, 10/30/2025	500	508	2.35%, 01/29/2021	20	20
Oesterreichische Kontrollbank AG			2.63%, 01/24/2022	55	54
1.38%, 02/10/2020	250	245	2.95%, 07/15/2022	230	225
1.50%, 10/21/2020	160	155	3.00%, 03/15/2022	158	156
1.75%, 01/24/2020	500	493	3.10%, 04/27/2026	780	738
1.88%, 01/20/2021	1,000	975	3.15%, 04/27/2027	25	24
			3.60%, 09/11/2024	15	15

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Beverages (continued)
US Bancorp (continued)			Diageo Capital PLC
4.13%, 05/24/2021	$112	$114	2.63%, 04/29/2023	$10	$10
Wells Fargo & Co			4.83%, 07/15/2020	51	52
2.10%, 07/26/2021	15	14	5.88%, 09/30/2036	139	167
2.50%, 03/04/2021	1,020	999	Diageo Investment Corp
2.55%, 12/07/2020	20	20	2.88%, 05/11/2022	200	196
2.60%, 07/22/2020	10	10	Keurig Dr Pepper Inc
3.00%, 02/19/2025	890	842	3.13%, 12/15/2023	500	477
3.00%, 04/22/2026	500	465	3.55%, 05/25/2021(c)	500	499
3.00%, 10/23/2026	530	492	4.06%, 05/25/2023(c)	425	426
3.07%, 01/24/2023	35	34	4.42%, 12/15/2046	500	456
3.45%, 02/13/2023	215	211	Molson Coors Brewing Co
3.50%, 03/08/2022	180	180	3.00%, 07/15/2026	530	481
3.58%, 05/22/2028(f)	500	480	5.00%, 05/01/2042	50	50
3 Month LIBOR + 1.31%			PepsiCo Inc
3.90%, 05/01/2045	500	466	1.70%, 10/06/2021	30	29
4.40%, 06/14/2046	385	363	1.85%, 04/30/2020	500	492
4.60%, 04/01/2021	102	105	2.00%, 04/15/2021	750	730
4.65%, 11/04/2044	30	29	2.15%, 10/14/2020	500	492
4.75%, 12/07/2046	500	498	2.38%, 10/06/2026	20	18
4.90%, 11/17/2045	520	527	2.75%, 03/05/2022	593	584
5.38%, 02/07/2035	500	559	2.85%, 02/24/2026	500	476
5.38%, 11/02/2043	20	21	3.10%, 07/17/2022	15	15
5.61%, 01/15/2044	45	50	3.13%, 11/01/2020	128	128
Wells Fargo Bank NA			3.45%, 10/06/2046	545	491
2.15%, 12/06/2019	500	495	4.25%, 10/22/2044	500	509
5.95%, 08/26/2036	750	874	4.45%, 04/14/2046	20	21
6.60%, 01/15/2038	250	314	4.50%, 01/15/2020	51	52
Wells Fargo Capital X			4.88%, 11/01/2040	128	141
5.95%, 12/01/2086	200	214	5.50%, 01/15/2040	51	60
Westpac Banking Corp			Pepsi-Cola Metropolitan Bottling Co Inc
2.00%, 08/19/2021	500	481	7.00%, 03/01/2029	300	382
2.60%, 11/23/2020	500	493			$17,640
2.65%, 01/25/2021	1,000	984	Biotechnology - 0.41%
2.80%, 01/11/2022	500	489	Amgen Inc
3.35%, 03/08/2027	30	29	1.85%, 08/19/2021	65	62
3.65%, 05/15/2023	400	400	2.60%, 08/19/2026	1,000	905
4.88%, 11/19/2019	225	230	2.65%, 05/11/2022	40	39
		$151,994	3.88%, 11/15/2021	25	25
Beverages - 0.71%			4.10%, 06/15/2021	501	510
Anheuser-Busch InBev Finance Inc			4.40%, 05/01/2045	40	39
2.63%, 01/17/2023	30	29	4.56%, 06/15/2048	485	476
2.65%, 02/01/2021	949	935	4.66%, 06/15/2051	810	801
3.30%, 02/01/2023	30	30	Baxalta Inc
3.65%, 02/01/2026	2,825	2,745	4.00%, 06/23/2025	50	49
3.70%, 02/01/2024	65	65	5.25%, 06/23/2045	130	140
4.63%, 02/01/2044	25	24	Biogen Inc
4.70%, 02/01/2036	1,030	1,031	4.05%, 09/15/2025	265	266
4.90%, 02/01/2046	790	799	5.20%, 09/15/2045	540	573
Anheuser-Busch InBev Worldwide Inc			Celgene Corp
2.50%, 07/15/2022	340	328	2.88%, 08/15/2020	500	497
3.75%, 01/15/2022	750	756	3.25%, 08/15/2022	25	25
3.75%, 07/15/2042	100	87	3.25%, 02/20/2023	400	392
4.44%, 10/06/2048	676	634	3.55%, 08/15/2022	20	20
6.88%, 11/15/2019	551	573	3.88%, 08/15/2025	470	463
8.20%, 01/15/2039	51	72	3.90%, 02/20/2028	185	178
Coca-Cola Co/The			3.95%, 10/15/2020	400	405
2.50%, 04/01/2023	10	10	4.35%, 11/15/2047	150	134
2.88%, 10/27/2025	520	498	4.55%, 02/20/2048	185	172
3.15%, 11/15/2020	528	530	4.63%, 05/15/2044	355	334
3.20%, 11/01/2023	60	59	5.00%, 08/15/2045	30	30
3.30%, 09/01/2021	30	30	Gilead Sciences Inc
Constellation Brands Inc			2.50%, 09/01/2023	10	10
3.60%, 02/15/2028	500	468	2.55%, 09/01/2020	600	594
3.75%, 05/01/2021	500	503	2.95%, 03/01/2027	530	492
			3.25%, 09/01/2022	60	60
			3.50%, 02/01/2025	750	737
			4.00%, 09/01/2036	300	289

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Biotechnology (continued)			Commercial Mortgage Backed Securities (continued)
Gilead Sciences Inc (continued)			Citigroup Commercial Mortgage Trust
4.15%, 03/01/2047	$70	$66	2013-GC15
4.40%, 12/01/2021	127	131	4.37%, 09/10/2046(h)	$1,000	$1,039
4.50%, 04/01/2021	35	36	Citigroup Commercial Mortgage Trust
4.60%, 09/01/2035	500	515	2016-GC36
4.75%, 03/01/2046	195	201	3.62%, 02/10/2049	1,000	992
4.80%, 04/01/2044	500	517	COMM 2012-CCRE3 Mortgage Trust
		$10,183	2.82%, 10/15/2045	495	485
Building Materials - 0.08%			COMM 2013-CCRE8 Mortgage Trust
Johnson Controls International plc			3.61%, 06/10/2046(h)	500	503
3.75%, 12/01/2021	477	480	COMM 2013-LC6 Mortgage Trust
5.00%, 03/30/2020	64	65	2.94%, 01/10/2046	500	491
Masco Corp			COMM 2014-UBS3 Mortgage Trust
4.45%, 04/01/2025	300	303	3.82%, 06/10/2047	500	506
Owens Corning			COMM 2015-DC1 Mortgage Trust
4.20%, 12/15/2022	1,000	1,002	3.35%, 02/10/2048	1,000	981
4.40%, 01/30/2048	300	249	COMM 2015-LC19 Mortgage Trust
		$2,099	3.18%, 02/10/2048	1,000	977
Chemicals - 0.29%			Commercial Mortgage Pass Through Certificates
Albemarle Corp			3.76%, 02/10/2049	1,000	1,001
5.45%, 12/01/2044	150	157	CSAIL 2015-C1 Commercial Mortgage Trust
Dow Chemical Co/The			2.97%, 04/15/2050	1,000	998
3.50%, 10/01/2024	5	5	CSAIL 2016-C7 Commercial Mortgage Trust
4.13%, 11/15/2021	256	262	3.31%, 11/15/2049	1,000	991
4.38%, 11/15/2042	230	218	Fannie Mae-Aces
5.25%, 11/15/2041	30	32	2.50%, 10/25/2026(h)	1,000	923
7.38%, 11/01/2029	850	1,064	2.53%, 09/25/2024	1,000	953
9.40%, 05/15/2039	51	78	2.60%, 04/25/2023(h)	665	647
Eastman Chemical Co			2.72%, 02/25/2022	984	968
2.70%, 01/15/2020	400	398	2.80%, 06/25/2025(h)	2,000	1,924
3.60%, 08/15/2022	49	49	2.88%, 02/25/2027(h)	1,100	1,042
4.80%, 09/01/2042	100	99	2.96%, 02/25/2027(h)	1,000	952
EI du Pont de Nemours & Co			3.09%, 12/25/2027(h)	1,000	953
2.80%, 02/15/2023	230	224	3.22%, 08/25/2024(h)	969	965
4.15%, 02/15/2043	120	111	3.51%, 12/25/2023(h)	1,000	1,008
4.25%, 04/01/2021	177	181	Freddie Mac Multifamily Structured Pass
4.63%, 01/15/2020	25	25	Through Certificates
LYB International Finance BV			2.34%, 07/25/2026	382	366
5.25%, 07/15/2043	515	526	2.67%, 03/25/2026	1,050	999
LYB International Finance II BV			2.87%, 12/25/2021	540	536
3.50%, 03/02/2027	35	33	3.02%, 02/25/2023	257	256
LyondellBasell Industries NV			3.06%, 07/25/2023(h)	750	744
4.63%, 02/26/2055	20	18	3.06%, 12/25/2024	500	493
5.75%, 04/15/2024	130	140	3.31%, 05/25/2023(h)	810	812
Methanex Corp			3.32%, 02/25/2023(h)	1,000	1,005
3.25%, 12/15/2019	300	299	3.41%, 12/25/2026	1,500	1,490
Mosaic Co/The			3.53%, 10/25/2023(h)	1,050	1,063
4.25%, 11/15/2023	496	501	4.19%, 12/25/2020(h)	850	868
4.88%, 11/15/2041	520	478	GS Mortgage Securities Trust 2012-GC6
Nutrien Ltd			3.48%, 01/10/2045	273	274
3.63%, 03/15/2024	500	487	GS Mortgage Securities Trust 2012-GCJ9
4.88%, 03/30/2020	51	52	2.77%, 11/10/2045	499	487
4.90%, 06/01/2043	200	197	GS Mortgage Securities Trust 2014-GC18
6.13%, 01/15/2041	250	279	3.80%, 01/10/2047	500	506
PPG Industries Inc			GS Mortgage Securities Trust 2015-GC34
3.60%, 11/15/2020	251	254	3.51%, 10/10/2048	1,000	989
Praxair Inc			GS Mortgage Securities Trust 2017-GS5
2.20%, 08/15/2022	300	288	3.47%, 03/10/2050	2,250	2,227
Sherwin-Williams Co/The			GS Mortgage Securities Trust 2018-GS9
2.75%, 06/01/2022	35	34	3.99%, 03/10/2051(h)	1,500	1,521
3.45%, 06/01/2027	330	314	JP Morgan Chase Commercial Mortgage
4.50%, 06/01/2047	25	24	Securities Trust 2011-C5
Westlake Chemical Corp			4.17%, 08/15/2046	192	196
3.60%, 08/15/2026	350	329	JPMBB Commercial Mortgage Securities Trust
		$7,156	2013-C15
Commercial Mortgage Backed Securities - 1.86%			4.13%, 11/15/2045	500	514
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058	1,300	1,257

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Computers - 0.65%
JPMBB Commercial Mortgage Securities Trust				Apple Inc
2014-C22				1.55%, 08/04/2021	$30	$29
3.80%, 09/15/2047		$1,000	$1,009	1.80%, 11/13/2019	50	49
Morgan Stanley Bank of America Merrill Lynch				1.90%, 02/07/2020	500	494
Trust 2013-C11				2.00%, 05/06/2020	520	513
3.09%, 08/15/2046		93	93	2.15%, 02/09/2022	50	48
Morgan Stanley Bank of America Merrill Lynch				2.25%, 02/23/2021	535	525
Trust 2015-C24				2.30%, 05/11/2022	30	29
3.48%, 05/15/2048		1,000	988	2.40%, 01/13/2023	300	290
Morgan Stanley Capital I Trust 2017-H1				2.40%, 05/03/2023	330	317
3.26%, 06/15/2050		2,500	2,399	2.50%, 02/09/2022	530	518
SG Commercial Mortgage Securities Trust				2.70%, 05/13/2022	60	59
2016-	C5			2.85%, 05/06/2021	1,285	1,279
3.06%, 10/10/2048		1,000	948	2.85%, 02/23/2023	30	30
UBS Commercial Mortgage Trust 2012-C1				2.90%, 09/12/2027	230	217
3.40%, 05/10/2045		486	485	3.00%, 02/09/2024	60	59
UBS-Barclays Commercial Mortgage Trust				3.00%, 11/13/2027	240	228
2012-	C3			3.20%, 05/13/2025	445	436
3.09%, 08/10/2049		550	543	3.20%, 05/11/2027	320	309
UBS-Barclays Commercial Mortgage Trust				3.25%, 02/23/2026	775	758
2013-	C6			3.35%, 02/09/2027	535	523
3.24%, 04/10/2046		500	495	3.45%, 05/06/2024	405	405
Wells Fargo Commercial Mortgage Trust				3.45%, 02/09/2045	30	27
2012-LC5				3.75%, 09/12/2047	115	108
2.92%, 10/15/2045		496	487	3.75%, 11/13/2047	150	141
Wells Fargo Commercial Mortgage Trust				3.85%, 05/04/2043	1,300	1,251
2015-C28				4.65%, 02/23/2046	385	416
3.29%, 05/15/2048		1,845	1,813	Dell International LLC / EMC Corp
WFRBS Commercial Mortgage Trust 2012-C7				4.42%, 06/15/2021(c)	980	995
2.30%, 06/15/2045		134	133	6.02%, 06/15/2026(c)	780	834
WFRBS Commercial Mortgage Trust 2013-C14				8.10%, 07/15/2036(c)	255	306
2.98%, 06/15/2046		959	954	8.35%, 07/15/2046(c)	235	293
			$46,249	DXC Technology Co
Commercial Services - 0.19%				4.75%, 04/15/2027	505	517
Automatic Data Processing Inc				Hewlett Packard Enterprise Co
2.25%, 09/15/2020		20	20	3.60%, 10/15/2020	470	472
3.38%, 09/15/2025		500	496	4.90%, 10/15/2025	300	308
Board of Trustees of The Leland Stanford Junior				6.20%, 10/15/2035	80	82
University/The				6.35%, 10/15/2045	195	200
3.65%, 05/01/2048		287	274	HP Inc
California Institute of Technology				3.75%, 12/01/2020	121	122
4.32%, 08/01/2045		80	84	6.00%, 09/15/2041	154	157
Ecolab Inc				IBM Credit LLC
4.35%, 12/08/2021		112	115	2.65%, 02/05/2021	100	99
5.50%, 12/08/2041		307	358	International Business Machines Corp
Massachusetts Institute of Technology				1.63%, 05/15/2020	700	685
3.89%, 07/01/2116		250	225	2.25%, 02/19/2021	300	294
4.68%, 07/01/2114		250	269	3.38%, 08/01/2023	335	333
Moody's Corp				4.00%, 06/20/2042	35	34
5.25%, 07/15/2044		500	546	4.70%, 02/19/2046	185	201
President & Fellows of Harvard College				5.60%, 11/30/2039	92	110
3.15%, 07/15/2046		350	310	5.88%, 11/29/2032	200	238
S&P Global Inc				6.22%, 08/01/2027	351	412
4.40%, 02/15/2026		160	164	Seagate HDD Cayman
6.55%, 11/15/2037		51	64	4.75%, 06/01/2023	530	528
University of Southern California				4.75%, 01/01/2025	30	29
3.84%, 10/01/2047		500	493			$16,307
5.25%, 10/01/2111		30	35	Consumer Products - 0.04%
Verisk Analytics Inc				Church & Dwight Co Inc
4.00%, 06/15/2025		500	494	3.15%, 08/01/2027	300	278
Western Union Co/The				3.95%, 08/01/2047	300	270
5.25%, 04/01/2020		25	26	Clorox Co/The
6.20%, 11/17/2036		200	203	3.80%, 11/15/2021	128	130
William Marsh Rice University				Kimberly-Clark Corp
3.57%, 05/15/2045		500	471	2.40%, 03/01/2022	257	249
			$4,647	2.40%, 06/01/2023	150	143
						$1,070

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.05%			Diversified Financial Services (continued)
Procter & Gamble Co/The			CME Group Inc
1.70%, 11/03/2021	$30	$29	3.00%, 09/15/2022	$25	$25
2.15%, 08/11/2022	30	29	3.00%, 03/15/2025	530	511
2.30%, 02/06/2022	441	429	5.30%, 09/15/2043	200	230
3.10%, 08/15/2023	30	30	Credit Suisse USA Inc
Unilever Capital Corp			7.13%, 07/15/2032	300	379
2.20%, 05/05/2022	100	96	Discover Financial Services
3.25%, 03/07/2024	400	394	4.10%, 02/09/2027	500	478
5.90%, 11/15/2032	230	281	GE Capital International Funding Co Unlimited
		$1,288	Co
Credit Card Asset Backed Securities - 0.37%			2.34%, 11/15/2020	500	489
Capital One Multi-Asset Execution Trust			3.37%, 11/15/2025	1,025	976
1.99%, 07/17/2023	1,000	979	4.42%, 11/15/2035	1,500	1,412
2.43%, 01/15/2025	2,000	1,948	Intercontinental Exchange Inc
Chase Issuance Trust			2.75%, 12/01/2020	10	10
1.84%, 04/15/2022	1,500	1,476	3.75%, 12/01/2025	50	50
Citibank Credit Card Issuance Trust			4.25%, 09/21/2048	150	148
2.19%, 11/20/2023	1,000	970	International Lease Finance Corp
2.49%, 01/20/2023	1,350	1,331	5.88%, 08/15/2022	20	21
2.68%, 06/07/2023	1,000	988	8.25%, 12/15/2020	20	22
2.88%, 01/23/2023	500	497	Jefferies Group LLC
Synchrony Credit Card Master Note Trust			6.50%, 01/20/2043	200	206
2.97%, 03/15/2024	1,000	993	6.88%, 04/15/2021	27	29
		$9,182	Jefferies Group LLC / Jefferies Group Capital
Distribution & Wholesale - 0.02%			Finance Inc
WW Grainger Inc			4.15%, 01/23/2030	400	359
4.60%, 06/15/2045	500	520	Mastercard Inc
Diversified Financial Services - 0.76%			3.38%, 04/01/2024	25	25
AerCap Ireland Capital DAC / AerCap Global			Nasdaq Inc
Aviation Trust			4.25%, 06/01/2024	350	353
3.30%, 01/23/2023	500	482	National Rural Utilities Cooperative Finance Corp
3.50%, 01/15/2025	300	283	2.40%, 04/25/2022	300	290
3.88%, 01/23/2028	300	278	3.05%, 02/15/2022	102	101
3.95%, 02/01/2022	650	648	3.05%, 04/25/2027	300	283
4.50%, 05/15/2021	150	152	3.25%, 11/01/2025	500	487
5.00%, 10/01/2021	150	154	Nomura Holdings Inc
Air Lease Corp			6.70%, 03/04/2020	129	135
2.50%, 03/01/2021	500	488	ORIX Corp
3.00%, 09/15/2023	20	19	3.70%, 07/18/2027	300	288
3.25%, 03/01/2025	500	467	Synchrony Financial
American Express Co			2.70%, 02/03/2020	500	494
2.20%, 10/30/2020	500	489	3.75%, 08/15/2021	5	5
2.65%, 12/02/2022	400	385	4.25%, 08/15/2024	300	290
3.00%, 10/30/2024	400	382	4.50%, 07/23/2025	20	19
3.38%, 05/17/2021	400	400	TD Ameritrade Holding Corp
3.63%, 12/05/2024	500	490	2.95%, 04/01/2022	20	20
3.70%, 08/03/2023	400	398	Visa Inc
4.05%, 12/03/2042	25	24	2.20%, 12/14/2020	625	614
American Express Credit Corp			2.80%, 12/14/2022	20	20
2.25%, 05/05/2021	555	541	3.15%, 12/14/2025	600	582
3.30%, 05/03/2027	30	29	3.65%, 09/15/2047	85	79
Ameriprise Financial Inc			4.15%, 12/14/2035	215	222
4.00%, 10/15/2023	225	228	4.30%, 12/14/2045	375	388
BlackRock Inc					$18,975
3.38%, 06/01/2022	200	201	Electric - 1.66%
3.50%, 03/18/2024	500	501	AEP Transmission Co LLC
4.25%, 05/24/2021	500	514	4.00%, 12/01/2046	600	569
5.00%, 12/10/2019	25	26	Alabama Power Co
Brookfield Finance Inc			4.30%, 01/02/2046	400	398
3.90%, 01/25/2028	400	380	Ameren Illinois Co
Capital One Bank USA NA			2.70%, 09/01/2022	300	292
3.38%, 02/15/2023	340	331	American Electric Power Co Inc
Charles Schwab Corp/The			3.20%, 11/13/2027	300	281
3.25%, 05/21/2021	200	200	Appalachian Power Co
3.45%, 02/13/2026	250	244	3.30%, 06/01/2027	400	382
3.85%, 05/21/2025	200	201	7.00%, 04/01/2038	120	156
			Arizona Public Service Co
			4.50%, 04/01/2042	77	79

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Electric (continued)
Baltimore Gas & Electric Co			Exelon Corp
3.35%, 07/01/2023	$1,000	$990	3.95%, 06/15/2025	$25	$25
Berkshire Hathaway Energy Co			4.45%, 04/15/2046	20	19
3.75%, 11/15/2023	1,000	1,010	Exelon Generation Co LLC
3.80%, 07/15/2048	300	271	4.25%, 06/15/2022	500	507
4.50%, 02/01/2045	250	249	5.20%, 10/01/2019	102	104
5.15%, 11/15/2043	15	16	6.25%, 10/01/2039	349	380
6.13%, 04/01/2036	156	189	FirstEnergy Corp
CMS Energy Corp			3.90%, 07/15/2027	900	875
3.45%, 08/15/2027	350	336	Florida Power & Light Co
5.05%, 03/15/2022	500	522	3.70%, 12/01/2047	200	184
Commonwealth Edison Co			5.65%, 02/01/2037	478	557
4.00%, 08/01/2020	510	517	5.69%, 03/01/2040	48	58
Consolidated Edison Co of New York Inc			Fortis Inc/Canada
3.13%, 11/15/2027	300	284	3.06%, 10/04/2026	20	18
3.88%, 06/15/2047	500	466	Georgia Power Co
4.20%, 03/15/2042	128	125	4.25%, 12/01/2019	77	78
4.30%, 12/01/2056	230	220	4.30%, 03/15/2042	228	216
5.50%, 12/01/2039	400	462	4.75%, 09/01/2040	500	503
5.85%, 03/15/2036	51	60	Gulf Power Co
6.75%, 04/01/2038	125	163	3.30%, 05/30/2027	400	380
Delmarva Power & Light Co			Hydro-Quebec
4.15%, 05/15/2045	350	342	8.05%, 07/07/2024	102	125
Dominion Energy Inc			Iberdrola International BV
4.70%, 12/01/2044	300	303	6.75%, 07/15/2036	128	154
4.90%, 08/01/2041	77	79	Kentucky Utilities Co
5.95%, 06/15/2035	800	898	5.13%, 11/01/2040	500	568
DTE Electric Co			LG&E & KU Energy LLC
3.45%, 10/01/2020	405	406	3.75%, 11/15/2020	77	77
DTE Energy Co			Louisville Gas & Electric Co
3.50%, 06/01/2024	500	492	3.30%, 10/01/2025	50	49
Duke Energy Carolinas LLC			MidAmerican Energy Co
2.50%, 03/15/2023	279	268	4.25%, 05/01/2046	500	503
3.70%, 12/01/2047	300	273	Mississippi Power Co
3.90%, 06/15/2021	410	418	4.25%, 03/15/2042	100	94
4.00%, 09/30/2042	100	97	Nevada Power Co
5.30%, 02/15/2040	512	582	6.65%, 04/01/2036	400	506
Duke Energy Corp			NextEra Energy Capital Holdings Inc
1.80%, 09/01/2021	45	43	4.50%, 06/01/2021	351	358
2.65%, 09/01/2026	555	502	Northern States Power Co/MN
3.15%, 08/15/2027	15	14	3.40%, 08/15/2042	100	89
3.75%, 04/15/2024	500	501	5.35%, 11/01/2039	82	95
3.75%, 09/01/2046	600	527	NorthWestern Corp
Duke Energy Florida LLC			4.18%, 11/15/2044	300	295
3.40%, 10/01/2046	300	261	NSTAR Electric Co
5.65%, 04/01/2040	25	30	2.38%, 10/15/2022	750	721
6.40%, 06/15/2038	66	85	Oncor Electric Delivery Co LLC
Duke Energy Indiana LLC			5.25%, 09/30/2040	51	58
3.75%, 07/15/2020	37	37	7.25%, 01/15/2033	300	402
6.12%, 10/15/2035	77	93	Pacific Gas & Electric Co
6.45%, 04/01/2039	300	385	3.25%, 06/15/2023	1,000	966
Duke Energy Progress LLC			3.50%, 10/01/2020	25	25
4.15%, 12/01/2044	300	293	4.45%, 04/15/2042	102	95
Emera US Finance LP			5.40%, 01/15/2040	143	153
3.55%, 06/15/2026	25	24	5.80%, 03/01/2037	5	6
4.75%, 06/15/2046	25	24	6.05%, 03/01/2034	982	1,116
Entergy Arkansas Inc			PacifiCorp
3.70%, 06/01/2024	500	502	6.25%, 10/15/2037	92	116
3.75%, 02/15/2021	25	25	PECO Energy Co
Entergy Corp			2.38%, 09/15/2022	100	96
5.13%, 09/15/2020	89	91	3.90%, 03/01/2048	200	191
Entergy Louisiana LLC			PPL Capital Funding Inc
3.12%, 09/01/2027	300	283	3.40%, 06/01/2023	300	295
Evergy Inc			4.70%, 06/01/2043	100	100
4.85%, 06/01/2021	77	79	PPL Electric Utilities Corp
Eversource Energy			3.95%, 06/01/2047	300	289
2.50%, 03/15/2021	300	295

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Electrical Components & Equipment - 0.00%
Progress Energy Inc			Emerson Electric Co
3.15%, 04/01/2022	$128	$126	2.63%, 02/15/2023	$100	$96
7.75%, 03/01/2031	136	178	4.88%, 10/15/2019	25	26
PSEG Power LLC					$122
5.13%, 04/15/2020	300	307	Electronics - 0.11%
Public Service Co of Colorado			Allegion US Holding Co Inc
2.25%, 09/15/2022	1,000	956	3.55%, 10/01/2027	500	454
3.70%, 06/15/2028	300	300	Arrow Electronics Inc
Public Service Electric & Gas Co			4.50%, 03/01/2023	200	202
3.00%, 05/15/2027	400	378	Corning Inc
3.25%, 09/01/2023	400	397	4.38%, 11/15/2057	300	263
3.65%, 09/01/2042	200	187	4.75%, 03/15/2042	102	102
Puget Sound Energy Inc			Fortive Corp
5.80%, 03/15/2040	351	427	3.15%, 06/15/2026	535	498
Sempra Energy			Honeywell International Inc
2.40%, 02/01/2020	300	296	1.85%, 11/01/2021	30	29
2.90%, 02/01/2023	300	290	2.50%, 11/01/2026	50	46
3.40%, 02/01/2028	300	281	3.35%, 12/01/2023	265	265
3.80%, 02/01/2038	300	271	3.81%, 11/21/2047	77	73
4.00%, 02/01/2048	400	357	Jabil Inc
6.00%, 10/15/2039	112	129	3.95%, 01/12/2028	300	281
South Carolina Electric & Gas Co			4.70%, 09/15/2022	100	102
4.10%, 06/15/2046	300	277	Keysight Technologies Inc
5.45%, 02/01/2041	77	83	3.30%, 10/30/2019	500	500
Southern California Edison Co			Tyco Electronics Group SA
2.40%, 02/01/2022	300	289	7.13%, 10/01/2037	14	19
4.00%, 04/01/2047	15	14			$2,834
4.05%, 03/15/2042	668	630	Entertainment - 0.01%
5.50%, 03/15/2040	102	115	GLP Capital LP / GLP Financing II Inc
5.95%, 02/01/2038	117	138	5.38%, 04/15/2026	300	305
Southern Co/The			Environmental Control - 0.07%
2.35%, 07/01/2021	520	504	Republic Services Inc
3.25%, 07/01/2026	570	532	2.90%, 07/01/2026	500	465
4.40%, 07/01/2046	530	505	3.95%, 05/15/2028	300	298
5.50%, 03/15/2057(f)	400	405	4.75%, 05/15/2023	51	53
3 Month LIBOR + 3.63%			5.25%, 11/15/2021	200	211
Southern Power Co			Waste Management Inc
5.25%, 07/15/2043	200	204	3.90%, 03/01/2035	200	196
Southwestern Electric Power Co			4.10%, 03/01/2045	210	206
2.75%, 10/01/2026	750	686	4.60%, 03/01/2021	350	359
3.85%, 02/01/2048	300	269			$1,788
4.10%, 09/15/2028	400	400
6.20%, 03/15/2040	51	61	Federal & Federally Sponsored Credit - 0.04%
Tampa Electric Co			Federal Farm Credit Banks
4.35%, 05/15/2044	200	195	1.55%, 04/13/2020	250	245
TransAlta Corp			1.58%, 02/17/2021	175	170
6.50%, 03/15/2040	25	25	1.90%, 11/27/2020	500	490
Union Electric Co					$905
3.50%, 04/15/2024	500	495	Finance - Mortgage Loan/Banker - 1.34%
Virginia Electric & Power Co			Fannie Mae
2.75%, 03/15/2023	500	484	0.00%, 10/09/2019(g)	890	865
3.15%, 01/15/2026	30	29	1.13%, 07/26/2019	2,300	2,273
3.50%, 03/15/2027	30	29	1.25%, 02/26/2019	2,400	2,390
4.00%, 11/15/2046	500	473	1.25%, 05/06/2021	500	480
4.65%, 08/15/2043	250	263	1.25%, 08/17/2021	500	478
6.00%, 05/15/2037	77	93	1.38%, 02/26/2021	750	724
8.88%, 11/15/2038	10	16	1.38%, 10/07/2021	400	382
WEC Energy Group Inc			1.50%, 02/28/2020	750	737
3.55%, 06/15/2025	110	108	1.50%, 11/30/2020	500	486
Westar Energy Inc			1.63%, 01/21/2020	1,000	986
4.25%, 12/01/2045	500	497	1.70%, 01/27/2020	500	493
Wisconsin Electric Power Co			1.75%, 11/26/2019	750	742
5.70%, 12/01/2036	750	886	1.88%, 12/28/2020	500	489
		$41,320	1.88%, 04/05/2022	1,000	965
			2.00%, 01/05/2022	400	388
			2.00%, 10/05/2022	500	481
			2.13%, 04/24/2026	500	466
			2.38%, 01/19/2023	500	487
			2.63%, 09/06/2024	750	732

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)			Food (continued)
Fannie Mae (continued)			Kroger Co/The
5.63%, 07/15/2037	$200	$259	3.30%, 01/15/2021	$321	$321
6.63%, 11/15/2030	602	793	3.40%, 04/15/2022	154	153
7.13%, 01/15/2030	199	268	3.70%, 08/01/2027	300	287
7.25%, 05/15/2030	280	383	4.45%, 02/01/2047	55	50
Federal Home Loan Banks			5.15%, 08/01/2043	300	298
1.13%, 07/14/2021	1,500	1,430	5.40%, 07/15/2040	25	26
1.38%, 11/15/2019	1,500	1,479	6.15%, 01/15/2020	12	13
1.38%, 09/28/2020	2,000	1,944	Mondelez International Inc
1.38%, 02/18/2021	250	241	3.63%, 05/07/2023	300	298
1.50%, 10/21/2019	1,000	988	4.13%, 05/07/2028	300	297
1.88%, 03/13/2020	500	493	Sysco Corp
1.88%, 11/29/2021	250	242	4.85%, 10/01/2045	250	258
2.13%, 06/09/2023	200	192	5.38%, 09/21/2035	500	553
2.63%, 05/28/2020	500	499	Tyson Foods Inc
5.50%, 07/15/2036	180	229	3.55%, 06/02/2027	20	19
5.63%, 06/11/2021	350	375	4.55%, 06/02/2047	520	483
Freddie Mac					$12,128
1.25%, 10/02/2019	1,000	986	Forest Products & Paper - 0.12%
1.38%, 04/20/2020	500	489	Celulosa Arauco y Constitucion SA
1.38%, 05/01/2020	1,000	978	4.50%, 08/01/2024	500	503
1.40%, 08/22/2019	500	495	Georgia-Pacific LLC
1.50%, 01/17/2020	1,000	984	7.75%, 11/15/2029	51	67
1.88%, 11/17/2020	750	735	8.00%, 01/15/2024	228	272
2.38%, 01/13/2022	1,757	1,727	International Paper Co
2.75%, 06/19/2023	1,000	988	3.00%, 02/15/2027	35	32
6.25%, 07/15/2032	231	305	3.65%, 06/15/2024	443	438
6.75%, 03/15/2031	577	773	4.40%, 08/15/2047	350	323
		$33,319	4.75%, 02/15/2022	813	842
Food - 0.49%			4.80%, 06/15/2044	300	291
Campbell Soup Co			7.30%, 11/15/2039	25	32
3.30%, 03/19/2025	300	276	7.50%, 08/15/2021	92	102
4.15%, 03/15/2028	160	153			$2,902
4.25%, 04/15/2021	51	52	Gas - 0.07%
Conagra Brands Inc			Atmos Energy Corp
3.20%, 01/25/2023	567	550	4.13%, 10/15/2044	400	392
General Mills Inc			Dominion Energy Gas Holdings LLC
2.60%, 10/12/2022	500	479	4.80%, 11/01/2043	300	303
3.15%, 12/15/2021	77	76	NiSource Inc
3.20%, 04/16/2021	500	497	3.49%, 05/15/2027	20	19
3.70%, 10/17/2023	300	298	5.95%, 06/15/2041	525	600
4.00%, 04/17/2025	300	297	Southern California Gas Co
4.20%, 04/17/2028	520	512	3.15%, 09/15/2024	500	488
4.55%, 04/17/2038	300	288			$1,802
4.70%, 04/17/2048	300	288	Hand & Machine Tools - 0.01%
Hershey Co/The			Stanley Black & Decker Inc
2.90%, 05/15/2020	200	200	2.90%, 11/01/2022	200	196
3.10%, 05/15/2021	200	200	Healthcare - Products - 0.44%
3.38%, 05/15/2023	200	200	Abbott Laboratories
3.38%, 08/15/2046	350	308	2.55%, 03/15/2022	35	34
Kellogg Co			2.90%, 11/30/2021	520	513
2.65%, 12/01/2023	500	475	3.25%, 04/15/2023	600	595
3.25%, 04/01/2026	500	471	3.75%, 11/30/2026	470	469
Koninklijke Ahold Delhaize NV			4.75%, 11/30/2036	40	43
5.70%, 10/01/2040	102	111	4.90%, 11/30/2046	880	956
Kraft Heinz Foods Co			5.30%, 05/27/2040	200	222
3.00%, 06/01/2026	65	59	Becton Dickinson and Co
3.38%, 06/15/2021	400	398	2.68%, 12/15/2019	355	353
3.50%, 06/06/2022	330	328	2.89%, 06/06/2022	50	49
3.95%, 07/15/2025	625	616	3.25%, 11/12/2020	500	498
4.00%, 06/15/2023	400	401	3.36%, 06/06/2024	20	19
4.38%, 06/01/2046	395	349	3.73%, 12/15/2024	394	386
4.63%, 01/30/2029	400	399	4.67%, 06/06/2047	35	35
5.00%, 06/04/2042	200	191	4.69%, 12/15/2044	250	247
5.20%, 07/15/2045	235	230	5.00%, 11/12/2040	51	52
5.38%, 02/10/2020	95	98
6.50%, 02/09/2040	75	84
6.88%, 01/26/2039	161	188

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Products (continued)			Healthcare - Services (continued)
Boston Scientific Corp			Halfmoon Parent Inc (continued)
3.85%, 05/15/2025	$530	$527	4.38%, 10/15/2028(c)	$460	$459
4.13%, 10/01/2023	350	354	4.80%, 08/15/2038(c)	400	401
6.00%, 01/15/2020	51	53	4.90%, 12/15/2048(c)	360	357
7.38%, 01/15/2040	51	67	Howard Hughes Medical Institute
Koninklijke Philips NV			3.50%, 09/01/2023	400	403
5.00%, 03/15/2042	128	139	Humana Inc
Medtronic Global Holdings SCA			4.80%, 03/15/2047	500	510
3.35%, 04/01/2027	45	44	4.95%, 10/01/2044	325	337
Medtronic Inc			Kaiser Foundation Hospitals
2.50%, 03/15/2020	400	397	4.15%, 05/01/2047	670	669
3.15%, 03/15/2022	560	556	Laboratory Corp of America Holdings
3.50%, 03/15/2025	1,880	1,864	4.63%, 11/15/2020	500	510
4.38%, 03/15/2035	20	21	4.70%, 02/01/2045	15	15
4.63%, 03/15/2045	625	662	Memorial Sloan-Kettering Cancer Center
Stryker Corp			4.13%, 07/01/2052	400	395
2.63%, 03/15/2021	15	15	4.20%, 07/01/2055	250	250
3.50%, 03/15/2026	500	484	Mount Sinai Hospitals Group Inc
4.10%, 04/01/2043	200	186	3.98%, 07/01/2048	400	376
4.38%, 01/15/2020	25	25	Partners Healthcare System Inc
4.63%, 03/15/2046	20	20	4.12%, 07/01/2055	300	284
Thermo Fisher Scientific Inc			Quest Diagnostics Inc
2.95%, 09/19/2026	530	491	3.50%, 03/30/2025	500	482
3.00%, 04/15/2023	20	19	4.70%, 04/01/2021	102	105
4.15%, 02/01/2024	20	20	4.75%, 01/30/2020	3	3
4.70%, 05/01/2020	51	52	UnitedHealth Group Inc
Zimmer Biomet Holdings Inc			2.38%, 10/15/2022	500	479
3.15%, 04/01/2022	500	490	2.88%, 03/15/2022	180	177
		$10,957	3.35%, 07/15/2022	30	30
Healthcare - Services - 0.72%			3.45%, 01/15/2027	540	529
Aetna Inc			3.75%, 07/15/2025	340	342
2.80%, 06/15/2023	35	33	3.75%, 10/15/2047	510	474
4.13%, 06/01/2021	102	104	4.20%, 01/15/2047	30	30
4.13%, 11/15/2042	100	92	4.25%, 06/15/2048	165	166
6.63%, 06/15/2036	105	128	4.38%, 03/15/2042	750	762
6.75%, 12/15/2037	112	140	4.63%, 07/15/2035	30	32
Anthem Inc			4.70%, 02/15/2021	90	93
2.50%, 11/21/2020	700	689	6.50%, 06/15/2037	77	98
2.95%, 12/01/2022	300	292	6.88%, 02/15/2038	491	655
3.30%, 01/15/2023	325	321			$17,870
3.50%, 08/15/2024	15	15	Home Furnishings - 0.00%
3.65%, 12/01/2027	300	285	Whirlpool Corp
4.38%, 12/01/2047	300	284	4.85%, 06/15/2021	77	79
4.63%, 05/15/2042	30	29	Housewares - 0.08%
4.65%, 01/15/2043	115	113	Newell Brands Inc
Ascension Health			2.88%, 12/01/2019	400	399
3.95%, 11/15/2046	500	485	3.85%, 04/01/2023	400	392
Baylor Scott & White Holdings			3.90%, 11/01/2025	350	325
3.97%, 11/15/2046	232	220	4.20%, 04/01/2026	500	476
Children's Hospital Corp/The			5.38%, 04/01/2036	350	337
4.12%, 01/01/2047	500	494	5.50%, 04/01/2046	30	29
Children's Hospital Medical Center/Cincinnati					$1,958
OH			Insurance - 0.76%
4.27%, 05/15/2044	465	468	Aflac Inc
Cigna Corp			3.63%, 11/15/2024	230	229
3.05%, 10/15/2027	500	450	Allied World Assurance Co Holdings Ltd
3.25%, 04/15/2025	775	734	4.35%, 10/29/2025	500	487
3.88%, 10/15/2047	115	98	Allstate Corp/The
Coventry Health Care Inc			3.28%, 12/15/2026	500	481
5.45%, 06/15/2021	500	524	5.55%, 05/09/2035	200	228
Dignity Health			American International Group Inc
2.64%, 11/01/2019	500	497	3.75%, 07/10/2025	20	19
3.13%, 11/01/2022	500	488	3.88%, 01/15/2035	750	681
Halfmoon Parent Inc			3.90%, 04/01/2026	785	767
3.20%, 09/17/2020(c)	400	398	4.20%, 04/01/2028	190	188
3.40%, 09/17/2021(c)	400	398	4.38%, 01/15/2055	30	26
3.75%, 07/15/2023(c)	400	399	4.70%, 07/10/2035	750	749
4.13%, 11/15/2025(c)	270	269	4.80%, 07/10/2045	50	50

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Insurance (continued)
American International Group Inc (continued)			Prudential Financial Inc
4.88%, 06/01/2022	$280	$292	3.50%, 05/15/2024	$1,200	$1,200
Aon Corp			3.91%, 12/07/2047	177	159
5.00%, 09/30/2020	128	132	4.50%, 11/16/2021	128	132
Aon PLC			5.20%, 03/15/2044(f)	350	348
3.88%, 12/15/2025	20	20	3 Month LIBOR + 3.04%
Arch Capital Finance LLC			5.70%, 12/14/2036	25	28
5.03%, 12/15/2046	250	261	5.70%, 09/15/2048(f)	500	498
Arch Capital Group US Inc			3 Month LIBOR + 2.67%
5.14%, 11/01/2043	375	397	5.88%, 09/15/2042(f)	100	106
Athene Holding Ltd			3 Month LIBOR + 4.18%
4.13%, 01/12/2028	500	467	Reinsurance Group of America Inc
AXA Equitable Holdings Inc			4.70%, 09/15/2023	200	205
4.35%, 04/20/2028(c)	205	198	Travelers Cos Inc/The
AXA SA			4.00%, 05/30/2047	800	767
8.60%, 12/15/2030	38	49	6.25%, 06/15/2037	12	15
Berkshire Hathaway Finance Corp			6.75%, 06/20/2036	51	66
3.00%, 05/15/2022	30	30	Trinity Acquisition PLC
4.20%, 08/15/2048	285	283	4.40%, 03/15/2026	500	497
4.25%, 01/15/2021	102	105	Willis North America Inc
4.30%, 05/15/2043	300	303	3.60%, 05/15/2024	300	292
5.75%, 01/15/2040	115	138	XLIT Ltd
Berkshire Hathaway Inc			5.25%, 12/15/2043	400	431
2.20%, 03/15/2021	415	407			$18,852
2.75%, 03/15/2023	30	29	Internet - 0.27%
3.13%, 03/15/2026	350	338	Alibaba Group Holding Ltd
3.40%, 01/31/2022	205	207	3.13%, 11/28/2021	270	267
4.50%, 02/11/2043	25	26	3.40%, 12/06/2027	325	303
Chubb Corp/The			3.60%, 11/28/2024	300	295
6.50%, 05/15/2038	10	13	4.40%, 12/06/2057	305	279
Chubb INA Holdings Inc			Alphabet Inc
2.30%, 11/03/2020	15	15	2.00%, 08/15/2026	30	27
2.88%, 11/03/2022	500	489	3.38%, 02/25/2024	530	533
3.35%, 05/03/2026	30	29	3.63%, 05/19/2021	51	52
4.35%, 11/03/2045	25	26	Amazon.com Inc
6.70%, 05/15/2036	250	322	2.40%, 02/22/2023	370	356
CNA Financial Corp			2.50%, 11/29/2022	130	126
5.75%, 08/15/2021	77	82	2.60%, 12/05/2019	250	249
Hartford Financial Services Group Inc/The			3.15%, 08/22/2027	490	469
4.30%, 04/15/2043	250	237	3.80%, 12/05/2024	20	20
Lincoln National Corp			3.88%, 08/22/2037	340	333
3.80%, 03/01/2028	60	58	4.05%, 08/22/2047	30	29
4.00%, 09/01/2023	1,000	1,011	4.25%, 08/22/2057	630	630
4.35%, 03/01/2048	55	51	4.80%, 12/05/2034	30	33
6.15%, 04/07/2036	6	7	4.95%, 12/05/2044	515	576
7.00%, 06/15/2040	47	59	Baidu Inc
Loews Corp			3.50%, 11/28/2022	500	491
2.63%, 05/15/2023	200	192	4.13%, 06/30/2025	500	493
4.13%, 05/15/2043	200	187	eBay Inc
Manulife Financial Corp			2.60%, 07/15/2022	600	579
5.38%, 03/04/2046	250	282	2.75%, 01/30/2023	10	10
Marsh & McLennan Cos Inc			2.88%, 08/01/2021	5	5
2.35%, 03/06/2020	300	296	3.45%, 08/01/2024	30	29
3.75%, 03/14/2026	750	737	3.80%, 03/09/2022	500	504
MetLife Inc			4.00%, 07/15/2042	100	82
3.00%, 03/01/2025	300	287			$6,770
3.60%, 04/10/2024	250	251	Iron & Steel - 0.07%
4.37%, 09/15/2023	235	244	Nucor Corp
4.60%, 05/13/2046	525	534	4.00%, 08/01/2023	500	510
4.88%, 11/13/2043	20	21	Vale Overseas Ltd
5.70%, 06/15/2035	164	188	4.38%, 01/11/2022	96	97
6.40%, 12/15/2066	288	305	6.25%, 08/10/2026	400	438
PartnerRe Finance B LLC			6.88%, 11/21/2036	617	716
5.50%, 06/01/2020	115	119	8.25%, 01/17/2034	38	49
Progressive Corp/The					$1,810
3.75%, 08/23/2021	277	279	Leisure Products & Services - 0.02%
4.35%, 04/25/2044	200	200	Royal Caribbean Cruises Ltd
			7.50%, 10/15/2027	400	474

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Lodging - 0.06%			Media (continued)
Marriott International Inc/MD			Comcast Corp
2.30%, 01/15/2022	$30	$29	2.35%, 01/15/2027	$60	$53
2.88%, 03/01/2021	500	492	2.75%, 03/01/2023	115	111
3.13%, 10/15/2021	500	493	2.85%, 01/15/2023	100	97
Sands China Ltd			3.13%, 07/15/2022	30	30
4.60%, 08/08/2023(c)	200	200	3.15%, 03/01/2026	30	28
5.40%, 08/08/2028(c)	300	299	3.38%, 08/15/2025	525	507
		$1,513	3.40%, 07/15/2046	20	16
Machinery - Construction & Mining - 0.08%			3.55%, 05/01/2028	125	120
ABB Finance USA Inc			3.60%, 03/01/2024	30	30
2.88%, 05/08/2022	100	98	3.90%, 03/01/2038	150	137
Caterpillar Financial Services Corp			4.00%, 08/15/2047	30	27
1.70%, 08/09/2021	380	365	4.00%, 03/01/2048	400	359
1.93%, 10/01/2021	190	183	4.00%, 11/01/2049	20	18
2.95%, 05/15/2020	400	400	4.20%, 08/15/2034	750	722
3.45%, 05/15/2023	300	300	4.25%, 01/15/2033	120	118
Caterpillar Inc			4.40%, 08/15/2035	500	491
3.40%, 05/15/2024	30	30	4.60%, 08/15/2045	500	490
3.80%, 08/15/2042	105	100	4.65%, 07/15/2042	115	114
3.90%, 05/27/2021	60	61	4.75%, 03/01/2044	45	45
4.75%, 05/15/2064	350	363	5.15%, 03/01/2020	774	796
6.05%, 08/15/2036	132	160	5.65%, 06/15/2035	20	22
		$2,060	6.40%, 03/01/2040	500	597
Machinery - Diversified - 0.13%			6.45%, 03/15/2037	85	101
Deere & Co			6.95%, 08/15/2037	274	338
3.90%, 06/09/2042	30	29	7.05%, 03/15/2033	15	19
4.38%, 10/16/2019	56	57	Discovery Communications LLC
5.38%, 10/16/2029	500	563	2.80%, 06/15/2020(c)	500	495
Dover Corp			3.25%, 04/01/2023	200	193
5.38%, 03/01/2041	77	85	3.95%, 03/20/2028	500	475
John Deere Capital Corp			4.38%, 06/15/2021	500	510
1.25%, 10/09/2019	300	295	4.88%, 04/01/2043	25	23
2.80%, 03/06/2023	20	19	5.00%, 09/20/2037	500	488
3.05%, 01/06/2028	300	283	6.35%, 06/01/2040	73	80
3.90%, 07/12/2021	500	509	Grupo Televisa SAB
Rockwell Automation Inc			4.63%, 01/30/2026	500	510
2.05%, 03/01/2020	250	246	6.63%, 03/18/2025	200	226
Roper Technologies Inc			NBCUniversal Media LLC
2.80%, 12/15/2021	500	489	4.38%, 04/01/2021	151	155
3.13%, 11/15/2022	750	733	4.45%, 01/15/2043	15	14
Xylem Inc/NY			5.15%, 04/30/2020	575	593
4.88%, 10/01/2021	19	20	5.95%, 04/01/2041	100	115
		$3,328	6.40%, 04/30/2040	251	301
Media - 0.90%			RELX Capital Inc
21st Century Fox America Inc			3.13%, 10/15/2022	125	122
3.70%, 10/15/2025	500	496	Thomson Reuters Corp
4.50%, 02/15/2021	200	206	3.95%, 09/30/2021	175	177
4.95%, 10/15/2045	350	388	4.50%, 05/23/2043	300	278
5.65%, 08/15/2020	51	53	5.85%, 04/15/2040	25	27
6.15%, 03/01/2037	15	19	Time Warner Cable LLC
6.15%, 02/15/2041	577	736	4.00%, 09/01/2021	190	191
6.20%, 12/15/2034	154	190	5.50%, 09/01/2041	340	327
6.40%, 12/15/2035	128	163	5.88%, 11/15/2040	20	20
CBS Corp			6.55%, 05/01/2037	176	191
2.90%, 06/01/2023(c)	200	190	6.75%, 06/15/2039	77	84
4.00%, 01/15/2026	515	505	7.30%, 07/01/2038	300	344
4.30%, 02/15/2021	535	544	Time Warner Entertainment Co LP
4.85%, 07/01/2042	200	194	8.38%, 07/15/2033	95	118
7.88%, 07/30/2030	178	222	Viacom Inc
Charter Communications Operating LLC / Charter			3.88%, 12/15/2021	128	128
Communications Operating Capital			4.38%, 03/15/2043	435	380
4.46%, 07/23/2022	340	346	6.88%, 04/30/2036	181	206
4.91%, 07/23/2025	335	340	Walt Disney Co/The
5.75%, 04/01/2048	605	605	2.30%, 02/12/2021	500	491
6.38%, 10/23/2035	800	860	2.35%, 12/01/2022	770	740
6.48%, 10/23/2045	435	468	2.75%, 08/16/2021	102	101
			3.70%, 12/01/2042	100	92
			3.75%, 06/01/2021	200	204

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Miscellaneous Manufacturers (continued)
Walt Disney Co/The (continued)			General Electric Co (continued)
7.00%, 03/01/2032	$51	$66	5.50%, 01/08/2020	$295	$304
Warner Media LLC			6.15%, 08/07/2037	155	178
2.95%, 07/15/2026	20	18	6.75%, 03/15/2032	896	1,084
3.60%, 07/15/2025	500	479	6.88%, 01/10/2039	500	624
3.80%, 02/15/2027	40	38	Illinois Tool Works Inc
4.00%, 01/15/2022	180	182	2.65%, 11/15/2026	500	462
4.05%, 12/15/2023	500	503	3.50%, 03/01/2024	350	352
4.65%, 06/01/2044	500	450	Ingersoll-Rand Global Holding Co Ltd
4.70%, 01/15/2021	81	83	3.75%, 08/21/2028	70	68
4.85%, 07/15/2045	60	56	Ingersoll-Rand Luxembourg Finance SA
5.38%, 10/15/2041	128	127	4.65%, 11/01/2044	300	304
		$22,312	Parker-Hannifin Corp
Metal Fabrication & Hardware - 0.02%			3.50%, 09/15/2022	577	577
Precision Castparts Corp					$7,722
2.50%, 01/15/2023	100	96	Office & Business Equipment - 0.03%
3.25%, 06/15/2025	25	24	Xerox Corp
4.38%, 06/15/2045	250	254	2.75%, 09/01/2020	415	406
		$374	4.50%, 05/15/2021	226	227
Mining - 0.17%					$633
Barrick Gold Corp			Oil & Gas - 1.55%
5.25%, 04/01/2042	20	21	Anadarko Finance Co
Barrick North America Finance LLC			7.50%, 05/01/2031	77	94
5.75%, 05/01/2043	355	394	Anadarko Petroleum Corp
Barrick PD Australia Finance Pty Ltd			4.50%, 07/15/2044	100	92
5.95%, 10/15/2039	90	99	4.85%, 03/15/2021	20	21
BHP Billiton Finance USA Ltd			6.20%, 03/15/2040	25	28
4.13%, 02/24/2042	328	324	6.45%, 09/15/2036	725	827
5.00%, 09/30/2043	520	577	6.60%, 03/15/2046	40	47
Goldcorp Inc			Andeavor
3.63%, 06/09/2021	300	299	4.75%, 12/15/2023	300	310
Newmont Mining Corp			5.13%, 12/15/2026	300	314
3.50%, 03/15/2022	30	30	Apache Corp
4.88%, 03/15/2042	20	19	2.63%, 01/15/2023	288	275
6.25%, 10/01/2039	515	584	3.25%, 04/15/2022	25	25
Rio Tinto Alcan Inc			3.63%, 02/01/2021	577	577
6.13%, 12/15/2033	77	92	4.75%, 04/15/2043	133	126
Rio Tinto Finance USA Ltd			5.10%, 09/01/2040	92	91
7.13%, 07/15/2028	537	669	BP Capital Markets PLC
Rio Tinto Finance USA PLC			2.32%, 02/13/2020	200	198
4.75%, 03/22/2042	328	347	2.50%, 11/06/2022	1,220	1,179
Southern Copper Corp			3.06%, 03/17/2022	315	311
5.38%, 04/16/2020	25	26	3.22%, 11/28/2023	30	29
5.88%, 04/23/2045	350	382	3.22%, 04/14/2024	420	411
6.75%, 04/16/2040	258	305	3.28%, 09/19/2027	175	167
		$4,168	3.54%, 11/04/2024	20	20
Miscellaneous Manufacturers - 0.31%			3.56%, 11/01/2021	200	201
3M Co			3.59%, 04/14/2027	30	29
1.63%, 09/19/2021	500	478	3.72%, 11/28/2028	40	40
3.13%, 09/19/2046	300	254	3.81%, 02/10/2024	400	405
Crane Co			4.50%, 10/01/2020	20	20
4.45%, 12/15/2023	100	102	4.74%, 03/11/2021	128	132
Eaton Corp			Canadian Natural Resources Ltd
2.75%, 11/02/2022	100	97	2.95%, 01/15/2023	30	29
3.92%, 09/15/2047	400	356	3.85%, 06/01/2027	55	54
4.00%, 11/02/2032	100	99	4.95%, 06/01/2047	20	21
4.15%, 11/02/2042	50	47	6.25%, 03/15/2038	1,164	1,374
General Electric Co			Cenovus Energy Inc
2.20%, 01/09/2020	1,110	1,098	4.25%, 04/15/2027	400	387
2.70%, 10/09/2022	385	371	5.40%, 06/15/2047	480	480
3.10%, 01/09/2023	35	34	Chevron Corp
3.38%, 03/11/2024	20	20	2.10%, 05/16/2021	80	78
4.13%, 10/09/2042	325	290	2.36%, 12/05/2022	325	313
4.38%, 09/16/2020	25	26	2.41%, 03/03/2022	500	486
4.50%, 03/11/2044	70	66	2.43%, 06/24/2020	450	446
4.63%, 01/07/2021	77	79	2.95%, 05/16/2026	355	339
4.65%, 10/17/2021	30	31	3.19%, 06/24/2023	15	15
5.30%, 02/11/2021	308	321

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
CNOOC Finance 2013 Ltd			Occidental Petroleum Corp
3.00%, 05/09/2023	$150	$144	2.70%, 02/15/2023	$330	$319
4.25%, 05/09/2043	100	94	3.13%, 02/15/2022	30	30
CNOOC Nexen Finance 2014 ULC			3.50%, 06/15/2025	500	496
4.25%, 04/30/2024	500	504	4.10%, 02/15/2047	300	291
Concho Resources Inc			4.40%, 04/15/2046	50	51
4.30%, 08/15/2028	300	299	4.63%, 06/15/2045	25	26
4.88%, 10/01/2047	120	121	Patterson-UTI Energy Inc
Conoco Funding Co			3.95%, 02/01/2028	300	278
7.25%, 10/15/2031	200	256	Petro-Canada
ConocoPhillips			5.95%, 05/15/2035	400	461
6.50%, 02/01/2039	169	219	6.80%, 05/15/2038	12	15
ConocoPhillips Co			Petroleos Mexicanos
4.30%, 11/15/2044	420	432	3.50%, 07/23/2020	350	347
ConocoPhillips Holding Co			4.50%, 01/23/2026	1,000	935
6.95%, 04/15/2029	202	252	4.88%, 01/24/2022	385	389
Devon Energy Corp			5.50%, 01/21/2021	208	215
3.25%, 05/15/2022	60	59	5.50%, 06/27/2044	350	296
5.00%, 06/15/2045	10	10	6.38%, 01/23/2045	400	370
5.60%, 07/15/2041	425	451	6.50%, 03/13/2027	1,790	1,828
Ecopetrol SA			6.63%, 06/15/2035	1,036	1,029
4.13%, 01/16/2025	500	485	6.75%, 09/21/2047	1,140	1,088
5.88%, 09/18/2023	250	266	Phillips 66
EOG Resources Inc			4.30%, 04/01/2022	1,143	1,175
2.63%, 03/15/2023	200	193	5.88%, 05/01/2042	128	147
4.15%, 01/15/2026	350	358	Pioneer Natural Resources Co
4.40%, 06/01/2020	51	52	3.95%, 07/15/2022	100	101
Equinor ASA			Shell International Finance BV
2.25%, 11/08/2019	500	497	1.75%, 09/12/2021	65	62
2.45%, 01/17/2023	30	29	1.88%, 05/10/2021	1,025	992
2.65%, 01/15/2024	400	383	2.38%, 08/21/2022	130	126
3.15%, 01/23/2022	102	102	2.50%, 09/12/2026	330	304
3.95%, 05/15/2043	200	195	3.40%, 08/12/2023	1,530	1,528
5.10%, 08/17/2040	263	298	3.63%, 08/21/2042	100	93
Exxon Mobil Corp			3.75%, 09/12/2046	30	28
2.22%, 03/01/2021	530	519	4.00%, 05/10/2046	245	240
2.40%, 03/06/2022	30	29	4.13%, 05/11/2035	410	415
2.71%, 03/06/2025	30	29	4.38%, 03/25/2020	25	25
2.73%, 03/01/2023	30	29	4.38%, 05/11/2045	490	509
3.04%, 03/01/2026	280	272	4.55%, 08/12/2043	35	37
3.18%, 03/15/2024	530	525	5.50%, 03/25/2040	25	29
3.57%, 03/06/2045	300	281	6.38%, 12/15/2038	43	56
4.11%, 03/01/2046	95	96	Suncor Energy Inc
Hess Corp			4.00%, 11/15/2047	90	84
5.60%, 02/15/2041	51	52	6.50%, 06/15/2038	428	529
7.13%, 03/15/2033	221	254	6.85%, 06/01/2039	5	6
7.30%, 08/15/2031	25	29	Total Capital International SA
HollyFrontier Corp			2.75%, 06/19/2021	400	396
5.88%, 04/01/2026	475	506	2.88%, 02/17/2022	128	126
Husky Energy Inc			Total Capital SA
7.25%, 12/15/2019	550	576	4.25%, 12/15/2021	51	52
Marathon Oil Corp			4.45%, 06/24/2020	500	512
2.80%, 11/01/2022	10	10	Valero Energy Corp
3.85%, 06/01/2025	505	494	3.65%, 03/15/2025	500	489
6.60%, 10/01/2037	223	263	6.13%, 02/01/2020	138	143
Marathon Petroleum Corp			6.63%, 06/15/2037	234	283
3.63%, 09/15/2024	400	395	7.50%, 04/15/2032	15	19
5.00%, 09/15/2054	200	190			$38,548
5.13%, 03/01/2021	77	80	Oil & Gas Services - 0.11%
Nexen Energy ULC			Baker Hughes a GE Co LLC
5.88%, 03/10/2035	500	570	3.20%, 08/15/2021	149	148
6.40%, 05/15/2037	157	190	Baker Hughes a GE Co LLC / Baker Hughes Co-
7.50%, 07/30/2039	15	21	Obligor Inc
Noble Energy Inc			2.77%, 12/15/2022	155	150
5.05%, 11/15/2044	25	24	3.34%, 12/15/2027	165	155
5.25%, 11/15/2043	350	345	4.08%, 12/15/2047	170	154
6.00%, 03/01/2041	102	109

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas Services (continued)			Pharmaceuticals (continued)
Halliburton Co			Eli Lilly & Co
3.25%, 11/15/2021	$651	$652	2.75%, 06/01/2025	$10	$10
3.80%, 11/15/2025	275	273	3.70%, 03/01/2045	510	481
4.50%, 11/15/2041	51	50	Express Scripts Holding Co
4.85%, 11/15/2035	275	288	3.05%, 11/30/2022	300	291
5.00%, 11/15/2045	385	411	3.50%, 06/15/2024	515	501
7.45%, 09/15/2039	10	14	3.90%, 02/15/2022	200	201
National Oilwell Varco Inc			4.50%, 02/25/2026	30	30
2.60%, 12/01/2022	500	476	4.75%, 11/15/2021	77	79
		$2,771	4.80%, 07/15/2046	25	24
Packaging & Containers - 0.02%			6.13%, 11/15/2041	16	18
WestRock RKT Co			GlaxoSmithKline Capital Inc
4.00%, 03/01/2023	500	501	3.38%, 05/15/2023	580	578
Pharmaceuticals - 1.24%			3.88%, 05/15/2028	545	551
AbbVie Inc			5.38%, 04/15/2034	1,000	1,150
2.50%, 05/14/2020	580	574	GlaxoSmithKline Capital PLC
2.90%, 11/06/2022	200	194	2.85%, 05/08/2022	143	141
3.20%, 11/06/2022	30	29	Johnson & Johnson
3.20%, 05/14/2026	335	312	2.25%, 03/03/2022	30	29
3.38%, 11/14/2021	350	350	2.45%, 03/01/2026	30	28
3.60%, 05/14/2025	500	484	2.95%, 09/01/2020	128	129
3.75%, 11/14/2023	350	349	2.95%, 03/03/2027	5	5
4.25%, 11/14/2028	220	218	3.50%, 01/15/2048	90	82
4.30%, 05/14/2036	170	159	3.63%, 03/03/2037	20	19
4.40%, 11/06/2042	200	185	3.70%, 03/01/2046	225	214
4.45%, 05/14/2046	280	257	3.75%, 03/03/2047	30	29
4.50%, 05/14/2035	300	288	4.95%, 05/15/2033	201	227
4.70%, 05/14/2045	330	317	5.95%, 08/15/2037	775	973
4.88%, 11/14/2048	210	207	McKesson Corp
Allergan Finance LLC			3.95%, 02/16/2028	75	72
3.25%, 10/01/2022	180	177	4.75%, 03/01/2021	250	256
4.63%, 10/01/2042	100	95	4.88%, 03/15/2044	150	150
Allergan Funding SCS			Mead Johnson Nutrition Co
3.00%, 03/12/2020	400	400	4.60%, 06/01/2044	250	253
3.45%, 03/15/2022	30	30	Merck & Co Inc
3.80%, 03/15/2025	330	323	2.35%, 02/10/2022	800	779
3.85%, 06/15/2024	445	440	2.40%, 09/15/2022	130	126
4.55%, 03/15/2035	1,030	1,002	2.75%, 02/10/2025	385	370
4.75%, 03/15/2045	235	228	2.80%, 05/18/2023	230	225
4.85%, 06/15/2044	530	524	3.60%, 09/15/2042	100	94
AmerisourceBergen Corp			3.70%, 02/10/2045	10	10
3.40%, 05/15/2024	250	244	3.88%, 01/15/2021	40	41
AstraZeneca PLC			4.15%, 05/18/2043	200	205
2.38%, 06/12/2022	20	19	Mylan NV
3.38%, 11/16/2025	305	295	3.75%, 12/15/2020	750	751
4.00%, 09/18/2042	125	118	3.95%, 06/15/2026	295	279
4.38%, 11/16/2045	185	182	5.25%, 06/15/2046	170	159
4.38%, 08/17/2048	90	87	Novartis Capital Corp
6.45%, 09/15/2037	164	206	3.00%, 11/20/2025	500	481
Bristol-Myers Squibb Co			3.10%, 05/17/2027	20	19
3.25%, 08/01/2042	600	515	4.40%, 04/24/2020	77	79
Cardinal Health Inc			4.40%, 05/06/2044	350	373
2.62%, 06/15/2022	250	239	Pfizer Inc
3.08%, 06/15/2024	50	47	1.95%, 06/03/2021	30	29
3.20%, 03/15/2023	200	194	2.20%, 12/15/2021	30	29
3.41%, 06/15/2027	200	185	2.75%, 06/03/2026	35	33
4.60%, 03/15/2043	100	91	3.00%, 06/15/2023	530	524
CVS Health Corp			3.40%, 05/15/2024	1,025	1,025
2.13%, 06/01/2021	30	29	4.13%, 12/15/2046	525	520
2.80%, 07/20/2020	530	525	4.20%, 09/15/2048	470	472
3.50%, 07/20/2022	1,000	992	4.40%, 05/15/2044	30	31
4.00%, 12/05/2023	30	30	5.60%, 09/15/2040	380	449
4.13%, 05/15/2021	500	508	7.20%, 03/15/2039	176	243
4.30%, 03/25/2028	500	496	Sanofi
4.78%, 03/25/2038	610	607	3.38%, 06/19/2023	400	400
5.05%, 03/25/2048	980	1,002	3.63%, 06/19/2028	400	396
5.13%, 07/20/2045	370	380
5.30%, 12/05/2043	25	26

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Pipelines (continued)
Shire Acquisitions Investments Ireland DAC			Kinder Morgan Energy Partners LP (continued)
2.40%, 09/23/2021	$500	$483	5.40%, 09/01/2044	$400	$411
2.88%, 09/23/2023	35	33	6.38%, 03/01/2041	128	146
3.20%, 09/23/2026	525	484	6.50%, 09/01/2039	112	126
Wyeth LLC			6.95%, 01/15/2038	112	136
5.95%, 04/01/2037	91	110	7.40%, 03/15/2031	177	210
6.50%, 02/01/2034	144	180	Kinder Morgan Inc/DE
Zoetis Inc			3.05%, 12/01/2019	750	749
3.25%, 02/01/2023	100	98	3.15%, 01/15/2023	500	486
3.45%, 11/13/2020	750	753	4.30%, 06/01/2025	55	55
3.95%, 09/12/2047	5	5	5.05%, 02/15/2046	15	15
		$30,968	5.55%, 06/01/2045	50	53
Pipelines - 1.04%			MPLX LP
Andeavor Logistics LP / Tesoro Logistics Finance			3.38%, 03/15/2023	60	59
Corp			4.13%, 03/01/2027	425	414
4.25%, 12/01/2027	400	391	4.50%, 07/15/2023	30	31
5.20%, 12/01/2047	400	399	4.50%, 04/15/2038	220	207
Boardwalk Pipelines LP			4.70%, 04/15/2048	185	172
3.38%, 02/01/2023	200	193	4.88%, 12/01/2024	30	31
Buckeye Partners LP			4.88%, 06/01/2025	300	310
4.88%, 02/01/2021	850	865	4.90%, 04/15/2058	60	54
Columbia Pipeline Group Inc			5.20%, 03/01/2047	330	331
5.80%, 06/01/2045	500	556	ONEOK Inc
Enable Midstream Partners LP			4.00%, 07/13/2027	300	290
4.95%, 05/15/2028	300	298	4.25%, 02/01/2022	300	304
5.00%, 05/15/2044	500	450	4.95%, 07/13/2047	300	298
Enbridge Energy Partners LP			ONEOK Partners LP
5.20%, 03/15/2020	9	9	4.90%, 03/15/2025	500	519
7.38%, 10/15/2045	100	132	5.00%, 09/15/2023	250	261
Enbridge Inc			6.13%, 02/01/2041	128	141
4.25%, 12/01/2026	750	755	Plains All American Pipeline LP / PAA Finance
5.50%, 12/01/2046	30	33	Corp
Energy Transfer Partners LP			2.85%, 01/31/2023	200	190
3.60%, 02/01/2023	15	15	3.65%, 06/01/2022	128	126
4.75%, 01/15/2026	50	51	4.30%, 01/31/2043	200	170
4.90%, 02/01/2024	350	361	4.50%, 12/15/2026	520	519
4.90%, 03/15/2035	300	282	4.65%, 10/15/2025	15	15
5.20%, 02/01/2022	102	106	4.70%, 06/15/2044	500	450
5.30%, 04/15/2047	15	15	5.75%, 01/15/2020	15	15
5.95%, 10/01/2043	350	364	Sabine Pass Liquefaction LLC
6.00%, 06/15/2048	300	320	5.00%, 03/15/2027	360	370
6.13%, 12/15/2045	525	560	5.63%, 03/01/2025	40	43
6.50%, 02/01/2042	102	112	5.75%, 05/15/2024	300	322
Energy Transfer Partners LP / Regency Energy			5.88%, 06/30/2026	345	373
Finance Corp			6.25%, 03/15/2022	100	107
5.88%, 03/01/2022	750	794	Southern Natural Gas Co LLC / Southern Natural
Enterprise Products Operating LLC			Issuing Corp
2.80%, 02/15/2021	95	94	4.40%, 06/15/2021	51	52
3.35%, 03/15/2023	300	297	Spectra Energy Partners LP
3.70%, 02/15/2026	525	517	5.95%, 09/25/2043	200	225
3.75%, 02/15/2025	500	499	Sunoco Logistics Partners Operations LP
3.90%, 02/15/2024	250	252	3.45%, 01/15/2023	200	195
4.25%, 02/15/2048	155	146	4.95%, 01/15/2043	200	183
4.85%, 08/15/2042	300	306	5.35%, 05/15/2045	15	15
4.85%, 03/15/2044	30	31	Texas Eastern Transmission LP
4.90%, 05/15/2046	400	414	7.00%, 07/15/2032	100	121
5.20%, 09/01/2020	77	80	TransCanada PipeLines Ltd
6.13%, 10/15/2039	123	144	3.80%, 10/01/2020	128	129
6.45%, 09/01/2040	177	216	4.25%, 05/15/2028	300	301
6.88%, 03/01/2033	15	19	4.75%, 05/15/2038	300	305
EQT Midstream Partners LP			4.88%, 05/15/2048	420	429
4.75%, 07/15/2023	300	304	5.60%, 03/31/2034	300	329
Kinder Morgan Energy Partners LP			6.10%, 06/01/2040	25	29
3.50%, 03/01/2021	750	752	7.25%, 08/15/2038	51	64
3.50%, 09/01/2023	200	196	7.63%, 01/15/2039	500	666
4.15%, 03/01/2022	300	303	Western Gas Partners LP
4.70%, 11/01/2042	200	188	5.50%, 08/15/2048	300	283
5.00%, 03/01/2043	100	98

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			REITs (continued)
Williams Cos Inc/The			Crown Castle International Corp
3.35%, 08/15/2022	$15	$15	3.20%, 09/01/2024	$400	$380
3.75%, 06/15/2027	400	381	3.70%, 06/15/2026	765	731
3.90%, 01/15/2025	350	342	5.25%, 01/15/2023	30	31
4.00%, 09/15/2025	595	585	DDR Corp
5.10%, 09/15/2045	180	181	4.63%, 07/15/2022	200	205
5.25%, 03/15/2020	180	185	Digital Realty Trust LP
6.30%, 04/15/2040	343	388	4.45%, 07/15/2028	250	250
		$25,829	Duke Realty LP
Private Equity - 0.01%			3.88%, 10/15/2022	100	101
Brookfield Asset Management Inc			4.00%, 09/15/2028	400	394
4.00%, 01/15/2025	300	295	ERP Operating LP
Real Estate - 0.01%			3.50%, 03/01/2028	60	58
Prologis LP			4.63%, 12/15/2021	500	516
3.88%, 09/15/2028	250	251	4.75%, 07/15/2020	51	52
Regional Authority - 0.16%			Essex Portfolio LP
Province of Alberta Canada			4.50%, 03/15/2048	300	293
3.30%, 03/15/2028	150	147	Federal Realty Investment Trust
Province of British Columbia Canada			4.50%, 12/01/2044	250	250
2.65%, 09/22/2021	77	76	Government Properties Income Trust
6.50%, 01/15/2026	18	21	4.00%, 07/15/2022	400	395
Province of Manitoba Canada			HCP Inc
3.05%, 05/14/2024	500	492	3.40%, 02/01/2025	300	284
Province of Ontario Canada			4.20%, 03/01/2024	250	249
2.40%, 02/08/2022	500	486	4.25%, 11/15/2023	225	226
2.50%, 09/10/2021	500	490	6.75%, 02/01/2041	550	679
3.20%, 05/16/2024	750	743	Highwoods Realty LP
4.00%, 10/07/2019	277	280	3.20%, 06/15/2021	350	344
4.40%, 04/14/2020	151	154	Hospitality Properties Trust
Province of Quebec Canada			5.00%, 08/15/2022	100	102
2.75%, 08/25/2021	231	229	Host Hotels & Resorts LP
3.50%, 07/29/2020	750	757	6.00%, 10/01/2021	200	211
7.50%, 09/15/2029	64	87	Kimco Realty Corp
Province of Saskatchewan Canada			3.13%, 06/01/2023	200	193
8.50%, 07/15/2022	6	7	3.20%, 05/01/2021	250	248
		$3,969	4.13%, 12/01/2046	300	261
			4.45%, 09/01/2047	300	275
REITs - 0.76%			Liberty Property LP
Alexandria Real Estate Equities Inc			3.38%, 06/15/2023	300	293
2.75%, 01/15/2020	750	743	Mid-America Apartments LP
4.00%, 01/15/2024	250	251	4.00%, 11/15/2025	500	492
American Campus Communities Operating			National Retail Properties Inc
Partnership LP			4.30%, 10/15/2028	400	397
3.63%, 11/15/2027	300	281	4.80%, 10/15/2048	400	401
American Homes 4 Rent LP			Omega Healthcare Investors Inc
4.25%, 02/15/2028	60	57	4.50%, 01/15/2025	300	294
American Tower Corp			4.95%, 04/01/2024	750	761
3.38%, 10/15/2026	1,000	931	Realty Income Corp
3.50%, 01/31/2023	530	521	4.65%, 08/01/2023	250	259
3.55%, 07/15/2027	20	19	Senior Housing Properties Trust
4.70%, 03/15/2022	278	287	4.75%, 02/15/2028	60	58
AvalonBay Communities Inc			Simon Property Group LP
2.95%, 09/15/2022	100	98	3.25%, 11/30/2026	500	477
3.63%, 10/01/2020	100	101	3.38%, 10/01/2024	300	294
4.20%, 12/15/2023	400	410	3.75%, 02/01/2024	500	501
Boston Properties LP			4.13%, 12/01/2021	200	204
2.75%, 10/01/2026	550	498	4.25%, 11/30/2046	130	126
3.85%, 02/01/2023	200	201	6.75%, 02/01/2040	25	32
4.13%, 05/15/2021	77	78	SL Green Operating Partnership LP
5.63%, 11/15/2020	25	26	3.25%, 10/15/2022	300	291
5.88%, 10/15/2019	750	768	UDR Inc
Brixmor Operating Partnership LP			4.00%, 10/01/2025	200	199
3.85%, 02/01/2025	300	289	Ventas Realty LP
CC Holdings GS V LLC / Crown Castle GS III			4.00%, 03/01/2028	80	77
Corp			5.70%, 09/30/2043	300	327
3.85%, 04/15/2023	20	20	Ventas Realty LP / Ventas Capital Corp
			4.25%, 03/01/2022	128	130

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Retail (continued)
Weingarten Realty Investors			Starbucks Corp
3.38%, 10/15/2022	$180	$177	3.80%, 08/15/2025	$200	$199
Welltower Inc			3.85%, 10/01/2023	530	536
3.75%, 03/15/2023	200	199	4.50%, 11/15/2048	200	197
6.13%, 04/15/2020	115	120	Target Corp
Weyerhaeuser Co			2.50%, 04/15/2026	1,500	1,388
4.70%, 03/15/2021	51	52	2.90%, 01/15/2022	25	25
7.38%, 03/15/2032	300	379	3.50%, 07/01/2024	30	30
		$18,847	3.63%, 04/15/2046	35	32
Retail - 0.76%			TJX Cos Inc/The
AutoZone Inc			2.50%, 05/15/2023	500	481
3.75%, 06/01/2027	250	241	Walgreens Boots Alliance Inc
4.00%, 11/15/2020	251	254	2.70%, 11/18/2019	300	299
Bed Bath & Beyond Inc			3.45%, 06/01/2026	420	399
5.17%, 08/01/2044	300	213	3.80%, 11/18/2024	300	296
Costco Wholesale Corp			4.80%, 11/18/2044	355	345
1.70%, 12/15/2019	400	395	Walmart Inc
2.15%, 05/18/2021	35	34	1.75%, 10/09/2019	500	495
2.30%, 05/18/2022	310	300	2.35%, 12/15/2022	500	483
2.75%, 05/18/2024	50	48	2.65%, 12/15/2024	500	479
3.00%, 05/18/2027	150	143	3.25%, 10/25/2020	71	72
Dollar General Corp			3.40%, 06/26/2023	530	532
4.15%, 11/01/2025	500	502	3.63%, 07/08/2020	81	82
Dollar Tree Inc			3.63%, 12/15/2047	120	112
4.20%, 05/15/2028	185	180	3.70%, 06/26/2028	390	390
Home Depot Inc/The			3.95%, 06/28/2038	185	185
2.13%, 09/15/2026	250	224	4.05%, 06/29/2048	365	366
2.63%, 06/01/2022	30	29	5.63%, 04/01/2040	38	46
2.70%, 04/01/2023	30	29	5.63%, 04/15/2041	280	344
3.50%, 09/15/2056	305	264	7.55%, 02/15/2030	628	838
3.75%, 02/15/2024	380	387			$18,836
3.90%, 06/15/2047	30	29	Semiconductors - 0.42%
4.20%, 04/01/2043	20	20	Analog Devices Inc
4.25%, 04/01/2046	15	15	2.50%, 12/05/2021	750	722
4.40%, 03/15/2045	20	21	2.95%, 01/12/2021	300	297
5.88%, 12/16/2036	987	1,201	Applied Materials Inc
5.95%, 04/01/2041	351	437	3.30%, 04/01/2027	35	34
Kohl's Corp			3.90%, 10/01/2025	500	502
5.55%, 07/17/2045	250	240	4.35%, 04/01/2047	40	40
Lowe's Cos Inc			5.10%, 10/01/2035	250	274
2.50%, 04/15/2026	550	506	Broadcom Corp / Broadcom Cayman Finance Ltd
3.10%, 05/03/2027	530	506	3.00%, 01/15/2022	550	536
3.12%, 04/15/2022	30	30	3.63%, 01/15/2024	75	73
3.70%, 04/15/2046	40	36	3.88%, 01/15/2027	660	621
3.80%, 11/15/2021	102	104	Intel Corp
4.05%, 05/03/2047	30	29	2.35%, 05/11/2022	5	5
4.38%, 09/15/2045	500	504	2.45%, 07/29/2020	500	496
4.63%, 04/15/2020	77	78	2.60%, 05/19/2026	530	495
Macy's Retail Holdings Inc			2.70%, 12/15/2022	25	24
2.88%, 02/15/2023	305	289	3.15%, 05/11/2027	540	522
3.45%, 01/15/2021	500	497	3.30%, 10/01/2021	207	208
6.90%, 04/01/2029	125	132	3.70%, 07/29/2025	530	534
McDonald's Corp			3.73%, 12/08/2047	240	224
2.75%, 12/09/2020	20	20	4.00%, 12/15/2032	200	203
3.38%, 05/26/2025	500	487	4.10%, 05/11/2047	300	297
3.50%, 07/15/2020	151	152	4.25%, 12/15/2042	200	202
3.70%, 02/15/2042	128	112	4.80%, 10/01/2041	77	84
4.70%, 12/09/2035	25	26	4.90%, 07/29/2045	25	28
4.88%, 07/15/2040	9	9	KLA-Tencor Corp
4.88%, 12/09/2045	250	261	4.65%, 11/01/2024	500	512
6.30%, 10/15/2037	262	316	Lam Research Corp
Nordstrom Inc			2.75%, 03/15/2020	300	298
4.75%, 05/01/2020	36	37	Marvell Technology Group Ltd
O'Reilly Automotive Inc			4.88%, 06/22/2028	300	302
3.85%, 06/15/2023	300	300	NVIDIA Corp
4.35%, 06/01/2028	300	301	2.20%, 09/16/2021	500	486
QVC Inc
4.38%, 03/15/2023	250	247

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Semiconductors (continued)			Sovereign - 1.29%
QUALCOMM Inc			Chile Government International Bond
2.25%, 05/20/2020	$370	$365	3.13%, 03/27/2025	$250	$242
2.60%, 01/30/2023	360	346	3.25%, 09/14/2021	180	180
2.90%, 05/20/2024	20	19	3.88%, 08/05/2020	500	507
3.00%, 05/20/2022	30	29	Colombia Government International Bond
3.25%, 05/20/2027	320	301	2.63%, 03/15/2023	500	475
3.45%, 05/20/2025	300	291	4.38%, 07/12/2021	100	102
4.65%, 05/20/2035	115	117	4.50%, 01/28/2026	200	204
4.80%, 05/20/2045	175	177	5.63%, 02/26/2044	1,000	1,075
Texas Instruments Inc			6.13%, 01/18/2041	200	226
2.75%, 03/12/2021	400	397	8.13%, 05/21/2024	201	241
4.15%, 05/15/2048	455	457	11.75%, 02/25/2020	180	200
		$10,518	10.38%, 01/28/2033	100	152
Software - 0.65%			Export Development Canada
Adobe Systems Inc			1.63%, 01/17/2020	400	394
4.75%, 02/01/2020	51	52	Export-Import Bank of Korea
CA Inc			1.50%, 10/21/2019	500	492
3.60%, 08/15/2022	300	298	2.25%, 01/21/2020	300	296
Fidelity National Information Services Inc			3.00%, 11/01/2022	500	487
3.00%, 08/15/2026	40	37	3.25%, 11/10/2025	500	477
3.50%, 04/15/2023	30	30	3.25%, 08/12/2026	500	474
3.63%, 10/15/2020	340	342	5.00%, 04/11/2022	200	209
4.75%, 05/15/2048	300	298	Hungary Government International Bond
5.00%, 10/15/2025	242	255	7.63%, 03/29/2041	500	697
Fiserv Inc			Indonesia Government International Bond
3.50%, 10/01/2022	600	597	3.50%, 01/11/2028	200	186
3.80%, 10/01/2023	400	400	Israel Government AID Bond
4.20%, 10/01/2028	400	401	5.50%, 09/18/2023	25	28
Microsoft Corp			5.50%, 04/26/2024	125	140
1.55%, 08/08/2021	670	643	5.50%, 09/18/2033	12	15
2.00%, 11/03/2020	210	206	Israel Government International Bond
2.38%, 02/12/2022	380	371	3.25%, 01/17/2028	300	288
2.38%, 05/01/2023	25	24	4.00%, 06/30/2022	500	510
2.40%, 02/06/2022	690	674	4.13%, 01/17/2048	300	287
2.40%, 08/08/2026	55	51	Japan Bank for International Cooperation
2.65%, 11/03/2022	55	54	2.13%, 06/01/2020	500	492
2.70%, 02/12/2025	30	29	2.38%, 04/20/2026	300	279
2.88%, 02/06/2024	40	39	2.50%, 06/01/2022	500	486
3.00%, 10/01/2020	600	603	3.00%, 05/29/2024	1,000	979
3.13%, 11/03/2025	700	685	3.38%, 07/31/2023	1,000	1,002
3.30%, 02/06/2027	920	902	Korea International Bond
3.45%, 08/08/2036	750	715	3.88%, 09/11/2023	250	254
3.63%, 12/15/2023	30	30	Mexico Government International Bond
3.70%, 08/08/2046	45	43	3.50%, 01/21/2021	1,000	1,002
3.95%, 08/08/2056	750	734	3.60%, 01/30/2025	210	204
4.00%, 02/12/2055	850	842	3.63%, 03/15/2022	300	301
4.10%, 02/06/2037	180	186	3.75%, 01/11/2028	500	476
4.20%, 11/03/2035	430	449	4.60%, 01/23/2046	1,170	1,091
4.25%, 02/06/2047	50	53	4.60%, 02/10/2048	700	658
4.50%, 02/06/2057	625	675	4.75%, 03/08/2044	506	483
5.30%, 02/08/2041	77	91	5.55%, 01/21/2045	300	319
Oracle Corp			6.05%, 01/11/2040	464	515
1.90%, 09/15/2021	780	753	8.30%, 08/15/2031	738	1,022
2.40%, 09/15/2023	30	29	Panama Government International Bond
2.50%, 05/15/2022	30	29	3.88%, 03/17/2028	500	495
2.50%, 10/15/2022	1,570	1,523	4.50%, 04/16/2050	200	198
2.63%, 02/15/2023	390	378	5.20%, 01/30/2020	1,154	1,184
2.80%, 07/08/2021	80	79	6.70%, 01/26/2036	224	280
3.80%, 11/15/2037	250	238	8.88%, 09/30/2027	77	104
3.88%, 07/15/2020	77	78	Peruvian Government International Bond
4.00%, 07/15/2046	780	743	5.63%, 11/18/2050	528	627
4.30%, 07/08/2034	1,015	1,037	6.55%, 03/14/2037	126	159
4.38%, 05/15/2055	610	607	7.35%, 07/21/2025	180	221
		$16,303	8.75%, 11/21/2033	192	284
			Philippine Government International Bond
			3.00%, 02/01/2028	300	279
			3.70%, 02/02/2042	230	214
			3.95%, 01/20/2040	300	290

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Supranational Bank (continued)
Philippine Government International Bond			European Investment Bank (continued)
(continued)			2.50%, 03/15/2023	$600	$585
5.00%, 01/13/2037	$300	$328	3.25%, 01/29/2024	1,000	1,006
6.38%, 10/23/2034	210	262	4.88%, 02/15/2036	25	30
6.50%, 01/20/2020	200	209	FMS Wertmanagement
9.50%, 02/02/2030	400	592	1.75%, 01/24/2020	500	493
10.63%, 03/16/2025	400	554	1.75%, 03/17/2020	300	295
Republic of Italy Government International Bond			Inter-American Development Bank
5.38%, 06/15/2033	64	67	1.63%, 05/12/2020	800	784
6.88%, 09/27/2023	712	773	1.75%, 10/15/2019	500	495
Republic of Poland Government International			1.75%, 04/14/2022	1,000	957
Bond			1.88%, 03/15/2021	500	487
4.00%, 01/22/2024	1,000	1,020	2.13%, 11/09/2020	250	246
5.00%, 03/23/2022	528	555	2.13%, 01/18/2022	340	330
5.13%, 04/21/2021	51	53	2.50%, 01/18/2023	450	440
Svensk Exportkredit AB			3.00%, 02/21/2024	250	248
2.88%, 05/22/2021	400	398	3.88%, 02/14/2020	477	484
Tennessee Valley Authority			International Bank for Reconstruction &
2.88%, 02/01/2027	250	241	Development
3.50%, 12/15/2042	400	388	1.38%, 05/24/2021	345	331
3.88%, 02/15/2021	500	511	1.38%, 09/20/2021	500	477
4.25%, 09/15/2065	200	219	1.63%, 02/10/2022	1,000	955
5.25%, 09/15/2039	251	308	1.88%, 10/07/2022	1,260	1,205
5.38%, 04/01/2056	154	200	2.13%, 11/01/2020	750	738
6.75%, 11/01/2025	102	124	2.25%, 06/24/2021	500	491
Uruguay Government International Bond			2.50%, 11/25/2024	500	483
4.13%, 11/20/2045	100	93	2.50%, 07/29/2025	1,700	1,634
4.38%, 10/27/2027	940	957	2.50%, 11/22/2027	1,500	1,417
4.98%, 04/20/2055	210	210	7.63%, 01/19/2023	12	14
5.10%, 06/18/2050	500	510	International Finance Corp
8.00%, 11/18/2022	1,015	1,148	1.13%, 07/20/2021	1,500	1,425
		$32,202	2.25%, 01/25/2021	500	492
Supranational Bank - 1.37%			Nordic Investment Bank
African Development Bank			2.25%, 02/01/2021	500	492
1.88%, 03/16/2020	500	493			$33,988
2.38%, 09/23/2021	400	392	Telecommunications - 1.30%
Asian Development Bank			America Movil SAB de CV
1.50%, 01/22/2020	300	295	3.13%, 07/16/2022	1,100	1,077
1.75%, 01/10/2020	1,400	1,381	6.13%, 03/30/2040	102	121
1.75%, 06/08/2021	500	484	6.38%, 03/01/2035	200	237
1.75%, 09/13/2022	465	442	AT&T Inc
1.75%, 08/14/2026	500	450	2.45%, 06/30/2020	1,200	1,184
1.88%, 02/18/2022	1,250	1,203	2.63%, 12/01/2022	630	603
2.13%, 11/24/2021	750	729	3.00%, 06/30/2022	200	195
2.13%, 03/19/2025	300	282	3.40%, 05/15/2025	200	190
2.25%, 01/20/2021	500	492	3.80%, 03/01/2024	25	25
2.75%, 03/17/2023	400	394	4.10%, 02/15/2028(c)	81	79
2.75%, 01/19/2028	300	289	4.13%, 02/17/2026	30	30
5.82%, 06/16/2028	15	18	4.25%, 03/01/2027	530	523
6.38%, 10/01/2028	51	63	4.30%, 02/15/2030(c)	1,101	1,059
Corp Andina de Fomento			4.30%, 12/15/2042	221	191
2.20%, 07/18/2020	1,000	980	4.35%, 06/15/2045	1,005	866
4.38%, 06/15/2022	22	23	4.50%, 05/15/2035	1,225	1,144
Council Of Europe Development Bank			4.50%, 03/09/2048	572	499
1.63%, 03/10/2020	300	295	4.55%, 03/09/2049	247	217
1.75%, 11/14/2019	500	494	4.60%, 02/15/2021	171	175
European Bank for Reconstruction &			4.75%, 05/15/2046	230	210
Development			5.15%, 03/15/2042	30	29
1.13%, 08/24/2020	500	484	5.15%, 11/15/2046(c)	20	19
1.88%, 02/23/2022	250	241	5.25%, 03/01/2037	450	449
European Investment Bank			5.35%, 09/01/2040	30	30
1.38%, 09/15/2021	1,350	1,288	5.45%, 03/01/2047	30	30
1.63%, 03/16/2020	900	884	5.65%, 02/15/2047	15	15
2.00%, 03/15/2021	1,775	1,735	5.70%, 03/01/2057	530	537
2.25%, 03/15/2022	400	389	5.88%, 10/01/2019	56	58
2.25%, 08/15/2022	1,000	970	6.00%, 08/15/2040	663	710
2.38%, 05/24/2027	300	281	British Telecommunications PLC
2.50%, 04/15/2021	1,500	1,483	9.62%, 12/15/2030	77	109

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Transportation - 0.50%
Cisco Systems Inc			Burlington Northern Santa Fe LLC
1.85%, 09/20/2021	$350	$338	3.00%, 04/01/2025	$500	$485
2.20%, 02/28/2021	565	553	4.13%, 06/15/2047	30	30
2.20%, 09/20/2023	30	29	4.15%, 04/01/2045	500	493
2.50%, 09/20/2026	30	28	4.45%, 03/15/2043	20	21
2.95%, 02/28/2026	500	481	4.55%, 09/01/2044	15	16
3.63%, 03/04/2024	30	30	4.70%, 10/01/2019	783	797
4.45%, 01/15/2020	102	104	5.15%, 09/01/2043	350	392
5.90%, 02/15/2039	680	846	6.20%, 08/15/2036	500	617
Deutsche Telekom International Finance BV			Canadian National Railway Co
8.75%, 06/15/2030	641	861	3.20%, 08/02/2046	400	340
Juniper Networks Inc			3.65%, 02/03/2048	75	69
4.60%, 03/15/2021	500	511	Canadian Pacific Railway Co
Motorola Solutions Inc			4.00%, 06/01/2028	300	301
4.00%, 09/01/2024	500	490	4.45%, 03/15/2023	128	132
Orange SA			4.80%, 09/15/2035	500	525
4.13%, 09/14/2021	128	131	CSX Corp
5.38%, 01/13/2042	102	112	2.60%, 11/01/2026	300	273
9.00%, 03/01/2031	815	1,157	3.25%, 06/01/2027	40	38
Rogers Communications Inc			3.35%, 11/01/2025	500	485
3.00%, 03/15/2023	400	388	3.70%, 11/01/2023	500	501
4.30%, 02/15/2048	95	92	3.80%, 03/01/2028	100	98
5.00%, 03/15/2044	500	523	3.80%, 11/01/2046	30	27
Telefonica Emisiones SAU			4.25%, 11/01/2066	400	359
5.13%, 04/27/2020	918	943	4.30%, 03/01/2048	105	103
5.21%, 03/08/2047	530	519	4.75%, 05/30/2042	277	286
7.05%, 06/20/2036	295	356	FedEx Corp
TELUS Corp			2.63%, 08/01/2022	100	97
4.60%, 11/16/2048	300	299	3.25%, 04/01/2026	400	385
Verizon Communications Inc			3.88%, 08/01/2042	100	89
1.75%, 08/15/2021	1,000	959	4.40%, 01/15/2047	55	52
2.45%, 11/01/2022	130	125	4.55%, 04/01/2046	400	392
2.63%, 08/15/2026	25	23	4.75%, 11/15/2045	525	526
2.95%, 03/15/2022	1,746	1,718	Kansas City Southern
3.00%, 11/01/2021	60	59	4.70%, 05/01/2048	300	298
3.13%, 03/16/2022	260	257	Norfolk Southern Corp
3.38%, 02/15/2025	40	39	3.25%, 12/01/2021	251	250
3.50%, 11/01/2021	30	30	3.85%, 01/15/2024	200	202
3.85%, 11/01/2042	25	22	3.94%, 11/01/2047	398	370
4.13%, 03/16/2027	500	502	4.84%, 10/01/2041	100	105
4.27%, 01/15/2036	1,000	953	Union Pacific Corp
4.33%, 09/21/2028(c)	500	503	3.80%, 10/01/2051	577	513
4.40%, 11/01/2034	750	731	3.95%, 09/10/2028	210	211
4.50%, 08/10/2033	360	357	4.15%, 01/15/2045	350	336
4.60%, 04/01/2021	77	79	4.16%, 07/15/2022	256	262
4.81%, 03/15/2039	25	25	4.80%, 09/10/2058	225	233
4.86%, 08/21/2046	2,140	2,135	United Parcel Service Inc
5.01%, 04/15/2049	540	551	2.45%, 10/01/2022	10	10
5.01%, 08/21/2054	50	50	3.05%, 11/15/2027	500	478
5.15%, 09/15/2023	615	658	3.13%, 01/15/2021	1,128	1,129
5.50%, 03/16/2047	25	27	3.75%, 11/15/2047	140	130
Vodafone Group PLC			4.88%, 11/15/2040	25	27
2.95%, 02/19/2023	200	193	6.20%, 01/15/2038	23	29
3.75%, 01/16/2024	300	297			$12,512
4.13%, 05/30/2025	300	298	Water - 0.01%
4.38%, 05/30/2028	760	749	American Water Capital Corp
5.00%, 05/30/2038	420	414	3.75%, 09/01/2047	180	164
5.25%, 05/30/2048	365	366	6.59%, 10/15/2037	5	6
6.15%, 02/27/2037	201	222			$170
6.25%, 11/30/2032	500	560	TOTAL BONDS		$811,964
		$32,304		Principal
Toys, Games & Hobbies - 0.01%			MUNICIPAL BONDS - 0.73%	Amount (000's) Value (000's)
Hasbro Inc			California - 0.22%
3.15%, 05/15/2021	250	247	Bay Area Toll Authority
6.35%, 03/15/2040	25	27	6.26%, 04/01/2049	$300	$409
		$274	6.92%, 04/01/2040	120	161

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California (continued)			New Jersey - 0.09%
East Bay Municipal Utility District Water System			New Jersey Economic Development
Revenue			Authority (credit support from AGM)
5.87%, 06/01/2040	$60	$75	0.00%, 02/15/2023(g),(i)	$51	$43
Los Angeles Department of Water & Power Power			New Jersey Economic Development
System Revenue			Authority (credit support from NATL)
6.57%, 07/01/2045	150	206	7.43%, 02/15/2029(i)	1,000	1,199
Los Angeles Unified School District/CA			New Jersey Transportation Trust Fund Authority
5.75%, 07/01/2034	80	95	5.75%, 12/15/2028	190	209
5.76%, 07/01/2029	50	57	6.56%, 12/15/2040	210	253
6.76%, 07/01/2034	530	681	New Jersey Turnpike Authority
Regents of the University of California Medical			7.10%, 01/01/2041	147	203
Center Pooled Revenue			Rutgers The State University of New
6.55%, 05/15/2048	250	327	Jersey (credit support from GO OF UNIV)
San Diego County Water Authority Financing			5.67%, 05/01/2040(i)	130	152
Corp					$2,059
6.14%, 05/01/2049	460	598	New York - 0.06%
Santa Clara Valley Transportation Authority			City of New York NY
5.88%, 04/01/2032	25	29	5.52%, 10/01/2037	25	29
State of California			Metropolitan Transportation Authority
3.50%, 04/01/2028	165	161	6.81%, 11/15/2040	135	178
7.30%, 10/01/2039	375	524	New York City Transitional Finance Authority
7.35%, 11/01/2039	500	702	Future Tax Secured Revenue
7.60%, 11/01/2040	180	268	5.51%, 08/01/2037	250	293
7.63%, 03/01/2040	280	408	New York City Water & Sewer System
7.95%, 03/01/2036	500	533	5.72%, 06/15/2042	270	336
University of California			5.95%, 06/15/2042	125	159
5.77%, 05/15/2043	200	242	New York State Dormitory Authority
		$5,476	5.60%, 03/15/2040	100	119
Connecticut - 0.05%			Port Authority of New York & New Jersey
State of Connecticut			4.46%, 10/01/2062	100	104
5.85%, 03/15/2032	1,025	1,167	4.96%, 08/01/2046	300	335
District of Columbia - 0.02%			Port Authority of New York & New Jersey (credit
District of Columbia Water & Sewer Authority			support from GO OF AUTH)
4.81%, 10/01/2114	450	490	6.04%, 12/01/2029(i)	50	59
Florida - 0.05%					$1,612
State Board of Administration Finance Corp			Ohio - 0.01%
3.00%, 07/01/2020	1,305	1,304	American Municipal Power Inc
Georgia - 0.02%			6.27%, 02/15/2050	69	84
Municipal Electric Authority of Georgia			Ohio State University/The
6.64%, 04/01/2057	151	178	4.91%, 06/01/2040	125	141
7.06%, 04/01/2057	200	229			$225
		$407	Pennsylvania - 0.02%
Illinois - 0.06%			State Public School Building Authority
Chicago Transit Authority			5.00%, 09/15/2027	500	534
6.20%, 12/01/2040	70	85	Texas - 0.08%
6.90%, 12/01/2040	200	254	City of San Antonio TX Electric & Gas Systems
City of Chicago IL			Revenue
6.31%, 01/01/2044	250	248	5.81%, 02/01/2041	135	168
County of Cook IL			Dallas Area Rapid Transit
6.23%, 11/15/2034	102	123	5.02%, 12/01/2048	50	58
State of Illinois			Dallas Convention Center Hotel Development
4.95%, 06/01/2023	30	31	Corp
5.10%, 06/01/2033	735	705	7.09%, 01/01/2042	70	90
7.35%, 07/01/2035	70	77	Dallas County Hospital District
		$1,523	5.62%, 08/15/2044	83	100
Kansas - 0.01%			Dallas Independent School District (credit
State of Kansas Department of Transportation			support from PSF-GTD)
4.60%, 09/01/2035	115	123	6.45%, 02/15/2035(i)	50	54
Massachusetts - 0.01%			Grand Parkway Transportation Corp
Commonwealth of Massachusetts			5.18%, 10/01/2042	300	343
4.20%, 12/01/2021	300	307	State of Texas
			4.68%, 04/01/2040	100	109
Nevada - 0.00%			5.52%, 04/01/2039	405	496
County of Clark Department of Aviation			Texas Transportation Commission State Highway
6.82%, 07/01/2045	25	35	Fund
6.88%, 07/01/2042	70	72	5.18%, 04/01/2030	625	703
		$107			$2,121

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Utah - 0.01%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State of Utah			3.00%, 10/01/2028	$434	$430
3.54%, 07/01/2025	$300	$301	3.00%, 07/01/2029	532	527
Wisconsin - 0.02%			3.00%, 07/01/2029	307	304
State of Wisconsin (credit support from AGM)			3.00%, 07/01/2029	589	583
5.70%, 05/01/2026(i)	400	438	3.00%, 08/01/2029	233	230
TOTAL MUNICIPAL BONDS		$18,194	3.00%, 09/01/2029	92	91
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 10/01/2029	140	138
AGENCY OBLIGATIONS - 65.92%	Amount (000's) Value (000's)		3.00%, 11/01/2029	234	232
Federal Home Loan Mortgage Corporation (FHLMC) - 7.75%			3.00%, 11/01/2029	146	145
2.00%, 09/01/2028	$146	$140	3.00%, 12/01/2029	49	48
2.00%, 08/01/2029	687	656	3.00%, 07/01/2030	524	517
2.00%, 10/01/2031	123	115	3.00%, 09/01/2030	703	694
2.00%, 03/01/2032	231	217	3.00%, 11/01/2030	124	122
2.50%, 08/01/2027	102	99	3.00%, 11/01/2030	359	354
2.50%, 08/01/2027	103	100	3.00%, 11/01/2030	200	197
2.50%, 10/01/2027	187	182	3.00%, 01/01/2031	253	249
2.50%, 03/01/2028	427	415	3.00%, 02/01/2031	261	257
2.50%, 04/01/2028	31	30	3.00%, 04/01/2031	287	284
2.50%, 04/01/2028	88	85	3.00%, 10/01/2031(j)	725	714
2.50%, 06/01/2028	221	215	3.00%, 02/01/2032	95	94
2.50%, 06/01/2028	112	109	3.00%, 05/01/2032	157	155
2.50%, 06/01/2028	102	100	3.00%, 12/01/2032	794	783
2.50%, 06/01/2028	558	542	3.00%, 12/01/2032	917	903
2.50%, 07/01/2028	379	368	3.00%, 01/01/2033	918	905
2.50%, 10/01/2028	204	197	3.00%, 02/01/2033	765	754
2.50%, 10/01/2028	191	186	3.00%, 03/01/2033	500	493
2.50%, 10/01/2029	500	485	3.00%, 04/01/2033	265	262
2.50%, 12/01/2029	602	584	3.00%, 04/01/2033	252	248
2.50%, 09/01/2030	989	956	3.00%, 06/01/2033	162	160
2.50%, 01/01/2031	89	86	3.00%, 09/01/2033	231	228
2.50%, 01/01/2031	154	148	3.00%, 09/01/2033	226	223
2.50%, 01/01/2031	1,049	1,012	3.00%, 12/01/2034	82	80
2.50%, 02/01/2031	114	110	3.00%, 01/01/2035	55	54
2.50%, 03/01/2031	337	326	3.00%, 02/01/2035	77	76
2.50%, 04/01/2031	852	821	3.00%, 05/01/2035	664	649
2.50%, 12/01/2031	325	313	3.00%, 02/01/2036	147	143
2.50%, 12/01/2031	365	352	3.00%, 09/01/2036	120	117
2.50%, 01/01/2032	452	436	3.00%, 11/01/2036	339	330
2.50%, 02/01/2032	402	387	3.00%, 02/01/2037	172	168
2.50%, 03/01/2032	525	506	3.00%, 04/01/2037	221	215
2.50%, 11/01/2032	1,061	1,024	3.00%, 06/01/2037	285	277
2.50%, 11/01/2032	38	36	3.00%, 07/01/2037	452	440
2.50%, 02/01/2033	293	283	3.00%, 09/01/2037	92	89
2.50%, 03/01/2033	944	911	3.00%, 01/01/2043	547	529
2.50%, 03/01/2033	439	424	3.00%, 01/01/2043	383	369
2.50%, 04/01/2033	388	375	3.00%, 01/01/2043	230	222
2.50%, 05/01/2033	194	187	3.00%, 02/01/2043	1,507	1,455
2.50%, 06/01/2033	297	286	3.00%, 03/01/2043	966	932
2.50%, 11/01/2036	215	204	3.00%, 04/01/2043	345	333
2.50%, 02/01/2043	199	185	3.00%, 05/01/2043	355	343
2.50%, 03/01/2043	153	142	3.00%, 06/01/2043	203	196
2.50%, 07/01/2045	178	165	3.00%, 06/01/2043	676	652
2.50%, 11/01/2046	90	83	3.00%, 07/01/2043	1,090	1,052
2.50%, 01/01/2047	93	86	3.00%, 07/01/2043	607	586
2.50%, 02/01/2047	41	38	3.00%, 07/01/2043	539	520
3.00%, 01/01/2021	80	78	3.00%, 07/01/2043	60	58
3.00%, 01/01/2026	62	62	3.00%, 07/01/2043	1,060	1,023
3.00%, 01/01/2027	191	189	3.00%, 08/01/2043	30	29
3.00%, 02/01/2027	171	170	3.00%, 08/01/2043	329	317
3.00%, 02/01/2027	73	73	3.00%, 08/01/2043	1,824	1,760
3.00%, 02/01/2027	120	119	3.00%, 08/01/2043	125	121
3.00%, 03/01/2027	31	30	3.00%, 08/01/2043	278	268
3.00%, 03/01/2027	147	146	3.00%, 08/01/2043	271	261
3.00%, 05/01/2027	130	129	3.00%, 08/01/2043	213	206
3.00%, 06/01/2027	116	115	3.00%, 09/01/2043	654	631
3.00%, 09/01/2028	60	59	3.00%, 09/01/2043	90	87
			3.00%, 09/01/2043	286	276
			3.00%, 09/01/2043	404	390

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2043	$556	$537	3.50%, 08/01/2029	$61	$62
3.00%, 10/01/2043	162	156	3.50%, 09/01/2029	58	58
3.00%, 03/01/2045	866	833	3.50%, 01/01/2030	31	31
3.00%, 04/01/2045	281	270	3.50%, 01/01/2032	131	132
3.00%, 06/01/2045	979	941	3.50%, 02/01/2032	82	82
3.00%, 07/01/2045	1,316	1,264	3.50%, 03/01/2032	101	102
3.00%, 07/01/2045	557	536	3.50%, 04/01/2032	94	95
3.00%, 08/01/2045	1,087	1,044	3.50%, 08/01/2032	80	81
3.00%, 08/01/2045	280	269	3.50%, 01/01/2034	89	89
3.00%, 08/01/2045	354	340	3.50%, 01/01/2035	186	187
3.00%, 12/01/2045	1,623	1,556	3.50%, 02/01/2035	168	168
3.00%, 03/01/2046	756	725	3.50%, 07/01/2035	203	204
3.00%, 03/01/2046	316	303	3.50%, 09/01/2035	427	427
3.00%, 04/01/2046	125	120	3.50%, 04/01/2037	129	129
3.00%, 04/01/2046	1,092	1,046	3.50%, 06/01/2037	304	304
3.00%, 05/01/2046	244	234	3.50%, 02/01/2041	34	34
3.00%, 07/01/2046	65	62	3.50%, 05/01/2041	384	381
3.00%, 09/01/2046	1,184	1,135	3.50%, 10/01/2041	33	33
3.00%, 10/01/2046	972	931	3.50%, 11/01/2041	37	36
3.00%, 10/01/2046(j)	850	813	3.50%, 01/01/2042	86	85
3.00%, 11/01/2046	1,294	1,240	3.50%, 02/01/2042	511	507
3.00%, 11/01/2046	1,768	1,694	3.50%, 02/01/2042	33	32
3.00%, 11/01/2046	175	168	3.50%, 03/01/2042	45	44
3.00%, 11/01/2046	1,027	985	3.50%, 03/01/2042	12	12
3.00%, 12/01/2046	1,532	1,468	3.50%, 04/01/2042	133	132
3.00%, 12/01/2046	1,245	1,193	3.50%, 04/01/2042	103	102
3.00%, 01/01/2047	27	26	3.50%, 04/01/2042	29	28
3.00%, 01/01/2047	2,017	1,931	3.50%, 04/01/2042	128	127
3.00%, 02/01/2047	1,239	1,187	3.50%, 04/01/2042	90	90
3.00%, 03/01/2047	1,829	1,753	3.50%, 06/01/2042	80	79
3.00%, 03/01/2048	498	477	3.50%, 06/01/2042	84	83
3.00%, 06/01/2048	224	214	3.50%, 06/01/2042	306	304
3.00%, 09/01/2048	1,000	958	3.50%, 07/01/2042	431	428
3.50%, 04/01/2021	89	89	3.50%, 07/01/2042	515	511
3.50%, 10/01/2023	57	57	3.50%, 08/01/2042	221	219
3.50%, 10/01/2025	10	10	3.50%, 08/01/2042	111	110
3.50%, 10/01/2025	169	170	3.50%, 08/01/2042	503	499
3.50%, 10/01/2025	8	8	3.50%, 02/01/2043	521	516
3.50%, 11/01/2025	5	5	3.50%, 08/01/2043	44	44
3.50%, 11/01/2025	8	8	3.50%, 02/01/2044	659	652
3.50%, 11/01/2025	3	3	3.50%, 06/01/2044	870	863
3.50%, 11/01/2025	20	20	3.50%, 08/01/2044	551	546
3.50%, 11/01/2025	237	238	3.50%, 09/01/2044	472	467
3.50%, 11/01/2025	24	24	3.50%, 02/01/2045	517	511
3.50%, 12/01/2025	19	19	3.50%, 03/01/2045	740	731
3.50%, 12/01/2025	8	8	3.50%, 06/01/2045	820	809
3.50%, 01/01/2026	14	14	3.50%, 07/01/2045	1,408	1,390
3.50%, 01/01/2026	361	363	3.50%, 09/01/2045	805	795
3.50%, 02/01/2026	11	11	3.50%, 09/01/2045	39	38
3.50%, 04/01/2026	32	32	3.50%, 10/01/2045	899	887
3.50%, 05/01/2026	50	50	3.50%, 11/01/2045	1,433	1,415
3.50%, 06/01/2026	5	5	3.50%, 12/01/2045	1,149	1,134
3.50%, 06/01/2026	9	9	3.50%, 12/01/2045	140	138
3.50%, 07/01/2026	19	19	3.50%, 12/01/2045	801	791
3.50%, 07/01/2026	5	5	3.50%, 01/01/2046	409	404
3.50%, 07/01/2026	29	29	3.50%, 01/01/2046	166	164
3.50%, 08/01/2026	68	69	3.50%, 03/01/2046	318	314
3.50%, 08/01/2026	19	19	3.50%, 03/01/2046	3,890	3,838
3.50%, 09/01/2026	25	25	3.50%, 03/01/2046	754	748
3.50%, 10/01/2026(j)	1,300	1,306	3.50%, 04/01/2046	942	929
3.50%, 10/01/2026	16	16	3.50%, 05/01/2046	1,036	1,022
3.50%, 12/01/2026	241	243	3.50%, 06/01/2046	1,161	1,145
3.50%, 01/01/2027	30	30	3.50%, 08/01/2046	797	786
3.50%, 12/01/2028	67	68	3.50%, 10/01/2046(j)	21,500	21,161
3.50%, 01/01/2029	198	199	3.50%, 04/01/2047	1,409	1,388
3.50%, 03/01/2029	36	37	3.50%, 08/01/2047	1,374	1,353
3.50%, 06/01/2029	232	234	3.50%, 11/01/2047	993	978
3.50%, 07/01/2029	91	92	3.50%, 11/01/2047	1,304	1,284

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 05/01/2048	$198	$195	4.00%, 10/01/2041	$29	$30
3.50%, 06/01/2048	494	487	4.00%, 11/01/2041(j)	1,600	1,613
3.50%, 06/01/2048	498	490	4.00%, 11/01/2041	98	99
3.50%, 06/01/2048	984	969	4.00%, 11/01/2041	161	164
3.50%, 09/01/2048	600	591	4.00%, 11/01/2041	54	55
3.50%, 09/01/2048	400	395	4.00%, 03/01/2042	90	91
4.00%, 04/01/2019	1	1	4.00%, 06/01/2042	169	172
4.00%, 10/01/2020	10	10	4.00%, 06/01/2042	140	142
4.00%, 05/01/2024	24	24	4.00%, 08/01/2043	812	827
4.00%, 05/01/2024	51	53	4.00%, 11/01/2043	15	15
4.00%, 12/01/2024	8	8	4.00%, 01/01/2044	183	185
4.00%, 01/01/2025	15	16	4.00%, 02/01/2044	69	70
4.00%, 02/01/2025	8	9	4.00%, 02/01/2044	447	454
4.00%, 03/01/2025	12	12	4.00%, 02/01/2044	222	225
4.00%, 03/01/2025	5	5	4.00%, 03/01/2044	136	138
4.00%, 04/01/2025	9	9	4.00%, 04/01/2044	588	596
4.00%, 06/01/2025	7	8	4.00%, 05/01/2044	155	157
4.00%, 06/01/2025	14	14	4.00%, 05/01/2044	62	62
4.00%, 06/01/2025	9	9	4.00%, 07/01/2044	90	91
4.00%, 06/01/2025	149	152	4.00%, 07/01/2044	392	397
4.00%, 07/01/2025	208	213	4.00%, 07/01/2044	452	458
4.00%, 07/01/2025	4	4	4.00%, 10/01/2044	415	420
4.00%, 08/01/2025	13	14	4.00%, 11/01/2044	761	771
4.00%, 08/01/2025	8	9	4.00%, 12/01/2044	14	14
4.00%, 09/01/2025	3	3	4.00%, 12/01/2044	902	913
4.00%, 10/01/2025	29	30	4.00%, 01/01/2045	250	253
4.00%, 02/01/2026	14	14	4.00%, 02/01/2045	393	398
4.00%, 05/01/2026	40	40	4.00%, 02/01/2045	24	24
4.00%, 07/01/2026	28	29	4.00%, 04/01/2045	14	14
4.00%, 12/01/2030	43	44	4.00%, 04/01/2045	325	329
4.00%, 08/01/2031	47	48	4.00%, 05/01/2045	162	163
4.00%, 10/01/2031	62	63	4.00%, 06/01/2045	350	354
4.00%, 10/01/2031(j)	525	536	4.00%, 07/01/2045	355	359
4.00%, 11/01/2031	19	20	4.00%, 08/01/2045	135	137
4.00%, 12/01/2031	31	32	4.00%, 08/01/2045	117	118
4.00%, 11/01/2033	88	90	4.00%, 08/01/2045	1,260	1,275
4.00%, 01/01/2034	145	148	4.00%, 08/01/2045	66	67
4.00%, 07/01/2035	61	62	4.00%, 09/01/2045	15	15
4.00%, 03/01/2037	277	283	4.00%, 09/01/2045	1,483	1,501
4.00%, 05/01/2038	146	148	4.00%, 09/01/2045	399	404
4.00%, 06/01/2039	3	3	4.00%, 10/01/2045	1,584	1,603
4.00%, 07/01/2039	31	31	4.00%, 11/01/2045	911	921
4.00%, 09/01/2039	19	20	4.00%, 12/01/2045	406	411
4.00%, 12/01/2039	14	14	4.00%, 01/01/2046	114	115
4.00%, 12/01/2039	21	21	4.00%, 02/01/2046	18	19
4.00%, 01/01/2040	23	23	4.00%, 03/01/2047	1,407	1,423
4.00%, 03/01/2040	11	11	4.00%, 08/01/2047	1,505	1,522
4.00%, 09/01/2040	5	5	4.00%, 08/01/2048	993	1,003
4.00%, 09/01/2040	30	30	4.50%, 04/01/2019	1	1
4.00%, 10/01/2040(j)	15,975	16,132	4.50%, 04/01/2023	5	5
4.00%, 10/01/2040	23	23	4.50%, 08/01/2023	92	95
4.00%, 10/01/2040	49	50	4.50%, 01/01/2024	3	3
4.00%, 12/01/2040	76	78	4.50%, 01/01/2024	6	6
4.00%, 12/01/2040	28	29	4.50%, 04/01/2024	48	49
4.00%, 12/01/2040	44	45	4.50%, 05/01/2024	85	88
4.00%, 12/01/2040	36	37	4.50%, 07/01/2024	6	6
4.00%, 12/01/2040	41	41	4.50%, 09/01/2024	13	13
4.00%, 02/01/2041	64	65	4.50%, 09/01/2024	13	13
4.00%, 02/01/2041	92	93	4.50%, 11/01/2024	75	77
4.00%, 02/01/2041	280	285	4.50%, 04/01/2025	13	13
4.00%, 04/01/2041	34	34	4.50%, 05/01/2025	5	5
4.00%, 07/01/2041	26	27	4.50%, 07/01/2025	13	14
4.00%, 08/01/2041	54	55	4.50%, 09/01/2026	73	75
4.00%, 08/01/2041	24	24	4.50%, 02/01/2030	14	15
4.00%, 10/01/2041	36	37	4.50%, 08/01/2030	11	11
4.00%, 10/01/2041	10	10	4.50%, 05/01/2031	14	14
4.00%, 10/01/2041	83	85	4.50%, 06/01/2031	92	95
4.00%, 10/01/2041	76	78	4.50%, 08/01/2035	91	94

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 08/01/2035	$39	$40	4.50%, 01/01/2044	$176	$182
4.50%, 08/01/2036	15	16	4.50%, 03/01/2044	199	205
4.50%, 02/01/2039	34	35	4.50%, 03/01/2044	72	75
4.50%, 02/01/2039	1	1	4.50%, 05/01/2044	37	38
4.50%, 03/01/2039	25	26	4.50%, 05/01/2044	38	40
4.50%, 04/01/2039	47	49	4.50%, 05/01/2044	329	340
4.50%, 05/01/2039	124	129	4.50%, 07/01/2044	81	84
4.50%, 05/01/2039	62	65	4.50%, 07/01/2044	125	130
4.50%, 06/01/2039	154	160	4.50%, 09/01/2044	124	128
4.50%, 06/01/2039	28	29	4.50%, 07/01/2045	16	16
4.50%, 09/01/2039	259	270	4.50%, 09/01/2045	91	94
4.50%, 10/01/2039	63	66	4.50%, 10/01/2045	152	157
4.50%, 10/01/2039	116	121	4.50%, 02/01/2046	608	628
4.50%, 11/01/2039	44	45	4.50%, 03/01/2047	159	165
4.50%, 11/01/2039	41	43	4.50%, 03/01/2047	746	771
4.50%, 11/01/2039	18	19	4.50%, 04/01/2047	204	211
4.50%, 11/01/2039	27	28	4.50%, 06/01/2047	436	450
4.50%, 12/01/2039	20	21	4.50%, 09/01/2047	409	422
4.50%, 12/01/2039	71	73	4.50%, 11/01/2047	96	99
4.50%, 02/01/2040	38	40	4.50%, 07/01/2048	991	1,024
4.50%, 02/01/2040	9	10	5.00%, 04/01/2019	1	1
4.50%, 02/01/2040	65	68	5.00%, 12/01/2019	3	3
4.50%, 02/01/2040	74	77	5.00%, 12/01/2021	3	3
4.50%, 04/01/2040	42	44	5.00%, 02/01/2022	3	3
4.50%, 05/01/2040	15	16	5.00%, 09/01/2022	4	4
4.50%, 05/01/2040	52	54	5.00%, 06/01/2023	77	80
4.50%, 07/01/2040	43	45	5.00%, 06/01/2023	3	3
4.50%, 07/01/2040	39	40	5.00%, 09/01/2023	75	78
4.50%, 08/01/2040	17	18	5.00%, 12/01/2023	39	41
4.50%, 08/01/2040	33	35	5.00%, 04/01/2024	32	34
4.50%, 08/01/2040	75	78	5.00%, 07/01/2024	4	4
4.50%, 08/01/2040	17	18	5.00%, 01/01/2025	109	114
4.50%, 08/01/2040	24	25	5.00%, 06/01/2025	5	6
4.50%, 09/01/2040	16	16	5.00%, 06/01/2026	22	22
4.50%, 09/01/2040	16	17	5.00%, 12/01/2027	34	36
4.50%, 09/01/2040	10	10	5.00%, 02/01/2030	6	7
4.50%, 10/01/2040	168	175	5.00%, 03/01/2030	4	4
4.50%, 02/01/2041	30	31	5.00%, 08/01/2033	35	38
4.50%, 03/01/2041	48	50	5.00%, 08/01/2033	5	5
4.50%, 03/01/2041	411	429	5.00%, 09/01/2033	10	11
4.50%, 03/01/2041	260	270	5.00%, 09/01/2033	6	6
4.50%, 03/01/2041	337	349	5.00%, 03/01/2034	9	9
4.50%, 04/01/2041	43	45	5.00%, 04/01/2034	100	106
4.50%, 04/01/2041	64	67	5.00%, 04/01/2034	14	14
4.50%, 05/01/2041	72	74	5.00%, 05/01/2034	29	31
4.50%, 05/01/2041	23	24	5.00%, 05/01/2035	26	27
4.50%, 05/01/2041	67	70	5.00%, 06/01/2035	145	153
4.50%, 06/01/2041	24	25	5.00%, 08/01/2035	9	9
4.50%, 06/01/2041	17	17	5.00%, 08/01/2035	4	4
4.50%, 06/01/2041	35	36	5.00%, 09/01/2035	23	24
4.50%, 06/01/2041	32	34	5.00%, 09/01/2035	9	9
4.50%, 07/01/2041	44	46	5.00%, 10/01/2035	11	11
4.50%, 07/01/2041	42	44	5.00%, 11/01/2035	43	45
4.50%, 08/01/2041	26	27	5.00%, 12/01/2035	25	26
4.50%, 09/01/2041	184	190	5.00%, 12/01/2035	37	39
4.50%, 10/01/2041	64	67	5.00%, 04/01/2036	2	2
4.50%, 10/01/2041(j)	3,250	3,354	5.00%, 06/01/2036	4	5
4.50%, 11/01/2041(j)	550	567	5.00%, 08/01/2036	21	22
4.50%, 11/01/2041	285	296	5.00%, 10/01/2036	81	86
4.50%, 03/01/2042	54	56	5.00%, 01/01/2037	42	45
4.50%, 09/01/2043	251	260	5.00%, 01/01/2038	257	273
4.50%, 09/01/2043	39	40	5.00%, 02/01/2038	12	13
4.50%, 10/01/2043	17	18	5.00%, 02/01/2038	116	123
4.50%, 11/01/2043	73	76	5.00%, 03/01/2038	1	1
4.50%, 11/01/2043	135	139	5.00%, 06/01/2038	4	4
4.50%, 11/01/2043	151	156	5.00%, 09/01/2038	8	8
4.50%, 11/01/2043	15	16	5.00%, 09/01/2038	1	1
4.50%, 01/01/2044	112	116	5.00%, 11/01/2038	14	15

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 11/01/2038	$216	$228	5.50%, 04/01/2038	$1	$1
5.00%, 12/01/2038	224	238	5.50%, 04/01/2038	3	3
5.00%, 01/01/2039	240	255	5.50%, 05/01/2038	5	6
5.00%, 01/01/2039	22	24	5.50%, 05/01/2038	3	4
5.00%, 02/01/2039	13	13	5.50%, 06/01/2038	1	1
5.00%, 03/01/2039	22	24	5.50%, 06/01/2038	55	59
5.00%, 06/01/2039	5	6	5.50%, 06/01/2038	8	9
5.00%, 07/01/2039	18	19	5.50%, 07/01/2038	77	83
5.00%, 09/01/2039	50	53	5.50%, 07/01/2038	17	18
5.00%, 09/01/2039	352	374	5.50%, 07/01/2038	1	1
5.00%, 10/01/2039	40	43	5.50%, 07/01/2038	3	3
5.00%, 01/01/2040	64	68	5.50%, 08/01/2038	20	21
5.00%, 01/01/2040	249	265	5.50%, 09/01/2038	92	100
5.00%, 03/01/2040	10	10	5.50%, 09/01/2038	6	6
5.00%, 05/01/2040	154	163	5.50%, 10/01/2038	78	84
5.00%, 07/01/2040	34	36	5.50%, 10/01/2038	3	3
5.00%, 07/01/2040	37	39	5.50%, 11/01/2038	3	3
5.00%, 08/01/2040	76	81	5.50%, 11/01/2038	1	1
5.00%, 08/01/2040	25	26	5.50%, 12/01/2038	75	81
5.00%, 08/01/2040	106	113	5.50%, 01/01/2039	10	11
5.00%, 09/01/2040	78	82	5.50%, 02/01/2039	94	102
5.00%, 02/01/2041	479	507	5.50%, 03/01/2039	206	222
5.00%, 04/01/2041	157	167	5.50%, 04/01/2039	12	13
5.00%, 04/01/2041	33	35	5.50%, 04/01/2039	122	132
5.00%, 05/01/2041	6	6	5.50%, 09/01/2039	34	37
5.00%, 06/01/2041	118	124	5.50%, 12/01/2039	22	24
5.00%, 07/01/2041	33	35	5.50%, 01/01/2040	23	25
5.00%, 09/01/2041	41	44	5.50%, 02/01/2040	197	213
5.00%, 10/01/2041	73	78	5.50%, 03/01/2040	3	4
5.00%, 10/01/2041	101	107	5.50%, 06/01/2040	27	29
5.00%, 10/01/2041	50	53	5.50%, 06/01/2041	27	29
5.00%, 11/01/2041	136	145	5.50%, 06/01/2041	283	305
5.00%, 11/01/2041	306	321	6.00%, 11/01/2022	2	2
5.50%, 01/01/2022	3	3	6.00%, 02/01/2027	11	12
5.50%, 04/01/2023	12	13	6.00%, 07/01/2029	1	1
5.50%, 01/01/2028	86	92	6.00%, 07/01/2029	3	4
5.50%, 12/01/2032	34	37	6.00%, 12/01/2031	2	2
5.50%, 03/01/2033	2	3	6.00%, 01/01/2032	16	18
5.50%, 12/01/2033	1	2	6.00%, 11/01/2033	28	31
5.50%, 01/01/2034	56	61	6.00%, 06/01/2034	22	25
5.50%, 01/01/2034	10	11	6.00%, 08/01/2034	2	3
5.50%, 02/01/2034	81	87	6.00%, 05/01/2036	12	13
5.50%, 03/01/2034	20	22	6.00%, 06/01/2036	29	32
5.50%, 10/01/2034	1	1	6.00%, 11/01/2036	21	23
5.50%, 10/01/2034	8	8	6.00%, 12/01/2036	117	130
5.50%, 02/01/2035	18	19	6.00%, 02/01/2037	2	2
5.50%, 03/01/2035	12	13	6.00%, 03/01/2037	1	1
5.50%, 05/01/2035	14	15	6.00%, 05/01/2037	1	1
5.50%, 11/01/2035	19	21	6.00%, 10/01/2037	10	11
5.50%, 04/01/2036	192	207	6.00%, 11/01/2037	13	15
5.50%, 05/01/2036	6	6	6.00%, 12/01/2037	46	50
5.50%, 05/01/2036	25	27	6.00%, 12/01/2037	2	3
5.50%, 07/01/2036	70	76	6.00%, 01/01/2038	11	12
5.50%, 07/01/2036	18	20	6.00%, 01/01/2038	13	14
5.50%, 11/01/2036	8	8	6.00%, 01/01/2038	3	3
5.50%, 12/01/2036	137	148	6.00%, 01/01/2038	44	49
5.50%, 12/01/2036	3	3	6.00%, 01/01/2038	1	1
5.50%, 12/01/2036	126	136	6.00%, 01/01/2038	9	10
5.50%, 01/01/2037	131	141	6.00%, 04/01/2038	69	76
5.50%, 02/01/2037	40	43	6.00%, 05/01/2038	17	19
5.50%, 02/01/2037	1	1	6.00%, 07/01/2038	4	4
5.50%, 07/01/2037	8	9	6.00%, 07/01/2038	11	12
5.50%, 07/01/2037	2	2	6.00%, 08/01/2038	6	7
5.50%, 09/01/2037	5	5	6.00%, 09/01/2038	4	5
5.50%, 11/01/2037	6	6	6.00%, 09/01/2038	6	7
5.50%, 01/01/2038	29	31	6.00%, 12/01/2039	2	2
5.50%, 01/01/2038	5	5	6.50%, 05/01/2031	4	4
5.50%, 04/01/2038	18	19	6.50%, 10/01/2031	1	1

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.50%, 04/01/2035		$1	$1	2.50%, 09/01/2031	$93	$90
6.50%, 09/01/2036		6	7	2.50%, 11/01/2031	1,134	1,095
6.50%, 10/01/2037		14	16	2.50%, 12/01/2031	494	477
6.50%, 11/01/2037		6	7	2.50%, 12/01/2031	559	540
6.50%, 12/01/2037		1	1	2.50%, 01/01/2032	1,068	1,032
6.50%, 02/01/2038		2	3	2.50%, 01/01/2032	571	551
6.50%, 09/01/2038		8	9	2.50%, 02/01/2032	636	614
6.50%, 10/01/2038		3	4	2.50%, 03/01/2032	282	272
6.50%, 01/01/2039		5	6	2.50%, 03/01/2032	271	261
6.50%, 09/01/2039		12	13	2.50%, 04/01/2032	403	389
7.00%, 10/01/2029		1	1	2.50%, 08/01/2032	44	43
7.00%, 09/01/2031		3	4	2.50%, 10/01/2032	822	794
7.00%, 09/01/2038		4	5	2.50%, 11/01/2032	51	49
7.50%, 07/01/2029		12	14	2.50%, 12/01/2032	145	140
7.50%, 10/01/2030		1	2	2.50%, 01/01/2033	24	23
			$192,910	2.50%, 01/01/2033	577	558
Federal National Mortgage Association (FNMA) - 11.94%				2.50%, 01/01/2033	38	36
2.00%, 08/01/2028		135	130	2.50%, 01/01/2033	55	53
2.00%, 09/01/2028		159	152	2.50%, 02/01/2033	862	833
2.00%, 11/01/2028		39	37	2.50%, 07/01/2033	113	108
2.00%, 01/01/2029		14	13	2.50%, 10/01/2036	168	160
2.00%, 05/01/2029		639	605	2.50%, 10/01/2036	64	61
2.00%, 05/01/2030		324	304	2.50%, 12/01/2036	266	252
2.00%, 01/01/2032		200	187	2.50%, 01/01/2043	597	556
2.00%, 03/01/2032		291	273	2.50%, 07/01/2043	64	59
2.00%, 04/01/2032		231	216	2.50%, 08/01/2043	126	117
2.00%, 11/01/2032		23	21	2.50%, 10/01/2043	356	331
2.50%, 12/01/2027		11	11	2.50%, 05/01/2046	82	76
2.50%, 01/01/2028		199	193	2.50%, 05/01/2046	45	42
2.50%, 02/01/2028		47	46	2.50%, 11/01/2046	93	87
2.50%, 06/01/2028		327	318	2.50%, 12/01/2046	157	145
2.50%, 06/01/2028		15	14	3.00%, 09/01/2026	47	46
2.50%, 07/01/2028		240	233	3.00%, 10/01/2026(j)	2,275	2,247
2.50%, 08/01/2028		13	13	3.00%, 11/01/2026	57	57
2.50%, 08/01/2028		230	223	3.00%, 11/01/2026	165	163
2.50%, 08/01/2028		120	117	3.00%, 01/01/2027	46	46
2.50%, 08/01/2028		246	239	3.00%, 02/01/2027	41	41
2.50%, 09/01/2028		92	90	3.00%, 02/01/2027	289	287
2.50%, 09/01/2028		268	261	3.00%, 04/01/2027	67	67
2.50%, 10/01/2028		315	306	3.00%, 04/01/2027	1,331	1,323
2.50%, 05/01/2029		44	43	3.00%, 04/01/2027	69	69
2.50%, 06/01/2029		453	441	3.00%, 07/01/2027	193	191
2.50%, 07/01/2029		171	165	3.00%, 08/01/2027	216	215
2.50%, 07/01/2029		259	251	3.00%, 09/01/2027	10	10
2.50%, 07/01/2029		139	135	3.00%, 10/01/2027	181	180
2.50%, 09/01/2029		305	295	3.00%, 08/01/2028	34	34
2.50%, 09/01/2029		46	45	3.00%, 10/01/2028	413	410
2.50%, 12/01/2029		64	62	3.00%, 11/01/2028	242	240
2.50%, 12/01/2029		57	56	3.00%, 12/01/2028	36	36
2.50%, 12/01/2029		188	182	3.00%, 12/01/2028	26	26
2.50%, 01/01/2030		242	235	3.00%, 02/01/2029	183	181
2.50%, 02/01/2030		123	119	3.00%, 03/01/2029	289	286
2.50%, 04/01/2030		16	15	3.00%, 03/01/2029	163	162
2.50%, 04/01/2030		306	296	3.00%, 04/01/2029	44	43
2.50%, 05/01/2030		638	618	3.00%, 04/01/2029	235	233
2.50%, 06/01/2030		68	66	3.00%, 05/01/2029	50	49
2.50%, 06/01/2030		112	108	3.00%, 05/01/2029	209	208
2.50%, 06/01/2030		76	74	3.00%, 05/01/2029	86	86
2.50%, 06/01/2030		411	398	3.00%, 06/01/2029	143	142
2.50%, 08/01/2030		777	753	3.00%, 07/01/2029	96	95
2.50%, 08/01/2030		154	148	3.00%, 07/01/2029	11	11
2.50%, 12/01/2030		848	819	3.00%, 08/01/2029	22	22
2.50%, 01/01/2031		254	245	3.00%, 08/01/2029	198	196
2.50%, 01/01/2031		286	277	3.00%, 08/01/2029	191	189
2.50%, 02/01/2031		311	300	3.00%, 08/01/2029	208	206
2.50%, 02/01/2031		337	325	3.00%, 10/01/2029	135	134
2.50%, 05/01/2031		206	199	3.00%, 10/01/2029	135	134
2.50%, 06/01/2031		337	325	3.00%, 10/01/2029	147	146

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 10/01/2029	$98	$97	3.00%, 06/01/2043	$22	$21
3.00%, 11/01/2029	122	121	3.00%, 06/01/2043	415	401
3.00%, 01/01/2030	275	272	3.00%, 06/01/2043	1,050	1,013
3.00%, 01/01/2030	71	70	3.00%, 06/01/2043	722	697
3.00%, 01/01/2030	616	611	3.00%, 06/01/2043	576	556
3.00%, 01/01/2030	661	655	3.00%, 06/01/2043	544	525
3.00%, 03/01/2030	351	348	3.00%, 07/01/2043	188	181
3.00%, 06/01/2030	354	351	3.00%, 07/01/2043	256	247
3.00%, 06/01/2030	392	389	3.00%, 07/01/2043	763	736
3.00%, 08/01/2030	278	276	3.00%, 07/01/2043	445	430
3.00%, 09/01/2030	652	646	3.00%, 07/01/2043	311	300
3.00%, 09/01/2030	134	133	3.00%, 07/01/2043	44	43
3.00%, 10/01/2030	380	376	3.00%, 07/01/2043	36	35
3.00%, 11/01/2030	178	176	3.00%, 08/01/2043	77	75
3.00%, 11/01/2030	59	58	3.00%, 08/01/2043	212	205
3.00%, 02/01/2031	176	174	3.00%, 08/01/2043	943	910
3.00%, 09/01/2031	89	88	3.00%, 08/01/2043	552	533
3.00%, 04/01/2032	1,522	1,505	3.00%, 08/01/2043	196	189
3.00%, 04/01/2032	42	41	3.00%, 08/01/2043	129	125
3.00%, 05/01/2032	207	204	3.00%, 08/01/2043	311	300
3.00%, 08/01/2032	329	323	3.00%, 08/01/2043	608	587
3.00%, 10/01/2032	360	353	3.00%, 09/01/2043	776	749
3.00%, 01/01/2033	71	70	3.00%, 09/01/2043	23	23
3.00%, 02/01/2033	1,392	1,377	3.00%, 09/01/2043	16	16
3.00%, 08/01/2033	851	837	3.00%, 09/01/2043	15	15
3.00%, 12/01/2033	396	389	3.00%, 09/01/2043	348	336
3.00%, 05/01/2034	185	182	3.00%, 10/01/2043	183	175
3.00%, 10/01/2034	88	87	3.00%, 10/01/2043	997	962
3.00%, 11/01/2034	239	234	3.00%, 11/01/2043	195	188
3.00%, 02/01/2035	259	255	3.00%, 11/01/2043	121	117
3.00%, 02/01/2035	216	212	3.00%, 11/01/2043	110	106
3.00%, 03/01/2035	113	111	3.00%, 11/01/2043	288	278
3.00%, 04/01/2035	119	117	3.00%, 12/01/2043	19	18
3.00%, 06/01/2035	264	259	3.00%, 01/01/2044	138	133
3.00%, 07/01/2035	99	97	3.00%, 01/01/2045	26	25
3.00%, 11/01/2035	151	147	3.00%, 01/01/2045	740	712
3.00%, 07/01/2036	237	231	3.00%, 05/01/2045	923	888
3.00%, 12/01/2036	338	330	3.00%, 06/01/2045	27	26
3.00%, 12/01/2036	486	474	3.00%, 06/01/2045	67	64
3.00%, 12/01/2036	681	664	3.00%, 09/01/2045	162	155
3.00%, 02/01/2037	44	43	3.00%, 09/01/2045	169	163
3.00%, 02/01/2037	283	276	3.00%, 10/01/2045	577	555
3.00%, 04/01/2037	175	170	3.00%, 11/01/2045	343	329
3.00%, 04/01/2037	151	147	3.00%, 11/01/2045	152	146
3.00%, 07/01/2037	111	108	3.00%, 12/01/2045	54	52
3.00%, 08/01/2037	182	177	3.00%, 12/01/2045	786	754
3.00%, 09/01/2037	457	444	3.00%, 12/01/2045	97	93
3.00%, 04/01/2042	240	232	3.00%, 12/01/2045	53	51
3.00%, 09/01/2042	127	123	3.00%, 01/01/2046	505	485
3.00%, 11/01/2042	850	821	3.00%, 01/01/2046	25	24
3.00%, 12/01/2042	134	129	3.00%, 02/01/2046	279	268
3.00%, 02/01/2043	902	871	3.00%, 02/01/2046	552	528
3.00%, 02/01/2043	536	517	3.00%, 02/01/2046	951	912
3.00%, 02/01/2043	548	529	3.00%, 02/01/2046	30	29
3.00%, 04/01/2043	1,222	1,180	3.00%, 03/01/2046	72	69
3.00%, 04/01/2043	324	313	3.00%, 04/01/2046	136	131
3.00%, 04/01/2043	296	286	3.00%, 04/01/2046	876	839
3.00%, 04/01/2043	421	407	3.00%, 05/01/2046	367	351
3.00%, 04/01/2043	438	422	3.00%, 05/01/2046	88	84
3.00%, 04/01/2043	553	534	3.00%, 05/01/2046	511	489
3.00%, 04/01/2043	547	528	3.00%, 05/01/2046	133	127
3.00%, 04/01/2043	452	436	3.00%, 06/01/2046	187	179
3.00%, 04/01/2043	732	707	3.00%, 07/01/2046	934	895
3.00%, 05/01/2043	332	320	3.00%, 08/01/2046	942	902
3.00%, 05/01/2043	407	393	3.00%, 08/01/2046	265	254
3.00%, 05/01/2043	613	592	3.00%, 09/01/2046	1,187	1,137
3.00%, 05/01/2043	65	62	3.00%, 09/01/2046	447	428
3.00%, 06/01/2043	29	28	3.00%, 09/01/2046	300	287

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 09/01/2046	$1,193	$1,143	3.50%, 11/01/2028	$250	$252
3.00%, 10/01/2046	1,674	1,603	3.50%, 12/01/2028	13	13
3.00%, 10/01/2046	206	198	3.50%, 12/01/2028	134	136
3.00%, 10/01/2046(j)	1,725	1,650	3.50%, 01/01/2029	126	127
3.00%, 11/01/2046	208	200	3.50%, 03/01/2029	14	15
3.00%, 11/01/2046	887	850	3.50%, 03/01/2029	236	238
3.00%, 11/01/2046	1,196	1,146	3.50%, 12/01/2029	107	107
3.00%, 11/01/2046	139	133	3.50%, 12/01/2029	58	58
3.00%, 11/01/2046	869	832	3.50%, 04/01/2030	118	119
3.00%, 11/01/2046	1,235	1,182	3.50%, 11/01/2030	33	34
3.00%, 11/01/2046	950	910	3.50%, 01/01/2031	10	10
3.00%, 11/01/2046	23	22	3.50%, 02/01/2031	92	93
3.00%, 12/01/2046	37	36	3.50%, 04/01/2031	20	20
3.00%, 12/01/2046	2,459	2,355	3.50%, 02/01/2032	140	141
3.00%, 12/01/2046	1,184	1,135	3.50%, 04/01/2032	86	86
3.00%, 12/01/2046	1,248	1,195	3.50%, 05/01/2032	186	187
3.00%, 01/01/2047	1,333	1,276	3.50%, 06/01/2032	333	334
3.00%, 01/01/2047	441	423	3.50%, 07/01/2032	119	120
3.00%, 01/01/2047	25	24	3.50%, 09/01/2032	185	186
3.00%, 02/01/2047	1,342	1,285	3.50%, 09/01/2033	90	90
3.00%, 02/01/2047	1,065	1,020	3.50%, 10/01/2033	185	185
3.00%, 02/01/2047	231	221	3.50%, 11/01/2033	189	188
3.00%, 04/01/2047	309	296	3.50%, 01/01/2034	134	135
3.00%, 05/01/2047	457	438	3.50%, 06/01/2034	241	241
3.00%, 06/01/2047	925	886	3.50%, 08/01/2034	63	63
3.00%, 11/01/2047	495	474	3.50%, 11/01/2034	149	150
3.00%, 11/01/2047	936	896	3.50%, 12/01/2035	347	347
3.00%, 11/01/2047	30	29	3.50%, 07/01/2036	375	376
3.00%, 12/01/2047	25	24	3.50%, 02/01/2037	250	250
3.00%, 12/01/2047	648	620	3.50%, 03/01/2037	313	313
3.00%, 12/01/2047	25	24	3.50%, 05/01/2037	65	64
3.00%, 02/01/2048	30	29	3.50%, 07/01/2037	153	153
3.00%, 03/01/2048	50	48	3.50%, 10/01/2037	183	182
3.00%, 04/01/2048	494	473	3.50%, 11/01/2037	371	369
3.00%, 05/01/2048	25	24	3.50%, 01/01/2038	450	447
3.50%, 01/01/2020	20	20	3.50%, 10/01/2040	8	8
3.50%, 03/01/2023	16	16	3.50%, 11/01/2040	35	35
3.50%, 08/01/2025	16	16	3.50%, 12/01/2040	40	40
3.50%, 10/01/2025(j)	1,600	1,608	3.50%, 01/01/2041	1,250	1,240
3.50%, 10/01/2025	240	241	3.50%, 01/01/2041	26	26
3.50%, 10/01/2025	10	10	3.50%, 02/01/2041	19	18
3.50%, 10/01/2025	312	313	3.50%, 02/01/2041	16	16
3.50%, 11/01/2025	162	163	3.50%, 03/01/2041	1,707	1,693
3.50%, 11/01/2025	13	13	3.50%, 03/01/2041	66	65
3.50%, 11/01/2025	366	368	3.50%, 10/01/2041	165	163
3.50%, 12/01/2025	77	78	3.50%, 12/01/2041	462	458
3.50%, 12/01/2025	24	24	3.50%, 12/01/2041	169	168
3.50%, 12/01/2025	13	13	3.50%, 12/01/2041	515	511
3.50%, 01/01/2026	16	17	3.50%, 01/01/2042	86	85
3.50%, 01/01/2026	358	360	3.50%, 01/01/2042	96	95
3.50%, 01/01/2026	45	45	3.50%, 01/01/2042	174	173
3.50%, 02/01/2026	122	122	3.50%, 02/01/2042	43	43
3.50%, 03/01/2026	117	118	3.50%, 02/01/2042	18	18
3.50%, 03/01/2026	5	5	3.50%, 03/01/2042	43	43
3.50%, 03/01/2026	329	331	3.50%, 03/01/2042	117	116
3.50%, 05/01/2026	7	7	3.50%, 03/01/2042	99	99
3.50%, 06/01/2026	42	43	3.50%, 03/01/2042	56	55
3.50%, 06/01/2026	29	29	3.50%, 03/01/2042	182	180
3.50%, 07/01/2026	9	9	3.50%, 03/01/2042	374	371
3.50%, 08/01/2026	5	5	3.50%, 04/01/2042	82	81
3.50%, 08/01/2026	55	55	3.50%, 04/01/2042	99	98
3.50%, 09/01/2026	226	227	3.50%, 04/01/2042	69	68
3.50%, 10/01/2026	15	15	3.50%, 04/01/2042	80	79
3.50%, 12/01/2026	268	270	3.50%, 05/01/2042	834	827
3.50%, 12/01/2026	66	67	3.50%, 05/01/2042	125	124
3.50%, 01/01/2027	79	80	3.50%, 07/01/2042	121	120
3.50%, 01/01/2027	46	46	3.50%, 07/01/2042	216	214
3.50%, 02/01/2027	169	170	3.50%, 08/01/2042	158	157

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2042	$124	$123	3.50%, 12/01/2046	$914	$903
3.50%, 09/01/2042	49	48	3.50%, 01/01/2047	1,611	1,590
3.50%, 10/01/2042	419	416	3.50%, 02/01/2047	1,386	1,368
3.50%, 10/01/2042	13	13	3.50%, 07/01/2047	30	29
3.50%, 10/01/2042	909	901	3.50%, 01/01/2048	1,635	1,610
3.50%, 04/01/2043	216	214	3.50%, 02/01/2048	250	246
3.50%, 04/01/2043	98	97	3.50%, 03/01/2048	30	30
3.50%, 05/01/2043	721	715	3.50%, 03/01/2048	1,206	1,187
3.50%, 05/01/2043	562	558	3.50%, 04/01/2048	750	738
3.50%, 05/01/2043	274	272	3.50%, 07/01/2048	970	955
3.50%, 06/01/2043	327	324	3.50%, 10/01/2048(j)	28,850	28,389
3.50%, 06/01/2043	578	573	4.00%, 05/01/2019	8	8
3.50%, 07/01/2043	913	905	4.00%, 03/01/2024	41	42
3.50%, 07/01/2043	305	303	4.00%, 05/01/2024	10	11
3.50%, 08/01/2043	698	691	4.00%, 05/01/2024	9	9
3.50%, 08/01/2043	166	165	4.00%, 06/01/2024	16	16
3.50%, 09/01/2043	582	577	4.00%, 07/01/2024	16	17
3.50%, 09/01/2043	211	209	4.00%, 09/01/2024	7	7
3.50%, 12/01/2043	221	218	4.00%, 10/01/2024	55	56
3.50%, 01/01/2044	47	46	4.00%, 11/01/2024	4	4
3.50%, 02/01/2044	444	439	4.00%, 01/01/2025	14	15
3.50%, 02/01/2044	231	229	4.00%, 03/01/2025	15	15
3.50%, 04/01/2044	49	48	4.00%, 04/01/2025	4	4
3.50%, 07/01/2044	1,296	1,286	4.00%, 04/01/2025	83	85
3.50%, 10/01/2044	698	690	4.00%, 05/01/2025	14	15
3.50%, 10/01/2044	34	33	4.00%, 05/01/2025	4	4
3.50%, 10/01/2044	70	69	4.00%, 05/01/2025	1	1
3.50%, 10/01/2044	265	262	4.00%, 05/01/2025	16	16
3.50%, 11/01/2044	708	700	4.00%, 05/01/2025	13	13
3.50%, 12/01/2044	662	655	4.00%, 06/01/2025	15	15
3.50%, 12/01/2044	617	610	4.00%, 06/01/2025	4	4
3.50%, 12/01/2044	119	118	4.00%, 07/01/2025	24	24
3.50%, 01/01/2045	794	785	4.00%, 08/01/2025	10	10
3.50%, 02/01/2045	103	102	4.00%, 09/01/2025	15	15
3.50%, 04/01/2045	762	753	4.00%, 11/01/2025	20	20
3.50%, 05/01/2045	267	264	4.00%, 12/01/2025	27	28
3.50%, 05/01/2045	35	35	4.00%, 01/01/2026	32	32
3.50%, 07/01/2045	687	679	4.00%, 01/01/2026	17	17
3.50%, 07/01/2045	141	139	4.00%, 01/01/2026	42	43
3.50%, 08/01/2045	858	848	4.00%, 03/01/2026	65	66
3.50%, 08/01/2045	807	797	4.00%, 03/01/2026	33	34
3.50%, 09/01/2045	874	864	4.00%, 03/01/2026	3	3
3.50%, 09/01/2045	441	436	4.00%, 05/01/2026	14	15
3.50%, 09/01/2045	783	774	4.00%, 06/01/2026	18	18
3.50%, 10/01/2045	21	21	4.00%, 07/01/2026	18	18
3.50%, 11/01/2045	350	346	4.00%, 08/01/2026	70	71
3.50%, 11/01/2045	20	20	4.00%, 09/01/2026	39	40
3.50%, 11/01/2045	836	827	4.00%, 10/01/2026(j)	1,275	1,300
3.50%, 11/01/2045	675	667	4.00%, 04/01/2029	5	5
3.50%, 12/01/2045	776	767	4.00%, 10/01/2030	15	16
3.50%, 12/01/2045	1,212	1,198	4.00%, 12/01/2030	133	135
3.50%, 12/01/2045	694	686	4.00%, 02/01/2031	45	45
3.50%, 01/01/2046	1,015	1,003	4.00%, 07/01/2031	29	29
3.50%, 01/01/2046	1,459	1,442	4.00%, 10/01/2031	114	116
3.50%, 02/01/2046	612	604	4.00%, 11/01/2031	27	27
3.50%, 02/01/2046	309	305	4.00%, 12/01/2031	22	23
3.50%, 02/01/2046	95	94	4.00%, 01/01/2032	34	35
3.50%, 03/01/2046	898	886	4.00%, 09/01/2033	247	253
3.50%, 03/01/2046	951	940	4.00%, 01/01/2036	254	260
3.50%, 03/01/2046	697	688	4.00%, 02/01/2036	159	163
3.50%, 03/01/2046	649	641	4.00%, 06/01/2036	139	142
3.50%, 04/01/2046	60	59	4.00%, 01/01/2037	191	196
3.50%, 05/01/2046	1,112	1,098	4.00%, 02/01/2037	505	515
3.50%, 06/01/2046	1,122	1,108	4.00%, 07/01/2038	221	225
3.50%, 06/01/2046	185	182	4.00%, 03/01/2039	7	7
3.50%, 07/01/2046	816	805	4.00%, 08/01/2039	26	27
3.50%, 09/01/2046	780	771	4.00%, 08/01/2039	5	5
3.50%, 11/01/2046	1,181	1,167	4.00%, 10/01/2039	8	8

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2039	$275	$278	4.00%, 06/01/2044	$78	$79
4.00%, 11/01/2039	35	35	4.00%, 07/01/2044	432	438
4.00%, 12/01/2039	9	9	4.00%, 07/01/2044	593	600
4.00%, 02/01/2040	23	23	4.00%, 09/01/2044	217	219
4.00%, 05/01/2040	23	24	4.00%, 10/01/2044	309	313
4.00%, 05/01/2040	6	6	4.00%, 10/01/2044	161	163
4.00%, 08/01/2040	22	22	4.00%, 10/01/2044	834	844
4.00%, 10/01/2040	20	20	4.00%, 10/01/2044	311	314
4.00%, 10/01/2040	35	35	4.00%, 10/01/2044	96	97
4.00%, 10/01/2040	11	11	4.00%, 11/01/2044	86	87
4.00%, 10/01/2040	17	18	4.00%, 11/01/2044	310	314
4.00%, 10/01/2040	59	60	4.00%, 11/01/2044	78	78
4.00%, 10/01/2040	10	10	4.00%, 12/01/2044	352	356
4.00%, 10/01/2040	38	39	4.00%, 12/01/2044	66	67
4.00%, 11/01/2040	14	14	4.00%, 12/01/2044	71	72
4.00%, 12/01/2040	48	49	4.00%, 12/01/2044	414	419
4.00%, 12/01/2040	64	65	4.00%, 12/01/2044	106	107
4.00%, 12/01/2040	37	38	4.00%, 01/01/2045	31	32
4.00%, 12/01/2040	66	67	4.00%, 01/01/2045	196	198
4.00%, 12/01/2040	14	14	4.00%, 01/01/2045	12	12
4.00%, 01/01/2041	31	31	4.00%, 01/01/2045	42	43
4.00%, 01/01/2041	431	438	4.00%, 02/01/2045	257	260
4.00%, 01/01/2041	49	50	4.00%, 02/01/2045	206	209
4.00%, 01/01/2041	78	80	4.00%, 02/01/2045	546	552
4.00%, 02/01/2041	348	354	4.00%, 03/01/2045	21	21
4.00%, 02/01/2041	39	40	4.00%, 07/01/2045	342	346
4.00%, 02/01/2041	67	68	4.00%, 07/01/2045	30	30
4.00%, 02/01/2041	124	126	4.00%, 07/01/2045	458	463
4.00%, 02/01/2041	48	49	4.00%, 08/01/2045	12	13
4.00%, 02/01/2041	72	73	4.00%, 08/01/2045	47	47
4.00%, 03/01/2041	362	368	4.00%, 09/01/2045	561	568
4.00%, 03/01/2041	70	71	4.00%, 10/01/2045	547	553
4.00%, 03/01/2041	44	44	4.00%, 10/01/2045	134	135
4.00%, 04/01/2041	5	5	4.00%, 11/01/2045	111	112
4.00%, 09/01/2041	163	166	4.00%, 11/01/2045	693	701
4.00%, 09/01/2041	19	19	4.00%, 11/01/2045	20	20
4.00%, 09/01/2041	105	107	4.00%, 11/01/2045	235	237
4.00%, 10/01/2041(j)	29,950	30,245	4.00%, 12/01/2045	166	168
4.00%, 10/01/2041	57	58	4.00%, 12/01/2045	272	276
4.00%, 10/01/2041	10	10	4.00%, 01/01/2046	498	504
4.00%, 10/01/2041	132	134	4.00%, 02/01/2046	567	573
4.00%, 11/01/2041(j)	2,550	2,572	4.00%, 02/01/2046	98	99
4.00%, 11/01/2041	102	104	4.00%, 02/01/2046	157	159
4.00%, 11/01/2041	21	22	4.00%, 03/01/2046	128	130
4.00%, 11/01/2041	69	70	4.00%, 03/01/2046	255	258
4.00%, 11/01/2041	48	48	4.00%, 03/01/2046	238	241
4.00%, 11/01/2041	8	8	4.00%, 03/01/2046	185	187
4.00%, 12/01/2041	171	174	4.00%, 04/01/2046	488	493
4.00%, 12/01/2041	61	63	4.00%, 04/01/2046	42	42
4.00%, 12/01/2041	63	65	4.00%, 07/01/2046	841	850
4.00%, 12/01/2041	63	65	4.00%, 08/01/2046	31	31
4.00%, 12/01/2041	95	97	4.00%, 04/01/2047	1,398	1,413
4.00%, 01/01/2042	21	21	4.00%, 06/01/2047	1,386	1,401
4.00%, 01/01/2042	76	77	4.00%, 08/01/2047	1,295	1,308
4.00%, 01/01/2042	67	68	4.00%, 08/01/2047	189	191
4.00%, 02/01/2042	48	49	4.00%, 08/01/2047	1,497	1,512
4.00%, 05/01/2042	472	480	4.00%, 09/01/2047	1,411	1,425
4.00%, 02/01/2043	113	115	4.00%, 02/01/2048	1,004	1,014
4.00%, 02/01/2043	168	171	4.00%, 03/01/2048	485	489
4.00%, 08/01/2043	106	108	4.00%, 06/01/2048	982	992
4.00%, 09/01/2043	86	87	4.50%, 12/01/2018	2	2
4.00%, 09/01/2043	21	21	4.50%, 03/01/2019	5	5
4.00%, 12/01/2043	173	175	4.50%, 05/01/2019	2	2
4.00%, 01/01/2044	493	501	4.50%, 01/01/2020	6	6
4.00%, 02/01/2044	40	40	4.50%, 09/01/2020	1	1
4.00%, 04/01/2044	546	553	4.50%, 05/01/2022	3	3
4.00%, 06/01/2044	469	476	4.50%, 02/01/2024	2	2
4.00%, 06/01/2044	301	304	4.50%, 04/01/2024	1	1

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 04/01/2024		$1	$1	4.50%, 09/01/2040	$18	$19
4.50%, 11/01/2024		7	7	4.50%, 09/01/2040	22	23
4.50%, 12/01/2024		17	17	4.50%, 10/01/2040	92	96
4.50%, 12/01/2024		11	11	4.50%, 12/01/2040	227	236
4.50%, 02/01/2025		22	22	4.50%, 12/01/2040	16	17
4.50%, 02/01/2025		22	22	4.50%, 03/01/2041	38	40
4.50%, 04/01/2025		2	2	4.50%, 03/01/2041	36	38
4.50%, 05/01/2025		18	19	4.50%, 03/01/2041	124	129
4.50%, 04/01/2026		25	25	4.50%, 03/01/2041	26	27
4.50%, 07/01/2029		2	2	4.50%, 04/01/2041	31	33
4.50%, 02/01/2030		13	13	4.50%, 04/01/2041	5	5
4.50%, 04/01/2030		5	5	4.50%, 05/01/2041	43	45
4.50%, 08/01/2030		94	97	4.50%, 05/01/2041	76	79
4.50%, 09/01/2030		75	78	4.50%, 05/01/2041	113	117
4.50%, 01/01/2031		16	16	4.50%, 06/01/2041	150	156
4.50%, 04/01/2031		9	9	4.50%, 06/01/2041	94	98
4.50%, 05/01/2031		14	14	4.50%, 06/01/2041	23	24
4.50%, 07/01/2031		58	60	4.50%, 06/01/2041	79	82
4.50%, 08/01/2031		31	32	4.50%, 06/01/2041	35	36
4.50%, 08/01/2033		1	1	4.50%, 07/01/2041	31	33
4.50%, 08/01/2033		18	19	4.50%, 07/01/2041	40	41
4.50%, 11/01/2033		39	40	4.50%, 07/01/2041	46	48
4.50%, 02/01/2035		127	132	4.50%, 08/01/2041	47	49
4.50%, 12/01/2035		95	99	4.50%, 09/01/2041	245	254
4.50%, 01/01/2036		1	2	4.50%, 09/01/2041	59	61
4.50%, 03/01/2036		5	5	4.50%, 09/01/2041	48	50
4.50%, 04/01/2038		26	27	4.50%, 10/01/2041(j)	5,000	5,158
4.50%, 06/01/2038		22	23	4.50%, 10/01/2041	49	51
4.50%, 01/01/2039		4	4	4.50%, 11/01/2041	61	63
4.50%, 02/01/2039		11	11	4.50%, 11/01/2041	50	52
4.50%, 04/01/2039		8	8	4.50%, 11/01/2041	44	46
4.50%, 04/01/2039		40	42	4.50%, 11/01/2041	62	64
4.50%, 04/01/2039		52	54	4.50%, 11/01/2041(j)	500	515
4.50%, 06/01/2039		38	39	4.50%, 12/01/2041	60	62
4.50%, 06/01/2039		20	21	4.50%, 04/01/2042	23	24
4.50%, 06/01/2039		12	12	4.50%, 09/01/2042	93	96
4.50%, 06/01/2039		67	70	4.50%, 09/01/2043	347	360
4.50%, 07/01/2039		50	52	4.50%, 09/01/2043	145	150
4.50%, 07/01/2039		35	36	4.50%, 09/01/2043	286	296
4.50%, 07/01/2039		23	24	4.50%, 10/01/2043	361	375
4.50%, 08/01/2039		27	28	4.50%, 11/01/2043	13	14
4.50%, 09/01/2039		22	23	4.50%, 12/01/2043	135	140
4.50%, 10/01/2039		14	14	4.50%, 12/01/2043	18	19
4.50%, 10/01/2039		40	41	4.50%, 01/01/2044	631	655
4.50%, 10/01/2039		66	69	4.50%, 01/01/2044	574	595
4.50%, 12/01/2039		41	43	4.50%, 02/01/2044	314	326
4.50%, 12/01/2039		17	18	4.50%, 03/01/2044	263	272
4.50%, 12/01/2039		53	55	4.50%, 03/01/2044	169	175
4.50%, 12/01/2039		14	14	4.50%, 04/01/2044	106	110
4.50%, 12/01/2039		85	88	4.50%, 04/01/2044	39	41
4.50%, 01/01/2040		87	90	4.50%, 05/01/2044	749	777
4.50%, 01/01/2040		73	76	4.50%, 05/01/2044	216	224
4.50%, 02/01/2040		30	31	4.50%, 05/01/2044	142	147
4.50%, 02/01/2040		51	53	4.50%, 05/01/2044	220	228
4.50%, 03/01/2040		33	34	4.50%, 05/01/2044	79	82
4.50%, 04/01/2040		43	45	4.50%, 06/01/2044	426	442
4.50%, 05/01/2040		29	31	4.50%, 06/01/2044	177	184
4.50%, 05/01/2040		121	126	4.50%, 06/01/2044	184	190
4.50%, 05/01/2040		73	76	4.50%, 06/01/2044	258	267
4.50%, 05/01/2040		33	34	4.50%, 06/01/2044	378	392
4.50%, 06/01/2040		20	21	4.50%, 07/01/2044	6	7
4.50%, 07/01/2040		27	28	4.50%, 07/01/2044	407	422
4.50%, 07/01/2040		1	1	4.50%, 07/01/2044	192	199
4.50%, 08/01/2040		224	233	4.50%, 08/01/2044	102	106
4.50%, 08/01/2040		40	42	4.50%, 08/01/2044	315	327
4.50%, 08/01/2040		119	124	4.50%, 08/01/2044	39	40
4.50%, 08/01/2040		63	66	4.50%, 08/01/2044	273	283
4.50%, 09/01/2040		14	14	4.50%, 08/01/2044	17	18

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2044		$21	$22	5.00%, 06/01/2038		$4	$4
4.50%, 12/01/2044		364	378	5.00%, 12/01/2038		9	10
4.50%, 03/01/2046		61	63	5.00%, 01/01/2039		346	367
4.50%, 04/01/2046		333	344	5.00%, 01/01/2039		25	27
4.50%, 07/01/2046		30	31	5.00%, 02/01/2039		39	41
4.50%, 08/01/2046		271	280	5.00%, 03/01/2039		1	1
4.50%, 08/01/2046		30	31	5.00%, 03/01/2039		16	17
4.50%, 01/01/2047		105	108	5.00%, 04/01/2039		12	13
4.50%, 01/01/2047		208	215	5.00%, 04/01/2039		27	28
4.50%, 01/01/2047		279	288	5.00%, 04/01/2039		34	36
4.50%, 02/01/2047		188	194	5.00%, 06/01/2039		62	66
4.50%, 02/01/2047		370	382	5.00%, 07/01/2039		147	155
4.50%, 03/01/2047		276	284	5.00%, 07/01/2039		38	40
4.50%, 03/01/2047		868	897	5.00%, 07/01/2039		153	161
4.50%, 10/01/2047		363	374	5.00%, 10/01/2039		30	32
4.50%, 11/01/2047		646	667	5.00%, 12/01/2039		66	70
4.50%, 01/01/2048		99	102	5.00%, 12/01/2039		26	28
4.50%, 05/01/2048		993	1,025	5.00%, 01/01/2040		57	60
5.00%, 06/01/2019		2	2	5.00%, 02/01/2040		82	88
5.00%, 11/01/2020		43	45	5.00%, 05/01/2040		16	17
5.00%, 11/01/2021		1	1	5.00%, 05/01/2040		104	110
5.00%, 02/01/2023		9	9	5.00%, 06/01/2040		49	52
5.00%, 07/01/2023		1	1	5.00%, 06/01/2040		6	7
5.00%, 09/01/2023		34	35	5.00%, 06/01/2040		39	42
5.00%, 12/01/2023		6	7	5.00%, 08/01/2040		79	84
5.00%, 12/01/2023		2	2	5.00%, 08/01/2040		16	17
5.00%, 01/01/2024		5	5	5.00%, 08/01/2040		23	24
5.00%, 01/01/2024		12	13	5.00%, 09/01/2040		7	8
5.00%, 02/01/2024		44	45	5.00%, 09/01/2040		68	72
5.00%, 07/01/2024		5	6	5.00%, 11/01/2040		27	29
5.00%, 12/01/2024		23	24	5.00%, 02/01/2041		316	336
5.00%, 03/01/2028		131	138	5.00%, 02/01/2041		204	217
5.00%, 04/01/2029		10	10	5.00%, 04/01/2041		21	23
5.00%, 09/01/2029		124	130	5.00%, 05/01/2041		27	29
5.00%, 03/01/2030		17	18	5.00%, 05/01/2041		31	33
5.00%, 08/01/2030		22	23	5.00%, 05/01/2041		30	32
5.00%, 05/01/2033		8	8	5.00%, 05/01/2041		14	15
5.00%, 05/01/2033		12	12	5.00%, 07/01/2041		288	306
5.00%, 07/01/2033		53	57	5.00%, 07/01/2041		6	7
5.00%, 08/01/2033		3	3	5.00%, 09/01/2041		815	867
5.00%, 09/01/2033		25	27	5.00%, 10/01/2041(j)		400	420
5.00%, 09/01/2033		34	36	5.00%, 05/01/2042		432	460
5.00%, 11/01/2033		33	35	5.00%, 09/01/2043		345	365
5.00%, 02/01/2034		4	4	5.00%, 10/01/2043		126	132
5.00%, 03/01/2034		6	6	5.00%, 11/01/2043		379	399
5.00%, 05/01/2034		49	52	5.00%, 12/01/2043		314	333
5.00%, 02/01/2035		39	41	5.00%, 01/01/2044		77	81
5.00%, 03/01/2035		5	6	5.00%, 01/01/2044		95	101
5.00%, 04/01/2035		6	6	5.00%, 03/01/2044		189	199
5.00%, 06/01/2035		73	78	5.00%, 03/01/2044		310	328
5.00%, 07/01/2035		3	3	5.00%, 05/01/2044		182	192
5.00%, 07/01/2035		8	9	5.00%, 07/01/2044		145	153
5.00%, 07/01/2035		91	96	5.00%, 08/01/2044		95	100
5.00%, 07/01/2035		34	36	5.00%, 11/01/2044		295	310
5.00%, 07/01/2035		167	178	5.50%, 08/01/2019		3	3
5.00%, 09/01/2035		5	5	5.50%, 05/01/2021		2	2
5.00%, 10/01/2035		17	18	5.50%, 11/01/2022		3	3
5.00%, 01/01/2036		29	31	5.50%, 11/01/2022		7	7
5.00%, 03/01/2036		30	32	5.50%, 02/01/2023		6	6
5.00%, 03/01/2036		19	21	5.50%, 03/01/2023		4	4
5.00%, 04/01/2036		1	1	5.50%, 04/01/2023		8	8
5.00%, 06/01/2036		67	71	5.50%, 07/01/2023		6	6
5.00%, 07/01/2036		42	45	5.50%, 09/01/2023		5	5
5.00%, 04/01/2037		327	344	5.50%, 12/01/2023		3	3
5.00%, 07/01/2037		12	13	5.50%, 05/01/2025		2	2
5.00%, 02/01/2038		78	83	5.50%, 06/01/2028		6	6
5.00%, 04/01/2038		30	32	5.50%, 09/01/2028		2	2
5.00%, 05/01/2038		1	1	5.50%, 01/01/2029		4	4

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 12/01/2029	$21	$23	5.50%, 11/01/2038		$3	$4
5.50%, 06/01/2033	9	10	5.50%, 11/01/2038		6	6
5.50%, 10/01/2033	169	183	5.50%, 11/01/2038		6	7
5.50%, 04/01/2034	41	45	5.50%, 11/01/2038		132	142
5.50%, 04/01/2034	22	23	5.50%, 11/01/2038		57	62
5.50%, 04/01/2034	31	33	5.50%, 11/01/2038		4	5
5.50%, 05/01/2034	26	29	5.50%, 12/01/2038		11	12
5.50%, 06/01/2034	2	3	5.50%, 12/01/2038		8	8
5.50%, 11/01/2034	23	24	5.50%, 12/01/2038		10	11
5.50%, 01/01/2035	23	25	5.50%, 01/01/2039		12	13
5.50%, 01/01/2035	6	6	5.50%, 04/01/2039		4	4
5.50%, 03/01/2035	10	10	5.50%, 06/01/2039		139	150
5.50%, 04/01/2035	13	14	5.50%, 07/01/2039		32	34
5.50%, 04/01/2035	1	1	5.50%, 09/01/2039		24	25
5.50%, 08/01/2035	3	4	5.50%, 10/01/2039		8	8
5.50%, 09/01/2035	1	1	5.50%, 12/01/2039		37	40
5.50%, 10/01/2035	5	5	5.50%, 12/01/2039		15	16
5.50%, 10/01/2035	2	3	5.50%, 05/01/2040		75	81
5.50%, 11/01/2035	192	208	5.50%, 06/01/2040		5	6
5.50%, 12/01/2035	8	8	5.50%, 07/01/2040		24	25
5.50%, 01/01/2036	2	3	5.50%, 07/01/2041		107	115
5.50%, 02/01/2036	17	18	5.50%, 09/01/2041		32	34
5.50%, 04/01/2036	27	29	5.50%, 09/01/2041		43	46
5.50%, 04/01/2036	1	1	5.50%, 10/01/2041(j)		125	133
5.50%, 05/01/2036	111	120	5.50%, 11/01/2041(j)		500	533
5.50%, 07/01/2036	13	15	6.00%, 12/01/2032		14	15
5.50%, 08/01/2036	38	41	6.00%, 01/01/2033		4	4
5.50%, 09/01/2036	39	42	6.00%, 10/01/2033		5	5
5.50%, 09/01/2036	16	17	6.00%, 12/01/2033		10	11
5.50%, 10/01/2036	29	31	6.00%, 10/01/2034		15	17
5.50%, 11/01/2036	5	5	6.00%, 12/01/2034		7	7
5.50%, 11/01/2036	12	13	6.00%, 01/01/2035		36	39
5.50%, 11/01/2036	8	9	6.00%, 07/01/2035		27	30
5.50%, 12/01/2036	111	120	6.00%, 07/01/2035		55	60
5.50%, 01/01/2037	12	13	6.00%, 10/01/2035		26	29
5.50%, 02/01/2037	26	28	6.00%, 05/01/2036		1	2
5.50%, 03/01/2037	83	89	6.00%, 05/01/2036		2	2
5.50%, 03/01/2037	158	170	6.00%, 06/01/2036		17	19
5.50%, 05/01/2037	1	1	6.00%, 02/01/2037		19	21
5.50%, 05/01/2037	11	12	6.00%, 02/01/2037		3	3
5.50%, 05/01/2037	351	379	6.00%, 03/01/2037		38	42
5.50%, 05/01/2037	100	108	6.00%, 03/01/2037		15	17
5.50%, 06/01/2037	26	28	6.00%, 06/01/2037		9	10
5.50%, 07/01/2037	3	3	6.00%, 07/01/2037		3	3
5.50%, 07/01/2037	1	1	6.00%, 09/01/2037		20	22
5.50%, 08/01/2037	134	145	6.00%, 10/01/2037		2	3
5.50%, 08/01/2037	166	179	6.00%, 11/01/2037		5	5
5.50%, 08/01/2037	130	141	6.00%, 11/01/2037		5	5
5.50%, 01/01/2038	5	5	6.00%, 12/01/2037		7	8
5.50%, 01/01/2038	6	6	6.00%, 01/01/2038		9	9
5.50%, 02/01/2038	14	15	6.00%, 01/01/2038		127	139
5.50%, 02/01/2038	35	38	6.00%, 01/01/2038		4	4
5.50%, 02/01/2038	13	13	6.00%, 02/01/2038		4	4
5.50%, 03/01/2038	8	9	6.00%, 03/01/2038		8	9
5.50%, 03/01/2038	51	55	6.00%, 03/01/2038		43	47
5.50%, 03/01/2038	9	9	6.00%, 05/01/2038		5	6
5.50%, 03/01/2038	17	18	6.00%, 05/01/2038		4	4
5.50%, 05/01/2038	4	5	6.00%, 08/01/2038		9	10
5.50%, 05/01/2038	250	269	6.00%, 09/01/2038		32	35
5.50%, 05/01/2038	14	15	6.00%, 10/01/2038		18	19
5.50%, 06/01/2038	129	139	6.00%, 11/01/2038		27	30
5.50%, 06/01/2038	1	1	6.00%, 12/01/2038		4	4
5.50%, 06/01/2038	2	2	6.00%, 10/01/2039		10	11
5.50%, 06/01/2038	11	12	6.00%, 10/01/2039		9	10
5.50%, 06/01/2038	101	109	6.00%, 04/01/2040		22	24
5.50%, 07/01/2038	10	11	6.00%, 09/01/2040		7	7
5.50%, 07/01/2038	7	7	6.00%, 10/01/2040		25	28
5.50%, 08/01/2038	141	152	6.00%, 10/01/2040		11	12

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 05/01/2041	$227	$250	3.00%, 05/15/2043	$12	$12
6.50%, 12/01/2031	1	1	3.00%, 05/15/2043	18	18
6.50%, 03/01/2032	1	1	3.00%, 05/15/2043	38	37
6.50%, 07/01/2032	5	5	3.00%, 06/15/2043	392	382
6.50%, 11/01/2033	7	7	3.00%, 06/20/2043	240	235
6.50%, 08/01/2034	15	17	3.00%, 07/15/2043	127	124
6.50%, 09/01/2034	11	12	3.00%, 08/15/2043	255	247
6.50%, 10/01/2034	4	5	3.00%, 08/15/2043	247	241
6.50%, 07/01/2037	4	5	3.00%, 08/20/2043	113	111
6.50%, 07/01/2037	7	7	3.00%, 09/20/2043	422	412
6.50%, 08/01/2037	3	3	3.00%, 10/20/2043	211	206
6.50%, 10/01/2037	31	35	3.00%, 11/20/2043	159	155
6.50%, 01/01/2038	127	142	3.00%, 03/20/2044	314	307
6.50%, 01/01/2038	4	4	3.00%, 05/15/2044	36	35
6.50%, 02/01/2038	7	8	3.00%, 08/20/2044	1,265	1,236
6.50%, 02/01/2038	6	6	3.00%, 11/15/2044	321	313
6.50%, 03/01/2038	2	2	3.00%, 11/20/2044	497	484
6.50%, 03/01/2038	27	29	3.00%, 12/20/2044	595	580
6.50%, 05/01/2038	82	92	3.00%, 02/15/2045	331	322
6.50%, 05/01/2038	6	7	3.00%, 03/15/2045	69	67
6.50%, 09/01/2038	3	4	3.00%, 04/20/2045	57	56
6.50%, 10/01/2039	7	8	3.00%, 05/20/2045	529	515
7.00%, 12/01/2037	7	7	3.00%, 07/15/2045	243	235
7.00%, 12/01/2037	10	11	3.00%, 07/20/2045	1,662	1,616
7.50%, 05/01/2031	8	9	3.00%, 08/15/2045	253	246
		$297,275	3.00%, 08/20/2045	1,127	1,097
Government National Mortgage Association (GNMA) - 8.25%			3.00%, 10/20/2045	1,071	1,041
2.50%, 08/20/2027	67	66	3.00%, 11/20/2045	614	596
2.50%, 09/20/2027	142	139	3.00%, 12/20/2045	888	863
2.50%, 01/20/2028	171	167	3.00%, 01/20/2046	225	219
2.50%, 03/20/2028	128	125	3.00%, 02/20/2046	287	279
2.50%, 04/20/2028	130	126	3.00%, 03/20/2046	1,506	1,463
2.50%, 07/20/2028	127	124	3.00%, 04/20/2046	1,046	1,016
2.50%, 11/20/2030	61	59	3.00%, 05/20/2046	295	287
2.50%, 03/20/2031	155	151	3.00%, 06/20/2046	379	367
2.50%, 04/20/2032	83	81	3.00%, 07/20/2046	1,374	1,333
2.50%, 05/20/2032	190	185	3.00%, 08/20/2046	1,783	1,731
2.50%, 03/15/2043	88	83	3.00%, 09/20/2046	1,623	1,576
2.50%, 07/20/2043	225	213	3.00%, 10/01/2046	14,175	13,728
2.50%, 06/20/2045	145	136	3.00%, 10/20/2046	1,067	1,035
2.50%, 10/15/2046	92	87	3.00%, 11/15/2046	98	95
2.50%, 11/20/2046	174	163	3.00%, 11/20/2046	431	418
2.50%, 12/20/2046	404	379	3.00%, 11/20/2046	1,610	1,561
2.50%, 01/20/2047	557	523	3.00%, 12/20/2046	1,261	1,223
3.00%, 01/20/2027	17	17	3.00%, 01/20/2047	1,276	1,237
3.00%, 04/15/2027	70	69	3.00%, 07/20/2047	66	64
3.00%, 04/20/2027	119	118	3.00%, 10/20/2047	1,509	1,462
3.00%, 09/20/2027	124	123	3.00%, 11/20/2047	722	700
3.00%, 11/20/2027	64	64	3.00%, 12/20/2047	2,286	2,216
3.00%, 09/20/2028	78	78	3.00%, 01/20/2048	492	477
3.00%, 10/20/2028	111	110	3.00%, 02/20/2048	566	548
3.00%, 11/20/2028	44	44	3.00%, 03/20/2048	991	960
3.00%, 01/20/2029	34	34	3.50%, 12/15/2025	8	8
3.00%, 05/20/2029	135	134	3.50%, 02/15/2026	30	31
3.00%, 07/20/2030	275	274	3.50%, 05/15/2026	13	14
3.00%, 01/20/2031	172	171	3.50%, 03/20/2027	29	30
3.00%, 07/20/2032	235	233	3.50%, 04/20/2027	47	48
3.00%, 01/20/2033	117	116	3.50%, 09/20/2028	182	184
3.00%, 04/15/2042	19	19	3.50%, 01/20/2041	48	49
3.00%, 08/20/2042	10	10	3.50%, 11/15/2041	35	35
3.00%, 09/20/2042	1,546	1,511	3.50%, 11/20/2041	15	15
3.00%, 10/15/2042	297	289	3.50%, 01/15/2042	44	44
3.00%, 12/20/2042	436	426	3.50%, 01/20/2042	71	71
3.00%, 01/20/2043	621	606	3.50%, 02/15/2042	281	281
3.00%, 03/20/2043	269	261	3.50%, 02/15/2042	70	70
3.00%, 03/20/2043	834	815	3.50%, 02/20/2042	67	67
3.00%, 04/15/2043	46	44	3.50%, 03/15/2042	57	57
3.00%, 04/20/2043	1,091	1,066	3.50%, 03/15/2042	60	60

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2042	$76	$76	3.50%, 08/20/2047	$919	$915
3.50%, 04/15/2042	149	148	3.50%, 09/20/2047	293	291
3.50%, 04/15/2042	341	341	3.50%, 10/15/2047	200	199
3.50%, 04/20/2042	1,105	1,105	3.50%, 10/20/2047	220	219
3.50%, 05/15/2042	7	7	3.50%, 11/20/2047	1,241	1,235
3.50%, 05/15/2042	99	99	3.50%, 12/20/2047	1,436	1,429
3.50%, 05/20/2042	1,159	1,159	3.50%, 01/20/2048	74	74
3.50%, 06/20/2042	324	325	3.50%, 02/20/2048	320	318
3.50%, 07/20/2042	1,285	1,285	3.50%, 07/20/2048	645	642
3.50%, 08/15/2042	66	66	4.00%, 07/15/2024	45	46
3.50%, 08/20/2042	248	248	4.00%, 08/15/2024	12	12
3.50%, 10/20/2042	757	757	4.00%, 12/15/2024	10	10
3.50%, 01/15/2043	426	427	4.00%, 11/15/2025	9	9
3.50%, 01/15/2043	260	259	4.00%, 05/15/2026	12	12
3.50%, 01/20/2043	384	384	4.00%, 06/15/2039	7	8
3.50%, 02/20/2043	1,168	1,168	4.00%, 07/20/2040	28	28
3.50%, 03/20/2043	1,123	1,123	4.00%, 08/15/2040	26	27
3.50%, 03/20/2043	484	482	4.00%, 08/15/2040	112	115
3.50%, 04/15/2043	62	62	4.00%, 09/15/2040	5	5
3.50%, 04/15/2043	132	132	4.00%, 09/15/2040	22	23
3.50%, 04/20/2043	787	787	4.00%, 09/15/2040	49	50
3.50%, 04/20/2043	1,109	1,109	4.00%, 10/15/2040	39	40
3.50%, 06/15/2043	48	48	4.00%, 11/15/2040	5	5
3.50%, 06/15/2043	47	47	4.00%, 11/15/2040	29	30
3.50%, 07/20/2043	769	769	4.00%, 11/20/2040	23	23
3.50%, 08/15/2043	135	135	4.00%, 12/20/2040	47	48
3.50%, 08/20/2043	1,084	1,084	4.00%, 01/15/2041	26	27
3.50%, 09/20/2043	704	704	4.00%, 01/15/2041	70	71
3.50%, 01/20/2044	10	10	4.00%, 01/15/2041	43	44
3.50%, 02/20/2044	83	83	4.00%, 01/20/2041	74	76
3.50%, 04/20/2044	347	347	4.00%, 05/15/2041	20	20
3.50%, 07/20/2044	948	947	4.00%, 05/15/2041	41	42
3.50%, 08/20/2044	986	985	4.00%, 07/20/2041	24	25
3.50%, 09/15/2044	28	27	4.00%, 08/15/2041	40	41
3.50%, 09/20/2044	365	365	4.00%, 08/15/2041	112	115
3.50%, 10/20/2044	396	395	4.00%, 08/15/2041	18	19
3.50%, 11/20/2044	436	434	4.00%, 09/15/2041	63	65
3.50%, 12/20/2044	490	489	4.00%, 09/15/2041	35	36
3.50%, 02/20/2045	491	489	4.00%, 09/15/2041	27	28
3.50%, 05/20/2045	691	688	4.00%, 09/15/2041	84	86
3.50%, 06/20/2045	138	137	4.00%, 09/20/2041	123	126
3.50%, 07/20/2045	995	991	4.00%, 10/15/2041	24	25
3.50%, 08/20/2045	452	451	4.00%, 10/15/2041	37	38
3.50%, 09/20/2045	243	242	4.00%, 11/15/2041	138	141
3.50%, 10/20/2045	1,831	1,826	4.00%, 11/20/2041	45	46
3.50%, 11/20/2045	1,473	1,471	4.00%, 12/15/2041	37	38
3.50%, 12/20/2045	918	915	4.00%, 12/15/2041	8	9
3.50%, 01/20/2046	1,794	1,788	4.00%, 12/20/2041	43	44
3.50%, 02/20/2046	131	131	4.00%, 01/15/2042	64	65
3.50%, 03/20/2046	1,594	1,588	4.00%, 01/15/2042	16	17
3.50%, 04/20/2046	973	970	4.00%, 01/20/2042	235	241
3.50%, 05/20/2046	1,352	1,347	4.00%, 02/20/2042	185	190
3.50%, 06/20/2046	1,129	1,124	4.00%, 03/15/2042	101	103
3.50%, 07/15/2046	170	169	4.00%, 03/15/2042	135	137
3.50%, 07/20/2046	722	719	4.00%, 03/20/2042	225	231
3.50%, 08/20/2046	1,116	1,111	4.00%, 04/20/2042	193	198
3.50%, 09/20/2046	1,267	1,261	4.00%, 05/15/2042	375	383
3.50%, 10/01/2046	26,000	25,853	4.00%, 05/20/2042	19	19
3.50%, 10/20/2046	1,506	1,500	4.00%, 07/20/2042	450	462
3.50%, 11/20/2046	1,156	1,150	4.00%, 06/20/2043	61	63
3.50%, 12/20/2046	1,190	1,184	4.00%, 08/15/2043	13	14
3.50%, 01/20/2047	1,314	1,308	4.00%, 09/15/2043	275	280
3.50%, 02/20/2047	814	810	4.00%, 09/20/2043	80	82
3.50%, 03/20/2047	1,157	1,151	4.00%, 10/20/2043	123	126
3.50%, 04/20/2047	295	294	4.00%, 11/20/2043	283	291
3.50%, 05/20/2047	856	852	4.00%, 02/20/2044	672	689
3.50%, 06/20/2047	1,322	1,316	4.00%, 03/15/2044	270	275
3.50%, 07/20/2047	1,357	1,350	4.00%, 04/20/2044	327	335

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 05/20/2044	$439	$450	4.50%, 06/15/2040	$19	$20
4.00%, 06/20/2044	325	333	4.50%, 07/15/2040	322	335
4.00%, 07/20/2044	1,305	1,337	4.50%, 07/15/2040	19	20
4.00%, 08/20/2044	918	941	4.50%, 07/15/2040	16	17
4.00%, 09/20/2044	818	839	4.50%, 08/15/2040	90	94
4.00%, 10/20/2044	1,092	1,119	4.50%, 08/15/2040	24	25
4.00%, 11/20/2044	501	514	4.50%, 08/15/2040	28	30
4.00%, 12/20/2044	873	894	4.50%, 08/15/2040	32	34
4.00%, 01/15/2045	68	69	4.50%, 08/15/2040	39	41
4.00%, 01/20/2045	722	740	4.50%, 09/15/2040	35	36
4.00%, 03/15/2045	56	57	4.50%, 09/15/2040	33	34
4.00%, 04/15/2045	40	40	4.50%, 10/15/2040	39	41
4.00%, 04/20/2045	473	485	4.50%, 12/15/2040	16	17
4.00%, 05/15/2045	299	304	4.50%, 01/20/2041	51	54
4.00%, 07/15/2045	68	69	4.50%, 01/20/2041	35	37
4.00%, 07/20/2045	198	203	4.50%, 02/20/2041	50	52
4.00%, 08/15/2045	46	46	4.50%, 02/20/2041	39	41
4.00%, 08/20/2045	557	571	4.50%, 03/15/2041	83	86
4.00%, 09/20/2045	806	826	4.50%, 03/15/2041	15	16
4.00%, 10/20/2045	419	430	4.50%, 03/20/2041	22	23
4.00%, 11/20/2045	149	153	4.50%, 03/20/2041	38	40
4.00%, 12/15/2045	189	193	4.50%, 04/15/2041	14	15
4.00%, 12/20/2045	366	375	4.50%, 04/15/2041	36	38
4.00%, 01/20/2046	236	241	4.50%, 04/20/2041	39	41
4.00%, 02/20/2046	345	354	4.50%, 05/15/2041	21	22
4.00%, 04/20/2046	577	591	4.50%, 05/15/2041	30	31
4.00%, 05/20/2046	293	300	4.50%, 06/15/2041	87	90
4.00%, 10/01/2046	13,775	14,009	4.50%, 06/20/2041	130	137
4.00%, 01/20/2047	1,304	1,327	4.50%, 07/15/2041	173	180
4.00%, 02/20/2047	1,130	1,150	4.50%, 07/15/2041	15	16
4.00%, 03/20/2047	1,123	1,145	4.50%, 07/15/2041	57	59
4.00%, 05/20/2047	1,525	1,557	4.50%, 07/20/2041	10	11
4.00%, 06/20/2047	1,507	1,539	4.50%, 07/20/2041	256	268
4.00%, 07/20/2047	2,207	2,254	4.50%, 08/15/2041	90	94
4.00%, 08/20/2047	176	180	4.50%, 08/20/2041	95	100
4.00%, 11/01/2048	1,300	1,320	4.50%, 09/20/2041	24	25
4.50%, 04/20/2026	8	8	4.50%, 11/20/2041	353	370
4.50%, 11/20/2033	6	6	4.50%, 12/20/2041	26	27
4.50%, 02/15/2039	153	160	4.50%, 01/20/2042	181	190
4.50%, 03/15/2039	65	68	4.50%, 02/20/2042	92	96
4.50%, 03/15/2039	29	31	4.50%, 03/20/2042	23	25
4.50%, 03/15/2039	22	23	4.50%, 04/20/2042	42	44
4.50%, 03/15/2039	16	17	4.50%, 05/20/2042	49	51
4.50%, 03/20/2039	32	34	4.50%, 05/20/2043	211	221
4.50%, 04/15/2039	49	51	4.50%, 06/20/2043	197	206
4.50%, 04/15/2039	24	25	4.50%, 08/20/2043	31	32
4.50%, 04/15/2039	46	48	4.50%, 09/20/2043	97	101
4.50%, 05/15/2039	7	7	4.50%, 10/20/2043	180	189
4.50%, 05/15/2039	169	176	4.50%, 11/20/2043	582	609
4.50%, 05/15/2039	6	7	4.50%, 03/20/2044	791	829
4.50%, 05/15/2039	61	63	4.50%, 04/20/2044	35	37
4.50%, 05/15/2039	56	59	4.50%, 05/20/2044	572	599
4.50%, 06/15/2039	57	60	4.50%, 07/20/2044	294	307
4.50%, 07/15/2039	13	13	4.50%, 09/20/2044	19	20
4.50%, 08/15/2039	66	69	4.50%, 10/20/2044	41	43
4.50%, 11/15/2039	270	284	4.50%, 11/20/2044	79	83
4.50%, 11/15/2039	10	11	4.50%, 12/20/2044	126	132
4.50%, 12/15/2039	56	59	4.50%, 02/20/2045	336	352
4.50%, 01/15/2040	69	72	4.50%, 03/20/2045	150	157
4.50%, 02/15/2040	8	9	4.50%, 04/20/2045	186	195
4.50%, 02/15/2040	28	29	4.50%, 06/20/2045	53	56
4.50%, 02/15/2040	6	6	4.50%, 10/20/2045	101	105
4.50%, 02/15/2040	9	9	4.50%, 12/20/2045	87	91
4.50%, 02/15/2040	15	16	4.50%, 06/20/2046	208	218
4.50%, 02/15/2040	11	11	4.50%, 09/15/2046	169	176
4.50%, 04/15/2040	436	455	4.50%, 10/01/2046	4,750	4,909
4.50%, 05/15/2040	16	17	4.50%, 12/20/2046	574	603
4.50%, 06/15/2040	13	14	4.50%, 02/20/2047	431	451

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 04/20/2047	$343	$356	5.00%, 07/20/2043	$158	$168
4.50%, 06/15/2047	110	114	5.00%, 11/20/2043	179	189
4.50%, 06/15/2047	276	288	5.00%, 01/20/2044	123	131
4.50%, 08/20/2047	790	817	5.00%, 02/20/2044	170	180
4.50%, 10/20/2047	411	426	5.00%, 03/20/2044	112	118
4.50%, 11/01/2048	1,350	1,394	5.00%, 05/20/2044	49	52
5.00%, 08/15/2033	40	43	5.00%, 07/20/2044	91	96
5.00%, 02/15/2034	48	51	5.00%, 08/20/2044	43	45
5.00%, 07/15/2035	122	130	5.00%, 12/20/2044	74	78
5.00%, 08/15/2035	29	30	5.00%, 10/20/2045	89	94
5.00%, 04/20/2037	3	3	5.00%, 12/20/2045	154	163
5.00%, 04/20/2038	229	245	5.00%, 04/20/2046	251	266
5.00%, 05/15/2038	54	58	5.00%, 10/01/2046	1,200	1,253
5.00%, 06/20/2038	23	25	5.00%, 03/20/2048	372	389
5.00%, 08/15/2038	74	79	5.00%, 11/01/2048	200	209
5.00%, 10/15/2038	14	15	5.50%, 01/15/2024	4	4
5.00%, 01/15/2039	61	64	5.50%, 11/15/2033	28	30
5.00%, 01/15/2039	88	93	5.50%, 03/15/2034	7	7
5.00%, 02/15/2039	76	81	5.50%, 04/15/2034	8	8
5.00%, 02/15/2039	72	77	5.50%, 07/15/2034	6	6
5.00%, 03/15/2039	118	125	5.50%, 11/15/2034	22	23
5.00%, 04/15/2039	107	114	5.50%, 02/15/2035	15	16
5.00%, 05/15/2039	8	9	5.50%, 03/15/2036	6	6
5.00%, 06/15/2039	25	27	5.50%, 04/15/2036	6	7
5.00%, 06/15/2039	43	46	5.50%, 12/15/2036	9	10
5.00%, 06/20/2039	28	30	5.50%, 04/15/2037	27	29
5.00%, 07/15/2039	16	17	5.50%, 05/15/2038	9	10
5.00%, 07/15/2039	51	55	5.50%, 06/15/2038	16	18
5.00%, 07/15/2039	20	22	5.50%, 08/15/2038	91	98
5.00%, 07/15/2039	19	20	5.50%, 08/15/2038	30	32
5.00%, 08/15/2039	31	34	5.50%, 09/15/2038	13	13
5.00%, 09/15/2039	26	27	5.50%, 10/20/2038	27	29
5.00%, 09/15/2039	32	34	5.50%, 11/15/2038	9	9
5.00%, 09/15/2039	22	23	5.50%, 12/20/2038	11	11
5.00%, 09/15/2039	27	28	5.50%, 01/15/2039	39	42
5.00%, 09/15/2039	10	10	5.50%, 01/15/2039	3	3
5.00%, 11/15/2039	41	44	5.50%, 01/15/2039	16	18
5.00%, 12/15/2039	42	45	5.50%, 01/15/2039	6	6
5.00%, 02/15/2040	41	44	5.50%, 02/15/2039	7	8
5.00%, 02/15/2040	30	32	5.50%, 02/20/2039	63	68
5.00%, 02/15/2040	45	48	5.50%, 05/15/2039	3	3
5.00%, 04/15/2040	25	26	5.50%, 12/15/2039	15	16
5.00%, 05/15/2040	28	29	5.50%, 01/15/2040	124	135
5.00%, 05/15/2040	13	13	5.50%, 03/15/2040	56	60
5.00%, 05/20/2040	8	8	5.50%, 04/15/2040	177	192
5.00%, 06/15/2040	24	25	5.50%, 06/20/2040	79	84
5.00%, 06/15/2040	3	4	5.50%, 07/20/2040	21	22
5.00%, 06/15/2040	53	56	5.50%, 11/15/2040	19	20
5.00%, 06/15/2040	38	40	5.50%, 12/20/2040	15	17
5.00%, 06/20/2040	36	39	5.50%, 01/20/2041	230	246
5.00%, 07/15/2040	19	20	5.50%, 04/20/2041	42	46
5.00%, 07/20/2040	36	38	5.50%, 10/20/2041	37	40
5.00%, 01/20/2041	20	22	5.50%, 11/20/2041	41	45
5.00%, 02/20/2041	46	49	5.50%, 10/20/2042	105	114
5.00%, 04/15/2041	293	309	5.50%, 11/20/2042	99	107
5.00%, 05/20/2041	40	42	5.50%, 06/20/2043	100	107
5.00%, 06/20/2041	11	11	5.50%, 09/20/2043	133	144
5.00%, 07/20/2041	17	18	5.50%, 01/20/2047	66	70
5.00%, 08/20/2041	112	119	6.00%, 07/15/2032	1	1
5.00%, 10/20/2041	15	16	6.00%, 12/15/2032	1	1
5.00%, 11/20/2041	45	48	6.00%, 10/15/2034	20	22
5.00%, 12/20/2041	33	35	6.00%, 04/15/2035	15	17
5.00%, 02/20/2042	155	165	6.00%, 04/15/2036	8	8
5.00%, 03/20/2042	34	37	6.00%, 06/15/2036	14	16
5.00%, 04/20/2042	106	113	6.00%, 04/15/2037	29	31
5.00%, 12/20/2042	303	322	6.00%, 05/15/2037	22	24
5.00%, 01/20/2043	55	58	6.00%, 10/20/2037	36	40
5.00%, 05/20/2043	61	65	6.00%, 11/20/2037	14	15

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
6.00%, 01/15/2038	$13	$14	1.63%, 05/31/2023	$3,540	$3,338
6.00%, 08/15/2038	9	10	1.63%, 10/31/2023	4,635	4,345
6.00%, 01/15/2039	77	83	1.63%, 02/15/2026	7,092	6,436
6.00%, 09/15/2039	19	21	1.63%, 05/15/2026	7,295	6,599
6.00%, 09/15/2039	44	48	1.75%, 11/30/2019	2,600	2,572
6.00%, 11/15/2039	59	64	1.75%, 10/31/2020	3,000	2,934
6.00%, 01/20/2042	35	37	1.75%, 11/15/2020	5,000	4,888
6.50%, 10/20/2028	1	1	1.75%, 12/31/2020	4,475	4,369
6.50%, 05/20/2029	1	1	1.75%, 11/30/2021	4,865	4,697
6.50%, 05/20/2032	4	5	1.75%, 02/28/2022	3,615	3,480
6.50%, 05/15/2037	29	32	1.75%, 03/31/2022	4,435	4,265
6.50%, 08/20/2038	12	13	1.75%, 04/30/2022	3,335	3,204
7.00%, 03/15/2029	2	2	1.75%, 05/15/2022	3,430	3,293
7.00%, 07/15/2031	1	1	1.75%, 05/31/2022	5,280	5,067
		$205,550	1.75%, 06/30/2022	3,860	3,701
U.S. Treasury - 37.98%			1.75%, 09/30/2022	3,330	3,182
1.00%, 11/30/2019	2,330	2,285	1.75%, 01/31/2023	5,280	5,025
1.13%, 12/31/2019	3,130	3,069	1.75%, 05/15/2023	7,217	6,845
1.13%, 03/31/2020	4,640	4,529	1.88%, 12/31/2019	2,500	2,474
1.13%, 04/30/2020	2,442	2,380	1.88%, 06/30/2020	3,290	3,238
1.13%, 02/28/2021	8,435	8,095	1.88%, 12/15/2020	2,905	2,845
1.13%, 06/30/2021	2,000	1,908	1.88%, 11/30/2021	5,792	5,615
1.13%, 07/31/2021	3,500	3,334	1.88%, 01/31/2022	3,580	3,463
1.13%, 08/31/2021	4,435	4,218	1.88%, 02/28/2022	4,000	3,866
1.13%, 09/30/2021	3,830	3,637	1.88%, 03/31/2022	3,700	3,573
1.25%, 01/31/2020	5,000	4,903	1.88%, 04/30/2022	6,000	5,789
1.25%, 02/29/2020	2,120	2,076	1.88%, 05/31/2022	4,785	4,613
1.25%, 03/31/2021	5,240	5,038	1.88%, 07/31/2022	4,020	3,868
1.25%, 10/31/2021	3,270	3,113	1.88%, 08/31/2022	3,810	3,662
1.25%, 07/31/2023	7,400	6,837	1.88%, 09/30/2022	4,005	3,846
1.38%, 12/15/2019	6,940	6,831	1.88%, 10/31/2022	4,000	3,838
1.38%, 01/31/2020	5,000	4,912	1.88%, 08/31/2024	3,265	3,070
1.38%, 02/15/2020	3,000	2,945	2.00%, 01/31/2020	940	931
1.38%, 02/29/2020	4,180	4,100	2.00%, 07/31/2020	2,464	2,429
1.38%, 03/31/2020	4,965	4,864	2.00%, 09/30/2020	3,000	2,952
1.38%, 04/30/2020	4,370	4,275	2.00%, 11/30/2020	500	491
1.38%, 05/31/2020	2,250	2,198	2.00%, 01/15/2021	2,990	2,933
1.38%, 08/31/2020	4,485	4,365	2.00%, 02/28/2021	3,720	3,645
1.38%, 09/15/2020	4,230	4,114	2.00%, 05/31/2021	3,800	3,715
1.38%, 09/30/2020	5,400	5,249	2.00%, 08/31/2021	5,345	5,214
1.38%, 10/31/2020	6,785	6,585	2.00%, 10/31/2021	3,120	3,038
1.38%, 01/31/2021	5,650	5,462	2.00%, 11/15/2021	4,985	4,853
1.38%, 04/30/2021	4,510	4,344	2.00%, 12/31/2021	2,890	2,810
1.38%, 05/31/2021	2,465	2,371	2.00%, 02/15/2022	2,545	2,471
1.38%, 06/30/2023	4,050	3,770	2.00%, 07/31/2022	3,331	3,220
1.38%, 08/31/2023	8,240	7,649	2.00%, 10/31/2022	4,050	3,905
1.38%, 09/30/2023	8,220	7,620	2.00%, 11/30/2022	7,770	7,486
1.50%, 11/30/2019	7,480	7,377	2.00%, 02/15/2023	3,897	3,747
1.50%, 04/15/2020	2,765	2,712	2.00%, 04/30/2024	2,480	2,356
1.50%, 05/15/2020	4,175	4,090	2.00%, 05/31/2024	2,295	2,179
1.50%, 05/31/2020	4,230	4,141	2.00%, 06/30/2024	3,295	3,125
1.50%, 06/15/2020	3,575	3,498	2.00%, 02/15/2025	5,970	5,623
1.50%, 07/15/2020	1,440	1,407	2.00%, 08/15/2025	3,405	3,191
1.50%, 08/15/2020	4,795	4,681	2.00%, 11/15/2026	9,070	8,391
1.50%, 01/31/2022	4,754	4,543	2.13%, 08/31/2020	3,300	3,257
1.50%, 02/28/2023	5,120	4,816	2.13%, 01/31/2021	2,105	2,070
1.50%, 03/31/2023	3,340	3,138	2.13%, 06/30/2021	3,000	2,941
1.50%, 08/15/2026	10,725	9,576	2.13%, 08/15/2021	4,040	3,956
1.63%, 12/31/2019	7,205	7,109	2.13%, 09/30/2021	3,055	2,988
1.63%, 03/15/2020	3,535	3,479	2.13%, 12/31/2021	4,435	4,329
1.63%, 06/30/2020	4,050	3,969	2.13%, 06/30/2022	365	355
1.63%, 07/31/2020	4,500	4,405	2.13%, 12/31/2022	5,110	4,944
1.63%, 10/15/2020	2,858	2,790	2.13%, 11/30/2023	8,055	7,734
1.63%, 11/30/2020	4,280	4,171	2.13%, 02/29/2024	5,880	5,633
1.63%, 08/15/2022	1,990	1,895	2.13%, 03/31/2024	2,880	2,757
1.63%, 08/31/2022	3,960	3,770	2.13%, 07/31/2024	3,310	3,158
1.63%, 11/15/2022	3,840	3,645	2.13%, 09/30/2024	3,770	3,592
1.63%, 04/30/2023	4,810	4,539	2.13%, 11/30/2024	2,460	2,340

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.13%, 05/15/2025	$10,540	$9,980	3.00%, 05/15/2042	$1,500	$1,453
2.25%, 02/29/2020	3,415	3,391	3.00%, 11/15/2044	4,745	4,580
2.25%, 03/31/2020	3,590	3,563	3.00%, 05/15/2045	4,260	4,111
2.25%, 02/15/2021	2,870	2,830	3.00%, 11/15/2045	4,735	4,567
2.25%, 03/31/2021	340	335	3.00%, 02/15/2047	4,540	4,375
2.25%, 04/30/2021	3,137	3,089	3.00%, 05/15/2047	4,900	4,719
2.25%, 07/31/2021	1,610	1,582	3.00%, 02/15/2048	6,050	5,822
2.25%, 12/31/2023	6,575	6,347	3.00%, 08/15/2048	4,030	3,878
2.25%, 01/31/2024	4,850	4,678	3.13%, 05/15/2021	2,420	2,435
2.25%, 10/31/2024	3,336	3,199	3.13%, 02/15/2042	688	681
2.25%, 11/15/2024	6,663	6,385	3.13%, 02/15/2043	5,020	4,959
2.25%, 12/31/2024	3,000	2,873	3.13%, 08/15/2044	5,100	5,036
2.25%, 11/15/2025	6,755	6,421	3.13%, 05/15/2048	5,420	5,348
2.25%, 02/15/2027	8,080	7,606	3.38%, 11/15/2019	3,840	3,868
2.25%, 08/15/2027	7,535	7,066	3.38%, 05/15/2044	5,540	5,712
2.25%, 11/15/2027	7,140	6,683	3.50%, 05/15/2020	3,097	3,131
2.25%, 08/15/2046	5,560	4,591	3.50%, 02/15/2039	5,565	5,863
2.38%, 04/30/2020	3,845	3,821	3.63%, 02/15/2020	7,276	7,361
2.38%, 12/31/2020	2,309	2,285	3.63%, 02/15/2021	4,415	4,491
2.38%, 03/15/2021	4,355	4,306	3.63%, 08/15/2043	2,990	3,209
2.38%, 04/15/2021	3,600	3,557	3.63%, 02/15/2044	5,170	5,554
2.38%, 01/31/2023	4,235	4,138	3.75%, 11/15/2043	5,780	6,329
2.38%, 08/15/2024	9,395	9,085	3.88%, 08/15/2040	2,184	2,425
2.38%, 05/15/2027	9,095	8,635	4.25%, 05/15/2039	2,514	2,931
2.50%, 05/31/2020	4,020	4,001	4.25%, 11/15/2040	2,060	2,411
2.50%, 06/30/2020	4,120	4,099	4.38%, 02/15/2038	1,860	2,195
2.50%, 03/31/2023	4,190	4,112	4.38%, 11/15/2039	2,400	2,848
2.50%, 08/15/2023	482	472	4.38%, 05/15/2040	1,619	1,923
2.50%, 05/15/2024	8,441	8,232	4.38%, 05/15/2041	1,370	1,633
2.50%, 01/31/2025	3,485	3,385	4.50%, 02/15/2036	700	831
2.50%, 02/15/2045	5,395	4,725	4.50%, 05/15/2038	1,390	1,668
2.50%, 02/15/2046	4,075	3,556	4.50%, 08/15/2039	1,646	1,983
2.50%, 05/15/2046	6,425	5,603	4.63%, 02/15/2040	2,160	2,648
2.63%, 07/31/2020	5,000	4,984	4.75%, 02/15/2037	790	970
2.63%, 08/15/2020	6,810	6,786	4.75%, 02/15/2041	2,628	3,288
2.63%, 08/31/2020	4,375	4,359	5.00%, 05/15/2037	30	38
2.63%, 11/15/2020	5,532	5,507	5.25%, 11/15/2028	2,715	3,229
2.63%, 05/15/2021	3,775	3,751	5.25%, 02/15/2029	2,000	2,388
2.63%, 06/15/2021	3,875	3,849	5.38%, 02/15/2031	2,266	2,800
2.63%, 07/15/2021	7,100	7,051	5.50%, 08/15/2028	3,000	3,621
2.63%, 02/28/2023	4,265	4,210	6.13%, 11/15/2027	225	280
2.63%, 06/30/2023	4,360	4,298	6.25%, 05/15/2030	840	1,100
2.63%, 03/31/2025	1,805	1,764	6.38%, 08/15/2027	330	415
2.75%, 09/30/2020(k)	4,530	4,524	6.50%, 11/15/2026	190	237
2.75%, 08/15/2021	4,130	4,115	6.63%, 02/15/2027	1,000	1,266
2.75%, 09/15/2021	4,285	4,269	6.88%, 08/15/2025	1,000	1,239
2.75%, 04/30/2023	4,205	4,170	8.00%, 11/15/2021	510	587
2.75%, 05/31/2023	5,000	4,959			$945,656
2.75%, 08/31/2023	4,495	4,456	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.75%, 11/15/2023	5,656	5,601	OBLIGATIONS		$1,641,391
2.75%, 02/15/2024	7,041	6,966	Total Investments		$2,662,086
2.75%, 02/28/2025	3,535	3,484	Other Assets and Liabilities - (6.91)%		(172,119)
2.75%, 06/30/2025	570	561	TOTAL NET ASSETS - 100.00%		$2,489,967
2.75%, 08/31/2025	3,765	3,703
2.75%, 02/15/2028	8,605	8,390
2.75%, 08/15/2042	1,591	1,473	(a)	Affiliated Security. Security is either an affiliate (and registered under the
2.75%, 11/15/2042	2,610	2,415	Investment Company Act of 1940) or an affiliate as defined by the Investment
2.75%, 08/15/2047	4,280	3,920	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
2.75%, 11/15/2047	4,975	4,554	voting shares of the security). Please see affiliated sub-schedule for
2.88%, 09/30/2023(k)	4,750	4,734	transactional information.
2.88%, 04/30/2025	2,475	2,455	(b) Current yield shown is as of period end.
2.88%, 05/31/2025	4,120	4,086	(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.88%, 05/15/2028	9,570	9,426	1933. These securities may be resold in transactions exempt from registration,
2.88%, 08/15/2028	6,565	6,464	normally to qualified institutional buyers. At the end of the period, the value of
2.88%, 05/15/2043	5,703	5,392	these securities totaled $10,446 or 0.42% of net assets.
2.88%, 08/15/2045	6,505	6,125	(d)	The value of these investments was determined using significant unobservable
2.88%, 11/15/2046	4,690	4,411	inputs.
3.00%, 09/30/2025(k)	3,795	3,791

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2018 (unaudited)

(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $376 or 0.02% of net assets.
(f)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, variable rate, or floating rate.
(g)	Non-income producing security
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(k)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)

Sector	Percent
Government	42.18%
Mortgage Securities	29.80%
Financial	8.40%
Investment Companies	7.65%
Consumer, Non-cyclical	4.58%
Energy	2.70%
Communications	2.51%
Industrial	1.90%
Technology	1.75%
Utilities	1.74%
Consumer, Cyclical	1.67%
Basic Materials	0.65%
Asset Backed Securities	0.65%
Revenue Bonds	0.36%
General Obligation Unlimited	0.28%
Insured	0.08%
General Obligation Limited	0.01%
Investments Sold Short	0.00%
Other Assets and Liabilities	(6.91)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%		$193,575	$313,733	$316,771	$190,537
		$193,575	$313,733	$316,771	$190,537

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$2,142	$—		$—	$—
	$2,142	$—		$—	$—
Amounts in thousands

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.00%	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) - 0.00%
2.50%, 10/01/2046	$75	69
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $70)		$69
TOTAL SHORT SALES (proceeds $70)		$69

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

COMMON STOCKS - 0.02%	Shares Held Value (000's)			Principal
Oil & Gas - 0.02%			BONDS (continued)	Amount (000’s) Value (000’s)
Patterson-UTI Energy Inc	3,386	$58	Airlines (continued)
TOTAL COMMON STOCKS		$58	American Airlines 2014-1 Class A Pass Through
INVESTMENT COMPANIES - 2.66%	Shares Held Value (000's)		Trust
Money Market Funds - 2.66%			3.70%, 04/01/2028(e),(g)	$133	$129
Principal Government Money Market Fund	7,478,877	7,479	American Airlines 2015-1 Class A Pass Through
1.97%(a),(b)			Trust
TOTAL INVESTMENT COMPANIES		$7,479	3.38%, 11/01/2028	26	25
PREFERRED STOCKS - 0.07%	Shares Held Value (000's)		American Airlines 2015-1 Class B Pass Through
Agriculture - 0.02%			Trust
Pinnacle Operating Corp 0.00% (c),(d),(e)	81,952	$51	3.70%, 11/01/2024	14	14
Telecommunications - 0.05%			American Airlines 2016-3 Class A Pass Through
Verizon Communications Inc 5.90%, 02/15/2054	5,000	127	Trust
TOTAL PREFERRED STOCKS		$178	3.25%, 04/15/2030	218	204
	Principal		American Airlines 2017-1 Class AA Pass Through
BONDS- 66.33%	Amount (000's) Value (000's)		Trust
Aerospace & Defense - 0.90%			3.65%, 08/15/2030	152	148
Air 2 US			Continental Airlines 2007-1 Class A Pass Through
8.63%, 10/01/2020(f)	$6	$6	Trust
BBA US Holdings Inc			5.98%, 10/19/2023	98	103
5.38%, 05/01/2026(f)	25	25	Continental Airlines 2012-1 Class A Pass Through
Bombardier Inc			Trust
6.13%, 01/15/2023(f)	30	30	4.15%, 04/11/2024	351	353
7.50%, 03/15/2025(f)	255	263	United Airlines 2014-2 Class A Pass Through
Triumph Group Inc			Trust
7.75%, 08/15/2025	220	214	3.75%, 03/03/2028	249	247
United Technologies Corp			United Airlines 2018-1 Class A Pass Through
2.80%, 05/04/2024	420	398	Trust
3.10%, 06/01/2022	215	212	3.70%, 09/01/2031	205	198
3.95%, 08/16/2025	390	388	United Airlines 2018-1 Class AA Pass Through
4.13%, 11/16/2028	740	735	Trust
4.45%, 11/16/2038	115	114	3.50%, 09/01/2031	200	193
4.63%, 11/16/2048	100	101	US Airways 2001-1G Pass Through Trust
5.40%, 05/01/2035	40	44	7.08%, 09/20/2022	10	11
		$2,530	US Airways 2013-1 Class A Pass Through Trust
			3.95%, 05/15/2027	112	111
Agriculture - 1.51%					$2,640
Altria Group Inc
2.85%, 08/09/2022	480	469	Automobile Asset Backed Securities - 7.16%
4.00%, 01/31/2024	235	238	Ally Auto Receivables Trust 2016-2
4.50%, 05/02/2043	240	232	1.35%, 05/15/2020	179	179
5.38%, 01/31/2044	660	710	AmeriCredit Automobile Receivables 2015-4
BAT Capital Corp			2.11%, 01/08/2021	425	424
2.76%, 08/15/2022(f)	140	135	2.88%, 07/08/2021	475	474
2.91%, 08/14/2020(f)	200	201	AmeriCredit Automobile Receivables 2016-1
3 Month LIBOR + 0.59%			2.89%, 01/10/2022	700	699
3.22%, 08/15/2024(f)	170	162	AmeriCredit Automobile Receivables Trust
4.54%, 08/15/2047(f)	75	69	2016-2
Imperial Brands Finance PLC			2.87%, 11/08/2021	425	424
3.75%, 07/21/2022(f)	220	219	AmeriCredit Automobile Receivables Trust
MHP Lux SA			2017-4
6.95%, 04/03/2026(f)	350	326	2.34%, 05/18/2021	1,267	1,267
Philip Morris International Inc			1.00 x 1 Month LIBOR + 0.18%
1.88%, 02/25/2021	80	78	Americredit Automobile Receivables Trust 2018-2
2.38%, 08/17/2022	120	115	2.86%, 11/18/2021	1,240	1,239
4.38%, 11/15/2041	20	19	Capital Auto Receivables Asset Trust 2017-1
Pinnacle Operating Corp			2.70%, 09/20/2022(f)	585	574
9.00%, 05/15/2023(f)	118	105	Drive Auto Receivables Trust 2016-C
Reynolds American Inc			2.37%, 11/16/2020(f)	34	34
5.70%, 08/15/2035	300	320	Drive Auto Receivables Trust 2017-2
5.85%, 08/15/2045	90	98	2.25%, 06/15/2021	303	303
6.88%, 05/01/2020	580	611	Drive Auto Receivables Trust 2017-3
7.00%, 08/04/2041	120	143	2.30%, 05/17/2021	500	499
		$4,250	Drive Auto Receivables Trust 2017-A
			2.51%, 01/15/2021(f)	132	132
Airlines - 0.94%			Drive Auto Receivables Trust 2018-1
American Airlines 2013-1 Class B Pass Through			2.23%, 04/15/2020	210	210
Trust			Drive Auto Receivables Trust 2018-2
5.63%, 07/15/2022(f)	146	149	2.83%, 09/15/2020	1,047	1,047
American Airlines 2013-2 Class A Pass Through			Ford Credit Auto Owner Trust 2016-A
Trust			1.39%, 07/15/2020	152	151
4.95%, 07/15/2024	736	755

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)			Automobile Parts & Equipment (continued)
GM Financial Automobile Leasing Trust 2016-3			IHO Verwaltungs GmbH
1.97%, 05/20/2020	$300	$298	4.75%, PIK 5.50%, 09/15/2026(f),(h),(i)	$25	$24
2.38%, 05/20/2020	300	299	Schaeffler Finance BV
GM Financial Automobile Leasing Trust 2017-1			4.75%, 05/15/2023(f)	200	201
2.48%, 08/20/2020	300	298			$468
2.74%, 08/20/2020	200	198	Banks- 8.36%
GM Financial Automobile Leasing Trust 2017-2			Banco General SA
1.72%, 01/21/2020	463	461	4.13%, 08/07/2027(f)	200	189
GM Financial Automobile Leasing Trust 2017-3			Bank of America Corp
2.01%, 11/20/2020	850	843	3.11%, 02/05/2026	190	187
2.41%, 01/21/2020	319	320	3 Month LIBOR + 0.77%
1.00 x 1 Month LIBOR + 0.24%			4.20%, 08/26/2024	780	784
GM Financial Automobile Leasing Trust 2018-2			4.25%, 10/22/2026	611	604
2.39%, 07/20/2020	3,000	3,001	Bank of New York Mellon Corp/The
1.00 x 1 Month LIBOR + 0.22%			4.62%, 12/31/2049(j),(k)	400	383
GM Financial Automobile Leasing Trust 2018-3			3 Month LIBOR + 3.13%
3.18%, 06/21/2021	600	600	4.95%, 12/31/2049(j),(k)	435	444
Hertz Fleet Lease Funding LP			3 Month LIBOR + 3.42%
2.63%, 05/10/2032(f)	500	501	Barclays PLC
1.00 x 1 Month LIBOR + 0.50%			7.75%, 12/31/2049(j),(k)	200	200
Hyundai Auto Lease Securitization Trust 2017-C			USSW5 Index Spread + 4.84%
2.46%, 07/15/2022(f)	650	641	BNP Paribas SA
Hyundai Auto Receivables Trust 2017-A			6.75%, 12/31/2049(f),(j),(k)	400	404
1.48%, 02/18/2020	70	70	USSW5 Index Spread + 4.92%
Mercedes-Benz Auto Lease Trust 2018-A			BPCE SA
2.41%, 02/16/2021	400	398	2.50%, 07/15/2019	450	448
Nissan Auto Lease Trust 2017-A			CIT Group Inc
2.36%, 09/16/2019	742	742	4.13%, 03/09/2021	75	75
1.00 x 1 Month LIBOR + 0.20%			5.25%, 03/07/2025	20	20
Santander Drive Auto Receivables Trust 2016-2			5.80%, 12/31/2049(j),(k)	40	39
2.08%, 02/16/2021	71	71	3 Month LIBOR + 3.97%
Santander Drive Auto Receivables Trust 2018-2			6.13%, 03/09/2028	40	42
2.41%, 10/15/2020	1,000	1,000	Citigroup Inc
1.00 x 1 Month LIBOR + 0.25%			3.29%, 07/24/2023	260	262
3.35%, 07/17/2023	500	497	3 Month LIBOR + 0.95%
Santander Drive Auto Receivables Trust 2018-3			3.52%, 10/27/2028(k)	940	884
2.43%, 03/15/2021	1,500	1,500	3 Month LIBOR + 1.15%
1.00 x 1 Month LIBOR + 0.27%			4.13%, 07/25/2028	745	720
Santander Retail Auto Lease Trust 2017-A			4.45%, 09/29/2027	395	390
2.02%, 03/20/2020(f)	394	393	4.65%, 07/23/2048	270	273
Wheels SPV 2 LLC			4.75%, 05/18/2046	155	151
1.88%, 04/20/2026(f)	310	308	Cooperatieve Rabobank UA
		$20,095	4.75%, 01/15/2020(f)	490	499
Automobile Manufacturers - 0.94%			Credit Suisse Group AG
Allison Transmission Inc			3.53%, 12/14/2023(f)	250	252
4.75%, 10/01/2027(f)	10	9	3 Month LIBOR + 1.20%
5.00%, 10/01/2024(f)	75	75	7.13%, 12/31/2049(j),(k)	500	512
Daimler Finance North America LLC			USSW5 Index Spread + 5.11%
2.25%, 03/02/2020(f)	445	439	7.50%, 12/31/2049(f),(j),(k)	200	206
2.70%, 08/03/2020(f)	450	445	USSW5 Index Spread + 4.60%
2.85%, 01/06/2022(f)	180	175	DBS Group Holdings Ltd
General Motors Co			4.52%, 12/11/2028(f),(k)	315	318
3.50%, 10/02/2018	275	275	USD ICE SWAP Rate NY 5 + 1.59%
6.25%, 10/02/2043	30	31	Discover Bank
6.60%, 04/01/2036	275	293	3.10%, 06/04/2020	345	343
General Motors Financial Co Inc			First Republic Bank/CA
3.33%, 01/05/2023	450	451	2.50%, 06/06/2022	250	240
3 Month LIBOR + 0.99%			Goldman Sachs Group Inc/The
3.85%, 01/05/2028	200	181	3.34%, 07/24/2023	1,010	1,021
Navistar International Corp			3 Month LIBOR + 1.00%
6.63%, 11/01/2025(f)	250	260	3.85%, 01/26/2027	1,205	1,169
		$2,634	5.38%, 12/31/2049(j),(k)	625	637
Automobile Parts & Equipment - 0.17%			3 Month LIBOR + 3.92%
American Axle & Manufacturing Inc			5.95%, 01/15/2027	140	153
6.25%, 04/01/2025	160	159	6.75%, 10/01/2037	375	451
Dana Inc			HSBC Holdings PLC
5.50%, 12/15/2024	85	84	6.50%, 12/31/2049(j),(k)	595	574
			USD ICE SWAP Rate NY 5 + 3.61%

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Beverages (continued)
JPMorgan Chase & Co			Corp Lindley SA
3.18%, 01/10/2025	$175	$175	6.75%, 11/23/2021(f)	$44	$47
3 Month LIBOR + 0.85%			6.75%, 11/23/2021	66	70
3.63%, 12/01/2027	400	377	Diageo Capital PLC
4.62%, 12/31/2049(j),(k)	150	142	3.50%, 09/18/2023	200	201
3 Month LIBOR + 2.58%			Keurig Dr Pepper Inc
4.95%, 06/01/2045	190	199	3.55%, 05/25/2021(f)	275	274
5.63%, 08/16/2043	265	301	4.06%, 05/25/2023(f)	490	491
Lloyds Banking Group PLC			4.42%, 05/25/2025(f)	170	171
4.58%, 12/10/2025	615	604			$3,568
Morgan Stanley			Biotechnology - 0.21%
3.56%, 05/08/2024	255	259	Amgen Inc
3 Month LIBOR + 1.22%			2.20%, 05/11/2020	315	310
3.95%, 04/23/2027	440	422	Celgene Corp
5.00%, 11/24/2025	285	295	5.00%, 08/15/2045	220	219
5.55%, 12/31/2049(j),(k)	405	416	5.25%, 08/15/2043	30	30
3 Month LIBOR + 3.81%			Gilead Sciences Inc
6.38%, 07/24/2042	270	337	2.50%, 09/01/2023	50	48
Popular Inc					$607
6.13%, 09/14/2023	70	71	Building Materials - 0.08%
Royal Bank of Scotland Group PLC			BMC East LLC
3.78%, 05/15/2023	685	690	5.50%, 10/01/2024(f)	70	68
3 Month LIBOR + 1.47%			Jeld-Wen Inc
5.08%, 01/27/2030(k)	280	279	4.63%, 12/15/2025(f)	15	14
3 Month LIBOR + 1.91%			Owens Corning
5.13%, 05/28/2024	905	906	7.00%, 12/01/2036	75	85
7.50%, 12/31/2049(j),(k)	425	435	Standard Industries Inc/NJ
USSW5 Index Spread + 5.80%			4.75%, 01/15/2028(f)	75	69
Santander UK PLC					$236
5.00%, 11/07/2023(f)	870	877	Chemicals - 0.79%
Skandinaviska Enskilda Banken AB			Aruba Investments Inc
5.75%, 12/31/2049(j),(k)	485	488	8.75%, 02/15/2023(f)	105	109
USSW5 Index Spread + 3.85%			Blue Cube Spinco LLC
Synchrony Bank			9.75%, 10/15/2023	40	45
3.00%, 06/15/2022	650	623	Braskem Finance Ltd
UBS AG/London			6.45%, 02/03/2024	200	213
4.50%, 06/26/2048(f)	200	207	CF Industries Inc
UBS AG/Stamford CT			5.15%, 03/15/2034	110	104
2.35%, 03/26/2020	450	445	Consolidated Energy Finance SA
UBS Group Funding Switzerland AG			6.50%, 05/15/2026(f)	165	167
3.26%, 08/15/2023(f)	390	392	6.88%, 06/15/2025(f)	150	156
3 Month LIBOR + 0.95%			GCP Applied Technologies Inc
6.87%, 12/31/2049(j),(k)	440	453	5.50%, 04/15/2026(f)	100	98
USD ICE SWAP Rate NY 5 + 5.50%			Israel Chemicals Ltd
6.88%, 12/31/2049(j),(k)	450	455	6.38%, 05/31/2038(f)	95	95
USSW5 Index Spread + 4.59%			Mexichem SAB de CV
Wells Fargo & Co			4.88%, 09/19/2022(f)	215	219
4.40%, 06/14/2046	140	132	NOVA Chemicals Corp
6.10%, 12/31/2049(j)	75	76	5.25%, 06/01/2027(f)	115	107
3 Month LIBOR + 3.77%			Olin Corp
Zions Bancorp NA			5.00%, 02/01/2030	35	33
3.50%, 08/27/2021	540	537	SASOL Financing USA LLC
		$23,467	5.88%, 03/24/2024	200	204
Beverages - 1.27%			6.50%, 09/27/2028	200	203
Anheuser-Busch InBev Finance Inc			Starfruit Finco BV / Starfruit US Holdco LLC
2.65%, 02/01/2021	615	606	8.00%, 10/01/2026(f),(l)	160	162
4.70%, 02/01/2036	215	215	Syngenta Finance NV
4.90%, 02/01/2046	725	733	5.18%, 04/24/2028(f)	310	297
Anheuser-Busch InBev Worldwide Inc					$2,212
4.38%, 04/15/2038	145	139	Coal - 0.03%
4.75%, 04/15/2058	70	68	Alliance Resource Operating Partners LP /
Bacardi Ltd			Alliance Resource Finance Corp
4.70%, 05/15/2028(f)	140	139	7.50%, 05/01/2025(f)	75	80
Central American Bottling Corp
5.75%, 01/31/2027	165	164	Commercial Mortgage Backed Securities - 5.63%
Coca-Cola Icecek AS			Banc of America Commercial Mortgage Trust
4.75%, 10/01/2018(f)	250	250	2015-UBS7
			3.71%, 09/15/2048	500	500

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
BANK 2017-BNK9				Morgan Stanley Bank of America Merrill Lynch
4.03%, 11/15/2054(h)		$500	$494	Trust 2014-C14
BBCMS MORTGAGE TRUST 2017-C1				1.31%, 02/15/2047(h),(m)		$9,049	$266
3.67%, 02/15/2050		500	494	Morgan Stanley Bank of America Merrill Lynch
BENCHMARK 2018-B4				Trust 2014-C16
4.12%, 07/15/2051		500	512	1.29%, 06/15/2047(h),(m)		4,262	168
Citigroup Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2015-GC27				Trust 2015-C26
3.57%, 02/10/2048		900	882	3.89%, 10/15/2048(h)		250	247
Citigroup Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2015-GC29				Trust 2015-C27
4.28%, 04/10/2048(h)		500	488	3.75%, 12/15/2047		100	100
Citigroup Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill Lynch
2016-GC37				Trust 2016-C30
3.58%, 04/10/2049		350	342	3.18%, 09/15/2049		500	469
Citigroup Commercial Mortgage Trust 2018-B2				MSBAM Commercial Mortgage Securities Trust
4.01%, 03/10/2051		350	355	2012-CKSV
COMM 2013-CCRE11 Mortgage Trust				1.23%, 10/15/2030(f),(h),(m)		3,596	128
1.27%, 08/10/2050(h),(m)		6,737	244	UBS Commercial Mortgage Trust 2012-C1
COMM 2013-CCRE8 Mortgage Trust				3.40%, 05/10/2045		146	146
4.08%, 06/10/2046(f),(h)		350	352	UBS-Barclays Commercial Mortgage Trust
COMM 2015-PC1 Mortgage Trust				2012-	C3
4.29%, 07/10/2050(h)		250	253	3.09%, 08/10/2049		255	252
COMM 2018-COR3 Mortgage Trust				UBS-Barclays Commercial Mortgage Trust
4.23%, 05/10/2051		1,000	1,028	2012-	C4
Credit Suisse Commercial Mortgage Trust Series				1.79%, 12/10/2045(f),(h),(m)		1,250	66
2006-	C5			3.32%, 12/10/2045(f)		500	491
0.96%, 12/15/2039(h),(m)		180	—	UBS-Barclays Commercial Mortgage Trust
DBUBS 2011-LC2 Mortgage Trust				2013-	C5
4.54%, 07/10/2044(f)		750	769	3.18%, 03/10/2046		335	331
GS Mortgage Securities Trust 2011-GC5				4.22%, 03/10/2046(f),(h)		175	159
1.51%, 08/10/2044(f),(h),(m)		9,468	285	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2012-GCJ7				2015-NXS1
2.40%, 05/10/2045(h),(m)		1,954	92	3.66%, 05/15/2048(h)		500	488
GS Mortgage Securities Trust 2013-GC16				Wells Fargo Commercial Mortgage Trust
1.31%, 11/10/2046(h),(m)		2,070	86	2017-C38
GS Mortgage Securities Trust 2013-GCJ12				3.45%, 07/15/2050		500	486
3.78%, 06/10/2046(h)		250	247	WFRBS Commercial Mortgage Trust 2013-C12
GS Mortgage Securities Trust 2014-GC26				1.42%, 03/15/2048(f),(h),(m)		3,025	136
1.18%, 11/10/2047(h),(m)		4,837	221	WFRBS Commercial Mortgage Trust 2014-C22
GS Mortgage Securities Trust 2015-GC34				4.07%, 09/15/2057(h)		500	503
3.51%, 10/10/2048		375	371				$15,797
GS Mortgage Securities Trust 2015-GS1				Commercial Services - 0.27%
3.73%, 11/10/2048		1,000	1,000	Ahern Rentals Inc
JP Morgan Chase Commercial Mortgage				7.38%, 05/15/2023(f)		150	148
Securities Trust 2010-C1				DP World Ltd
5.95%, 06/15/2043(f)		400	404	6.85%, 07/02/2037		100	114
JP Morgan Chase Commercial Mortgage				Garda World Security Corp
Securities Trust 2011-C5				8.75%, 05/15/2025(f)		130	127
5.59%, 08/15/2046(f),(h)		350	362	Refinitiv US Holdings Inc
JP Morgan Chase Commercial Mortgage				6.25%, 05/15/2026(f),(l)		30	30
Securities Trust 2012-LC9				8.25%, 11/15/2026(f),(l)		45	45
1.70%, 12/15/2047(h),(m)		2,763	132	TMS International Corp
JP Morgan Chase Commercial Mortgage				7.25%, 08/15/2025(f)		90	91
Securities Trust 2013-C16				United Rentals North America Inc
1.21%, 12/15/2046(h),(m)		9,134	334	4.63%, 10/15/2025		75	73
JP Morgan Chase Commercial Mortgage				4.88%, 01/15/2028		25	23
Securities Trust 2016-JP3				5.75%, 11/15/2024		100	103
3.14%, 08/15/2049		500	471	5.88%, 09/15/2026		15	15
JPMBB Commercial Mortgage Securities Trust							$769
2014-C24				Computers - 1.26%
4.54%, 11/15/2047(h)		500	494	Apple Inc
LB-UBS Commercial Mortgage Trust 2007-C1				2.75%, 01/13/2025		220	211
0.43%, 02/15/2040(h),(m)		512	—	2.85%, 05/11/2024		665	645
Morgan Stanley Bank of America Merrill Lynch				3.00%, 02/09/2024		445	436
Trust 2012-C5				3.35%, 02/09/2027		1,095	1,071
1.63%, 08/15/2045(f),(h),(m)		3,426	149	4.65%, 02/23/2046		235	254

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Electric (continued)
Dell International LLC / EMC Corp			Clearway Energy Operating LLC
7.13%, 06/15/2024(f)	$205	$220	5.75%, 10/15/2025(f),(l)	$35	$35
8.35%, 07/15/2046(f)	500	622	CMS Energy Corp
Hewlett Packard Enterprise Co			4.70%, 03/31/2043	135	137
2.85%, 10/05/2018	37	37	4.88%, 03/01/2044	130	137
West Corp			Commonwealth Edison Co
8.50%, 10/15/2025(f)	45	41	3.70%, 03/01/2045	70	64
		$3,537	Consolidated Edison Co of New York Inc
Consumer Products - 0.06%			4.63%, 12/01/2054	150	153
Prestige Brands Inc			Dominion Energy Inc
6.38%, 03/01/2024(f)	85	86	2.58%, 07/01/2020	900	888
Spectrum Brands Inc			3.90%, 10/01/2025	115	113
5.75%, 07/15/2025	75	76	4.25%, 06/01/2028	160	161
		$162	DTE Energy Co
Credit Card Asset Backed Securities - 0.46%			6.38%, 04/15/2033	85	100
Capital One Multi-Asset Execution Trust			Duke Energy Florida LLC
2.61%, 02/15/2022	750	752	3.80%, 07/15/2028	295	295
1.00 x 1 Month LIBOR + 0.45%			Electricite de France SA
Chase Issuance Trust			5.63%, 12/31/2049(f),(j),(k)	280	277
2.57%, 05/15/2021	550	551	USSW10 Index Spread + 3.04%
1.00 x 1 Month LIBOR + 0.41%			Elwood Energy LLC
		$1,303	8.16%, 07/05/2026	115	128
Distribution & Wholesale - 0.10%			Enel Chile SA
American Builders & Contractors Supply Co Inc			4.88%, 06/12/2028	150	151
5.75%, 12/15/2023(f)	45	46	Enel Finance International NV
5.88%, 05/15/2026(f)	55	55	2.88%, 05/25/2022(f)	200	190
Global Partners LP / GLP Finance Corp			Exelon Corp
7.00%, 06/15/2023	80	81	2.85%, 06/15/2020	330	327
H&E Equipment Services Inc			3.50%, 06/01/2022	125	123
5.63%, 09/01/2025	90	90	Florida Power & Light Co
		$272	3.95%, 03/01/2048	145	142
			4.13%, 06/01/2048	105	105
Diversified Financial Services - 1.23%			Fortis Inc/Canada
Ally Financial Inc			2.10%, 10/04/2021	185	177
3.25%, 11/05/2018	85	85	3.06%, 10/04/2026	275	252
5.75%, 11/20/2025	275	284	Georgia Power Co
Brookfield Finance Inc			4.30%, 03/15/2042	100	95
3.90%, 01/25/2028	245	233	4.30%, 03/15/2043	80	76
4.70%, 09/20/2047	390	374	Indiantown Cogeneration LP
Brookfield Finance LLC			9.77%, 12/15/2020	63	67
4.00%, 04/01/2024	750	747	Kentucky Utilities Co
Credit Acceptance Corp			3.30%, 10/01/2025	190	184
6.13%, 02/15/2021	105	106	Louisville Gas & Electric Co
7.38%, 03/15/2023	65	68	3.30%, 10/01/2025	115	112
E*TRADE Financial Corp			NRG Energy Inc
5.30%, 12/31/2049(j),(k)	220	218	5.75%, 01/15/2028(f)	50	51
3 Month LIBOR + 3.16%			6.25%, 05/01/2024	55	57
Intercontinental Exchange Inc			6.63%, 01/15/2027	110	115
3.75%, 09/21/2028	345	341	Oncor Electric Delivery Co LLC
Lions Gate Capital Holdings LLC			5.25%, 09/30/2040	120	137
5.88%, 11/01/2024(f)	70	72	Pacific Gas & Electric Co
National Rural Utilities Cooperative Finance Corp			3.30%, 03/15/2027	295	271
2.40%, 04/25/2022	255	246	3.30%, 12/01/2027	345	315
4.75%, 04/30/2043(k)	125	126	4.45%, 04/15/2042	80	75
3 Month LIBOR + 2.91%			5.13%, 11/15/2043	45	46
Navient Corp			PacifiCorp
6.13%, 03/25/2024	100	100	3.85%, 06/15/2021	150	152
6.63%, 07/26/2021	40	42	PPL Electric Utilities Corp
6.75%, 06/15/2026	70	69	3.95%, 06/01/2047	85	82
Springleaf Finance Corp			4.75%, 07/15/2043	115	123
6.88%, 03/15/2025	100	100	PPL WEM Ltd / Western Power Distribution Ltd
7.13%, 03/15/2026	115	114	5.38%, 05/01/2021(f)	440	456
SURA Asset Management SA			Southern California Edison Co
4.88%, 04/17/2024(f)	125	125	4.13%, 03/01/2048	95	91
		$3,450	Southern Co/The
Electric - 2.64%			2.95%, 07/01/2023	145	139
Alabama Power Co			5.50%, 03/15/2057(k)	50	51
4.15%, 08/15/2044	120	117	3 Month LIBOR + 3.63%

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Food (continued)
State Grid Overseas Investment 2016 Ltd			Post Holdings Inc
3.50%, 05/04/2027	$250	$238	5.00%, 08/15/2026(f)	$145	$137
Virginia Electric & Power Co			5.75%, 03/01/2027(f)	30	29
3.80%, 04/01/2028	180	180	Want Want China Finance Ltd
4.65%, 08/15/2043	65	68	2.88%, 04/27/2022	200	193
Vistra Energy Corp			Wm Wrigley Jr Co
7.38%, 11/01/2022	75	78	2.40%, 10/21/2018(f)	235	235
8.13%, 01/30/2026(f)	35	39	3.38%, 10/21/2020(f)	415	416
Vistra Operations Co LLC					$4,680
5.50%, 09/01/2026(f)	40	40	Forest Products & Paper - 0.18%
		$7,410	Domtar Corp
Electrical Components & Equipment - 0.02%			6.25%, 09/01/2042	225	221
Energizer Gamma Acquisition Inc			International Paper Co
6.38%, 07/15/2026(f)	45	47	4.35%, 08/15/2048	185	169
Engineering & Construction - 0.05%			4.40%, 08/15/2047	80	74
MasTec Inc			Sappi Papier Holding GmbH
4.88%, 03/15/2023	70	69	7.50%, 06/15/2032(f)	50	50
Tutor Perini Corp					$514
6.88%, 05/01/2025(f)	60	62	Gas- 0.11%
		$131	Dominion Energy Gas Holdings LLC
Entertainment - 0.36%			4.80%, 11/01/2043	10	10
Boyne USA Inc			NGL Energy Partners LP / NGL Energy Finance
7.25%, 05/01/2025(f)	110	116	Corp
Caesars Resort Collection LLC / CRC Finco Inc			6.88%, 10/15/2021	5	5
5.25%, 10/15/2025(f)	150	143	7.50%, 11/01/2023	145	145
CCM Merger Inc			Southern Co Gas Capital Corp
6.00%, 03/15/2022(f)	85	87	4.40%, 05/30/2047	165	157
Delta Merger Sub Inc					$317
6.00%, 09/15/2026(f)	95	96	Healthcare - Products - 0.62%
Eldorado Resorts Inc			Abbott Laboratories
6.00%, 04/01/2025	35	35	2.90%, 11/30/2021	195	193
7.00%, 08/01/2023	50	53	4.90%, 11/30/2046	175	190
Enterprise Development Authority/The			Becton Dickinson and Co
12.00%, 07/15/2024(f)	130	125	3.35%, 06/06/2022	165	166
GLP Capital LP / GLP Financing II Inc			3 Month LIBOR + 1.03%
5.38%, 04/15/2026	25	25	Covidien International Finance SA
International Game Technology PLC			4.20%, 06/15/2020	480	488
6.50%, 02/15/2025(f)	200	208	DJO Finance LLC / DJO Finance Corp
Scientific Games International Inc			8.13%, 06/15/2021(f)	75	77
5.00%, 10/15/2025(f)	85	81	Hill-Rom Holdings Inc
10.00%, 12/01/2022	30	32	5.75%, 09/01/2023(f)	60	62
		$1,001	Kinetic Concepts Inc / KCI USA Inc
Food - 1.67%			7.88%, 02/15/2021(f)	70	72
Cencosud SA			Medtronic Inc
4.38%, 07/17/2027(f)	220	200	2.50%, 03/15/2020	65	65
General Mills Inc			4.38%, 03/15/2035	245	253
4.20%, 04/17/2028	195	192	Universal Hospital Services Inc
4.55%, 04/17/2038	240	230	7.63%, 08/15/2020	165	165
4.70%, 04/17/2048	295	283			$1,731
Gruma SAB de CV			Healthcare - Services - 0.89%
4.88%, 12/01/2024(f)	350	358	AHP Health Partners Inc
Ingles Markets Inc			9.75%, 07/15/2026(f)	80	83
5.75%, 06/15/2023	145	147	Centene Corp
JBS USA LUX SA / JBS USA Finance Inc			4.75%, 05/15/2022	40	40
5.75%, 06/15/2025(f)	80	78	5.38%, 06/01/2026(f)	35	36
7.25%, 06/01/2021(f)	75	76	5.63%, 02/15/2021	40	41
7.25%, 06/01/2021(f)	20	20	6.13%, 02/15/2024	60	63
Kraft Heinz Foods Co			Halfmoon Parent Inc
2.80%, 07/02/2020	460	456	3.75%, 07/15/2023(f)	185	184
Lamb Weston Holdings Inc			4.13%, 11/15/2025(f)	175	175
4.63%, 11/01/2024(f)	20	20	4.38%, 10/15/2028(f)	645	643
4.88%, 11/01/2026(f)	30	29	HCA Inc
McCormick & Co Inc/MD			4.75%, 05/01/2023	245	249
3.15%, 08/15/2024	325	312	5.00%, 03/15/2024	125	128
3.40%, 08/15/2027	220	209	5.25%, 04/15/2025	105	108
Nestle Holdings Inc			5.38%, 09/01/2026	35	35
3.35%, 09/24/2023(f)	525	524	5.50%, 06/15/2047	50	51
3.50%, 09/24/2025(f)	540	536	5.88%, 03/15/2022	10	11

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
MPH Acquisition Holdings LLC			Prudential Financial Inc
7.13%, 06/01/2024(f)	$75	$78	5.63%, 06/15/2043(k)	$225	$235
Polaris Intermediate Corp			3 Month LIBOR + 3.92%
8.50%, PIK 9.25%, 12/01/2022(f),(h),(i)	155	160	Voya Financial Inc
Tenet Healthcare Corp			5.65%, 05/15/2053(k)	475	478
4.63%, 07/15/2024	95	92	3 Month LIBOR + 3.58%
7.50%, 01/01/2022(f)	35	37	6.13%, 12/31/2049(j),(k)	50	51
8.13%, 04/01/2022	90	95	U.S. Treasury 5-Year Note + 3.36%
WellCare Health Plans Inc			XLIT Ltd
5.25%, 04/01/2025	155	158	4.45%, 03/31/2025	400	396
5.38%, 08/15/2026(f)	30	31	4.80%, 12/31/2049(j)	235	232
		$2,498	3 Month LIBOR + 2.46%
Home Builders - 0.21%					$5,318
Century Communities Inc			Internet - 0.36%
5.88%, 07/15/2025	165	153	Alibaba Group Holding Ltd
Lennar Corp			3.40%, 12/06/2027	200	186
4.50%, 04/30/2024	151	148	Baidu Inc
4.88%, 12/15/2023	40	40	2.88%, 07/06/2022	225	216
LGI Homes Inc			3.88%, 09/29/2023	200	198
6.88%, 07/15/2026(f)	75	74	Netflix Inc
Taylor Morrison Communities Inc / Taylor			4.38%, 11/15/2026	85	80
Morrison Holdings II Inc			Tencent Holdings Ltd
5.63%, 03/01/2024(f)	70	69	2.99%, 01/19/2023(f)	200	194
Williams Scotsman International Inc			Zayo Group LLC / Zayo Capital Inc
7.88%, 12/15/2022(f)	95	98	6.00%, 04/01/2023	140	144
		$582			$1,018
Home Equity Asset Backed Securities - 0.07%			Iron & Steel - 0.27%
Saxon Asset Securities Trust 2004-1			AK Steel Corp
3.91%, 03/25/2035	126	70	6.38%, 10/15/2025	85	81
1.00 x 1 Month LIBOR + 1.70%			7.00%, 03/15/2027	35	34
Specialty Underwriting & Residential Finance			7.50%, 07/15/2023	50	53
Trust Series 2004-BC1			7.63%, 10/01/2021	25	25
2.98%, 02/25/2035	123	122	Cleveland-Cliffs Inc
1.00 x 1 Month LIBOR + 0.77%			4.88%, 01/15/2024(f)	40	39
		$192	Commercial Metals Co
Housewares - 0.04%			4.88%, 05/15/2023	77	76
Newell Brands Inc			Vale Overseas Ltd
5.00%, 11/15/2023	115	116	4.38%, 01/11/2022	87	88
Insurance - 1.89%			6.25%, 08/10/2026	120	132
AIA Group Ltd			6.88%, 11/21/2036	200	232
3.20%, 03/11/2025(f)	410	390			$760
3.90%, 04/06/2028(f)	625	613	Leisure Products & Services - 0.08%
American International Group Inc			Constellation Merger Sub Inc
3.90%, 04/01/2026	700	684	8.50%, 09/15/2025(f)	90	85
4.50%, 07/16/2044	360	340	Silversea Cruise Finance Ltd
Arch Capital Finance LLC			7.25%, 02/01/2025(f)	120	131
4.01%, 12/15/2026	265	262			$216
5.03%, 12/15/2046	85	89	Lodging - 0.12%
AssuredPartners Inc			Jack Ohio Finance LLC / Jack Ohio Finance 1
7.00%, 08/15/2025(f)	60	59	Corp
AXA Equitable Holdings Inc			6.75%, 11/15/2021(f)	140	145
5.00%, 04/20/2048(f)	430	402	MGM Resorts International
AXA SA			6.00%, 03/15/2023	60	62
5.12%, 01/17/2047(k)	300	293	6.63%, 12/15/2021	25	27
3 Month LIBOR + 3.88%			Wynn Las Vegas LLC / Wynn Las Vegas Capital
Brighthouse Financial Inc			Corp
3.70%, 06/22/2027	25	22	5.25%, 05/15/2027(f)	110	102
HUB International Ltd					$336
7.00%, 05/01/2026(f)	25	25	Machinery - Construction & Mining - 0.06%
Liberty Mutual Group Inc			BlueLine Rental Finance Corp / BlueLine Rental
5.24%, 03/07/2067(f)	260	253	LLC
3 Month LIBOR + 2.91%			9.25%, 03/15/2024(f)	85	90
Markel Corp			BWX Technologies Inc
3.50%, 11/01/2027	130	121	5.38%, 07/15/2026(f)	75	75
4.30%, 11/01/2047	95	87			$165
5.00%, 04/05/2046	280	286

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Machinery - Diversified - 0.06%			Metal Fabrication & Hardware - 0.02%
Cloud Crane LLC			Park-Ohio Industries Inc
10.13%, 08/01/2024(f)	$130	$143	6.63%, 04/15/2027	$60	$61
Mueller Water Products Inc			Mining - 0.72%
5.50%, 06/15/2026(f)	15	15	Corp Nacional del Cobre de Chile
Stevens Holding Co Inc			4.50%, 09/16/2025(f)	450	457
6.13%, 10/01/2026(f),(l)	20	20	First Quantum Minerals Ltd
		$178	7.50%, 04/01/2025(f)	200	190
Media - 2.51%			FMG Resources August 2006 Pty Ltd
21st Century Fox America Inc			5.13%, 03/15/2023(f)	80	78
5.40%, 10/01/2043	230	269	5.13%, 05/15/2024(f)	25	24
6.15%, 02/15/2041	35	45	Freeport-McMoRan Inc
6.40%, 12/15/2035	190	242	4.55%, 11/14/2024	80	78
Altice Financing SA			6.88%, 02/15/2023	30	32
6.63%, 02/15/2023(f)	200	201	Glencore Finance Canada Ltd
AMC Networks Inc			5.55%, 10/25/2042(f)	255	251
4.75%, 08/01/2025	115	110	Glencore Funding LLC
5.00%, 04/01/2024	60	59	3.88%, 10/27/2027(f)	250	232
CCO Holdings LLC / CCO Holdings Capital Corp			Hudbay Minerals Inc
5.13%, 05/01/2023(f)	345	346	7.63%, 01/15/2025(f)	60	62
5.13%, 05/01/2027(f)	55	52	IAMGOLD Corp
5.50%, 05/01/2026(f)	35	35	7.00%, 04/15/2025(f)	155	154
5.75%, 02/15/2026(f)	30	30	Newmont Mining Corp
Charter Communications Operating LLC / Charter			5.13%, 10/01/2019	150	153
Communications Operating Capital			Northwest Acquisitions ULC / Dominion Finco
3.58%, 07/23/2020	305	305	Inc
5.75%, 04/01/2048	250	250	7.13%, 11/01/2022(f)	35	36
6.48%, 10/23/2045	500	537	Taseko Mines Ltd
Comcast Corp			8.75%, 06/15/2022(f)	105	107
3.15%, 03/01/2026	160	151	Teck Resources Ltd
3.38%, 02/15/2025	335	324	3.75%, 02/01/2023	15	15
3.55%, 05/01/2028	185	177	6.25%, 07/15/2041	125	131
4.20%, 08/15/2034	160	154	8.50%, 06/01/2024(f)	15	16
4.60%, 08/15/2045	160	157			$2,016
CSC Holdings LLC			Miscellaneous Manufacturers - 0.13%
10.13%, 01/15/2023(f)	215	235	General Electric Co
Discovery Communications LLC			4.50%, 03/11/2044	85	80
5.00%, 09/20/2037	205	200	6.88%, 01/10/2039	240	300
DISH DBS Corp					$380
5.88%, 07/15/2022	300	293	Mortgage Backed Securities - 1.77%
5.88%, 11/15/2024	90	81	Fannie Mae REMIC Trust 2005-W2
6.75%, 06/01/2021	90	92	2.42%, 05/25/2035	51	51
7.75%, 07/01/2026	20	19	1.00 x 1 Month LIBOR + 0.20%
Grupo Televisa SAB			Fannie Mae REMICS
5.00%, 05/13/2045	200	187	2.25%, 07/25/2040	107	102
Meredith Corp			3.00%, 04/25/2022(m)	401	15
6.88%, 02/01/2026(f)	215	220	3.00%, 04/25/2027(m)	279	24
Myriad International Holdings BV			3.50%, 11/25/2027(m)	197	18
4.85%, 07/06/2027(f)	200	196	3.50%, 07/25/2028(m)	385	37
NBCUniversal Media LLC			3.50%, 03/25/2031(m)	463	35
4.45%, 01/15/2043	250	239	3.88%, 02/25/2043(m)	396	60
5.15%, 04/30/2020	505	521	(1.00) x 1 Month LIBOR + 6.10%
Radiate Holdco LLC / Radiate Finance Inc			3.88%, 09/25/2046(m)	342	48
6.63%, 02/15/2025(f)	35	33	(1.00) x 1 Month LIBOR + 6.10%
6.88%, 02/15/2023(f)	40	39	3.93%, 09/25/2047(m)	899	158
Time Warner Cable LLC			(1.00) x 1 Month LIBOR + 6.15%
5.88%, 11/15/2040	135	136	4.28%, 03/25/2022(m)	36	2
Viacom Inc			(1.00) x 1 Month LIBOR + 6.50%
4.25%, 09/01/2023	110	111	Freddie Mac REMICS
4.38%, 03/15/2043	250	218	3.00%, 09/15/2025(m)	106	3
Virgin Media Finance PLC			3.00%, 03/15/2026(m)	281	12
6.00%, 10/15/2024(f)	200	200	3.00%, 05/15/2027(m)	274	19
Warner Media LLC			3.00%, 10/15/2027(m)	122	11
2.10%, 06/01/2019	135	134	3.50%, 11/15/2020(m)	263	8
3.88%, 01/15/2026	175	170	3.50%, 09/15/2026(m)	674	60
4.05%, 12/15/2023	135	136	4.00%, 11/15/2038(m)	622	52
Ziggo BV
5.50%, 01/15/2027(f)	150	141
		$7,045

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Ginnie Mae			Encana Corp
3.93%, 06/20/2046(m)	$817	$139	5.15%, 11/15/2041	$115	$112
(1.00) x 1 Month LIBOR + 6.10%			6.50%, 05/15/2019	810	828
4.03%, 11/20/2045(m)	2,177	340	6.50%, 02/01/2038	45	53
(1.00) x 1 Month LIBOR + 6.20%			Endeavor Energy Resources LP / EER Finance
4.03%, 08/20/2047(m)	966	181	Inc
(1.00) x 1 Month LIBOR + 6.20%			5.50%, 01/30/2026(f)	75	75
4.03%, 09/20/2047(m)	3,306	624	EP Energy LLC / Everest Acquisition Finance Inc
(1.00) x 1 Month LIBOR + 6.20%			7.75%, 05/15/2026(f)	25	26
4.08%, 06/20/2044(m)	1,224	146	8.00%, 11/29/2024(f)	90	91
(1.00) x 1 Month LIBOR + 6.25%			Extraction Oil & Gas Inc
4.49%, 04/16/2042(m)	1,369	252	7.38%, 05/15/2024(f)	95	94
(1.00) x 1 Month LIBOR + 6.65%			Gulfport Energy Corp
4.50%, 04/16/2044(m)	327	67	6.38%, 05/15/2025	75	73
HomeBanc Mortgage Trust 2005-5			Halcon Resources Corp
2.56%, 01/25/2036	349	348	6.75%, 02/15/2025	65	62
1.00 x 1 Month LIBOR + 0.34%			Hess Infrastructure Partners LP / Hess
JP Morgan Mortgage Trust 2016-2			Infrastructure Partners Finance Corp
2.83%, 06/25/2046(f),(h)	494	489	5.63%, 02/15/2026(f)	100	101
JP Morgan Mortgage Trust 2016-3			Jagged Peak Energy LLC
3.50%, 10/25/2046(f),(h)	432	425	5.88%, 05/01/2026(f)	75	75
Sequoia Mortgage Trust 2016-3			Kerr-McGee Corp
3.50%, 11/25/2046(f),(h)	1,179	1,164	7.88%, 09/15/2031	115	143
Washington Mutual Mortgage Pass-Through			Marathon Oil Corp
Certificates WMALT Series 2006-AR1 Trust			5.20%, 06/01/2045	115	120
2.47%, 02/25/2036	94	83	6.60%, 10/01/2037	330	389
1.00 x 1 Month LIBOR + 0.25%			Marathon Petroleum Corp
		$4,973	4.75%, 09/15/2044	36	35
Oil & Gas - 3.27%			MEG Energy Corp
Anadarko Petroleum Corp			6.50%, 01/15/2025(f)	145	144
6.60%, 03/15/2046	75	88	Nabors Industries Inc
Ascent Resources Utica Holdings LLC / ARU			5.75%, 02/01/2025(f)	70	67
Finance Corp			Oasis Petroleum Inc
7.00%, 11/01/2026(f),(l)	55	55	6.25%, 05/01/2026(f)	40	41
10.00%, 04/01/2022(f)	120	135	6.88%, 01/15/2023	140	142
BP Capital Markets America Inc			Petrobras Global Finance BV
3.94%, 09/21/2028	210	211	7.38%, 01/17/2027	220	223
BP Capital Markets PLC			Petroleos Mexicanos
2.88%, 05/10/2019	650	652	5.35%, 02/12/2028(f)	105	99
3 Month LIBOR + 0.54%			6.50%, 03/13/2027	225	230
3.02%, 01/16/2027	165	155	Sanchez Energy Corp
Canadian Natural Resources Ltd			7.25%, 02/15/2023(f)	40	39
3.85%, 06/01/2027	180	175	Seven Generations Energy Ltd
3.90%, 02/01/2025	145	143	5.38%, 09/30/2025(f)	50	49
4.95%, 06/01/2047	85	88	Shell International Finance BV
Chesapeake Energy Corp			4.00%, 05/10/2046	135	132
7.00%, 10/01/2024	105	105	Sinopec Group Overseas Development 2017 Ltd
8.00%, 12/15/2022(f)	65	68	2.50%, 09/13/2022(f)	325	308
8.00%, 01/15/2025	95	98	Southwestern Energy Co
8.00%, 06/15/2027	90	92	7.75%, 10/01/2027	135	142
Chesapeake Oil Op/Fin Escrow Shares			Suncor Energy Inc
0.00%, 11/15/2019(c),(e),(g)	90	—	4.00%, 11/15/2047	260	244
Concho Resources Inc			Sunoco LP / Sunoco Finance Corp
4.38%, 01/15/2025	350	352	4.88%, 01/15/2023(f)	95	94
ConocoPhillips Co			5.50%, 02/15/2026(f)	55	53
4.30%, 11/15/2044	110	113	Ultra Resources Inc
Continental Resources Inc/OK			6.88%, 04/15/2022(f)	65	31
3.80%, 06/01/2024	770	755	Unit Corp
4.38%, 01/15/2028	360	357	6.63%, 05/15/2021	80	80
4.90%, 06/01/2044	415	410	Valero Energy Corp
CrownRock LP / CrownRock Finance Inc			4.35%, 06/01/2028	170	171
5.63%, 10/15/2025(f)	95	93	Whiting Petroleum Corp
Devon Energy Corp			5.75%, 03/15/2021	60	62
5.60%, 07/15/2041	115	122	6.25%, 04/01/2023	75	78
Ecopetrol SA			6.63%, 01/15/2026	30	31
7.38%, 09/18/2043	65	74	WildHorse Resource Development Corp
			6.88%, 02/01/2025	90	93
					$9,171

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas Services - 0.44%			Pharmaceuticals - 1.46%
Archrock Partners LP / Archrock Partners Finance			AbbVie Inc
Corp			3.38%, 11/14/2021	$185	$185
6.00%, 10/01/2022	$80	$81	4.25%, 11/14/2028	255	252
Baker Hughes a GE Co LLC / Baker Hughes Co-			Allergan Funding SCS
Obligor Inc			3.85%, 06/15/2024	775	766
4.08%, 12/15/2047	540	490	4.55%, 03/15/2035	15	15
Calfrac Holdings LP			Bausch Health Cos Inc
8.50%, 06/15/2026(f)	70	65	5.50%, 03/01/2023(f)	70	67
Halliburton Co			5.50%, 11/01/2025(f)	35	35
3.80%, 11/15/2025	125	124	5.63%, 12/01/2021(f)	50	50
4.75%, 08/01/2043	165	169	5.88%, 05/15/2023(f)	30	29
PHI Inc			Bausch Health Cos Inc/US
5.25%, 03/15/2019	25	24	8.50%, 01/31/2027(f)	30	31
Schlumberger Investment SA			Bayer US Finance II LLC
3.30%, 09/14/2021(f)	85	85	3.88%, 12/15/2023(f)	200	199
USA Compression Partners LP / USA			4.38%, 12/15/2028(f)	795	779
Compression Finance Corp			CVS Health Corp
6.88%, 04/01/2026(f)	70	72	4.30%, 03/25/2028	130	129
Weatherford International Ltd			4.75%, 12/01/2022	215	223
4.50%, 04/15/2022	30	26	4.78%, 03/25/2038	170	169
8.25%, 06/15/2023	45	43	4.88%, 07/20/2035	190	191
9.88%, 02/15/2024	50	49	5.00%, 12/01/2024	410	428
		$1,228	5.05%, 03/25/2048	135	138
Other Asset Backed Securities - 1.97%			Zoetis Inc
CNH Equipment Trust 2014-C			3.90%, 08/20/2028	320	317
1.65%, 09/15/2021	270	270	4.45%, 08/20/2048	95	94
Dell Equipment Finance Trust 2017-2					$4,097
2.47%, 10/24/2022(f)	500	493	Pipelines - 2.19%
Dell Equipment Finance Trust 2018-1			Abu Dhabi Crude Oil Pipeline LLC
2.51%, 10/22/2020(f)	2,450	2,452	3.65%, 11/02/2029(f)	200	190
1.00 x 1 Month LIBOR + 0.30%			Antero Midstream Partners LP / Antero
MMAF Equipment Finance LLC 2017-B			Midstream Finance Corp
1.93%, 10/15/2020(f)	335	334	5.38%, 09/15/2024	55	55
Verizon Owner Trust 2017-1			Cheniere Corpus Christi Holdings LLC
2.06%, 09/20/2021(f)	1,500	1,486	5.13%, 06/30/2027	75	75
Verizon Owner Trust 2017-2			Columbia Pipeline Group Inc
1.92%, 12/20/2021(f)	500	493	3.30%, 06/01/2020	400	399
		$5,528	DCP Midstream Operating LP
Packaging & Containers - 0.53%			5.35%, 03/15/2020(f)	450	460
ARD Securities Finance SARL			Enable Midstream Partners LP
8.75%, PIK 8.75%, 01/31/2023(f),(h),(i)	16	16	4.40%, 03/15/2027	145	139
Ardagh Packaging Finance PLC / Ardagh			Enbridge Inc
Holdings USA Inc			6.00%, 01/15/2077(k)	165	159
6.00%, 02/15/2025(f)	200	196	3 Month LIBOR + 3.89%
BWAY Holding Co			Energy Transfer Equity LP
7.25%, 04/15/2025(f)	175	171	5.88%, 01/15/2024	75	79
Crown Americas LLC / Crown Americas Capital			Energy Transfer Partners LP
Corp V			4.90%, 03/15/2035	100	94
4.25%, 09/30/2026	43	39	5.15%, 03/15/2045	95	90
Crown Americas LLC / Crown Americas Capital			EnLink Midstream Partners LP
Corp VI			4.40%, 04/01/2024	320	311
4.75%, 02/01/2026(f)	180	172	Enterprise Products Operating LLC
Crown Cork & Seal Co Inc			4.85%, 03/15/2044	135	138
7.38%, 12/15/2026	132	143	5.38%, 02/15/2078(k)	250	232
Flex Acquisition Co Inc			3 Month LIBOR + 2.57%
6.88%, 01/15/2025(f)	145	138	Kinder Morgan Energy Partners LP
Packaging Corp of America			4.70%, 11/01/2042	300	282
4.50%, 11/01/2023	420	432	Kinder Morgan Inc/DE
Reynolds Group Issuer Inc / Reynolds			3.05%, 12/01/2019	100	100
Group Issuer LLC / Reynolds Group Issuer			5.63%, 11/15/2023(f)	215	229
(Luxembourg) S.A.			MPLX LP
5.13%, 07/15/2023(f)	140	139	4.50%, 07/15/2023	290	297
5.84%, 07/15/2021(f)	40	41	NuStar Logistics LP
3 Month LIBOR + 3.50%			5.63%, 04/28/2027	100	99
7.00%, 07/15/2024(f)	15	15	ONEOK Partners LP
		$1,502	3.80%, 03/15/2020	390	392

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			Retail (continued)
Plains All American Pipeline LP / PAA Finance			JC Penney Corp Inc
Corp			8.63%, 03/15/2025(f)	$25	$17
4.50%, 12/15/2026	$195	$195	KFC Holding Co/Pizza Hut Holdings LLC/Taco
Sabine Pass Liquefaction LLC			Bell of America LLC
4.20%, 03/15/2028	150	145	5.00%, 06/01/2024(f)	75	74
5.00%, 03/15/2027	110	113	5.25%, 06/01/2026(f)	80	80
5.75%, 05/15/2024	215	231	L Brands Inc
Summit Midstream Holdings LLC / Summit			6.88%, 11/01/2035	90	76
Midstream Finance Corp			McDonald's Corp
5.75%, 04/15/2025	80	77	2.10%, 12/07/2018	75	75
Targa Resources Partners LP / Targa Resources			2.75%, 12/09/2020	85	84
Partners Finance Corp			3.80%, 04/01/2028	365	360
5.88%, 04/15/2026(f)	60	62	4.45%, 09/01/2048	220	216
TransCanada PipeLines Ltd			4.88%, 12/09/2045	80	84
4.25%, 05/15/2028	205	206	PetSmart Inc
4.63%, 03/01/2034	135	135	5.88%, 06/01/2025(f)	105	86
7.13%, 01/15/2019	95	96	Walmart Inc
Western Gas Partners LP			3.40%, 06/26/2023	235	236
4.50%, 03/01/2028	185	177	3.70%, 06/26/2028	55	55
4.65%, 07/01/2026	115	113	3.95%, 06/28/2038	160	160
5.45%, 04/01/2044	205	193	4.05%, 06/29/2048	155	155
Williams Cos Inc/The					$2,260
3.60%, 03/15/2022	245	243	Savings & Loans - 0.46%
4.85%, 03/01/2048	40	39	Nationwide Building Society
5.75%, 06/24/2044	295	316	4.12%, 10/18/2032(f),(k)	1,415	1,298
		$6,161	USD ICE SWAP Rate NY 5 + 1.85%
Private Equity - 0.06%			Semiconductors - 0.68%
Icahn Enterprises LP / Icahn Enterprises Finance			NXP BV / NXP Funding LLC
Corp			3.88%, 09/01/2022(f)	250	248
6.25%, 02/01/2022	105	108	4.63%, 06/15/2022(f)	470	474
6.38%, 12/15/2025	65	65	4.63%, 06/01/2023(f)	400	405
		$173	QUALCOMM Inc
Regional Authority - 0.04%			3.07%, 01/30/2023	170	171
Provincia de Buenos Aires/Argentina			3 Month LIBOR + 0.73%
7.88%, 06/15/2027	150	125	Texas Instruments Inc
REITs - 0.79%			4.15%, 05/15/2048	215	216
Alexandria Real Estate Equities Inc			Xilinx Inc
3.45%, 04/30/2025	865	827	2.95%, 06/01/2024	405	385
4.70%, 07/01/2030	250	253			$1,899
CC Holdings GS V LLC / Crown Castle GS III			Software - 0.81%
Corp			Epicor Software Corp
3.85%, 04/15/2023	510	507	9.65%, 06/30/2023(f)	59	59
Equinix Inc			3 Month LIBOR + 7.25%
5.38%, 04/01/2023	115	118	First Data Corp
5.88%, 01/15/2026	40	41	5.00%, 01/15/2024(f)	195	196
Iron Mountain Inc			Fiserv Inc
4.38%, 06/01/2021(f)	115	115	3.80%, 10/01/2023	200	200
Iron Mountain US Holdings Inc			4.20%, 10/01/2028	160	160
5.38%, 06/01/2026(f)	65	61	Microsoft Corp
iStar Inc			3.70%, 08/08/2046	185	177
5.25%, 09/15/2022	50	49	3.95%, 08/08/2056	190	186
6.50%, 07/01/2021	25	26	4.45%, 11/03/2045	110	118
MGM Growth Properties Operating Partnership			4.50%, 02/06/2057	90	97
LP / MGP Finance Co-Issuer Inc			Oracle Corp
5.63%, 05/01/2024	95	97	2.95%, 11/15/2024	175	169
SBA Tower Trust			3.80%, 11/15/2037	275	262
2.90%, 10/11/2044(f)	125	125	4.00%, 11/15/2047	440	418
		$2,219	6.13%, 07/08/2039	180	222
Retail - 0.80%					$2,264
1011778 BC ULC / New Red Finance Inc			Sovereign - 1.89%
5.00%, 10/15/2025(f)	145	139	Argentine Republic Government International
Golden Nugget Inc			Bond
6.75%, 10/15/2024(f)	130	132	5.63%, 01/26/2022	335	301
Home Depot Inc/The			5.88%, 01/11/2028	115	91
5.88%, 12/16/2036	130	158	Chile Government International Bond
IRB Holding Corp			3.24%, 02/06/2028	200	192
6.75%, 02/15/2026(f)	75	73

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Telecommunications (continued)
CoBank ACB				AT&T Inc (continued)
6.25%, 12/31/2049(j),(k)		$115	$122	6.38%, 03/01/2041	$135	$149
3 Month LIBOR + 4.66%				Embarq Corp
Colombia Government International Bond				8.00%, 06/01/2036	75	75
5.00%, 06/15/2045		200	200	Empresa Nacional de Telecomunicaciones SA
Croatia Government International Bond				4.75%, 08/01/2026(f)	200	189
6.00%, 01/26/2024		200	217	Frontier Communications Corp
6.38%, 03/24/2021		200	212	8.50%, 04/01/2026(f)	170	161
Dominican Republic International Bond				11.00%, 09/15/2025	130	101
6.00%, 07/19/2028(f)		150	153	Goodman Networks Inc
Ecuador Government International Bond				8.00%, 05/11/2022	31	17
10.75%, 03/28/2022		200	212	GTT Communications Inc
Egypt Government International Bond				7.88%, 12/31/2024(f)	120	117
5.58%, 02/21/2023(f)		200	194	Intelsat Jackson Holdings SA
Hungary Government International Bond				5.50%, 08/01/2023	150	138
5.38%, 02/21/2023		120	127	8.00%, 02/15/2024(f)	90	95
Indonesia Government International Bond				8.50%, 10/15/2024(f)	65	66
3.85%, 07/18/2027(f)		200	191	Level 3 Financing Inc
5.38%, 10/17/2023(f)		500	527	5.13%, 05/01/2023	35	35
Mexico Government International Bond				5.38%, 01/15/2024	80	80
4.15%, 03/28/2027		200	197	Level 3 Parent LLC
Panama Government International Bond				5.75%, 12/01/2022	55	56
3.88%, 03/17/2028		200	198	Ooredoo International Finance Ltd
Philippine Government International Bond				3.88%, 01/31/2028	250	238
3.00%, 02/01/2028		240	223	Sprint Capital Corp
Qatar Government International Bond				8.75%, 03/15/2032	155	174
3.25%, 06/02/2026		400	383	Sprint Communications Inc
3.88%, 04/23/2023(f)		200	201	6.00%, 11/15/2022	10	10
Russian Foreign Bond - Eurobond				7.00%, 08/15/2020	135	141
4.75%, 05/27/2026		200	200	9.00%, 11/15/2018(f)	7	7
Saudi Government International Bond				Sprint Corp
2.38%, 10/26/2021		400	386	7.13%, 06/15/2024	140	145
4.00%, 04/17/2025(f)		400	400	7.63%, 03/01/2026	35	37
Turkey Government International Bond				7.88%, 09/15/2023	135	146
5.75%, 03/22/2024		400	376	Telecom Italia Capital SA
			$5,303	6.38%, 11/15/2033	25	25
Student Loan Asset Backed Securities - 2.29%				Telefonica Emisiones SAU
Navient Private Education Loan Trust 2018-B				5.21%, 03/08/2047	220	215
2.51%, 12/15/2059(f)		2,745	2,747	T-Mobile USA Inc
1.00 x 1 Month LIBOR + 0.35%				5.13%, 04/15/2025	320	322
Navient Private Education Refi Loan Trust				6.00%, 04/15/2024	95	98
2018	-A			6.50%, 01/15/2024	30	31
2.53%, 02/18/2042(f)		456	453	6.50%, 01/15/2026	95	100
Navient Private Education Refi Loan Trust				VEON Holdings BV
2018	-C			3.95%, 06/16/2021(f)	200	194
3.01%, 06/16/2042(f)		672	671	Verizon Communications Inc
Navient Student Loan Trust 2017-3				5.01%, 08/21/2054	285	286
2.52%, 07/26/2066(f)		719	719	5.25%, 03/16/2037	260	277
1.00 x 1 Month LIBOR + 0.30%						$5,029
Navient Student Loan Trust 2018-2				Transportation - 0.53%
2.46%, 03/25/2067(f)		321	321	Burlington Northern Santa Fe LLC
1.00 x 1 Month LIBOR + 0.24%				4.15%, 12/15/2048	165	163
SMB Private Education Loan Trust 2017-B				4.38%, 09/01/2042	125	128
2.43%, 06/17/2024(f)		1,053	1,053	Eletson Holdings Inc / Eletson Finance US LLC /
1.00 x 1 Month LIBOR + 0.27%				Agathonissos Finance LLC
SoFi Professional Loan Program 2016-D LLC				9.62%, 01/15/2022(h)	121	55
1.53%, 04/25/2033(f)		29	29	Navios Maritime Acquisition Corp / Navios
Sofi Professional Loan Program 2017-B LLC				Acquisition Finance US Inc
1.83%, 05/25/2040(f)		200	199	8.13%, 11/15/2021(f)	305	252
Sofi Professional Loan Program 2018-A LLC				Navios Maritime Holdings Inc / Navios Maritime
2.39%, 02/25/2042(f)		235	233	Finance II US Inc
			$6,425	7.38%, 01/15/2022(f)	140	110
Telecommunications - 1.79%				11.25%, 08/15/2022(f)	105	96
AT&T Inc				Navios South American Logistics Inc / Navios
4.30%, 02/15/2030(f)		810	779	Logistics Finance US Inc
4.90%, 08/15/2037(f)		325	312	7.25%, 05/01/2022(f)	185	172
5.15%, 03/15/2042		50	48
5.45%, 03/01/2047		165	165

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Transportation (continued)			Computers - 0.07%
Union Pacific Corp			Dell International LLC
3.50%, 06/08/2023	$220	$219	4.25%, 09/07/2023(n)	$109	$109
3.95%, 09/10/2028	235	236	US LIBOR + 2.00%
4.38%, 11/15/2065	60	56	McAfee LLC
		$1,487	10.69%, 09/26/2025(n)	80	81
Trucking & Leasing - 0.11%			US LIBOR + 8.50%
Avolon Holdings Funding Ltd					$190
5.13%, 10/01/2023(f)	10	10	Consumer Products - 0.04%
5.50%, 01/15/2023(f)	120	122	Prestige Brands Inc
DAE Funding LLC			4.24%, 01/26/2024(n)	110	110
4.50%, 08/01/2022(f)	50	48	US LIBOR + 2.00%
5.00%, 08/01/2024(f)	95	93	Diversified Financial Services - 0.14%
Park Aerospace Holdings Ltd			Lions Gate Capital Holdings LLC
5.50%, 02/15/2024(f)	35	36	4.49%, 03/24/2025(n)	109	110
		$309	US LIBOR + 2.25%
TOTAL BONDS		$186,240	Russell Investments US Institutional Holdco Inc
SENIOR FLOATING RATE INTERESTS	Principal		5.49%, 06/01/2023(n)	287	288
- 2.53%	Amount (000's) Value (000's)		US LIBOR + 3.25%
Aerospace & Defense - 0.04%					$398
TransDigm Inc			Electric - 0.03%
4.74%, 06/09/2023(n)	$45	$45	Vistra Operations Co LLC
US LIBOR + 2.50%			4.18%, 12/14/2025(n)	85	85
4.74%, 08/22/2024(n)	45	45	US LIBOR + 2.00%
US LIBOR + 2.50%			Electrical Components & Equipment - 0.06%
4.74%, 05/30/2025(n)	30	30	Energizer Holdings Inc
US LIBOR + 2.50%			0.00%, 06/20/2025(n),(o)	175	176
		$120	US LIBOR + 2.25%
Automobile Manufacturers - 0.09%			Engineering & Construction - 0.05%
Navistar Financial Corp			Pisces Midco Inc
6.00%, 07/25/2025(n)	180	181	6.09%, 03/28/2025(n)	145	146
US LIBOR + 3.75%			US LIBOR + 3.75%
Navistar Inc			Entertainment - 0.15%
5.64%, 11/06/2024(n)	69	69	CCM Merger Inc
US LIBOR + 3.50%			4.99%, 08/06/2021(n)	112	113
		$250	US LIBOR + 2.75%
Automobile Parts & Equipment - 0.03%			Eldorado Resorts Inc
American Axle & Manufacturing Inc			4.41%, 04/17/2024(n)	20	20
4.46%, 04/06/2024(n)	68	68	US LIBOR + 2.25%
US LIBOR + 2.25%			Stars Group Holdings BV
Chemicals - 0.11%			5.89%, 06/27/2025(n)	60	60
Aruba Investments Inc			US LIBOR + 3.50%
5.49%, 02/02/2022(n)	34	34	WMG Acquisition Corp
US LIBOR + 3.25%			4.37%, 11/01/2023(n)	229	228
Consolidated Energy Finance SA			US LIBOR + 2.13%
4.63%, 05/02/2025(n)	95	95			$421
US LIBOR + 2.50%			Environmental Control - 0.03%
Emerald Performance Materials LLC			Filtration Group Corp
9.99%, 08/01/2022(n)	105	105	5.24%, 03/28/2025(n)	95	95
US LIBOR + 6.75%			US LIBOR + 3.00%
Starfruit US Holdco LLC			Food - 0.10%
0.00%, 09/19/2025(n),(o)	65	65	B&G Foods Inc
US LIBOR + 3.25%			5.92%, 11/02/2022(n)	49	49
		$299	US LIBOR + 2.00%
Commercial Services - 0.18%			JBS USA LUX SA
Garda World Security Corp			4.84%, 10/30/2022(n)	94	94
5.83%, 05/24/2024(n)	85	85	US LIBOR + 2.50%
US LIBOR + 3.50%			Post Holdings Inc
Prime Security Services Borrower LLC			4.22%, 05/24/2024(n)	138	138
4.99%, 05/02/2022(n)	108	109	US LIBOR + 2.00%
US LIBOR + 2.75%					$281
Refinitiv US Holdings Inc			Food Service - 0.01%
0.00%, 09/18/2025(n),(o)	230	229	8th Avenue Food & Provisions Inc
US LIBOR + 3.75%			0.00%, 09/19/2025(n),(o)	15	15
TMS International Corp			US LIBOR + 3.75%
4.99%, 08/14/2024(n)	86	86
US LIBOR + 2.75%
		$509

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Healthcare - Products - 0.05%			Oil & Gas - 0.10%
DJO Finance LLC			California Resources Corp
5.54%, 06/08/2020(n)	$44	$44	6.96%, 11/14/2022(n)	$145	$147
US LIBOR + 3.25%			US LIBOR + 4.75%
Kinetic Concepts Inc			12.62%, 12/31/2021(n)	130	144
5.64%, 02/02/2024(n)	104	104	US LIBOR + 10.37%
US LIBOR + 3.25%					$291
		$148	Oil & Gas Services - 0.00%
Healthcare - Services - 0.08%			Apergy Corp
Acadia Healthcare Co Inc			4.75%, 04/18/2025(n)	10	10
4.74%, 02/16/2023(n)	43	43	US LIBOR + 2.50%
US LIBOR + 2.50%			Packaging & Containers - 0.09%
Ardent Health Partners LLC			Berry Global Inc
6.74%, 06/16/2025(n)	70	70	4.19%, 10/01/2022(n)	30	30
US LIBOR + 4.50%			US LIBOR + 2.00%
DaVita Inc			Caraustar Industries Inc
4.99%, 06/24/2021(n)	19	19	7.89%, 03/14/2022(n)	98	99
US LIBOR + 2.75%			US LIBOR + 5.50%
MPH Acquisition Holdings LLC			CROWN Americas LLC
5.14%, 06/07/2023(n)	78	79	4.16%, 01/17/2025(n)	25	25
US LIBOR + 3.00%			US LIBOR + 2.00%
		$211	Flex Acquisition Co Inc
Insurance - 0.20%			5.34%, 12/29/2023(n)	40	39
Asurion LLC			US LIBOR + 3.00%
5.24%, 11/03/2023(n)	92	93	Reynolds Group Holdings Inc
US LIBOR + 3.00%			4.99%, 02/05/2023(n)	44	45
8.74%, 08/04/2025(n)	195	200	US LIBOR + 2.75%
US LIBOR + 6.50%					$238
Genworth Holdings Inc			Pharmaceuticals - 0.07%
6.65%, 02/28/2023(n)	165	168	Bausch Health Cos Inc
US LIBOR + 4.50%			5.10%, 05/19/2025(n)	190	191
HUB International Ltd			US LIBOR + 3.00%
5.34%, 04/18/2025(n)	95	95	Pipelines - 0.03%
US LIBOR + 3.00%			Centurion Pipeline Co LLC
		$556	0.00%, 09/26/2025(n),(o)	95	95
Leisure Products & Services - 0.03%			US LIBOR + 3.25%
ClubCorp Holdings Inc			REITs - 0.05%
5.14%, 09/18/2024(n)	83	83	iStar Inc
US LIBOR + 2.75%			4.89%, 06/20/2023(n)	91	91
Lodging - 0.08%			US LIBOR + 2.75%
Caesars Resort Collection LLC			MGM Growth Properties Operating Partnership
4.99%, 12/22/2024(n)	89	90	LP
US LIBOR + 2.75%			4.24%, 04/25/2025(n)	39	39
Golden Nugget Inc/NV			US LIBOR + 2.00%
4.96%, 10/04/2023(n)	15	15			$130
US LIBOR + 2.75%			Retail - 0.19%
Hilton Worldwide Finance LLC			Academy Ltd
3.97%, 10/25/2023(n)	54	54	6.10%, 07/01/2022(n)	132	102
US LIBOR + 1.75%			US LIBOR + 4.00%
Marriott Ownership Resorts Inc			Beacon Roofing Supply Inc
4.49%, 08/08/2025(n)	65	65	4.38%, 10/11/2024(n)	40	40
US LIBOR + 2.25%			US LIBOR + 2.25%
		$224	GYP Holdings III Corp
Media - 0.08%			4.99%, 06/01/2025(n)	86	85
CSC Holdings LLC			US LIBOR + 2.75%
4.66%, 01/12/2026(n)	35	35	IRB Holding Corp
US LIBOR + 2.50%			5.46%, 01/17/2025(n)	95	95
Meredith Corp			US LIBOR + 3.25%
5.24%, 01/17/2025(n)	40	40	JC Penney Corp Inc
US LIBOR + 3.00%			6.57%, 06/23/2023(n)	43	39
Unitymedia Finance LLC			US LIBOR + 4.25%
4.41%, 09/30/2025(n)	50	50	KFC Holding Co
US LIBOR + 2.25%			3.92%, 04/03/2025(n)	74	74
Univision Communications Inc			US LIBOR + 1.75%
4.99%, 03/15/2024(n)	110	107	Michaels Stores Inc
US LIBOR + 2.75%			4.72%, 01/30/2023(n)	58	58
		$232	US LIBOR + 2.50%

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
PetSmart Inc			8.00%, 09/01/2030	$34	$35
5.12%, 03/11/2022(n)	$60	$52			$11,767
US LIBOR + 3.00%			Federal National Mortgage Association (FNMA) - 12.24%
		$545	2.50%, 03/01/2030	581	563
Semiconductors - 0.02%			3.00%, 10/01/2026(p)	200	198
Micron Technology Inc			3.00%, 10/01/2030	1,581	1,563
4.00%, 04/26/2022(n)	46	46	3.00%, 03/01/2034	340	334
US LIBOR + 1.75%			3.00%, 11/01/2042	910	878
Telecommunications - 0.28%			3.00%, 05/01/2043	202	195
Avaya Inc			3.00%, 10/01/2046(p)	2,500	2,392
6.41%, 12/15/2024(n)	268	270	3.50%, 04/01/2030	421	424
US LIBOR + 4.25%			3.50%, 08/01/2034	420	422
Level 3 Parent LLC			3.50%, 01/01/2041	44	44
4.37%, 02/22/2024(n)	140	140	3.50%, 11/01/2042	1,023	1,016
US LIBOR + 2.25%			3.50%, 07/01/2043	331	329
Maxar Technologies Ltd			3.50%, 07/01/2043	974	966
5.15%, 10/04/2024(n)	297	292	3.50%, 09/01/2044	2,242	2,216
US LIBOR + 2.75%			3.50%, 11/01/2044	1,961	1,939
West Corp			3.50%, 11/01/2045	3,084	3,052
6.24%, 10/10/2024(n)	89	89	3.50%, 04/01/2046	599	592
US LIBOR + 4.00%			3.50%, 10/01/2048(p)	1,625	1,599
		$791	4.00%, 10/01/2019	5	5
Transportation - 0.01%			4.00%, 08/01/2020	52	54
Navios Maritime Partners LP			4.00%, 03/01/2034	453	464
7.34%, 09/14/2020(n)	28	28	4.00%, 11/01/2040	1,517	1,544
US LIBOR + 5.00%			4.00%, 05/01/2041	231	235
Trucking & Leasing - 0.04%			4.00%, 10/01/2041(p)	1,500	1,515
Avolon TLB Borrower 1 US LLC			4.00%, 09/01/2043	671	682
4.17%, 01/15/2025(n)	114	115	4.00%, 06/01/2044	324	329
US LIBOR + 2.00%			4.00%, 05/01/2045	526	533
TOTAL SENIOR FLOATING RATE INTERESTS		$7,097	4.00%, 12/01/2045	837	847
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 04/01/2047	448	454
AGENCY OBLIGATIONS - 34.09%	Amount (000's) Value (000's)		4.00%, 05/01/2047	909	919
			4.00%, 06/01/2047	926	938
Federal Home Loan Mortgage Corporation (FHLMC) - 4.19%			4.00%, 09/01/2047	929	939
3.00%, 11/01/2042	$322	$311	4.00%, 10/01/2047	480	485
3.00%, 03/01/2043	1,409	1,361	4.33%, 07/01/2034	1	1
3.00%, 10/01/2046	1,343	1,289	1.00 x U.S. Treasury 1-Year Note + 2.21%
3.00%, 01/01/2047	2,591	2,493	4.50%, 07/01/2025	53	55
3.50%, 04/01/2046	1,540	1,522	4.50%, 11/01/2040	921	959
3.62%, 02/01/2037	20	21	4.50%, 09/01/2041	285	296
1.00 x 12 Month LIBOR + 1.63%			4.50%, 10/01/2041(p)	1,750	1,805
3.77%, 02/01/2034	2	2	4.50%, 12/01/2044	139	145
1.00 x 12 Month LIBOR + 1.99%			5.00%, 10/01/2041	206	220
4.00%, 04/01/2047	461	468	5.00%, 10/01/2041(p)	500	525
4.00%, 11/01/2047	716	725	5.50%, 06/01/2019	4	4
4.50%, 07/01/2024	21	22	5.50%, 07/01/2019	2	2
4.50%, 12/01/2043	1,144	1,188	5.50%, 07/01/2019	2	1
4.50%, 09/01/2044	277	287	5.50%, 08/01/2019	3	3
4.50%, 03/01/2046	355	371	5.50%, 10/01/2019	4	4
5.00%, 06/01/2031	121	128	5.50%, 10/01/2019	6	6
5.00%, 10/01/2035	44	46	5.50%, 12/01/2022	16	17
5.00%, 06/01/2041	1,203	1,279	5.50%, 07/01/2033	261	281
6.00%, 06/01/2032	25	28	5.50%, 04/01/2035	24	26
6.00%, 10/01/2032	14	16	5.50%, 08/01/2036	517	558
6.00%, 01/01/2038	69	77	5.50%, 02/01/2037	6	6
6.50%, 03/01/2029	4	4	5.50%, 05/01/2040	43	46
6.50%, 05/01/2029	5	6	6.00%, 05/01/2031	3	3
6.50%, 04/01/2031	2	3	6.00%, 07/01/2035	170	187
6.50%, 02/01/2032	5	5	6.00%, 02/01/2037	163	180
6.50%, 05/01/2032	5	5	6.00%, 02/01/2038	60	66
6.50%, 04/01/2035	8	9	6.50%, 03/01/2032	4	4
7.00%, 12/01/2029	14	15	6.50%, 07/01/2037	39	43
7.00%, 06/01/2030	4	4	6.50%, 07/01/2037	25	27
7.00%, 12/01/2030	2	1	6.50%, 02/01/2038	39	44
7.00%, 01/01/2031	2	2	6.50%, 03/01/2038	16	17
7.00%, 12/01/2031	32	32	6.50%, 09/01/2038	142	157
7.50%, 04/01/2030	2	2
7.50%, 03/01/2031	9	10

See accompanying notes.

     Schedule of Investments Core Plus Bond Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(a)	Affiliated Security. Security is either an affiliate (and registered under the
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			Investment Company Act of 1940) or an affiliate as defined by the Investment
Federal National Mortgage Association (FNMA) (continued)				Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
7.00%, 02/01/2032	$15	$15		voting shares of the security). Please see affiliated sub-schedule for
		$34,368		transactional information.
Government National Mortgage Association (GNMA) - 6.33%			(b)	Current yield shown is as of period end.
2.75%, 07/20/2043	129	131	(c)	Non-income producing security
1.00 x U.S. Treasury 1-Year Note + 1.50%			(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
3.00%, 02/15/2043	414	402		information.
3.00%, 07/20/2044	637	621	(e)	Fair value of these investments is determined in good faith by the Manager
3.00%, 01/20/2046	477	464		under procedures established and periodically reviewed by the Board of
3.00%, 07/20/2046	774	751		Directors. Certain inputs used in the valuation may be unobservable; however,
3.50%, 04/20/2046	223	223		each security is evaluated individually for purposes of ASC 820 which results
3.50%, 10/01/2046	3,050	3,033		in not all securities being identified as Level 3 of the fair value hierarchy. At
3.50%, 10/20/2046	344	343		the end of the period, the fair value of these securities totaled $180 or 0.06%
3.50%, 07/20/2047	1,395	1,387		of net assets.
4.00%, 02/15/2042	159	163	(f)	Security exempt from registration under Rule 144A of the Securities Act of
4.00%, 06/20/2046	88	89		1933. These securities may be resold in transactions exempt from registration,
4.00%, 10/01/2046	1,000	1,017		normally to qualified institutional buyers. At the end of the period, the value of
4.00%, 01/20/2048	2,113	2,170		these securities totaled $56,870 or 20.26% of net assets.
4.50%, 09/15/2039	659	696	(g)	The value of these investments was determined using significant unobservable
4.50%, 11/15/2040	129	136		inputs.
4.50%, 10/01/2046	3,635	3,756	(h)	Certain variable rate securities are not based on a published reference rate
4.50%, 06/20/2048	50	52		and spread but are determined by the issuer or agent and are based on current
5.00%, 02/15/2034	256	272		market conditions. These securities do not indicate a reference rate and
5.00%, 10/15/2034	92	98		spread in their description. Rate shown is the rate in effect as of period end.
5.00%, 10/20/2039	50	53	(i)	Payment in kind; the issuer has the option of paying additional securities in
5.00%, 07/20/2040	28	30		lieu of cash.
5.00%, 02/15/2042	103	109	(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
5.00%, 10/01/2046	1,000	1,044		but they may be called by the issuer at an earlier date. Rate shown is as of
5.50%, 12/20/2033	127	137		period end.
5.50%, 05/20/2035	14	15	(k)	Rate shown is the rate in effect as of period end. The rate may be based on a
6.00%, 01/20/2029	24	26		fixed rate , variable rate, or floating rate.
6.00%, 07/20/2029	4	5	(l)	Security purchased on a when-issued basis.
6.00%, 12/15/2033	29	32	(m)	Security is an Interest Only Strip.
6.00%, 12/20/2036	66	72	(n)	Rate information disclosed is based on an average weighted rate as of period
6.50%, 03/20/2028	4	4		end.
6.50%, 05/20/2029	4	4	(o)	This Senior Floating Rate Note will settle after September 30, 2018, at which
6.50%, 12/15/2032	358	392		time the interest rate will be determined.
7.00%, 03/15/2031	9	10	(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 05/15/2029	16	16		Notes to Financial Statements for additional information.
8.00%, 12/15/2030	6	7	(q)	Security or a portion of the security was pledged to cover margin requirements
		$17,760		for swap and/or swaption contracts. At the end of the period, the value of these
U.S. Treasury - 11.33%				securities totaled $317 or 0.11% of net assets.
1.25%, 10/31/2021	1,555	1,480	(r)	Security or a portion of the security was pledged to cover margin requirements
1.25%, 07/31/2023	1,405	1,298		for futures contracts. At the end of the period, the value of these securities
1.50%, 08/15/2026	1,420	1,268		totaled $182 or 0.06% of net assets.
1.63%, 10/31/2023	370	347
1.75%, 04/30/2022(q)	3,385	3,252		Portfolio Summary (unaudited)
1.88%, 11/30/2021	2,550	2,472	Sector	Percent
2.00%, 05/31/2021	720	704	Mortgage Securities	30.16%
2.00%, 10/31/2022	4,500	4,339	Government	13.26%
2.13%, 11/30/2023(r)	1,140	1,095	Financial	13.18%
2.25%, 08/15/2046	1,090	900	Asset Backed Securities	11.95%
2.63%, 07/31/2020	3,000	2,990	Consumer, Non-cyclical	8.50%
2.75%, 08/15/2042	210	195	Energy	6.08%
2.88%, 08/15/2045	545	513	Communications	5.07%
3.00%, 11/15/2044	1,450	1,400	Consumer, Cyclical	4.34%
3.00%, 05/15/2045	2,640	2,547	Technology	2.84%
3.00%, 11/15/2045	2,000	1,929	Industrial	2.81%
3.75%, 11/15/2043	1,500	1,642	Utilities	2.78%
4.75%, 02/15/2037	2,810	3,451	Investment Companies	2.66%
		$31,822	Basic Materials	2.07%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Other Assets and Liabilities	(5.70)%
OBLIGATIONS		$95,717	TOTAL NET ASSETS	100.00%
Total Investments		$296,769
Other Assets and Liabilities - (5.70)%		(16,004)
TOTAL NET ASSETS - 100.00%		$280,765

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017						Purchases					Sales			September 30, 2018
					Value		Cost			Proceeds						Value
Principal Government Money Market Fund 1.97%	$				4,938	$		97,538	$			94,997	$			7,479
	$				4,938	$		97,538	$			94,997	$			7,479

					Realized Gain/Loss					Realized Gain from					Change in Unrealized
	Income				on Investments			Capital Gain Distributions							Gain/Loss
Principal Government Money Market Fund 1.97%			$145	$				— $					—			$—
			$145	$				— $					—			$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date							Cost				Value	Percent of Net Assets
Pinnacle Operating Corp			3/9/2017							$40				$51		0.02%
Total														$51		0.02%
Amounts in thousands.

Futures Contracts

Description and Expiration Date			Type		Contracts			Notional Amount			Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2018			Short				35 $			4,157	$					51
US 10 Year Ultra Note; December 2018			Short				17			2,142						37
US 2 Year Note; December 2018			Long				37			7,797						(21)
US 5 Year Note; December 2018			Long				63			7,086						(65)
US Long Bond; December 2018			Long				14			1,967						(57)
US Ultra Bond; December 2018			Long				24			3,703						(125)
Total											$					(180)

Amounts in thousands except contracts.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied Credit
	Spread as of		(Pay)/								Upfront			Unrealized
	September 30,		Receive Fixed		Payment					Notional		Payments/		Appreciation/
Reference Entity	2018	(a)	Rate		Frequency		Maturity Date	Amount			(Receipts)				(Depreciation)	Fair Value
CDX.EM.29	N/A		(1.00)%		Quarterly		06/20/2023			$6,500		$111			$110	$221
Total												$111			$110	$221
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments

Diversified Balanced Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.89%
International Equity Index Fund (a)	7,254,041	$77,328
MidCap S&P 400 Index Fund (a)	1,925,091	44,142
SmallCap S&P 600 Index Fund (a)	1,427,520	44,125
		$165,595
Principal Variable Contracts Funds, Inc. Class 1 - 85.13%
Bond Market Index Account (a)	55,924,687	558,688
LargeCap S&P 500 Index Account (a)	20,475,717	388,219
		$946,907
TOTAL INVESTMENT COMPANIES		$1,112,502
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c),(d)	5,058	$3
TOTAL PREFERRED STOCKS		$3
	Principal
BONDS - 0.00%	Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023(e)	$5	$5
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019(b),(d),(f)	5	—
TOTAL BONDS		$5
Total Investments		$1,112,510
Other Assets and Liabilities - (0.02)%		(276)
TOTAL NET ASSETS - 100.00%		$1,112,234

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Non-income producing security
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3 or 0.00% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.23%
Domestic Equity Funds	42.84%
International Equity Funds	6.95%
Energy	0.00%
Consumer, Non-cyclical	0.00%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$588,839	$59,989		$67,803		$558,688
International Equity Index Fund	82,402	9,740		14,110		77,328
LargeCap S&P 500 Index Account	408,611	32,374		73,404		388,219
MidCap S&P 400 Index Fund	47,366	1,724		8,118		44,142
SmallCap S&P 600 Index Fund	47,143	1,675		10,749		44,125
	$1,174,361	$105,502		$174,184		$1,112,502

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$11,770	$3	$		— $	(22,340)
International Equity Index Fund	—	139			—	(843)
LargeCap S&P 500 Index Account	6,794	19,624			12,448	1,014
MidCap S&P 400 Index Fund	—	638			49	2,532
SmallCap S&P 600 Index Fund	—	1,809			56	4,247
	$18,564	$22,213			$12,553	$(15,390)

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value		Percent of Net Assets
Pinnacle Operating Corp	3/9/2017	$2		$3	0.00%
Total				$3	0.00%
Amounts in thousands.

See accompanying notes.

Schedule of Investments

Diversified Balanced Managed Volatility Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.89%
International Equity Index Fund (a)	1,158,570	$12,351
MidCap S&P 400 Index Fund (a)	307,461	7,050
SmallCap S&P 600 Index Fund (a)	227,993	7,047
		$26,448
Principal Variable Contracts Funds, Inc. Class 1 - 85.14%
Bond Market Index Account (a)	8,931,961	89,230
LargeCap S&P 500 Managed Volatility Index	4,275,201	62,033
Account (a)
		$151,263
TOTAL INVESTMENT COMPANIES		$177,711
Total Investments		$177,711
Other Assets and Liabilities - (0.03)%		(49)
TOTAL NET ASSETS - 100.00%		$177,662

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.22%
Domestic Equity Funds	42.86%
International Equity Funds	6.95%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Bond Market Index Account	$90,779		$10,945	$8,997		$89,230
International Equity Index Fund	12,703		1,802	2,045		12,351
LargeCap S&P 500 Managed Volatility Index Account	63,004		3,986	9,946		62,033
MidCap S&P 400 Index Fund	7,302		441	1,193		7,050
SmallCap S&P 600 Index Fund	7,268		431	1,602		7,047
	$181,056		$17,605	$23,783		$177,711

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$1,874	$	— $		— $	(3,497)
International Equity Index Fund	—		30		—	(139)
LargeCap S&P 500 Managed Volatility Index Account	868		1,016		—	3,973
MidCap S&P 400 Index Fund	—		38		8	462
SmallCap S&P 600 Index Fund	—		142		9	808
	$2,742		$1,226		$17	$1,607
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Balanced Volatility Control Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 99.71%	Shares Held Value (000's)
Exchange Traded Funds - 19.63%
iShares Core S&P 500 ETF	42,236	$12,364
Principal Funds, Inc. Class R-6 - 14.89%
International Equity Index Fund (a)	410,731	4,378
MidCap S&P 400 Index Fund (a)	109,001	2,499
SmallCap S&P 600 Index Fund (a)	80,829	2,499
		$9,376
Principal Variable Contracts Funds, Inc. Class 1 - 65.19%
Bond Market Index Account (a)	3,166,015	31,629
LargeCap S&P 500 Index Account (a)	496,842	9,420
		$41,049
TOTAL INVESTMENT COMPANIES		$62,789
Total Investments		$62,789
Other Assets and Liabilities - 0.29%		181
TOTAL NET ASSETS - 100.00%		$62,970

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.23%
Domestic Equity Funds	22.90%
Investment Companies	19.63%
International Equity Funds	6.95%
Other Assets and Liabilities	0.29%
TOTAL NET ASSETS	100.00%

Affiliated Securities			December 31, 2017	Purchases	Sales	September 30, 2018
			Value	Cost	Proceeds	Value
Bond Market Index Account			$17,669	$15,978	$1,063		$31,629
International Equity Index Fund			2,600	2,155	331		4,378
LargeCap S&P 500 Index Account			5,671	4,533	1,135		9,420
MidCap S&P 400 Index Fund			1,508	1,130	287		2,499
SmallCap S&P 600 Index Fund			1,512	1,164	449		2,499
			$28,960	$24,960	$3,265		$50,425

	Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$649	$		— $		— $	(955)
International Equity Index Fund	—			—		—	(46)
LargeCap S&P 500 Index Account	161			2		294	349
MidCap S&P 400 Index Fund	—			—		3	148
SmallCap S&P 600 Index Fund	—			—		3	272
	$810			$2		$300	$(232)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Account

September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.88%
International Equity Index Fund (a)	36,669,133	$390,893
MidCap S&P 400 Index Fund (a)	8,514,932	195,247
SmallCap S&P 600 Index Fund (a)	6,314,191	195,172
		$781,312
Principal Variable Contracts Funds, Inc. Class 1 - 80.15%
Bond Market Index Account (a)	138,519,170	1,383,806
LargeCap S&P 500 Index Account (a)	93,154,008	1,766,200
		$3,150,006
TOTAL INVESTMENT COMPANIES		$3,931,318
Total Investments		$3,931,318
Other Assets and Liabilities - (0.03)%		(993)
TOTAL NET ASSETS - 100.00%		$3,930,325

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.88%
Fixed Income Funds	35.21%
International Equity Funds	9.94%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$1,386,397	$174,958		$123,573		$1,383,806
International Equity Index Fund	395,940	46,562		47,767		390,893
LargeCap S&P 500 Index Account	1,767,061	126,644		217,322		1,766,200
MidCap S&P 400 Index Fund	199,135	7,038		24,530		195,247
SmallCap S&P 600 Index Fund	198,200	7,158		36,185		195,172
	$3,946,733	$362,360		$449,377		$3,931,318

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments Capital Gain Distributions				Gain/Loss
Bond Market Index Account	$28,980	$3	$		— $	(53,979)
International Equity Index Fund	—	110			—	(3,952)
LargeCap S&P 500 Index Account	30,728	38,094			56,295	51,723
MidCap S&P 400 Index Fund	—	754			214	12,850
SmallCap S&P 600 Index Fund	—	3,750			244	22,249
	$59,708	$42,711			$56,753	$28,891
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Managed Volatility Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.88%
International Equity Index Fund (a)	3,343,825	$35,645
MidCap S&P 400 Index Fund (a)	776,469	17,804
SmallCap S&P 600 Index Fund (a)	575,785	17,798
		$71,247
Principal Variable Contracts Funds, Inc. Class 1 - 80.15%
Bond Market Index Account (a)	12,631,468	126,188
LargeCap S&P 500 Managed Volatility Index	11,105,000	161,134
Account (a)
		$287,322
TOTAL INVESTMENT COMPANIES		$358,569
Total Investments		$358,569
Other Assets and Liabilities - (0.03)%		(94)
TOTAL NET ASSETS - 100.00%		$358,475

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.89%
Fixed Income Funds	35.20%
International Equity Funds	9.94%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017		Purchases	Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Bond Market Index Account	$124,750		$17,557	$11,226		$126,188
International Equity Index Fund	35,627		4,941	4,570		35,645
LargeCap S&P 500 Managed Volatility Index Account	159,026		8,411	18,965		161,134
MidCap S&P 400 Index Fund	17,919		1,027	2,372		17,804
SmallCap S&P 600 Index Fund	17,834		1,039	3,428		17,798
	$355,156		$32,975	$40,561		$358,569

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$2,638	$	— $		— $	(4,893)
International Equity Index Fund	—		51		—	(404)
LargeCap S&P 500 Managed Volatility Index Account	2,245		1,636		—	11,026
MidCap S&P 400 Index Fund	—		45		20	1,185
SmallCap S&P 600 Index Fund	—		270		22	2,083
	$4,883		$2,002		$42	$8,997
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Growth Volatility Control Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 99.70%	Shares Held Value (000's)
Exchange Traded Funds - 19.64%
iShares Core S&P 500 ETF	238,194	$69,726
Principal Funds, Inc. Class R-6 - 19.88%
International Equity Index Fund (a)	3,313,898	35,326
MidCap S&P 400 Index Fund (a)	769,579	17,646
SmallCap S&P 600 Index Fund (a)	570,682	17,640
		$70,612
Principal Variable Contracts Funds, Inc. Class 1 - 60.18%
Bond Market Index Account (a)	12,516,395	125,039
LargeCap S&P 500 Index Account (a)	4,676,887	88,674
		$213,713
TOTAL INVESTMENT COMPANIES		$354,051
Total Investments		$354,051
Other Assets and Liabilities - 0.30%		1,061
TOTAL NET ASSETS - 100.00%		$355,112

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	35.21%
Domestic Equity Funds	34.90%
Investment Companies	19.64%
International Equity Funds	9.95%
Other Assets and Liabilities	0.30%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$57,653		$71,966	$1,090		$125,039
International Equity Index Fund	17,316		19,692	1,269		35,326
LargeCap S&P 500 Index Account	44,026		54,215	12,434		88,674
MidCap S&P 400 Index Fund	8,772		9,094	1,193		17,646
SmallCap S&P 600 Index Fund	8,789		9,359	2,287		17,640
	$136,556		$164,326	$18,273		$284,325

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Bond Market Index Account	$2,520 $		— $		— $	(3,490)
International Equity Index Fund	—		—		—	(413)
LargeCap S&P 500 Index Account	1,484		64		2,719	2,803
MidCap S&P 400 Index Fund	—		—		17	973
SmallCap S&P 600 Index Fund	—		2		20	1,777
	$4,004		$66		$2,756	$1,650
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified Income Account

September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9.91%
International Equity Index Fund (a)	938,363	$10,003
MidCap S&P 400 Index Fund (a)	326,846	7,495
SmallCap S&P 600 Index Fund (a)	242,365	7,491
		$24,989
Principal Variable Contracts Funds, Inc. Class 1 - 90.12%
Bond Market Index Account (a)	16,458,000	164,415
LargeCap S&P 500 Index Account (a)	3,310,853	62,774
		$227,189
TOTAL INVESTMENT COMPANIES		$252,178
Total Investments		$252,178
Other Assets and Liabilities - (0.03)%		(68)
TOTAL NET ASSETS - 100.00%		$252,110

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.22%
Domestic Equity Funds	30.84%
International Equity Funds	3.97%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds		Value
Bond Market Index Account	$174,685	$23,319		$27,004		$164,415
International Equity Index Fund	10,745	1,874		2,536		10,003
LargeCap S&P 500 Index Account	66,606	9,482		16,734		62,774
MidCap S&P 400 Index Fund	8,105	758		1,920		7,495
SmallCap S&P 600 Index Fund	8,066	718		2,338		7,491
	$268,207	$36,151		$50,532		$252,178

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$3,495	$3	$		— $	(6,588)
International Equity Index Fund	—	12			—	(92)
LargeCap S&P 500 Index Account	1,109	2,070			2,031	1,350
MidCap S&P 400 Index Fund	—	81			8	471
SmallCap S&P 600 Index Fund	—	219			10	826
	$4,604	$2,385			$2,049	$(4,033)
Amounts in thousands

See accompanying notes.

Schedule of Investments

Diversified International Account September 30, 2018 (unaudited)

COMMON STOCKS - 99.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.71%			Computers - 1.59%
Safran SA	23,017	$3,223	Capgemini SE	7,445	$937
Thales SA	11,025	1,566	Logitech International SA	48,291	2,166
		$4,789	TDK Corp	12,300	1,340
Agriculture - 0.41%					$4,443
Swedish Match AB	22,242	1,137	Distribution & Wholesale - 3.30%
Apparel - 2.94%			Ferguson PLC	28,016	2,376
Kering SA	5,626	3,018	ITOCHU Corp	96,100	1,759
LVMH Moet Hennessy Louis Vuitton SE	11,883	4,199	Mitsubishi Corp	94,300	2,905
Moncler SpA	23,267	1,001	Sumitomo Corp	131,800	2,196
		$8,218			$9,236
Automobile Manufacturers - 6.00%			Diversified Financial Services - 1.84%
Ashok Leyland Ltd	425,039	699	Hana Financial Group Inc	30,761	1,235
Ferrari NV	11,157	1,532	Indiabulls Housing Finance Ltd	93,144	1,102
Fiat Chrysler Automobiles NV (a)	128,932	2,255	ORIX Corp	146,300	2,369
Honda Motor Co Ltd	61,400	1,849	Shriram Transport Finance Co Ltd	28,283	449
Isuzu Motors Ltd	75,400	1,189			$5,155
Maruti Suzuki India Ltd	10,449	1,059	Electric - 1.11%
Suzuki Motor Corp	30,100	1,725	Enel SpA	283,984	1,452
Toyota Motor Corp	65,200	4,062	Iberdrola SA	226,162	1,661
Volvo AB - B Shares	136,180	2,402			$3,113
		$16,772	Electronics - 1.35%
Banks - 12.41%			Hoya Corp	35,896	2,132
Banco do Brasil SA	77,400	563	Murata Manufacturing Co Ltd	10,600	1,629
Bank Leumi Le-Israel BM	112,886	744			$3,761
Bank of Montreal	29,500	2,433	Engineering & Construction - 1.52%
Credicorp Ltd	8,179	1,825	ACS Actividades de Construccion y Servicios SA	31,284	1,329
DBS Group Holdings Ltd	130,800	2,495	Vinci SA	30,744	2,925
DNB ASA	113,476	2,388			$4,254
Erste Group Bank AG (a)	48,135	1,999	Entertainment - 0.83%
Grupo Financiero Banorte SAB de CV	137,300	993	Aristocrat Leisure Ltd	44,380	912
HDFC Bank Ltd	7,094	196	GVC Holdings PLC	117,690	1,408
HDFC Bank Ltd ADR	13,239	1,246			$2,320
Kotak Mahindra Bank Ltd	49,283	777	Food - 3.09%
Lloyds Banking Group PLC	2,707,531	2,082	Nestle SA	53,074	4,418
Macquarie Group Ltd	29,468	2,681	Tesco PLC	671,068	2,098
Mediobanca Banca di Credito Finanziario SpA	192,024	1,911	Uni-President Enterprises Corp	559,000	1,458
Paragon Banking Group PLC	26,348	164	X5 Retail Group NV	29,638	671
Raiffeisen Bank International AG	45,236	1,302			$8,645
Sberbank of Russia PJSC ADR	153,262	1,938
Swedbank AB	110,020	2,721	Forest Products & Paper - 2.36%
Toronto-Dominion Bank/The	63,000	3,828	Mondi PLC	61,074	1,672
United Overseas Bank Ltd	86,600	1,712	Smurfit Kappa Group PLC	29,589	1,171
Yes Bank Ltd	279,124	708	Suzano Papel e Celulose SA	70,900	843
		$34,706	UPM-Kymmene OYJ	73,902	2,898
Beverages - 2.55%					$6,584
Ambev SA	250,900	1,143	Hand & Machine Tools - 0.87%
Coca-Cola Bottlers Japan Holdings Inc	25,200	674	Sandvik AB	137,334	2,431
Coca-Cola HBC AG (a)	33,654	1,147	Healthcare - Products - 1.57%
Diageo PLC	82,813	2,934	Carl Zeiss Meditec AG	7,888	663
Treasury Wine Estates Ltd	97,007	1,224	Lonza Group AG (a)	7,999	2,736
		$7,122	Straumann Holding AG	1,302	981
Biotechnology - 0.98%					$4,380
CSL Ltd	18,807	2,733	Healthcare - Services - 1.14%
Building Materials - 0.76%			Evotec AG (a)	38,411	815
China National Building Material Co Ltd	1,464,000	1,298	ICON PLC (a)	11,587	1,781
Rockwool International A/S	1,906	816	NMC Health PLC	13,231	585
		$2,114			$3,181
Chemicals - 1.29%			Home Builders - 1.05%
Covestro AG (b)	16,838	1,363	Persimmon PLC	45,113	1,389
Nutrien Ltd	15,805	913	Taylor Wimpey PLC	698,122	1,560
Showa Denko KK	24,300	1,340			$2,949
		$3,616	Home Furnishings - 0.62%
Commercial Services - 1.95%			Howden Joinery Group PLC	181,440	1,108
Ashtead Group PLC	70,539	2,238	LG Electronics Inc	9,608	615
New Oriental Education & Technology Group Inc	13,111	970			$1,723
ADR(a)
Wirecard AG	10,422	2,255
		$5,463

See accompanying notes.

Schedule of Investments

Diversified International Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance - 5.05%			REITs - 0.74%
ASR Nederland NV	31,617	$1,507	Dexus	125,538	$959
Fairfax Financial Holdings Ltd	1,900	1,032	Mirvac Group	644,315	1,123
Hannover Rueck SE	13,393	1,891			$2,082
Legal & General Group PLC	646,783	2,208	Retail - 2.51%
NN Group NV	51,292	2,289	Alimentation Couche-Tard Inc	48,923	2,447
Prudential PLC	127,231	2,917	Dollarama Inc	58,452	1,842
Swiss Life Holding AG (a)	5,990	2,271	Matsumotokiyoshi Holdings Co Ltd	14,200	582
		$14,115	Wal-Mart de Mexico SAB de CV	705,222	2,139
Internet - 3.13%					$7,010
Alibaba Group Holding Ltd ADR(a)	18,055	2,975	Semiconductors - 3.65%
Baidu Inc ADR(a)	8,027	1,835	Infineon Technologies AG	90,235	2,053
Tencent Holdings Ltd	96,493	3,940	Samsung Electronics Co Ltd	84,491	3,536
		$8,750	Taiwan Semiconductor Manufacturing Co Ltd	541,140	4,618
Investment Companies - 1.12%					$10,207
EXOR NV	20,947	1,397	Software - 2.84%
Investor AB	37,624	1,734	Amadeus IT Group SA	23,905	2,216
		$3,131	Capcom Co Ltd	58,600	1,486
Iron & Steel - 1.56%			Dassault Systemes SE	11,892	1,780
POSCO	5,501	1,460	Ubisoft Entertainment SA (a)	22,849	2,467
Vale SA	196,111	2,902			$7,949
		$4,362	Telecommunications - 3.09%
Lodging - 0.64%			Nice Ltd ADR(a)	5,198	595
Melco International Development Ltd	309,000	615	Nippon Telegraph & Telephone Corp	38,313	1,729
Wynn Macau Ltd	506,800	1,164	Orange SA	97,860	1,557
		$1,779	SK Telecom Co Ltd	3,731	946
Machinery - Construction & Mining - 1.59%			SoftBank Group Corp	25,700	2,568
Hitachi Ltd	66,000	2,244	Telenor ASA	63,838	1,248
Komatsu Ltd	72,700	2,212			$8,643
		$4,456	Toys, Games & Hobbies - 1.00%
Machinery - Diversified - 0.82%			Nintendo Co Ltd	7,700	2,801
Harmonic Drive Systems Inc	7,100	262	Transportation - 1.24%
Keyence Corp	3,500	2,033	Canadian National Railway Co	38,528	3,457
		$2,295	TOTAL COMMON STOCKS		$277,116
Mining - 1.68%			INVESTMENT COMPANIES - 0.39%	Shares Held Value (000's)
Glencore PLC (a)	477,885	2,060	Money Market Funds - 0.39%
Rio Tinto Ltd	30,154	1,715	Principal Government Money Market Fund	1,087,935	1,088
Teck Resources Ltd	38,200	921	1.97%(c),(d)
		$4,696	TOTAL INVESTMENT COMPANIES		$1,088
Oil & Gas - 8.15%			PREFERRED STOCKS - 0.25%	Shares Held Value (000's)
BP PLC	573,429	4,395	Holding Companies - Diversified - 0.25%
China Petroleum & Chemical Corp	2,062,000	2,072	Itausa - Investimentos Itau SA 0.06%	284,046	$707
Husky Energy Inc	56,600	994	TOTAL PREFERRED STOCKS		$707
JXTG Holdings Inc	292,200	2,210	Total Investments		$278,911
LUKOIL PJSC ADR	22,691	1,738	Other Assets and Liabilities - 0.25%		689
Neste Oyj	25,985	2,142	TOTAL NET ASSETS - 100.00%		$279,600
PTT PCL	1,124,000	1,887
Reliance Industries Ltd	160,688	2,789
Royal Dutch Shell PLC - A Shares	50,922	1,745	(a) Non-income producing security
Suncor Energy Inc	72,600	2,809	(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$22,781	1933. These securities may be resold in transactions exempt from registration,
			normally to qualified institutional buyers. At the end of the period, the value of
Pharmaceuticals - 2.44%			these securities totaled $1,363 or 0.49% of net assets.
Novo Nordisk A/S	52,792	2,485	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Roche Holding AG	17,962	4,343	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$6,828	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Private Equity - 2.47%			voting shares of the security). Please see affiliated sub-schedule for
3i Group PLC	181,995	2,229	transactional information.
Brookfield Asset Management Inc	85,813	3,819	(d) Current yield shown is as of period end.
Intermediate Capital Group PLC	60,909	864
		$6,912
Real Estate - 2.15%
LEG Immobilien AG	7,048	838
Sun Hung Kai Properties Ltd	112,000	1,625
Vonovia SE	43,152	2,111
Wharf Real Estate Investment Co Ltd	224,000	1,443
		$6,017

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	15.48%
United Kingdom	11.38%
Canada	8.76%
Switzerland	8.04%
France	7.76%
China	4.69%
Germany	4.28%
Sweden	3.73%
Australia	3.45%
India	3.23%
Korea, Republic Of	2.79%
Netherlands	2.48%
Brazil	2.20%
Taiwan, Province Of China	2.17%
Italy	2.11%
Spain	1.85%
Finland	1.81%
Russian Federation	1.55%
Singapore	1.50%
Hong Kong	1.32%
Norway	1.29%
Austria	1.19%
Denmark	1.18%
Mexico	1.12%
Ireland	1.06%
Thailand	0.68%
Peru	0.65%
Isle of Man	0.50%
Israel	0.48%
Macao	0.42%
United States	0.39%
United Arab Emirates	0.21%
Other Assets and Liabilities	0.25%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$4,483		$53,483	$56,878		$1,088
	$4,483		$53,483	$56,878		$1,088

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$45	$—		$—		$—
	$45	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Equity Income Account September 30, 2018 (unaudited)

COMMON STOCKS - 98.66%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.41%			Media - 1.09%
Boeing Co/The	6,713	$2,497	Walt Disney Co/The	57,098	$6,677
Airlines - 1.42%			Miscellaneous Manufacturers - 2.03%
Delta Air Lines Inc	150,380	8,697	3M Co	17,268	3,639
Apparel - 0.78%			Parker-Hannifin Corp	47,754	8,783
VF Corp	50,749	4,743			$12,422
Automobile Manufacturers - 1.59%			Oil & Gas - 8.16%
PACCAR Inc	142,441	9,713	Chevron Corp	52,236	6,388
Automobile Parts & Equipment - 2.00%			Cimarex Energy Co	89,455	8,314
Autoliv Inc	75,930	6,582	Exxon Mobil Corp	68,129	5,792
Magna International Inc	107,622	5,653	Marathon Petroleum Corp	135,233	10,815
		$12,235	Occidental Petroleum Corp	85,850	7,054
Banks - 10.14%			Royal Dutch Shell PLC - B shares ADR	163,219	11,577
Banco Santander Mexico SA Institucion de Banca	309,728	2,403			$49,940
Multiple Grupo Financiero Santand ADR			Pharmaceuticals - 7.89%
Bank of Nova Scotia/The	192,651	11,488	Johnson & Johnson	56,260	7,774
JPMorgan Chase & Co	151,337	17,077	Merck & Co Inc	167,211	11,862
PNC Financial Services Group Inc/The	109,397	14,899	Novartis AG ADR	85,818	7,394
SunTrust Banks Inc	75,298	5,029	Pfizer Inc	232,793	10,259
US Bancorp	210,627	11,123	Roche Holding AG ADR	364,779	11,002
		$62,019			$48,291
Beverages - 0.95%			Pipelines - 2.10%
Coca-Cola Co/The	108,286	5,002	Enterprise Products Partners LP	448,066	12,873
Keurig Dr Pepper Inc	35,153	814	Private Equity - 2.50%
		$5,816	KKR & Co Inc	561,654	15,316
Chemicals - 3.12%			REITs - 4.60%
Air Products & Chemicals Inc	32,631	5,451	Alexandria Real Estate Equities Inc	14,740	1,854
Albemarle Corp	32,922	3,285	Annaly Capital Management Inc	405,518	4,148
DowDuPont Inc	96,251	6,190	Digital Realty Trust Inc	87,309	9,821
PPG Industries Inc	38,142	4,162	Host Hotels & Resorts Inc	148,115	3,125
		$19,088	Simon Property Group Inc	52,153	9,218
Computers - 3.42%					$28,166
Accenture PLC - Class A	21,266	3,619	Retail - 3.03%
Apple Inc	76,609	17,294	Costco Wholesale Corp	43,180	10,142
		$20,913	Starbucks Corp	147,735	8,397
Diversified Financial Services - 4.13%					$18,539
BlackRock Inc	23,883	11,257	Semiconductors - 4.02%
Discover Financial Services	183,253	14,010	Applied Materials Inc	156,256	6,039
		$25,267	Maxim Integrated Products Inc	67,958	3,832
Electric - 6.53%			Microchip Technology Inc	105,427	8,319
Eversource Energy	129,763	7,973	Taiwan Semiconductor Manufacturing Co Ltd	144,669	6,389
NextEra Energy Inc	40,939	6,861	ADR
Sempra Energy	76,225	8,671			$24,579
WEC Energy Group Inc	121,847	8,134	Software - 2.61%
Xcel Energy Inc	176,599	8,337	Fidelity National Information Services Inc	50,897	5,551
		$39,976	Microsoft Corp	61,059	6,983
Electronics - 1.16%			SAP SE ADR	28,103	3,457
Honeywell International Inc	42,666	7,100			$15,991
Food - 4.43%			Telecommunications - 2.93%
Hormel Foods Corp	160,755	6,334	BCE Inc	199,826	8,097
Kraft Heinz Co/The	102,684	5,659	Verizon Communications Inc	184,295	9,840
Kroger Co/The	372,272	10,837			$17,937
Tyson Foods Inc	72,240	4,300	Toys, Games & Hobbies - 2.41%
		$27,130	Hasbro Inc	140,119	14,729
Healthcare - Products - 5.43%			Transportation - 1.89%
Abbott Laboratories	146,873	10,775	Union Pacific Corp	56,352	9,176
Becton Dickinson and Co	36,369	9,492	United Parcel Service Inc	20,658	2,412
Medtronic PLC	131,373	12,923			$11,588
		$33,190	TOTAL COMMON STOCKS		$603,711
Insurance - 6.88%			INVESTMENT COMPANIES - 1.32%	Shares Held Value (000's)
Allstate Corp/The	96,543	9,529	Money Market Funds - 1.32%
Chubb Ltd	93,269	12,464	Principal Government Money Market Fund	8,053,257	8,053
Fairfax Financial Holdings Ltd	8,114	4,406	1.97%(a),(b)
Fidelity National Financial Inc	272,954	10,741	TOTAL INVESTMENT COMPANIES		$8,053
Swiss Re AG ADR	215,143	4,948	Total Investments		$611,764
		$42,088	Other Assets and Liabilities - 0.02%		97
Machinery - Diversified - 1.01%			TOTAL NET ASSETS - 100.00%		$611,861
Deere & Co	41,184	6,191

See accompanying notes.

     Schedule of Investments Equity Income Account September 30, 2018 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.25%
Consumer, Non-cyclical	18.70%
Consumer, Cyclical	11.23%
Energy	10.26%
Technology	10.05%
Utilities	6.53%
Industrial	6.50%
Communications	4.02%
Basic Materials	3.12%
Investment Companies	1.32%
Other Assets and Liabilities	0.02%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$10,695		$59,555	$62,197		$8,053
	$10,695		$59,555	$62,197		$8,053

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$91	$—		$—		$—
	$91	$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 2.43%		Shares Held Value (000's)			Principal
Money Market Funds - 2.43%				BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund		5,544,059	$5,544	Mortgage Backed Securities (continued)
1.97%(a),(b)				Fannie Mae REMICS
TOTAL INVESTMENT COMPANIES			$5,544	1.59%, 06/25/2045(c),(d)	$5,994	$313
		Principal		2.00%, 02/25/2040	800	766
BONDS - 29.39%		Amount (000's) Value (000's)		3.00%, 04/25/2042	1,040	1,005
Commercial Mortgage Backed Securities - 12.07%				3.00%, 02/25/2043	496	484
CD 2017-CD3 Mortgage Trust				3.00%, 01/25/2046	836	815
3.98%, 02/10/2050(c)		$1,000	$988	3.50%, 01/25/2040(d)	3,150	361
COMM 2014-CCRE19 Mortgage Trust				3.50%, 11/25/2042	2,500	2,508
4.72%, 08/10/2047(c)		600	604	4.00%, 12/25/2039(d)	1,604	211
COMM 2014-UBS5 Mortgage Trust				4.00%, 11/25/2042(d)	2,040	433
4.76%, 09/10/2047(c)		1,000	992	4.00%, 03/25/2045	1,000	1,036
Freddie Mac Multifamily Structured Pass				4.00%, 04/25/2047	637	645
Through Certificates				4.50%, 04/25/2045(d)	3,718	899
2.65%, 08/25/2026		1,300	1,228	7.00%, 04/25/2032	128	141
3.19%, 09/25/2027(c)		1,330	1,291	Freddie Mac REMICS
3.29%, 11/25/2027		1,100	1,075	1.30%, 05/15/2038(c),(d)	4,444	166
3.44%, 12/25/2027		1,000	988	1.50%, 04/15/2028	1,172	1,106
3.60%, 01/25/2028		1,600	1,599	1.51%, 04/15/2040(c),(d)	5,838	260
3.65%, 02/25/2028(c)		700	704	2.50%, 11/15/2032	1,088	1,034
3.90%, 06/25/2051		450	460	2.50%, 02/15/2043	1,065	1,011
Ginnie Mae				3.00%, 11/15/2030(d)	2,740	181
0.52%, 06/16/2060(c),(d)		7,487	444	3.00%, 11/15/2035	950	883
0.57%, 12/16/2059(c),(d)		7,889	455	3.00%, 06/15/2040	541	532
0.58%, 03/16/2060(c),(d)		4,960	301	3.00%, 10/15/2041	439	432
0.61%, 10/16/2054(c),(d)		10,980	337	3.00%, 04/15/2046	332	322
0.62%, 04/16/2047(c),(d)		11,241	453	3.50%, 03/15/2029	343	345
0.64%, 11/16/2045(c),(d)		17,573	681	3.50%, 08/15/2040(d)	3,110	375
0.72%, 11/16/2052(c),(d)		14,276	638	3.50%, 05/15/2043	920	925
0.80%, 09/16/2053(c),(d)		10,052	422	3.50%, 08/15/2043	959	952
0.81%, 02/16/2053(c),(d)		12,026	626	3.50%, 09/15/2043	1,200	1,170
0.84%, 03/16/2052(c),(d)		13,746	759	4.00%, 05/15/2039	4,200	4,247
0.85%, 02/16/2055(c),(d)		22,210	740	4.00%, 01/15/2045	1,269	1,292
0.88%, 02/16/2046(c),(d)		18,244	889	4.00%, 04/15/2045	573	574
2.60%, 05/16/2059		687	644	Ginnie Mae
2.60%, 03/16/2060		1,186	1,111	3.50%, 12/20/2034(d)	1,339	41
GS Mortgage Securities Trust 2014-GC20				3.50%, 05/20/2039	124	124
5.13%, 04/10/2047(c)		300	297	3.50%, 05/20/2043(d)	4,685	981
JP Morgan Chase Commercial Mortgage				3.50%, 10/20/2044(d)	5,856	966
Securities Trust 2011-C5				4.00%, 02/20/2044(d)	3,636	682
5.59%, 08/15/2046(c),(e)		2,000	2,078	4.00%, 04/20/2044(d)	1,845	333
JP Morgan Chase Commercial Mortgage				JP Morgan Mortgage Trust 2016-4
Securities Trust 2013-C16				3.50%, 10/25/2046(c),(e)	811	789
5.11%, 12/15/2046(c)		1,800	1,884	JP Morgan Mortgage Trust 2017-3
JPMDB Commercial Mortgage Securities Trust				3.87%, 08/25/2047(c),(e)	585	553
2018-	C8			JP Morgan Mortgage Trust 2018-8
4.90%, 06/15/2051(c)		500	509	4.00%, 01/25/2049(c),(e)	1,093	1,079
WFRBS Commercial Mortgage Trust 2013-C14				New Residential Mortgage Loan Trust 2014-1
4.11%, 06/15/2046(c),(e)		1,000	911	5.00%, 01/25/2054(c),(e)	1,616	1,657
WFRBS Commercial Mortgage Trust 2014-C23				New Residential Mortgage Loan Trust 2015-2
4.52%, 10/15/2057(c)		1,000	1,022	5.56%, 08/25/2055(c),(e)	1,163	1,225
WFRBS Commercial Mortgage Trust 2014-LC14				Sequoia Mortgage Trust 2013-2
4.34%, 03/15/2047(c)		2,450	2,377	3.64%, 02/25/2043(c)	783	770
			$27,507	Sequoia Mortgage Trust 2017-5
Home Equity Asset Backed Securities - 0.37%				3.50%, 08/25/2047(c),(e)	355	343
ACE Securities Corp Mortgage Loan Trust Series				Sequoia Mortgage Trust 2018-5
2007-	D1			3.50%, 05/25/2048(c),(e)	680	652
6.93%, 02/25/2038(c),(e)		894	848			$36,842
Mortgage Backed Securities - 16.17%				Other Asset Backed Securities - 0.78%
EverBank Mortgage Loan Trust 18-1				Chase Funding Trust Series 2004-1
3.50%, 02/25/2048(c),(e)		672	653	2.68%, 12/25/2033	98	97
Fannie Mae Grantor Trust 2005-T1				1.00 x 1 Month LIBOR + 0.46%
2.57%, 05/25/2035		246	245	CNH Equipment Trust 2016-C
1.00 x 1 Month LIBOR + 0.35%				1.76%, 09/15/2023	500	486
Fannie Mae Interest Strip				Towd Point Mortgage Trust
3.50%, 12/25/2043(c),(d)		1,748	325	4.25%, 10/25/2053(c),(e)	550	560

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Account September 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2017-6			6.50%, 05/01/2026	$1	$1
3.25%, 10/25/2057(c),(e)	$700	$635	6.50%, 05/01/2026	3	3
		$1,778	6.50%, 01/01/2028	4	5
TOTAL BONDS		$66,975	6.50%, 03/01/2028	3	3
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 10/01/2028	18	20
AGENCY OBLIGATIONS - 69.63%	Amount (000's) Value (000's)		6.50%, 11/01/2028	4	4
Federal Home Loan Mortgage Corporation (FHLMC) - 14.51%			6.50%, 12/01/2028	9	10
2.00%, 10/01/2031	$805	$755	6.50%, 03/01/2029	4	4
2.50%, 02/01/2028	802	779	6.50%, 07/01/2031	19	21
3.00%, 02/01/2027	285	282	6.50%, 08/01/2031	5	6
3.00%, 08/01/2042	799	771	6.50%, 10/01/2031	8	9
3.00%, 10/01/2042	1,172	1,133	6.50%, 10/01/2031	9	10
3.00%, 10/01/2042	587	567	6.50%, 12/01/2031	16	17
3.00%, 10/01/2042	1,107	1,069	6.50%, 02/01/2032	15	16
3.00%, 05/01/2043	826	798	6.50%, 05/01/2032	38	43
3.00%, 10/01/2046	852	821	6.50%, 04/01/2035	6	7
3.00%, 01/01/2047	1,137	1,095	7.00%, 09/01/2023	6	6
3.50%, 02/01/2032	1,270	1,275	7.00%, 12/01/2023	2	3
3.50%, 04/01/2042	1,778	1,764	7.00%, 01/01/2024	3	3
3.50%, 05/01/2042	640	635	7.00%, 09/01/2027	4	4
3.50%, 07/01/2042	2,302	2,283	7.00%, 01/01/2028	38	40
3.50%, 10/01/2042	601	596	7.00%, 04/01/2028	16	17
3.50%, 02/01/2044	945	936	7.00%, 05/01/2028	3	3
3.50%, 08/01/2045	978	969	7.00%, 10/01/2031	12	13
3.50%, 07/01/2046	788	781	7.00%, 10/01/2031	7	8
3.50%, 01/01/2047	2,187	2,163	7.00%, 04/01/2032	55	61
3.50%, 01/01/2048	1,132	1,120	7.50%, 10/01/2030	10	11
4.00%, 07/01/2042	836	852	7.50%, 02/01/2031	9	10
4.00%, 01/01/2043	1,139	1,161	7.50%, 02/01/2031	4	4
4.00%, 06/01/2043	1,355	1,378	7.50%, 02/01/2031	3	3
4.00%, 10/01/2045	1,366	1,392	8.00%, 10/01/2030	17	19
4.00%, 08/01/2047	1,653	1,682	8.50%, 07/01/2029	17	18
4.00%, 01/01/2048	1,347	1,372			$33,065
4.00%, 06/01/2048	970	987	Federal National Mortgage Association (FNMA) - 37.58%
4.31%, 09/01/2032	14	14	2.00%, 12/01/2031	1,026	963
1.00 x U.S. Treasury 1-Year Note + 2.23%			2.50%, 06/01/2027	1,280	1,246
4.50%, 11/01/2043	1,069	1,122	2.50%, 08/01/2028	874	849
5.00%, 10/01/2025	140	147	2.50%, 12/01/2028	564	549
5.00%, 02/01/2033	175	186	2.50%, 12/01/2031	966	933
5.00%, 06/01/2033	186	196	3.00%, 05/01/2029	942	934
5.00%, 01/01/2034	545	578	3.00%, 08/01/2031	1,873	1,856
5.00%, 07/01/2035	11	12	3.00%, 10/01/2036	693	676
5.00%, 07/01/2035	111	118	3.00%, 02/01/2037	598	583
5.00%, 07/01/2035	26	28	3.00%, 10/01/2042	1,636	1,580
5.00%, 10/01/2035	54	57	3.00%, 11/01/2042	1,789	1,728
5.50%, 03/01/2033	122	132	3.00%, 12/01/2042	1,585	1,530
5.50%, 04/01/2038	8	8	3.00%, 01/01/2043	814	786
5.50%, 05/01/2038	45	49	3.00%, 02/01/2043	1,157	1,117
6.00%, 12/01/2023	3	3	3.00%, 04/01/2043	1,031	993
6.00%, 05/01/2031	13	14	3.00%, 06/01/2043	2,030	1,961
6.00%, 12/01/2031	14	16	3.00%, 08/01/2043	1,417	1,368
6.00%, 09/01/2032	7	7	3.00%, 09/01/2046	1,638	1,577
6.00%, 11/01/2033	37	40	3.00%, 10/01/2046	1,135	1,089
6.00%, 11/01/2033	52	57	3.00%, 11/01/2046	1,712	1,649
6.00%, 09/01/2034	56	62	3.00%, 01/01/2047	1,005	967
6.00%, 02/01/2035	57	63	3.34%, 12/01/2033	131	136
6.00%, 10/01/2036	51	57	1.00 x 12 Month LIBOR + 1.60%
6.00%, 03/01/2037	40	44	3.50%, 08/01/2031	939	946
6.00%, 01/01/2038	8	8	3.50%, 02/01/2033	1,395	1,406
6.00%, 01/01/2038	97	108	3.50%, 02/01/2042	1,262	1,252
6.00%, 04/01/2038	61	67	3.50%, 09/01/2042	2,073	2,056
6.50%, 08/01/2021	1	2	3.50%, 11/01/2042	1,422	1,410
6.50%, 12/01/2021	10	11	3.50%, 12/01/2042	1,493	1,481
6.50%, 04/01/2022	14	14	3.50%, 02/01/2043	549	545
6.50%, 05/01/2022	8	8	3.50%, 09/01/2044	2,264	2,248
6.50%, 05/01/2023	13	13	3.50%, 10/01/2044	666	661
6.50%, 04/01/2024	3	3	3.50%, 11/01/2044	653	651
6.50%, 04/01/2026	2	3	3.50%, 03/01/2045	688	682

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2045	$1,532	$1,514	6.00%, 01/01/2033	$59	$65
3.50%, 06/01/2045	1,180	1,171	6.00%, 05/01/2037	168	178
3.50%, 09/01/2045	988	976	6.00%, 07/01/2037	158	173
3.50%, 10/01/2045	745	739	6.00%, 11/01/2037	3	3
3.50%, 11/01/2045	771	763	6.00%, 12/01/2037	8	9
3.50%, 01/01/2046	750	745	6.00%, 03/01/2038	64	70
3.50%, 03/01/2046	537	532	6.00%, 08/01/2038	323	356
3.50%, 04/01/2046	1,176	1,166	6.50%, 11/01/2023	19	21
3.50%, 03/01/2047	1,113	1,103	6.50%, 05/01/2024	9	10
3.50%, 10/01/2047	829	820	6.50%, 09/01/2024	11	12
3.52%, 12/01/2032	12	13	6.50%, 07/01/2025	11	12
1.00 x 12 Month LIBOR + 1.64%			6.50%, 08/01/2025	23	24
4.00%, 01/01/2034	592	607	6.50%, 02/01/2026	3	4
4.00%, 10/01/2037	1,081	1,100	6.50%, 03/01/2026	2	2
4.00%, 02/01/2041	1,577	1,609	6.50%, 05/01/2026	3	3
4.00%, 02/01/2042	931	948	6.50%, 06/01/2026	2	2
4.00%, 08/01/2043	540	552	6.50%, 07/01/2028	10	10
4.00%, 10/01/2043	461	468	6.50%, 09/01/2028	17	19
4.00%, 04/01/2044	349	357	6.50%, 02/01/2029	3	3
4.00%, 08/01/2044	609	622	6.50%, 03/01/2029	5	6
4.00%, 10/01/2044	1,776	1,802	6.50%, 04/01/2029	5	5
4.00%, 11/01/2044	575	588	6.50%, 06/01/2031	10	12
4.00%, 12/01/2044	969	989	6.50%, 06/01/2031	9	10
4.00%, 02/01/2045	991	1,013	6.50%, 01/01/2032	4	4
4.00%, 08/01/2045	928	948	6.50%, 04/01/2032	34	38
4.00%, 09/01/2045	2,076	2,120	6.50%, 08/01/2032	12	13
4.00%, 05/01/2046	1,772	1,806	6.50%, 11/01/2032	15	16
4.00%, 07/01/2046	815	830	6.50%, 02/01/2033	20	22
4.00%, 07/01/2047	1,163	1,185	6.50%, 12/01/2036	34	37
4.00%, 10/01/2047	1,007	1,025	6.50%, 07/01/2037	19	21
4.00%, 12/01/2047	931	948	6.50%, 07/01/2037	30	33
4.33%, 07/01/2034	20	21	6.50%, 02/01/2038	30	34
1.00 x U.S. Treasury 1-Year Note + 2.21%			7.00%, 08/01/2028	19	21
4.50%, 12/01/2019	6	6	7.00%, 12/01/2028	15	16
4.50%, 01/01/2020	24	24	7.00%, 10/01/2029	15	17
4.50%, 08/01/2039	1,888	1,967	7.00%, 05/01/2031	4	4
4.50%, 03/01/2042	492	514	7.00%, 11/01/2031	22	23
4.50%, 09/01/2043	1,981	2,077	7.50%, 04/01/2022	1	1
4.50%, 09/01/2043	894	938	7.50%, 11/01/2029	13	14
4.50%, 10/01/2043	1,033	1,080	8.00%, 05/01/2027	9	9
4.50%, 11/01/2043	1,153	1,209	8.00%, 09/01/2027	5	5
4.50%, 09/01/2045	850	890	8.00%, 06/01/2030	2	2
4.50%, 10/01/2045	1,076	1,126	8.50%, 10/01/2027	27	28
4.50%, 11/01/2045	1,531	1,601	9.00%, 09/01/2030	3	3
5.00%, 05/01/2033	1,370	1,463			$85,644
5.00%, 04/01/2035	106	113	Government National Mortgage Association (GNMA) - 7.78%
5.00%, 04/01/2035	137	146	3.00%, 04/15/2027	541	539
5.00%, 07/01/2035	6	6	3.00%, 11/15/2042	1,044	1,017
5.00%, 02/01/2038	428	457	3.00%, 12/15/2042	1,892	1,846
5.00%, 02/01/2040	1,498	1,601	3.00%, 02/15/2043	1,595	1,553
5.00%, 07/01/2041	1,172	1,252	3.50%, 01/15/2043	1,296	1,295
5.50%, 07/01/2019	2	2	3.50%, 05/15/2043	1,501	1,499
5.50%, 08/01/2019	1	1	3.50%, 06/20/2043	886	884
5.50%, 08/01/2019	2	2	3.50%, 04/20/2045	880	876
5.50%, 08/01/2019	18	18	3.50%, 09/20/2045	1,295	1,291
5.50%, 08/01/2019	1	1	3.50%, 06/20/2046	123	122
5.50%, 08/01/2019	1	1	3.50%, 02/20/2047	892	886
5.50%, 08/01/2019	2	2	3.50%, 05/20/2047	1,041	1,043
5.50%, 09/01/2019	8	8	3.50%, 11/20/2047	787	783
5.50%, 10/01/2019	2	2	4.00%, 08/15/2041	1,085	1,114
5.50%, 05/01/2024	10	10	4.00%, 07/20/2047	1,053	1,080
5.50%, 05/01/2033	15	15	4.50%, 07/15/2040	606	635
5.50%, 06/01/2033	69	75	5.00%, 09/15/2033	6	6
5.50%, 02/01/2037	5	6	5.00%, 02/15/2034	333	353
5.50%, 03/01/2038	122	132	5.00%, 09/15/2039	43	45
6.00%, 06/01/2022	15	16	5.50%, 11/15/2033	37	40
6.00%, 11/01/2028	13	14	5.50%, 05/20/2035	142	153
6.00%, 12/01/2031	10	11	5.50%, 03/15/2039	88	95

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(a)	Affiliated Security. Security is either an affiliate (and registered under the
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		Investment Company Act of 1940) or an affiliate as defined by the Investment
Government National Mortgage Association (GNMA) (continued)			Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
6.00%, 04/20/2026	$5	$5	voting shares of the security). Please see affiliated sub-schedule for
6.00%, 05/20/2026	4	4	transactional information.
6.00%, 03/20/2028	3	3	(b)	Current yield shown is as of period end.
6.00%, 06/20/2028	14	15	(c)	Certain variable rate securities are not based on a published reference rate
6.00%, 07/20/2028	8	9	and spread but are determined by the issuer or agent and are based on current
6.00%, 02/20/2029	9	9	market conditions. These securities do not indicate a reference rate and
6.00%, 03/20/2029	17	19	spread in their description. Rate shown is the rate in effect as of period end.
6.00%, 07/20/2029	19	21	(d)	Security is an Interest Only Strip.
6.00%, 07/20/2033	128	140	(e)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 12/20/2025	10	10	1933. These securities may be resold in transactions exempt from registration,
6.50%, 01/20/2026	6	6	normally to qualified institutional buyers. At the end of the period, the value of
6.50%, 02/20/2026	7	8	these securities totaled $11,983 or 5.26% of net assets.
6.50%, 03/20/2031	11	13
6.50%, 04/20/2031	12	14		Portfolio Summary (unaudited)
7.00%, 01/15/2028	1	1	Sector			Percent
7.00%, 01/15/2028	4	5	Mortgage Securities			88.11%
7.00%, 01/15/2028	1	1	Government			9.76%
7.00%, 01/15/2028	3	3	Investment Companies			2.43%
7.00%, 01/15/2028	1	1	Asset Backed Securities			1.15%
7.00%, 03/15/2028	59	61	Other Assets and Liabilities			(1.45)%
7.00%, 05/15/2028	7	7	TOTAL NET ASSETS			100.00%
7.00%, 01/15/2029	14	15
7.00%, 03/15/2029	4	4
7.00%, 05/15/2031	9	10
7.00%, 09/15/2031	31	34
7.00%, 06/15/2032	122	134
7.50%, 02/15/2023	1	1
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	7	7
7.50%, 09/15/2023	3	3
7.50%, 09/15/2023	1	1
7.50%, 10/15/2023	4	5
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	1	1
8.00%, 08/15/2026	2	3
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$17,734
U.S. Treasury - 9.76%
1.13%, 03/31/2020	1,500	1,464
2.00%, 02/15/2025	3,300	3,108
2.13%, 12/31/2022	2,400	2,322
3.13%, 05/15/2021	2,500	2,516
4.25%, 11/15/2040	2,550	2,984
4.50%, 02/15/2036	2,000	2,373
5.25%, 11/15/2028	2,800	3,331
6.25%, 08/15/2023	3,600	4,138
		$22,236
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$158,679
Total Investments		$231,198
Other Assets and Liabilities - (1.45)%		(3,306)
TOTAL NET ASSETS - 100.00%		$227,892

Affiliated Securities	December 31, 2017		Purchases	Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%		$2,862	$43,642	$40,960		$5,544
		$2,862	$43,642	$40,960		$5,544

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 1.97%		$30	$—	$—		$—
		$30	$—	$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2018 (unaudited)

COMMON STOCKS - 2.92%	Shares Held Value (000's)			Principal
Oil & Gas - 0.33%			BONDS (continued)	Amount (000’s) Value (000’s)
Riviera Resources Inc/Linn (a)	16,155	$347	Beverages (continued)
Roan Resources Inc (a)	16,155	288	Anheuser-Busch InBev Worldwide Inc
		$635	2.50%, 07/15/2022	$750	$724
Transportation - 2.59%					$1,711
Trailer Bridge Inc (a),(b),(c)	25,472	4,930	Biotechnology - 2.35%
TOTAL COMMON STOCKS		$5,565	Amgen Inc
INVESTMENT COMPANIES - 3.83%	Shares Held Value (000's)		3.63%, 05/15/2022	500	503
Money Market Funds - 3.83%			3.88%, 11/15/2021	1,000	1,014
Principal Government Money Market Fund	7,299,608	7,300	Celgene Corp
1.97%(d),(e)			3.45%, 11/15/2027	500	467
TOTAL INVESTMENT COMPANIES		$7,300	3.90%, 02/20/2028	500	481
	Principal		Gilead Sciences Inc
BONDS- 60.71%	Amount (000's) Value (000's)		3.65%, 03/01/2026	1,000	982
Apparel - 0.23%			4.40%, 12/01/2021	1,000	1,033
Under Armour Inc					$4,480
3.25%, 06/15/2026	$500	$441	Chemicals - 0.12%
Automobile Floor Plan Asset Backed Securities - 0.92%			Westlake Chemical Corp
Ally Master Owner Trust			3.60%, 08/15/2026	250	235
2.59%, 06/15/2022	1,000	1,002	Commercial Services - 0.66%
1.00 x 1 Month LIBOR + 0.43%			ERAC USA Finance LLC
Navistar Financial Dealer Note Master Owner			7.00%, 10/15/2037(f)	1,000	1,252
Trust II			Computers - 0.88%
2.80%, 09/25/2023(f)	750	750	Apple Inc
1.00 x 1 Month LIBOR + 0.63%			2.40%, 05/03/2023	1,750	1,682
		$1,752	Credit Card Asset Backed Securities - 0.26%
Automobile Manufacturers - 0.78%			Cabela's Credit Card Master Note Trust
American Honda Finance Corp			2.83%, 07/17/2023	500	503
2.60%, 11/19/2018	1,000	1,001	1.00 x 1 Month LIBOR + 0.67%
3 Month LIBOR + 0.28%			Diversified Financial Services - 1.20%
Ford Motor Credit Co LLC			GE Capital International Funding Co Unlimited
4.39%, 01/08/2026	500	476	Co
		$1,477	2.34%, 11/15/2020	413	404
Banks- 9.11%			Jefferies Group LLC
Bank of New York Mellon Corp/The			6.25%, 01/15/2036	1,425	1,441
2.80%, 05/04/2026	500	469	Jefferies Group LLC / Jefferies Group Capital
Citigroup Inc			Finance Inc
3.88%, 03/26/2025	1,000	972	4.15%, 01/23/2030	500	449
4.50%, 01/14/2022	1,000	1,028			$2,294
Goldman Sachs Group Inc/The			Electric - 7.53%
5.38%, 03/15/2020	2,000	2,062	Black Hills Corp
ING Bank NV			4.35%, 05/01/2033	500	490
5.00%, 06/09/2021(f)	1,000	1,036	Entergy Louisiana LLC
JPMorgan Chase & Co			3.25%, 04/01/2028	500	476
3.63%, 05/13/2024	1,000	991	4.20%, 09/01/2048	500	496
5.81%, 04/29/2049(g)	1,000	1,004	Entergy Texas Inc
3 Month LIBOR + 3.47%			2.55%, 06/01/2021	500	487
Morgan Stanley			GenOn Energy Inc
5.50%, 07/28/2021	1,000	1,053	0.00%, 10/15/2020(a)	750	506
6.25%, 08/09/2026	850	956	LG&E & KU Energy LLC
PNC Financial Services Group Inc/The			4.38%, 10/01/2021	1,000	1,019
6.75%, 07/29/2049(g),(h)	2,000	2,163	Metropolitan Edison Co
3 Month LIBOR + 3.68%			3.50%, 03/15/2023(f)	1,000	987
SunTrust Bank/Atlanta GA			Oncor Electric Delivery Co LLC
2.75%, 05/01/2023	1,000	963	7.00%, 09/01/2022	2,000	2,261
SunTrust Banks Inc			PacifiCorp
2.70%, 01/27/2022	500	487	5.25%, 06/15/2035	850	954
US Bancorp			6.25%, 10/15/2037	500	630
3.15%, 04/27/2027	2,000	1,906	Solar Star Funding LLC
3.60%, 09/11/2024	250	248	5.38%, 06/30/2035(f)	1,424	1,453
Wells Fargo & Co			Southwestern Electric Power Co
6.10%, 12/31/2049(g)	2,000	2,027	3.55%, 02/15/2022	1,000	1,002
3 Month LIBOR + 3.77%			3.85%, 02/01/2048	1,000	896
		$17,365	TransAlta Corp
Beverages - 0.90%			4.50%, 11/15/2022	1,750	1,711
Anheuser-Busch InBev Finance Inc			Tucson Electric Power Co
3.65%, 02/01/2026	500	486	3.85%, 03/15/2023	1,000	995
4.70%, 02/01/2036	500	501			$14,363

See accompanying notes.

     Schedule of Investments Income Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electronics - 0.66%			Oil & Gas (continued)
Corning Inc			W&T Offshore Inc
4.75%, 03/15/2042	$750	$749	8.50%, PIK 10.00%, 06/15/2021(f),(i),(j)	$566	$583
6.63%, 05/15/2019	500	511	9.00%, PIK 10.75%, 05/15/2020(f),(i),(j)	624	628
		$1,260	Whiting Petroleum Corp
Environmental Control - 0.79%			5.75%, 03/15/2021	1,250	1,281
Advanced Disposal Services Inc			XTO Energy Inc
5.63%, 11/15/2024(f)	500	504	6.75%, 08/01/2037	1,000	1,312
Republic Services Inc					$9,055
3.55%, 06/01/2022	1,000	999	Oil & Gas Services - 2.74%
		$1,503	Archrock Partners LP / Archrock Partners Finance
Food- 0.26%			Corp
Kraft Heinz Foods Co			6.00%, 04/01/2021	2,000	2,010
3.95%, 07/15/2025	500	493	Schlumberger Holdings Corp
Healthcare - Services - 1.76%			3.63%, 12/21/2022(f)	500	497
Encompass Health Corp			4.00%, 12/21/2025(f)	500	500
5.75%, 11/01/2024	500	504	Weatherford International Ltd
HCA Inc			4.50%, 04/15/2022	250	219
7.50%, 11/06/2033	250	271	5.13%, 09/15/2020	2,000	1,990
Roche Holdings Inc					$5,216
2.73%, 09/30/2019(f)	500	501	Other Asset Backed Securities - 1.83%
3 Month LIBOR + 0.34%			Drug Royalty II LP 2
Surgery Center Holdings Inc			3.48%, 07/15/2023(f)	465	464
8.88%, 04/15/2021(f)	2,000	2,083	Drug Royalty III LP 1
		$3,359	4.84%, 04/15/2027(f)	514	516
Housewares - 0.25%			1.00 x 3 Month LIBOR + 2.50%
Newell Brands Inc			PFS Financing Corp
4.20%, 04/01/2026	500	476	2.64%, 03/15/2021(f)	500	501
Insurance - 2.09%			1.00 x 1 Month LIBOR + 0.58%
Fidelity National Financial Inc			Trafigura Securitisation Finance PLC 2017-1
4.50%, 08/15/2028(f)	1,000	981	3.01%, 12/15/2020(f)	1,000	999
First American Financial Corp			1.00 x 1 Month LIBOR + 0.85%
4.30%, 02/01/2023	2,000	1,981	Verizon Owner Trust 2017-3
Prudential Financial Inc			2.44%, 04/20/2022(f)	1,000	1,000
7.38%, 06/15/2019	1,000	1,031	1.00 x 1 Month LIBOR + 0.27%
		$3,993			$3,480
Internet - 0.39%			Packaging & Containers - 0.56%
Amazon.com Inc			Sealed Air Corp
4.05%, 08/22/2047	750	739	6.88%, 07/15/2033(f)	1,000	1,075
Iron & Steel - 0.81%			Pharmaceuticals - 0.51%
Allegheny Technologies Inc			AbbVie Inc
5.95%, 01/15/2021	1,000	1,016	2.90%, 11/06/2022	1,000	971
7.88%, 08/15/2023	500	535	Pipelines - 4.18%
		$1,551	ANR Pipeline Co
Media- 3.06%			9.63%, 11/01/2021	1,000	1,176
21st Century Fox America Inc			Buckeye Partners LP
6.40%, 12/15/2035	1,000	1,275	3.95%, 12/01/2026	500	461
Comcast Corp			4.35%, 10/15/2024	500	490
6.45%, 03/15/2037	2,000	2,381	Columbia Pipeline Group Inc
Time Warner Cable LLC			4.50%, 06/01/2025	1,000	1,011
6.55%, 05/01/2037	1,500	1,627	El Paso Natural Gas Co LLC
6.75%, 06/15/2039	500	545	7.50%, 11/15/2026	2,100	2,500
		$5,828	Plains All American Pipeline LP / PAA Finance
			Corp
Miscellaneous Manufacturers - 0.08%			4.50%, 12/15/2026	500	499
General Electric Co			Southeast Supply Header LLC
5.30%, 02/11/2021	144	150	4.25%, 06/15/2024(f)	750	747
Oil & Gas - 4.75%			Southern Natural Gas Co LLC
BP Capital Markets America Inc			8.00%, 03/01/2032	850	1,092
3.94%, 09/21/2028	1,000	1,006			$7,976
Nabors Industries Inc			REITs - 8.10%
5.00%, 09/15/2020	1,000	1,009	Alexandria Real Estate Equities Inc
5.50%, 01/15/2023	250	246	4.30%, 01/15/2026	1,000	991
Petro-Canada			4.60%, 04/01/2022	1,250	1,283
9.25%, 10/15/2021	1,075	1,241	CBL & Associates LP
Phillips 66			5.95%, 12/15/2026	500	415
4.30%, 04/01/2022	1,000	1,028	CubeSmart LP
Rowan Cos Inc			4.80%, 07/15/2022	2,000	2,056
4.88%, 06/01/2022	750	721

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
HCP Inc			3.50%, 04/01/2042	$703	$697
3.75%, 02/01/2019	$1,000	$1,001	3.50%, 04/01/2042	1,404	1,392
Healthcare Realty Trust Inc			3.50%, 04/01/2045	666	657
3.63%, 01/15/2028	1,000	931	3.50%, 03/01/2048	1,448	1,430
Hospitality Properties Trust			4.00%, 02/01/2045	388	393
4.65%, 03/15/2024	750	746	4.00%, 02/01/2046	717	726
4.95%, 02/15/2027	1,000	980	4.00%, 06/01/2046	762	771
5.00%, 08/15/2022	750	768	4.50%, 07/01/2039	777	811
Omega Healthcare Investors Inc			4.50%, 10/01/2041	428	447
5.25%, 01/15/2026	500	506	5.00%, 08/01/2019	14	14
Physicians Realty LP			9.00%, 01/01/2025	2	3
4.30%, 03/15/2027	1,000	963			$10,395
Ventas Realty LP / Ventas Capital Corp			Federal National Mortgage Association (FNMA) - 13.37%
3.25%, 08/15/2022	1,750	1,717	3.00%, 03/01/2042	1,062	1,026
Welltower Inc			3.00%, 03/01/2042	957	924
6.13%, 04/15/2020	1,000	1,039	3.00%, 05/01/2042	539	521
Weyerhaeuser Co			3.00%, 06/01/2042	483	467
4.70%, 03/15/2021	2,000	2,049	3.00%, 06/01/2042	980	947
		$15,445	3.50%, 12/01/2040	773	767
Savings & Loans - 0.29%			3.50%, 12/01/2041	262	259
First Niagara Financial Group Inc			3.50%, 03/01/2042	429	425
7.25%, 12/15/2021	500	551	3.50%, 04/01/2042	836	829
Software - 0.76%			3.50%, 02/01/2043	547	542
Oracle Corp			3.50%, 03/01/2045	680	672
2.50%, 05/15/2022	500	487	3.50%, 06/01/2045	1,281	1,266
2.95%, 05/15/2025	1,000	959	3.50%, 11/01/2045	864	854
		$1,446	3.50%, 05/01/2046	770	761
Telecommunications - 1.90%			4.00%, 09/01/2040	1,046	1,064
Qwest Corp			4.00%, 10/01/2041	558	568
6.75%, 12/01/2021	2,000	2,134	4.00%, 10/01/2041	380	387
Sprint Corp			4.00%, 11/01/2041	606	616
7.88%, 09/15/2023	250	270	4.00%, 04/01/2042	346	352
Sprint Spectrum Co LLC / Sprint Spectrum Co II			4.00%, 11/01/2043	468	475
LLC / Sprint Spectrum Co III LLC			4.00%, 11/01/2043	1,289	1,314
3.36%, 03/20/2023(f)	188	187	4.00%, 02/01/2044	1,503	1,530
5.15%, 03/20/2028(f)	500	502	4.00%, 09/01/2044	445	450
T-Mobile USA Inc			4.00%, 09/01/2045	1,480	1,500
6.38%, 03/01/2025	500	521	4.00%, 08/01/2046	1,121	1,136
		$3,614	4.00%, 01/01/2047	818	827
Transportation - 0.00%			4.50%, 08/01/2040	651	678
Trailer Bridge Inc			4.50%, 12/01/2040	412	429
0.00%, 11/15/2018(a),(b),(c)	2,000	—	4.50%, 08/01/2041	420	438
TOTAL BONDS		$115,736	4.50%, 05/01/2044	589	610
	Principal		4.50%, 06/01/2046	616	636
CONVERTIBLE BONDS - 0.62%	Amount (000's) Value (000's)		4.50%, 05/01/2047	1,707	1,762
			4.50%, 05/01/2047	399	412
Insurance - 0.62%			6.50%, 04/01/2032	39	43
AmTrust Financial Services Inc					$25,487
2.75%, 12/15/2044	1,250	1,183
TOTAL CONVERTIBLE BONDS		$1,183	Government National Mortgage Association (GNMA) - 0.00%
SENIOR FLOATING RATE INTERESTS	Principal		9.00%, 02/15/2025	2	2
- 0.64%	Amount (000's) Value (000's)		U.S. Treasury - 13.05%
Pipelines - 0.26%			1.38%, 11/30/2018	1,000	999
BCP Renaissance Parent LLC			1.63%, 11/15/2022	1,000	949
5.84%, 10/31/2024(k)	$500	$503	1.75%, 05/15/2022	2,000	1,920
US LIBOR + 3.50%			2.00%, 11/15/2021	1,000	974
			2.00%, 11/15/2026	1,000	925
Software - 0.38%			2.25%, 08/15/2027	1,000	938
Ivanti Software Inc			2.50%, 05/15/2024	1,000	975
11.08%, 01/20/2025(k)	750	720	2.63%, 11/15/2020	2,000	1,991
US LIBOR + 9.00%			2.75%, 02/15/2024	1,000	989
TOTAL SENIOR FLOATING RATE INTERESTS		$1,223	2.75%, 11/15/2047	1,000	916
U.S. GOVERNMENT & GOVERNMENT	Principal		2.88%, 05/15/2043	1,000	945
AGENCY OBLIGATIONS - 31.87%	Amount (000's) Value (000's)		2.88%, 08/15/2045	1,000	942
Federal Home Loan Mortgage Corporation (FHLMC) - 5.45%			3.00%, 11/15/2044	1,000	965
3.00%, 10/01/2042	$587	$567	3.13%, 05/15/2021	1,000	1,006
3.00%, 11/01/2042	583	563	3.13%, 08/15/2044	1,000	988
3.00%, 12/01/2046	1,415	1,357	3.38%, 05/15/2044	1,000	1,031
3.50%, 10/01/2041	572	567	3.50%, 02/15/2039	1,000	1,054

See accompanying notes.

     Schedule of Investments Income Account September 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)	but they may be called by the issuer at an earlier date. Rate shown is as of
U.S. Treasury (continued)			period end.
3.63%, 02/15/2020	$2,000	$2,023	(h)	Rate shown is the rate in effect as of period end. The rate may be based on a
3.63%, 02/15/2044	1,000	1,074	fixed rate , variable rate, or floating rate.
3.75%, 08/15/2041	1,000	1,091	(i)	Certain variable rate securities are not based on a published reference rate
3.75%, 11/15/2043	2,000	2,190	and spread but are determined by the issuer or agent and are based on current
		$24,885	market conditions. These securities do not indicate a reference rate and
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			spread in their description. Rate shown is the rate in effect as of period end.
OBLIGATIONS		$60,769	(j)	Payment in kind; the issuer has the option of paying additional securities in
Total Investments		$191,776	lieu of cash.
Other Assets and Liabilities - (0.59)%		(1,117)	(k)	Rate information disclosed is based on an average weighted rate as of period
TOTAL NET ASSETS - 100.00%		$190,659	end.

(a) Non-income producing security			Portfolio Summary (unaudited)
(b)	The value of these investments was determined using significant unobservable		Sector	Percent
inputs.			Financial	21.41%
(c)	Fair value of these investments is determined in good faith by the Manager		Mortgage Securities	18.82%
under procedures established and periodically reviewed by the Board of			Government	13.05%
Directors. Certain inputs used in the valuation may be unobservable; however,			Energy	12.26%
each security is evaluated individually for purposes of ASC 820 which results			Utilities	7.53%
in not all securities being identified as Level 3 of the fair value hierarchy. At			Consumer, Non-cyclical	6.44%
the end of the period, the fair value of these securities totaled $4,930 or 2.59%			Communications	5.35%
of net assets.			Industrial	4.68%
(d)	Affiliated Security. Security is either an affiliate (and registered under the		Investment Companies	3.83%
Investment Company Act of 1940) or an affiliate as defined by the Investment			Asset Backed Securities	3.01%
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding			Technology	2.02%
voting shares of the security). Please see affiliated sub-schedule for			Consumer, Cyclical	1.26%
transactional information.			Basic Materials	0.93%
(e) Current yield shown is as of period end.			Other Assets and Liabilities	(0.59)%
(f)	Security exempt from registration under Rule 144A of the Securities Act of		TOTAL NET ASSETS	100.00%
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,746 or 9.31% of net assets.

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 1.97%	$8,980		$44,141	$45,821	$7,300
	$8,980		$44,141	$45,821	$7,300

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$49	$—		$—		$—
	$49	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments International Emerging Markets Account September 30, 2018 (unaudited)

COMMON STOCKS - 97.22%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Automobile Manufacturers - 1.79%			Healthcare - Services - 0.64%
Geely Automobile Holdings Ltd	358,000	$713	Bangkok Dusit Medical Services PCL	790,800	$623
Mahindra & Mahindra Ltd	85,791	1,019	Home Furnishings - 0.43%
		$1,732	Haier Electronics Group Co Ltd	154,000	417
Automobile Parts & Equipment - 1.04%			Insurance - 4.68%
Weichai Power Co Ltd	816,000	1,010	AIA Group Ltd	168,800	1,505
Banks - 16.66%			Cathay Financial Holding Co Ltd	581,000	998
Banco do Brasil SA	106,000	771	IRB Brasil Resseguros S/A	30,700	503
Banco Santander Brasil SA	82,900	732	Powszechny Zaklad Ubezpieczen SA	40,130	432
Bank Negara Indonesia Persero Tbk PT	604,800	300	Shin Kong Financial Holding Co Ltd	2,784,531	1,089
China Construction Bank Corp	2,979,902	2,605			$4,527
Credicorp Ltd	7,225	1,612	Internet - 14.29%
Grupo Financiero Banorte SAB de CV	268,600	1,943	Alibaba Group Holding Ltd ADR(b)	28,687	4,727
HDFC Bank Ltd	32,970	911	Baidu Inc ADR(b)	10,128	2,316
Industrial & Commercial Bank of China Ltd	1,585,000	1,157	Naspers Ltd	10,851	2,337
Kiatnakin Bank PCL	338,600	788	Tencent Holdings Ltd	108,700	4,438
Kotak Mahindra Bank Ltd	24,335	384			$13,818
Malayan Banking Bhd	589,800	1,395	Iron & Steel - 3.66%
OTP Bank Nyrt	19,980	740	POSCO	4,723	1,254
Postal Savings Bank of China Co Ltd (a)	953,000	599	Vale SA	154,521	2,286
Sberbank of Russia PJSC ADR	147,512	1,865			$3,540
Yes Bank Ltd	120,881	307	Machinery - Construction & Mining - 1.19%
		$16,109	Doosan Infracore Co Ltd (b)	56,753	501
Beverages - 1.89%			United Tractors Tbk PT	291,800	646
Ambev SA	198,000	902			$1,147
Wuliangye Yibin Co Ltd	93,398	922	Oil & Gas - 12.92%
		$1,824	China Petroleum & Chemical Corp	1,688,000	1,696
Building Materials - 1.94%			CNOOC Ltd	804,000	1,592
Anhui Conch Cement Co Ltd	94,298	504	LUKOIL PJSC ADR	39,333	3,012
China National Building Material Co Ltd	936,000	830	Polski Koncern Naftowy ORLEN SA	35,242	966
Xinyi Glass Holdings Ltd	432,000	545	PTT Exploration & Production PCL	289,400	1,389
		$1,879	PTT PCL	736,800	1,237
Commercial Services - 0.62%			Reliance Industries Ltd	111,685	1,938
New Oriental Education & Technology Group Inc	8,098	599	SK Innovation Co Ltd	3,415	662
ADR(b)					$12,492
Computers - 3.96%			Pharmaceuticals - 0.86%
Infosys Ltd	192,696	1,936	CSPC Pharmaceutical Group Ltd	392,000	829
Tata Consultancy Services Ltd	62,812	1,892	Real Estate - 0.99%
		$3,828	China Resources Land Ltd	274,000	960
Distribution & Wholesale - 0.55%			Retail - 1.82%
Sime Darby Bhd	841,300	530	Wal-Mart de Mexico SAB de CV	580,400	1,761
Diversified Financial Services - 4.44%			Semiconductors - 12.60%
CTBC Financial Holding Co Ltd	1,430,000	1,077	Chipbond Technology Corp	322,000	621
Hana Financial Group Inc	36,169	1,452	Samsung Electronics Co Ltd	125,504	5,253
Indiabulls Housing Finance Ltd	17,792	210	SK Hynix Inc	8,469	560
KB Financial Group Inc	26,812	1,306	Taiwan Semiconductor Manufacturing Co Ltd	674,164	5,753
Shriram Transport Finance Co Ltd	15,788	251			$12,187
		$4,296	Telecommunications - 2.41%
Electric - 0.80%			Advanced Info Service PCL	121,400	755
Tenaga Nasional BHD	207,300	775	China Telecom Corp Ltd	2,264,000	1,125
Electronics - 0.56%			Yangtze Optical Fibre and Cable Joint Stock Ltd	144,500	448
Yageo Corp	36,000	541	Co (a),(b)
Engineering & Construction - 0.74%					$2,328
Larsen & Toubro Ltd	40,563	712	TOTAL COMMON STOCKS		$94,005
Food - 2.61%			INVESTMENT COMPANIES - 1.82%	Shares Held Value (000's)
Tingyi Cayman Islands Holding Corp	258,000	474	Money Market Funds - 1.82%
Uni-President Enterprises Corp	606,000	1,581	Principal Government Money Market Fund	1,757,619	1,758
X5 Retail Group NV	20,503	464	1.97%(c),(d)
		$2,519	TOTAL INVESTMENT COMPANIES		$1,758
Forest Products & Paper - 1.93%			PREFERRED STOCKS - 0.94%	Shares Held Value (000's)
Mondi PLC	43,759	1,198	Holding Companies - Diversified - 0.94%
Suzano Papel e Celulose SA	56,000	666	Itausa - Investimentos Itau SA 0.06%	366,782	$913
		$1,864	TOTAL PREFERRED STOCKS		$913
Gas - 1.20%			Total Investments		$96,676
ENN Energy Holdings Ltd	61,000	530	Other Assets and Liabilities - 0.02%		18
GAIL India Ltd	120,062	628	TOTAL NET ASSETS - 100.00%		$96,694
		$1,158

See accompanying notes.

     Schedule of Investments International Emerging Markets Account September 30, 2018 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,047 or 1.08% of net assets.
(b)	Non-income producing security
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	28.05%
Taiwan, Province Of China	12.05%
Korea, Republic Of	11.36%
India	10.54%
Brazil	7.00%
Russian Federation	5.53%
Thailand	4.95%
Mexico	3.83%
Hong Kong	3.54%
Malaysia	2.79%
South Africa	2.42%
United States	1.82%
Peru	1.67%
Poland	1.45%
United Kingdom	1.24%
Indonesia	0.98%
Hungary	0.76%
Other Assets and Liabilities	0.02%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$1,056		$35,582	$34,880		$1,758
	$1,056		$35,582	$34,880		$1,758

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$23	$—		$—		$—
	$23	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap Growth Account September 30, 2018 (unaudited)

COMMON STOCKS - 99.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 2.02%			Retail (continued)
NIKE Inc	30,400	$2,576	Ulta Beauty Inc (a)	7,500	$2,116
Banks - 3.59%			Urban Outfitters Inc (a)	43,044	1,761
Capital One Financial Corp	19,050	1,808			$10,358
SVB Financial Group (a)	8,915	2,771	Semiconductors - 3.33%
		$4,579	Intel Corp	30,600	1,447
Biotechnology - 1.90%			NVIDIA Corp	6,100	1,714
Vertex Pharmaceuticals Inc (a)	12,604	2,429	QUALCOMM Inc	15,200	1,095
Chemicals - 1.44%					$4,256
Celanese Corp	16,150	1,841	Software - 8.81%
Commercial Services - 5.01%			Activision Blizzard Inc	30,400	2,529
FleetCor Technologies Inc (a)	10,833	2,468	Microsoft Corp	57,930	6,625
S&P Global Inc	8,748	1,709	ServiceNow Inc (a)	10,693	2,092
Worldpay Inc (a)	21,900	2,218			$11,246
		$6,395	Telecommunications - 3.01%
Computers - 3.05%			Arista Networks Inc (a)	7,074	1,881
Apple Inc	17,250	3,894	Cisco Systems Inc	40,450	1,968
Cosmetics & Personal Care - 2.03%					$3,849
Estee Lauder Cos Inc/The	17,861	2,596	Transportation - 4.46%
Diversified Financial Services - 8.66%			CSX Corp	21,600	1,600
Charles Schwab Corp/The	35,935	1,766	FedEx Corp	7,401	1,782
Mastercard Inc	15,548	3,461	XPO Logistics Inc (a)	20,313	2,319
T Rowe Price Group Inc	13,400	1,463			$5,701
Visa Inc	29,108	4,369	TOTAL COMMON STOCKS		$126,910
		$11,059	INVESTMENT COMPANIES - 1.26%	Shares Held Value (000's)
Engineering & Construction - 0.99%			Money Market Funds - 1.26%
Jacobs Engineering Group Inc	16,500	1,262	Principal Government Money Market Fund	1,612,972	1,613
			1.97%(b),(c)
Healthcare - Products - 11.15%			TOTAL INVESTMENT COMPANIES		$1,613
ABIOMED Inc (a)	2,900	1,304	Total Investments		$128,523
Align Technology Inc (a)	5,680	2,222	Other Assets and Liabilities - (0.64)%		(820)
Baxter International Inc	29,958	2,310	TOTAL NET ASSETS - 100.00%		$127,703
Boston Scientific Corp (a)	54,400	2,095
Intuitive Surgical Inc (a)	6,647	3,815
Thermo Fisher Scientific Inc	10,203	2,490	(a) Non-income producing security
		$14,236	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Healthcare - Services - 1.41%			Investment Company Act of 1940) or an affiliate as defined by the Investment
WellCare Health Plans Inc (a)	5,600	1,795	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Internet - 20.16%			voting shares of the security). Please see affiliated sub-schedule for
Alibaba Group Holding Ltd ADR(a)	10,105	1,665	transactional information.
Alphabet Inc - A Shares (a)	4,984	6,016	(c) Current yield shown is as of period end.
Amazon.com Inc (a)	3,249	6,508
Facebook Inc (a)	11,809	1,942	Portfolio Summary (unaudited)
GrubHub Inc (a)	12,500	1,733	Sector		Percent
Netflix Inc (a)	9,432	3,529	Consumer, Non-cyclical		23.59%
RingCentral Inc (a)	13,500	1,256	Communications		23.17%
Spotify Technology SA (a)	9,700	1,754	Technology		17.11%
Twitter Inc (a)	47,200	1,343	Financial		12.25%
		$25,746	Consumer, Cyclical		10.13%
Machinery - Construction & Mining - 2.56%			Industrial		9.07%
Caterpillar Inc	21,447	3,270	Energy		2.62%
Machinery - Diversified - 1.06%			Basic Materials		1.44%
Deere & Co	8,996	1,352	Investment Companies		1.26%
Office & Business Equipment - 1.92%			Other Assets and Liabilities		(0.64)%
Zebra Technologies Corp (a)	13,900	2,458	TOTAL NET ASSETS		100.00%
Oil & Gas - 2.62%
Diamondback Energy Inc	10,987	1,485
Pioneer Natural Resources Co	10,650	1,855
		$3,340
Pharmaceuticals - 2.09%
DexCom Inc (a)	9,900	1,416
Eli Lilly & Co	11,700	1,256
		$2,672
Retail - 8.11%
Chipotle Mexican Grill Inc (a)	2,100	955
Five Below Inc (a)	4,000	520
Lululemon Athletica Inc (a)	15,750	2,559
Target Corp	14,000	1,235
Tiffany & Co	9,400	1,212

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
September 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$1,377		$38,998	$38,762		$1,613
	$1,377		$38,998	$38,762		$1,613

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$22	$—		$—		$—
	$22	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2018 (unaudited)

COMMON STOCKS - 98.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.01%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	245	$6	Biogen Inc (a)	615	$217
Omnicom Group Inc	508	34	BioMarin Pharmaceutical Inc (a)	542	53
		$40	Bluebird Bio Inc (a)	112	16
Aerospace & Defense - 3.28%			Celgene Corp (a)	2,226	199
Boeing Co/The	22,293	8,290	Exact Sciences Corp (a)	368	29
Curtiss-Wright Corp	37	5	Exelixis Inc (a)	902	16
General Dynamics Corp	570	117	Gilead Sciences Inc	2,968	229
Harris Corp	384	65	Illumina Inc (a)	334	123
HEICO Corp	154	14	Incyte Corp (a)	539	37
HEICO Corp - Class A	278	21	Ionis Pharmaceuticals Inc (a)	383	20
Lockheed Martin Corp	516	179	Regeneron Pharmaceuticals Inc (a)	245	99
Northrop Grumman Corp	5,859	1,859	Sage Therapeutics Inc (a)	138	20
Raytheon Co	1,099	227	Seattle Genetics Inc (a)	329	25
Spirit AeroSystems Holdings Inc	8,327	764	Vertex Pharmaceuticals Inc (a)	14,771	2,847
TransDigm Group Inc (a)	156	58			$5,530
		$11,599	Building Materials - 0.04%
Agriculture - 0.57%			Armstrong World Industries Inc (a)	188	13
Altria Group Inc	6,669	402	Eagle Materials Inc	138	12
Philip Morris International Inc	19,636	1,601	Lennox International Inc	117	26
		$2,003	Martin Marietta Materials Inc	178	32
Airlines - 0.02%			Masco Corp	715	26
Delta Air Lines Inc	369	21	Vulcan Materials Co	381	42
Southwest Airlines Co	861	54			$151
		$75	Chemicals - 1.57%
Apparel - 0.59%			Axalta Coating Systems Ltd (a)	283	8
Carter's Inc	175	17	Celanese Corp	274	31
Columbia Sportswear Co	48	4	Chemours Co/The	574	23
Hanesbrands Inc	1,213	22	FMC Corp	173	15
Michael Kors Holdings Ltd (a)	284	20	International Flavors & Fragrances Inc	108	15
NIKE Inc	20,038	1,698	LyondellBasell Industries NV	567	58
Skechers U.S.A. Inc (a)	252	7	NewMarket Corp	25	10
VF Corp	3,479	325	PPG Industries Inc	116	13
		$2,093	Praxair Inc	585	94
Automobile Manufacturers - 0.72%			RPM International Inc	92	6
Tesla Inc (a)	9,587	2,538	Sherwin-Williams Co/The	11,559	5,262
			Versum Materials Inc	384	14
Automobile Parts & Equipment - 0.46%			Westlake Chemical Corp	116	10
Allison Transmission Holdings Inc	442	23	WR Grace & Co	155	11
Aptiv PLC	18,505	1,553			$5,570
Lear Corp	44	6
Visteon Corp (a)	76	7	Commercial Services - 4.70%
WABCO Holdings Inc (a)	186	22	Automatic Data Processing Inc	1,002	151
		$1,611	Booz Allen Hamilton Holding Corp	529	26
			Bright Horizons Family Solutions Inc (a)	160	19
Banks - 0.37%			Cintas Corp	19,051	3,769
Capital One Financial Corp	313	30	CoreLogic Inc/United States (a)	266	13
Comerica Inc	54	5	CoStar Group Inc (a)	118	50
East West Bancorp Inc	71	4	Ecolab Inc	400	63
Morgan Stanley	24,383	1,135	Euronet Worldwide Inc (a)	123	12
Northern Trust Corp	201	20	FleetCor Technologies Inc (a)	10,455	2,382
Pinnacle Financial Partners Inc	110	7	Gartner Inc (a)	294	47
Signature Bank/New York NY	118	14	Global Payments Inc	12,804	1,631
State Street Corp	213	18	Grand Canyon Education Inc (a)	160	18
SVB Financial Group (a)	130	40	H&R Block Inc	234	6
Synovus Financial Corp	77	3	Moody's Corp	380	63
Texas Capital Bancshares Inc (a)	108	9	Morningstar Inc	69	9
Western Alliance Bancorp (a)	205	12	PayPal Holdings Inc (a)	88,628	7,785
		$1,297	Robert Half International Inc	415	29
Beverages - 0.28%			Rollins Inc	349	21
Brown-Forman Corp - A Shares	194	10	S&P Global Inc	571	112
Coca-Cola Co/The	6,761	312	Sabre Corp	862	22
Constellation Brands Inc	358	77	Service Corp International/US	316	14
Keurig Dr Pepper Inc	712	16	ServiceMaster Global Holdings Inc (a)	446	28
Monster Beverage Corp (a)	1,280	75	Square Inc (a)	904	89
PepsiCo Inc	4,310	482	Total System Services Inc	612	60
		$972	TransUnion	611	45
Biotechnology - 1.56%			United Rentals Inc (a)	269	44
Alexion Pharmaceuticals Inc (a)	8,499	1,182	Verisk Analytics Inc (a)	522	63
Alnylam Pharmaceuticals Inc (a)	242	21	Western Union Co/The	673	13
Amgen Inc	1,917	397	WEX Inc (a)	149	30

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electronics - 3.30%
Worldpay Inc (a)	60	$6	Allegion PLC	278	$25
		$16,620	Amphenol Corp	46,668	4,388
Computers - 3.24%			FLIR Systems Inc	88	5
Accenture PLC - Class A	2,925	498	Fortive Corp	68,781	5,792
Apple Inc	29,030	6,553	Gentex Corp	693	15
Cognizant Technology Solutions Corp	3,754	290	Honeywell International Inc	7,993	1,330
Dell Technologies Inc Class V (a)	97	9	Mettler-Toledo International Inc (a)	81	49
EPAM Systems Inc (a)	192	26	Sensata Technologies Holding PLC (a)	339	17
Fortinet Inc (a)	493	46	Waters Corp (a)	230	45
Genpact Ltd	113,198	3,465			$11,666
International Business Machines Corp	3,061	463	Entertainment - 0.02%
NetApp Inc	864	74	International Game Technology PLC	110	2
Pure Storage Inc (a)	588	15	Lions Gate Entertainment Corp - A shares	136	3
Teradata Corp (a)	370	14	Lions Gate Entertainment Corp - B shares	149	4
		$11,453	Madison Square Garden Co/The (a)	9	3
Consumer Products - 0.08%			Six Flags Entertainment Corp	240	17
Avery Dennison Corp	279	30	Vail Resorts Inc	131	36
Church & Dwight Co Inc	677	40			$65
Clorox Co/The	361	54	Environmental Control - 0.37%
Kimberly-Clark Corp	1,387	158	Republic Services Inc	88	6
		$282	Waste Connections Inc	14,610	1,166
Cosmetics & Personal Care - 1.05%			Waste Management Inc	1,645	149
Colgate-Palmolive Co	361	24			$1,321
Estee Lauder Cos Inc/The	25,504	3,706	Food - 0.09%
		$3,730	Campbell Soup Co	458	17
Distribution & Wholesale - 0.05%			General Mills Inc	1,182	51
Fastenal Co	920	53	Hershey Co/The	426	43
HD Supply Holdings Inc (a)	248	11	Kellogg Co	424	30
KAR Auction Services Inc	443	27	McCormick & Co Inc/MD	36	5
LKQ Corp (a)	216	7	Post Holdings Inc (a)	138	13
Pool Corp	128	21	Sprouts Farmers Market Inc (a)	444	12
Watsco Inc	91	16	Sysco Corp	2,084	153
WW Grainger Inc	149	53	US Foods Holding Corp (a)	155	5
		$188			$329
Diversified Financial Services - 6.15%			Forest Products & Paper - 0.00%
Alliance Data Systems Corp	168	40	International Paper Co	160	8
American Express Co	1,633	174	Hand & Machine Tools - 0.01%
Ameriprise Financial Inc	89	13	Lincoln Electric Holdings Inc	225	21
Charles Schwab Corp/The	57,482	2,826	Healthcare - Products - 8.91%
CME Group Inc	70	12	ABIOMED Inc (a)	134	60
Credit Acceptance Corp (a)	38	17	Align Technology Inc (a)	181	71
Discover Financial Services	727	56	Baxter International Inc	686	53
E*TRADE Financial Corp (a)	220	11	Becton Dickinson and Co	12,935	3,376
Eaton Vance Corp	372	20	Boston Scientific Corp (a)	2,417	93
Evercore Inc - Class A	146	15	Bruker Corp	195	7
Interactive Brokers Group Inc - A Shares	226	12	Cantel Medical Corp	133	12
Intercontinental Exchange Inc	20,806	1,558	Cooper Cos Inc/The	29	8
Lazard Ltd	373	18	Danaher Corp	40,825	4,436
LPL Financial Holdings Inc	310	20	Edwards Lifesciences Corp (a)	23,346	4,065
Mastercard Inc	2,093	466	Henry Schein Inc (a)	109	9
OneMain Holdings Inc (a)	97	3	Hill-Rom Holdings Inc	166	16
Raymond James Financial Inc	143	13	ICU Medical Inc (a)	58	17
Santander Consumer USA Holdings Inc	173	3	IDEXX Laboratories Inc (a)	273	68
SEI Investments Co	424	26	Integra LifeSciences Holdings Corp (a)	195	13
Synchrony Financial	893	28	Intuitive Surgical Inc (a)	17,924	10,288
T Rowe Price Group Inc	809	88	Masimo Corp (a)	160	20
TD Ameritrade Holding Corp	21,638	1,143	Penumbra Inc (a)	102	15
Virtu Financial Inc	190	4	ResMed Inc	460	53
Visa Inc	101,302	15,204	Stryker Corp	19,194	3,410
		$21,770	Thermo Fisher Scientific Inc	22,015	5,373
Electric - 0.29%			Varian Medical Systems Inc (a)	304	34
Sempra Energy	8,979	1,021	West Pharmaceutical Services Inc	70	9
Electrical Components & Equipment - 0.05%					$31,506
AMETEK Inc	181	14	Healthcare - Services - 4.86%
Emerson Electric Co	1,958	150	Aetna Inc	557	113
Energizer Holdings Inc	156	9	Anthem Inc	7,034	1,928
Littelfuse Inc	71	14	Catalent Inc (a)	142	6
		$187	Centene Corp (a)	7,887	1,142

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Services (continued)			Iron & Steel - 0.00%
Charles River Laboratories International Inc (a)	128	$17	Steel Dynamics Inc	129	$6
Chemed Corp	58	18	Leisure Products & Services - 0.01%
Cigna Corp	19,943	4,153	Brunswick Corp/DE	74	5
DaVita Inc (a)	249	18	Polaris Industries Inc	202	20
Encompass Health Corp	345	27			$25
Envision Healthcare Corp (a)	129	6	Lodging - 0.82%
HCA Healthcare Inc	18,900	2,630	Choice Hotels International Inc	136	11
Humana Inc	3,256	1,102	Extended Stay America Inc	527	11
Laboratory Corp of America Holdings (a)	38	7	Hilton Grand Vacations Inc (a)	329	11
Molina Healthcare Inc (a)	184	27	Hilton Worldwide Holdings Inc	22,067	1,783
UnitedHealth Group Inc	20,200	5,374	Las Vegas Sands Corp	15,954	947
WellCare Health Plans Inc (a)	1,989	638	Marriott International Inc/MD	667	88
		$17,206	MGM Resorts International	221	6
Holding Companies - Diversified - 0.00%			Wyndham Destinations Inc	390	17
Spectrum Brands Holdings Inc	93	7	Wyndham Hotels & Resorts Inc	332	18
Home Builders - 0.03%					$2,892
DR Horton Inc	705	30	Machinery - Construction & Mining - 0.87%
Lennar Corp - A Shares	529	25	BWX Technologies Inc	45,972	2,875
Lennar Corp - B Shares	113	4	Caterpillar Inc	1,214	185
NVR Inc (a)	11	27			$3,060
PulteGroup Inc	387	10	Machinery - Diversified - 1.57%
Thor Industries Inc	162	14	Cognex Corp	532	30
Toll Brothers Inc	316	10	Deere & Co	736	111
		$120	Gardner Denver Holdings Inc (a)	212	6
Housewares - 0.01%			Graco Inc	585	27
Scotts Miracle-Gro Co/The	66	5	IDEX Corp	245	37
Toro Co/The	374	23	Nordson Corp	190	27
		$28	Rockwell Automation Inc	402	75
Insurance - 0.15%			Roper Technologies Inc	17,585	5,209
Alleghany Corp	9	6	Wabtec Corp	117	12
American International Group Inc	295	16	Xylem Inc/NY	342	27
Aon PLC	556	85			$5,561
Arch Capital Group Ltd (a)	261	8	Media - 0.15%
Axis Capital Holdings Ltd	57	3	AMC Networks Inc (a)	171	11
Berkshire Hathaway Inc - Class B (a)	834	179	Cable One Inc	16	14
Brown & Brown Inc	93	3	CBS Corp	1,068	61
Erie Indemnity Co	65	8	Charter Communications Inc (a)	287	94
Markel Corp (a)	5	6	FactSet Research Systems Inc	123	28
Marsh & McLennan Cos Inc	539	45	Sirius XM Holdings Inc	4,134	26
Progressive Corp/The	2,043	145	Walt Disney Co/The	2,432	284
RenaissanceRe Holdings Ltd	25	3			$518
Travelers Cos Inc/The	263	34	Mining - 0.01%
Voya Financial Inc	88	4	Royal Gold Inc	87	7
		$545	Southern Copper Corp	273	12
Internet - 21.83%					$19
Alibaba Group Holding Ltd ADR(a)	40,598	6,688	Miscellaneous Manufacturers - 0.89%
Alphabet Inc - A Shares (a)	6,840	8,257	3M Co	1,096	231
Alphabet Inc - C Shares (a)	8,518	10,166	AO Smith Corp	51,188	2,732
Amazon.com Inc (a)	12,811	25,660	Hexcel Corp	105	7
Booking Holdings Inc (a)	4,971	9,862	Illinois Tool Works Inc	768	109
CDW Corp/DE	491	44	Ingersoll-Rand PLC	447	46
eBay Inc (a)	461	15	Parker-Hannifin Corp	89	16
Expedia Group Inc	386	50	Textron Inc	172	12
F5 Networks Inc (a)	205	41			$3,153
Facebook Inc (a)	62,095	10,212	Office & Business Equipment - 0.01%
GoDaddy Inc (a)	560	47	Zebra Technologies Corp (a)	181	32
GrubHub Inc (a)	301	42
IAC/InterActiveCorp (a)	2,203	478	Oil & Gas - 0.06%
Match Group Inc (a)	266	15	Anadarko Petroleum Corp	660	44
Netflix Inc (a)	5,719	2,140	Antero Resources Corp (a)	389	7
Palo Alto Networks Inc (a)	285	64	Apache Corp	75	4
Proofpoint Inc (a)	174	18	Cabot Oil & Gas Corp	1,010	23
RingCentral Inc (a)	236	22	Cimarex Energy Co	36	3
Tencent Holdings Ltd ADR	79,923	3,264	Concho Resources Inc (a)	58	9
Twitter Inc (a)	2,269	65	Continental Resources Inc/OK (a)	128	9
Uber Technologies Inc (a),(b),(c),(d)	116	6	Diamondback Energy Inc	80	11
VeriSign Inc (a)	356	57	EOG Resources Inc	263	34
Zillow Group Inc - A Shares (a)	177	8	Kosmos Energy Ltd (a)	149	1
		$77,221	Newfield Exploration Co (a)	226	6

See accompanying notes.

     Schedule of Investments LargeCap Growth Account I

September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			Retail (continued)
Parsley Energy Inc (a)	552	$16	Copart Inc (a)	674	$35
Pioneer Natural Resources Co	327	57	Costco Wholesale Corp	21,182	4,975
		$224	Darden Restaurants Inc	216	24
Oil & Gas Services - 0.02%			Dollar General Corp	23,944	2,617
Halliburton Co	1,989	81	Dollar Tree Inc (a)	159	13
RPC Inc	70	1	Domino's Pizza Inc	135	40
		$82	Dunkin' Brands Group Inc	269	20
Packaging & Containers - 0.02%			Gap Inc/The	172	5
Berry Global Group Inc (a)	222	11	Home Depot Inc/The	4,705	975
Crown Holdings Inc (a)	405	19	L Brands Inc	219	7
Graphic Packaging Holding Co	201	3	Lowe's Cos Inc	1,881	216
Packaging Corp of America	297	33	Lululemon Athletica Inc (a)	308	50
Silgan Holdings Inc	116	3	McDonald's Corp	3,674	614
		$69	Michaels Cos Inc/The (a)	217	3
Pharmaceuticals - 4.05%			MSC Industrial Direct Co Inc	102	9
AbbVie Inc	4,888	462	Nordstrom Inc	414	25
Agios Pharmaceuticals Inc (a)	146	11	Nu Skin Enterprises Inc	93	8
Alkermes PLC (a)	473	20	O'Reilly Automotive Inc (a)	183	63
AmerisourceBergen Corp	532	49	Restaurant Brands International Inc	16,210	961
Bristol-Myers Squibb Co	1,983	123	Ross Stores Inc	20,624	2,044
DexCom Inc (a)	34,186	4,890	Starbucks Corp	3,062	174
Eli Lilly & Co	1,352	145	Tapestry Inc	232	12
Express Scripts Holding Co (a)	591	56	Tiffany & Co	86	11
Herbalife Nutrition Ltd (a)	118	6	TJX Cos Inc/The	40,684	4,557
Jazz Pharmaceuticals PLC (a)	183	31	Tractor Supply Co	407	37
Johnson & Johnson	1,765	244	Ulta Beauty Inc (a)	183	52
McKesson Corp	58	8	Urban Outfitters Inc (a)	297	12
Merck & Co Inc	19,131	1,357	Wendy's Co/The	712	12
Nektar Therapeutics (a)	532	32	Williams-Sonoma Inc	106	7
Neurocrine Biosciences Inc (a)	274	34	Yum China Holdings Inc	167	6
PRA Health Sciences Inc (a)	206	23	Yum! Brands Inc	216	20
Premier Inc (a)	130	6			$17,757
Sarepta Therapeutics Inc (a)	190	31	Semiconductors - 1.91%
TESARO Inc (a)	119	5	Advanced Micro Devices Inc (a)	2,067	64
Zoetis Inc	74,318	6,805	Analog Devices Inc	857	79
		$14,338	Applied Materials Inc	2,391	92
Pipelines - 0.02%			ASML Holding NV - NY Reg Shares	2,990	562
Cheniere Energy Inc (a)	447	31	Broadcom Inc	588	145
ONEOK Inc	635	43	Cypress Semiconductor Corp	908	13
		$74	KLA-Tencor Corp	511	52
			Lam Research Corp	521	79
Real Estate - 0.01%			Marvell Technology Group Ltd	597	12
CBRE Group Inc (a)	470	21	Maxim Integrated Products Inc	14,813	835
Howard Hughes Corp/The (a)	47	6	Microchip Technology Inc	722	57
		$27	Micron Technology Inc (a)	4,261	193
REITs - 1.97%			MKS Instruments Inc	191	15
Alexandria Real Estate Equities Inc	25	3	Monolithic Power Systems Inc	141	18
American Tower Corp	1,435	209	NVIDIA Corp	5,916	1,663
CoreSite Realty Corp	112	13	NXP Semiconductors NV	27,683	2,367
Crown Castle International Corp	13,626	1,517	ON Semiconductor Corp (a)	1,439	26
Equinix Inc	180	78	Skyworks Solutions Inc	426	39
Equity LifeStyle Properties Inc	262	25	Teradyne Inc	167	6
Extra Space Storage Inc	327	28	Texas Instruments Inc	3,632	390
Gaming and Leisure Properties Inc	225	8	Xilinx Inc	823	66
Hudson Pacific Properties Inc	63	2			$6,773
Lamar Advertising Co	233	18	Shipbuilding - 0.01%
Life Storage Inc	10	1	Huntington Ingalls Industries Inc	126	32
Omega Healthcare Investors Inc	50	2
Public Storage	550	111	Software - 15.60%
SBA Communications Corp (a)	29,586	4,752	Activision Blizzard Inc	12,944	1,077
Simon Property Group Inc	998	176	Adobe Systems Inc (a)	19,799	5,344
Taubman Centers Inc	182	11	Akamai Technologies Inc (a)	541	40
		$6,954	ANSYS Inc (a)	276	52
			Aspen Technology Inc (a)	257	29
Retail - 5.02%			athenahealth Inc (a)	142	19
Advance Auto Parts Inc	86	14	Atlassian Corp PLC (a)	320	31
AutoZone Inc (a)	76	59	Autodesk Inc (a)	26,691	4,166
Best Buy Co Inc	238	19	Black Knight Inc (a)	527	27
Burlington Stores Inc (a)	221	36	Broadridge Financial Solutions Inc	405	53
CarMax Inc (a)	343	25	Cadence Design Systems Inc (a)	966	44

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		CONVERTIBLE PREFERRED STOCKS
Software (continued)			- 0.29%		Shares Held Value (000's)
CDK Global Inc	483	$30	Internet - 0.29%
Cerner Corp (a)	476	31	Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		3,936	$462
Citrix Systems Inc (a)	469	52	Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	1,119	131
Dun & Bradstreet Corp/The	72	10	Uber Technologies Inc	0.00% (a),(b),(c),(d)	42	2
Electronic Arts Inc (a)	47,188	5,686	Uber Technologies Inc	0.00% (a),(b),(c),(d)	3,311	162
Fair Isaac Corp (a)	113	26	Uber Technologies Inc	0.00% (a),(b),(c),(d)	9	—
Fidelity National Information Services Inc	6,287	685	Uber Technologies Inc	0.00% (a),(b),(c),(d)	44	2
First Data Corp (a)	1,901	47	Uber Technologies Inc	0.00% (a),(b),(c),(d)	1	—
Fiserv Inc (a)	3,135	258	Uber Technologies Inc 0.00% (a),(b),(c),(d)		16	1
Intuit Inc	41,068	9,339	Uber Technologies Inc 0.00% (a),(b),(c),(d)		25	1
Jack Henry & Associates Inc	270	43	Uber Technologies Inc	0.00% (a),(b),(c),(d)	12	1
Manhattan Associates Inc (a)	290	16	Uber Technologies Inc	0.00% (a),(b),(c),(d)	5,745	280
Microsoft Corp	111,594	12,763	Uber Technologies Inc 0.00% (a),(b),(c),(d)		10	1
MSCI Inc	275	49				$1,043
Oracle Corp	635	33	TOTAL CONVERTIBLE PREFERRED STOCKS			$1,043
Paychex Inc	1,050	77	PREFERRED STOCKS - 0.06%		Shares Held Value (000's)
Paycom Software Inc (a)	173	27	Software - 0.06%
Pegasystems Inc	147	9	Magic Leap Inc 0.00% (a),(b),(c),(d)		5,653	153
PTC Inc (a)	391	42	Magic Leap Inc 0.00% (a),(c),(d)		1,903	51
RealPage Inc (a)	259	17				$204
Red Hat Inc (a)	16,760	2,284	TOTAL PREFERRED STOCKS			$204
salesforce.com Inc (a)	52,181	8,299	Total Investments			$354,018
ServiceNow Inc (a)	5,442	1,065	Other Assets and Liabilities - (0.06)%			(207)
Splunk Inc (a)	2,526	305	TOTAL NET ASSETS - 100.00%			$353,811
SS&C Technologies Holdings Inc	657	37
Synopsys Inc (a)	85	8
Take-Two Interactive Software Inc (a)	228	32	(a)	Non-income producing security
Tyler Technologies Inc (a)	131	32	(b)	The value of these investments was determined using significant unobservable
Ultimate Software Group Inc/The (a)	103	33	inputs.
Veeva Systems Inc (a)	396	43	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
VMware Inc (a)	12,331	1,925	information.
Workday Inc (a)	7,029	1,026	(d)	Fair value of these investments is determined in good faith by the Manager
		$55,211	under procedures established and periodically reviewed by the Board of
Telecommunications - 0.04%			Directors. Certain inputs used in the valuation may be unobservable; however,
Arista Networks Inc (a)	187	50	each security is evaluated individually for purposes of ASC 820 which results
LogMeIn Inc	151	14	in not all securities being identified as Level 3 of the fair value hierarchy. At
Motorola Solutions Inc	79	10	the end of the period, the fair value of these securities totaled $1,253 or 0.35%
T-Mobile US Inc (a)	617	43	of net assets.
Ubiquiti Networks Inc	93	9	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Zayo Group Holdings Inc (a)	611	21	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$147	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
			voting shares of the security). Please see affiliated sub-schedule for
Toys, Games & Hobbies - 0.01%			transactional information.
Hasbro Inc	290	31	(f)	Current yield shown is as of period end.
Transportation - 0.51%
CH Robinson Worldwide Inc	454	44
CSX Corp	1,860	138		Portfolio Summary (unaudited)
Expeditors International of Washington Inc	577	42	Sector			Percent
FedEx Corp	564	136	Consumer, Non-cyclical			26.15%
Genesee & Wyoming Inc (a)	77	7	Communications			22.32%
JB Hunt Transport Services Inc	289	34	Technology			20.82%
Kansas City Southern	6,731	763	Industrial			10.92%
Landstar System Inc	157	19	Financial			8.65%
Old Dominion Freight Line Inc	222	36	Consumer, Cyclical			7.76%
Schneider National Inc	110	3	Basic Materials			1.58%
Union Pacific Corp	2,490	405	Investment Companies			1.30%
United Parcel Service Inc	1,574	184	Utilities			0.46%
		$1,811	Energy			0.10%
Water - 0.17%			Diversified			0.00%
American Water Works Co Inc	7,030	618	Other Assets and Liabilities			(0.06)%
TOTAL COMMON STOCKS		$348,187	TOTAL NET ASSETS			100.00%
INVESTMENT COMPANIES - 1.30%	Shares Held Value (000's)
Money Market Funds - 1.30%
Principal Government Money Market Fund	4,584,129	4,584
1.97%(e),(f)
TOTAL INVESTMENT COMPANIES		$4,584

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases			Sales		September 30, 2018
	Value		Cost		Proceeds		Value
Principal Government Money Market Fund 1.97%	$7,803		$59,538		$62,757			$4,584
	$7,803		$59,538		$62,757			$4,584

	Realized Gain/Loss		Realized Gain from				Change in Unrealized
	Income	on Investments	Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 1.97%	$89	$—	— $					$—
	$89	$—	— $					$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost		Value	Percent of Net Assets
Airbnb Inc - Series D	4/16/2014				$160		$462	0.13%
Airbnb Inc - Series E	7/14/2015				104		131	0.04%
Magic Leap Inc	10/12/2017				51		51	0.01%
Magic Leap Inc	1/20/2016				130		153	0.04%
Uber Technologies Inc	1/16/2018				1		1	0.00%
Uber Technologies Inc	1/16/2018				4		6	0.00%
Uber Technologies Inc	1/16/2018				—		1	0.00%
Uber Technologies Inc	12/05/2014-01/16/2018				192		280	0.08%
Uber Technologies Inc	1/16/2018				—		1	0.00%
Uber Technologies Inc	1/16/2018				—		—	0.00%
Uber Technologies Inc	12/3/2015				162		162	0.05%
Uber Technologies Inc	1/16/2018				1		2	0.00%
Uber Technologies Inc	1/16/2018				1		1	0.00%
Uber Technologies Inc	1/16/2018				—		—	0.00%
Uber Technologies Inc	1/16/2018				2		2	0.00%
Total							$1,253	0.35%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2018	Long	7	$1,022					$—
Total					$			—

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2018 (unaudited)

COMMON STOCKS - 97.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.10%			Banks (continued)
Interpublic Group of Cos Inc/The	40,027	$916	SVB Financial Group (a)	5,552	$1,726
Omnicom Group Inc	23,411	1,592	US Bancorp	159,770	8,438
		$2,508	Wells Fargo & Co	452,244	23,770
Aerospace & Defense - 2.58%			Zions Bancorp NA	20,284	1,017
Arconic Inc	44,846	987			$179,575
Boeing Co/The	55,747	20,732	Beverages - 1.65%
General Dynamics Corp	29,058	5,949	Brown-Forman Corp - B Shares	17,585	889
Harris Corp	12,262	2,075	Coca-Cola Co/The	399,355	18,446
L3 Technologies Inc	8,172	1,737	Constellation Brands Inc	17,513	3,776
Lockheed Martin Corp	25,849	8,943	Molson Coors Brewing Co	19,527	1,201
Northrop Grumman Corp	18,166	5,765	Monster Beverage Corp (a)	41,507	2,419
Raytheon Co	29,764	6,151	PepsiCo Inc	147,561	16,498
Rockwell Collins Inc	17,148	2,409			$43,229
TransDigm Group Inc (a)	5,053	1,881	Biotechnology - 2.18%
United Technologies Corp	78,468	10,971	Alexion Pharmaceuticals Inc (a)	23,251	3,232
		$67,600	Amgen Inc	67,535	13,999
Agriculture - 1.07%			Biogen Inc (a)	21,019	7,426
Altria Group Inc	196,688	11,862	Celgene Corp (a)	73,389	6,568
Archer-Daniels-Midland Co	58,399	2,936	Gilead Sciences Inc	135,252	10,443
Philip Morris International Inc	162,189	13,225	Illumina Inc (a)	15,337	5,630
		$28,023	Incyte Corp (a)	18,407	1,272
Airlines - 0.46%			Regeneron Pharmaceuticals Inc (a)	8,084	3,266
Alaska Air Group Inc	12,847	885	Vertex Pharmaceuticals Inc (a)	26,664	5,139
American Airlines Group Inc	42,764	1,767			$56,975
Delta Air Lines Inc	65,639	3,796	Building Materials - 0.31%
Southwest Airlines Co	53,808	3,360	Fortune Brands Home & Security Inc	14,861	778
United Continental Holdings Inc (a)	23,891	2,128	Johnson Controls International plc	96,502	3,378
		$11,936	Martin Marietta Materials Inc	6,574	1,196
Apparel - 0.73%			Masco Corp	32,083	1,174
Hanesbrands Inc	37,613	693	Vulcan Materials Co	13,799	1,535
Michael Kors Holdings Ltd (a)	15,579	1,068			$8,061
NIKE Inc	133,599	11,319	Chemicals - 1.60%
PVH Corp	8,001	1,155	Air Products & Chemicals Inc	22,877	3,822
Ralph Lauren Corp	5,765	793	Albemarle Corp	11,316	1,129
Under Armour Inc - Class A (a)	19,413	412	CF Industries Holdings Inc	24,358	1,326
Under Armour Inc - Class C (a)	19,903	387	DowDuPont Inc	240,741	15,482
VF Corp	33,920	3,170	Eastman Chemical Co	14,741	1,411
		$18,997	FMC Corp	14,045	1,224
Automobile Manufacturers - 0.42%			International Flavors & Fragrances Inc	9,561	1,330
Ford Motor Co	408,459	3,778	LyondellBasell Industries NV	33,309	3,414
General Motors Co	136,900	4,610	Mosaic Co/The	36,999	1,202
PACCAR Inc	36,572	2,494	PPG Industries Inc	25,251	2,756
		$10,882	Praxair Inc	30,004	4,823
Automobile Parts & Equipment - 0.15%			Sherwin-Williams Co/The	8,573	3,902
Aptiv PLC	27,620	2,317			$41,821
BorgWarner Inc	21,792	932	Commercial Services - 1.94%
Goodyear Tire & Rubber Co/The	24,731	579	Automatic Data Processing Inc	45,708	6,886
		$3,828	Cintas Corp	8,981	1,777
Banks - 6.86%			Ecolab Inc	26,527	4,159
Bank of America Corp	969,178	28,552	Equifax Inc	12,562	1,640
Bank of New York Mellon Corp/The	95,984	4,894	FleetCor Technologies Inc (a)	9,224	2,102
BB&T Corp	80,803	3,922	Gartner Inc (a)	9,476	1,502
Capital One Financial Corp	49,917	4,739	Global Payments Inc	16,504	2,103
Citigroup Inc	262,571	18,837	H&R Block Inc	21,445	552
Citizens Financial Group Inc	49,659	1,915	IHS Markit Ltd (a)	37,219	2,008
Comerica Inc	17,881	1,613	Moody's Corp	17,419	2,912
Fifth Third Bancorp	69,524	1,941	Nielsen Holdings PLC	37,167	1,028
Goldman Sachs Group Inc/The	36,635	8,215	PayPal Holdings Inc (a)	123,497	10,848
Huntington Bancshares Inc/OH	115,209	1,719	Quanta Services Inc (a)	15,535	519
JPMorgan Chase & Co	350,658	39,568	Robert Half International Inc	12,776	899
KeyCorp	109,765	2,183	Rollins Inc	10,235	621
M&T Bank Corp	15,004	2,469	S&P Global Inc	26,240	5,127
Morgan Stanley	138,353	6,443	Total System Services Inc	17,508	1,729
Northern Trust Corp	23,295	2,379	United Rentals Inc (a)	8,634	1,413
PNC Financial Services Group Inc/The	48,443	6,597	Verisk Analytics Inc (a)	17,183	2,071
Regions Financial Corp	115,028	2,111	Western Union Co/The	46,665	889
State Street Corp	39,585	3,316			$50,785
SunTrust Banks Inc	48,071	3,211

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 5.86%			Electric (continued)
Accenture PLC - Class A	66,852	$11,378	PG&E Corp (a)	53,956	$2,482
Apple Inc	478,735	108,070	Pinnacle West Capital Corp	11,681	925
Cognizant Technology Solutions Corp	60,539	4,671	PPL Corp	72,989	2,136
DXC Technology Co	29,336	2,743	Public Service Enterprise Group Inc	52,722	2,783
Hewlett Packard Enterprise Co	153,546	2,504	SCANA Corp	14,880	579
HP Inc	165,102	4,255	Sempra Energy	28,530	3,245
International Business Machines Corp	95,232	14,400	Southern Co/The	105,809	4,613
NetApp Inc	27,051	2,323	WEC Energy Group Inc	32,920	2,198
Seagate Technology PLC	27,268	1,291	Xcel Energy Inc	53,115	2,508
Western Digital Corp	30,399	1,780			$70,014
		$153,415	Electrical Components & Equipment - 0.26%
Consumer Products - 0.33%			AMETEK Inc	24,193	1,914
Avery Dennison Corp	9,120	988	Emerson Electric Co	65,569	5,021
Church & Dwight Co Inc	25,603	1,520			$6,935
Clorox Co/The	13,365	2,010	Electronics - 1.30%
Kimberly-Clark Corp	36,271	4,122	Agilent Technologies Inc	33,257	2,346
		$8,640	Allegion PLC	9,911	898
Cosmetics & Personal Care - 1.21%			Amphenol Corp	31,336	2,946
Colgate-Palmolive Co	90,537	6,062	Corning Inc	84,515	2,983
Coty Inc	47,002	590	FLIR Systems Inc	14,400	885
Estee Lauder Cos Inc/The	23,385	3,398	Fortive Corp	32,090	2,702
Procter & Gamble Co/The (b)	259,707	21,616	Garmin Ltd	12,605	883
		$31,666	Honeywell International Inc	77,482	12,893
Distribution & Wholesale - 0.17%			Mettler-Toledo International Inc (a)	2,632	1,603
Fastenal Co	29,938	1,737	PerkinElmer Inc	11,552	1,124
LKQ Corp (a)	33,186	1,051	TE Connectivity Ltd	36,353	3,196
WW Grainger Inc	4,745	1,696	Waters Corp (a)	8,043	1,566
		$4,484			$34,025
Diversified Financial Services - 3.77%			Engineering & Construction - 0.07%
Affiliated Managers Group Inc	5,575	762	Fluor Corp	14,671	852
Alliance Data Systems Corp	4,932	1,165	Jacobs Engineering Group Inc	12,437	952
American Express Co	73,668	7,845			$1,804
Ameriprise Financial Inc	14,802	2,186	Environmental Control - 0.25%
BlackRock Inc	12,820	6,042	Pentair PLC	16,839	730
Cboe Global Markets Inc	11,667	1,120	Republic Services Inc	22,744	1,653
Charles Schwab Corp/The	125,457	6,166	Stericycle Inc (a)	8,960	526
CME Group Inc	35,536	6,049	Waste Management Inc	41,152	3,718
Discover Financial Services	35,752	2,733			$6,627
E*TRADE Financial Corp (a)	27,094	1,419	Food - 1.15%
Franklin Resources Inc	31,896	970	Campbell Soup Co	20,076	735
Intercontinental Exchange Inc	59,831	4,481	Conagra Brands Inc	40,859	1,388
Invesco Ltd	42,866	981	General Mills Inc	62,180	2,669
Jefferies Financial Group Inc	30,259	664	Hershey Co/The	14,582	1,487
Mastercard Inc	95,186	21,189	Hormel Foods Corp	28,367	1,118
Nasdaq Inc	12,015	1,031	JM Smucker Co/The	11,865	1,217
Raymond James Financial Inc	13,698	1,261	Kellogg Co	26,403	1,849
Synchrony Financial	71,099	2,210	Kraft Heinz Co/The	64,877	3,575
T Rowe Price Group Inc	25,372	2,770	Kroger Co/The	83,123	2,420
Visa Inc	185,368	27,822	McCormick & Co Inc/MD	12,652	1,667
		$98,866	Mondelez International Inc	153,015	6,574
Electric - 2.67%			Sysco Corp	49,891	3,654
AES Corp/VA	69,036	966	Tyson Foods Inc	30,876	1,838
Alliant Energy Corp	24,390	1,038			$30,191
Ameren Corp	25,460	1,610	Forest Products & Paper - 0.08%
American Electric Power Co Inc	51,429	3,645	International Paper Co	42,661	2,097
CenterPoint Energy Inc	51,308	1,419	Gas - 0.04%
CMS Energy Corp	29,554	1,448	NiSource Inc	37,876	944
Consolidated Edison Inc	32,458	2,473	Hand & Machine Tools - 0.13%
Dominion Energy Inc	68,209	4,794	Snap-on Inc	5,884	1,080
DTE Energy Co	18,964	2,069	Stanley Black & Decker Inc	15,965	2,338
Duke Energy Corp	74,322	5,947			$3,418
Edison International	33,992	2,301
Entergy Corp	18,868	1,531	Healthcare - Products - 3.64%
Evergy Inc	28,346	1,557	Abbott Laboratories	183,035	13,427
Eversource Energy	33,061	2,031	ABIOMED Inc (a)	4,682	2,106
Exelon Corp	100,778	4,400	Align Technology Inc (a)	7,625	2,983
FirstEnergy Corp	50,709	1,885	Baxter International Inc	51,839	3,996
NextEra Energy Inc	49,204	8,247	Becton Dickinson and Co	27,916	7,286
NRG Energy Inc	31,657	1,184	Boston Scientific Corp (a)	144,287	5,555

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet - 9.23%
Cooper Cos Inc/The	5,127	$1,421	Alphabet Inc - A Shares (a)	31,187	$37,645
Danaher Corp	64,247	6,981	Alphabet Inc - C Shares (a)	32,124	38,339
DENTSPLY SIRONA Inc	23,200	876	Amazon.com Inc (a)	42,746	85,620
Edwards Lifesciences Corp (a)	21,847	3,804	Booking Holdings Inc (a)	4,954	9,829
Henry Schein Inc (a)	15,975	1,358	eBay Inc (a)	97,049	3,204
Hologic Inc (a)	28,391	1,164	Expedia Group Inc	12,405	1,619
IDEXX Laboratories Inc (a)	9,034	2,255	F5 Networks Inc (a)	6,347	1,266
Intuitive Surgical Inc (a)	11,867	6,812	Facebook Inc (a)	251,622	41,382
Medtronic PLC	140,904	13,861	Netflix Inc (a)	45,433	16,998
ResMed Inc	14,890	1,717	Symantec Corp	64,848	1,380
Stryker Corp	32,389	5,755	TripAdvisor Inc (a)	10,673	545
Thermo Fisher Scientific Inc	42,025	10,257	Twitter Inc (a)	75,116	2,138
Varian Medical Systems Inc (a)	9,550	1,069	VeriSign Inc (a)	11,194	1,792
Zimmer Biomet Holdings Inc	21,228	2,791			$241,757
		$95,474	Iron & Steel - 0.08%
Healthcare - Services - 2.60%			Nucor Corp	33,006	2,094
Aetna Inc	34,128	6,923	Leisure Products & Services - 0.27%
Anthem Inc	27,121	7,432	Carnival Corp	42,075	2,683
Centene Corp (a)	21,415	3,100	Harley-Davidson Inc	17,377	787
Cigna Corp	25,391	5,288	Norwegian Cruise Line Holdings Ltd (a)	21,260	1,221
DaVita Inc (a)	13,235	948	Royal Caribbean Cruises Ltd	17,876	2,323
Envision Healthcare Corp (a)	12,637	578			$7,014
HCA Healthcare Inc	28,162	3,918	Lodging - 0.35%
Humana Inc	14,373	4,866	Hilton Worldwide Holdings Inc	31,110	2,513
IQVIA Holdings Inc (a)	16,908	2,194	Marriott International Inc/MD	30,049	3,967
Laboratory Corp of America Holdings (a)	10,631	1,846	MGM Resorts International	53,315	1,488
Quest Diagnostics Inc	14,258	1,539	Wynn Resorts Ltd	10,200	1,296
UnitedHealth Group Inc	100,419	26,715			$9,264
Universal Health Services Inc	8,982	1,148	Machinery - Construction & Mining - 0.36%
WellCare Health Plans Inc (a)	5,214	1,671	Caterpillar Inc	62,009	9,456
		$68,166
Home Builders - 0.14%			Machinery - Diversified - 0.63%
			Cummins Inc	15,676	2,290
DR Horton Inc	35,800	1,510	Deere & Co	33,563	5,045
Lennar Corp - A Shares	30,436	1,421	Dover Corp	15,412	1,364
PulteGroup Inc	27,274	676	Flowserve Corp	13,652	747
		$3,607	Rockwell Automation Inc	12,852	2,410
Home Furnishings - 0.05%			Roper Technologies Inc	10,783	3,194
Leggett & Platt Inc	13,581	594	Xylem Inc/NY	18,739	1,497
Whirlpool Corp	6,735	800			$16,547
		$1,394	Media - 2.10%
Housewares - 0.04%			CBS Corp	35,322	2,029
Newell Brands Inc	45,355	921	Charter Communications Inc (a)	18,629	6,071
Insurance - 3.86%			Comcast Corp - Class A	477,071	16,893
Aflac Inc	80,110	3,771	Discovery Inc – A Shares (a)	16,301	522
Allstate Corp/The	36,124	3,565	Discovery Inc – C Shares (a)	37,525	1,110
American International Group Inc	92,697	4,935	DISH Network Corp (a)	23,900	855
Aon PLC	25,317	3,893	News Corp - A Shares	40,001	527
Arthur J Gallagher & Co	19,052	1,418	News Corp - B Shares	12,913	176
Assurant Inc	5,506	594	Twenty-First Century Fox Inc - A Shares	109,974	5,095
Berkshire Hathaway Inc - Class B (a)	203,393	43,549	Twenty-First Century Fox Inc - B Shares	50,821	2,329
Brighthouse Financial Inc (a)	12,497	553	Viacom Inc - B Shares	36,875	1,245
Chubb Ltd	48,335	6,460	Walt Disney Co/The	155,170	18,145
Cincinnati Financial Corp	15,781	1,212			$54,997
Everest Re Group Ltd	4,262	974	Mining - 0.14%
Hartford Financial Services Group Inc/The	37,395	1,868	Freeport-McMoRan Inc	151,182	2,104
Lincoln National Corp	22,608	1,530	Newmont Mining Corp	55,652	1,681
Loews Corp	29,012	1,457			$3,785
Marsh & McLennan Cos Inc	52,686	4,358	Miscellaneous Manufacturers - 1.50%
MetLife Inc	103,798	4,849	3M Co	61,206	12,897
Progressive Corp/The	60,836	4,322	AO Smith Corp	15,080	805
Prudential Financial Inc	43,509	4,408	Eaton Corp PLC	45,209	3,921
Torchmark Corp	10,818	938	General Electric Co	906,786	10,238
Travelers Cos Inc/The	27,930	3,623	Illinois Tool Works Inc	32,188	4,542
Unum Group	22,820	892	Ingersoll-Rand PLC	25,595	2,618
Willis Towers Watson PLC	13,644	1,923	Parker-Hannifin Corp	13,811	2,540
		$101,092	Textron Inc	25,918	1,852
					$39,413

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Office & Business Equipment - 0.02%			REITs (continued)
Xerox Corp	23,156	$625	Boston Properties Inc	16,110	$1,983
Oil & Gas - 4.83%			Crown Castle International Corp	43,281	4,819
Anadarko Petroleum Corp	53,428	3,602	Digital Realty Trust Inc	21,502	2,419
Apache Corp	39,907	1,902	Duke Realty Corp	37,275	1,058
Cabot Oil & Gas Corp	46,032	1,037	Equinix Inc	8,295	3,591
Chevron Corp	199,920	24,446	Equity Residential	38,424	2,546
Cimarex Energy Co	9,947	925	Essex Property Trust Inc	6,891	1,700
Concho Resources Inc (a)	20,893	3,191	Extra Space Storage Inc	13,197	1,143
ConocoPhillips	121,248	9,385	Federal Realty Investment Trust	7,667	970
Devon Energy Corp	53,086	2,120	HCP Inc	49,020	1,290
EOG Resources Inc	60,430	7,709	Host Hotels & Resorts Inc	77,382	1,633
EQT Corp	27,544	1,218	Iron Mountain Inc	29,854	1,031
Exxon Mobil Corp	441,733	37,556	Kimco Realty Corp	43,966	736
Helmerich & Payne Inc	11,366	782	Macerich Co/The	11,039	610
Hess Corp	26,266	1,880	Mid-America Apartment Communities Inc	11,872	1,189
HollyFrontier Corp	16,912	1,182	Prologis Inc	65,679	4,452
Marathon Oil Corp	89,117	2,075	Public Storage	15,634	3,152
Marathon Petroleum Corp	69,898	5,590	Realty Income Corp	30,261	1,722
Newfield Exploration Co (a)	20,852	601	Regency Centers Corp	17,676	1,143
Noble Energy Inc	50,406	1,572	SBA Communications Corp (a)	11,982	1,925
Occidental Petroleum Corp	79,786	6,556	Simon Property Group Inc	32,262	5,702
Phillips 66	44,563	5,023	SL Green Realty Corp	9,032	881
Pioneer Natural Resources Co	17,778	3,097	UDR Inc	27,927	1,129
Valero Energy Corp	44,593	5,072	Ventas Inc	37,189	2,022
		$126,521	Vornado Realty Trust	18,060	1,318
Oil & Gas Services - 0.65%			Welltower Inc	38,814	2,497
Baker Hughes a GE Co	43,446	1,470	Weyerhaeuser Co	79,052	2,551
Halliburton Co	91,804	3,721			$66,619
National Oilwell Varco Inc	39,920	1,720	Retail - 5.24%
Schlumberger Ltd	144,410	8,797	Advance Auto Parts Inc	7,730	1,301
TechnipFMC PLC	44,576	1,393	AutoZone Inc (a)	2,759	2,140
		$17,101	Best Buy Co Inc	25,361	2,013
Packaging & Containers - 0.18%			CarMax Inc (a)	18,423	1,376
Ball Corp	35,883	1,579	Chipotle Mexican Grill Inc (a)	2,552	1,160
Packaging Corp of America	9,858	1,081	Copart Inc (a)	21,326	1,099
Sealed Air Corp	16,570	665	Costco Wholesale Corp	45,755	10,747
WestRock Co	26,625	1,423	Darden Restaurants Inc	12,944	1,439
		$4,748	Dollar General Corp	27,703	3,028
Pharmaceuticals - 5.97%			Dollar Tree Inc (a)	24,819	2,024
AbbVie Inc	157,990	14,943	Foot Locker Inc	12,198	622
Allergan PLC	33,292	6,341	Gap Inc/The	22,638	653
AmerisourceBergen Corp	16,704	1,540	Genuine Parts Co	15,310	1,522
Bristol-Myers Squibb Co	170,260	10,570	Home Depot Inc/The	119,376	24,729
Cardinal Health Inc	32,224	1,740	Kohl's Corp	17,394	1,297
CVS Health Corp	106,218	8,361	L Brands Inc	23,821	722
Eli Lilly & Co	99,727	10,702	Lowe's Cos Inc	84,616	9,715
Express Scripts Holding Co (a)	58,659	5,573	Macy's Inc	32,027	1,112
Johnson & Johnson	279,904	38,674	McDonald's Corp	80,945	13,541
McKesson Corp	20,844	2,765	Nordstrom Inc	11,959	715
Merck & Co Inc	277,481	19,685	O'Reilly Automotive Inc (a)	8,407	2,920
Mylan NV (a)	53,791	1,969	Ross Stores Inc	39,287	3,893
Nektar Therapeutics (a)	17,994	1,097	Starbucks Corp	140,761	8,001
Perrigo Co PLC	13,134	930	Tapestry Inc	30,052	1,511
Pfizer Inc (b)	611,623	26,954	Target Corp	54,918	4,844
Zoetis Inc	50,270	4,603	Tiffany & Co	11,366	1,466
		$156,447	TJX Cos Inc/The	65,424	7,329
			Tractor Supply Co	12,707	1,155
Pipelines - 0.38%			Ulta Beauty Inc (a)	5,926	1,672
Kinder Morgan Inc/DE	198,014	3,511	Walgreens Boots Alliance Inc	88,012	6,416
ONEOK Inc	42,906	2,908	Walmart Inc	149,730	14,061
Williams Cos Inc/The	126,179	3,431	Yum! Brands Inc	33,112	3,010
		$9,850			$137,233
Real Estate - 0.06%			Savings & Loans - 0.02%
CBRE Group Inc (a)	32,970	1,454	People's United Financial Inc	36,396	623
REITs - 2.54%			Semiconductors - 3.83%
Alexandria Real Estate Equities Inc	11,033	1,388	Advanced Micro Devices Inc (a)	89,507	2,765
American Tower Corp	45,994	6,683	Analog Devices Inc	38,777	3,585
Apartment Investment & Management Co	16,416	724	Applied Materials Inc	102,563	3,964
AvalonBay Communities Inc	14,421	2,612	Broadcom Inc	45,039	11,113

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 2.07%	Shares Held Value (000's)
Semiconductors (continued)			Exchange Traded Funds - 0.17%
Intel Corp	481,091	$22,751	iShares Core S&P 500 ETF	15,016	$4,396
IPG Photonics Corp (a)	3,760	587	Money Market Funds - 1.90%
KLA-Tencor Corp	16,288	1,657	Principal Government Money Market Fund	49,875,293	49,875
Lam Research Corp	16,441	2,494	1.97%(c),(d)
Microchip Technology Inc	24,576	1,939	TOTAL INVESTMENT COMPANIES		$54,271
Micron Technology Inc (a)	121,009	5,473	Total Investments		$2,617,528
NVIDIA Corp	63,435	17,827	Other Assets and Liabilities - 0.08%		2,195
Qorvo Inc (a)	13,109	1,008	TOTAL NET ASSETS - 100.00%		$2,619,723
QUALCOMM Inc	146,737	10,569
Skyworks Solutions Inc	18,675	1,694
Texas Instruments Inc	101,434	10,883	(a) Non-income producing security
Xilinx Inc	26,386	2,115	(b)	Security or a portion of the security was pledged to cover margin requirements
		$100,424	for futures contracts. At the end of the period, the value of these securities
Shipbuilding - 0.04%			totaled $7,296 or 0.28% of net assets.
Huntington Ingalls Industries Inc	4,521	1,158	(c)	Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the Investment
Software - 6.92%			Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Activision Blizzard Inc	79,544	6,617	voting shares of the security). Please see affiliated sub-schedule for
Adobe Systems Inc (a)	51,090	13,792	transactional information.
Akamai Technologies Inc (a)	17,686	1,294	(d) Current yield shown is as of period end.
ANSYS Inc (a)	8,794	1,642
Autodesk Inc (a)	22,808	3,561
Broadridge Financial Solutions Inc	12,137	1,601	Portfolio Summary (unaudited)
CA Inc	32,722	1,445	Sector		Percent
Cadence Design Systems Inc (a)	29,506	1,337	Consumer, Non-cyclical		21.74%
Cerner Corp (a)	34,325	2,211	Financial		17.11%
Citrix Systems Inc (a)	13,445	1,495	Technology		16.63%
Electronic Arts Inc (a)	31,804	3,832	Communications		14.43%
Fidelity National Information Services Inc	34,308	3,742	Industrial		9.28%
Fiserv Inc (a)	42,248	3,480	Consumer, Cyclical		8.13%
Intuit Inc	26,988	6,137	Energy		5.86%
Microsoft Corp	800,062	91,503	Utilities		2.77%
MSCI Inc	9,268	1,644	Investment Companies		2.07%
Oracle Corp	294,917	15,206	Basic Materials		1.90%
Paychex Inc	33,399	2,460	Other Assets and Liabilities		0.08%
Red Hat Inc (a)	18,505	2,522	TOTAL NET ASSETS		100.00%
salesforce.com Inc (a)	78,949	12,555
Synopsys Inc (a)	15,501	1,529
Take-Two Interactive Software Inc (a)	11,874	1,638
		$181,243
Telecommunications - 3.00%
Arista Networks Inc (a)	5,386	1,432
AT&T Inc	757,681	25,443
CenturyLink Inc	99,173	2,102
Cisco Systems Inc	476,952	23,204
Juniper Networks Inc	35,976	1,078
Motorola Solutions Inc	16,930	2,203
Verizon Communications Inc	431,105	23,017
		$78,479
Textiles - 0.04%
Mohawk Industries Inc (a)	6,616	1,160
Toys, Games & Hobbies - 0.07%
Hasbro Inc	12,183	1,280
Mattel Inc (a)	35,906	564
		$1,844
Transportation - 1.67%
CH Robinson Worldwide Inc	14,456	1,416
CSX Corp	85,124	6,303
Expeditors International of Washington Inc	18,188	1,337
FedEx Corp	25,385	6,113
JB Hunt Transport Services Inc	9,124	1,085
Kansas City Southern	10,658	1,207
Norfolk Southern Corp	29,219	5,274
Union Pacific Corp	77,157	12,564
United Parcel Service Inc	72,344	8,446
		$43,745
Water - 0.06%
American Water Works Co Inc	18,830	1,656
TOTAL COMMON STOCKS		$2,563,257

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$46,339		$308,036	$304,500		$49,875
	$46,339		$308,036	$304,500		$49,875

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$544	$—	— $			$—
	$544	$—	— $			$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2018	Long	339	$49,477			$(10)
Total						$(10)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account September 30, 2018 (unaudited)

COMMON STOCKS - 92.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.09%			Banks (continued)
Interpublic Group of Cos Inc/The	3,236	$74	SVB Financial Group (a)	449	$140
Omnicom Group Inc	1,894	129	US Bancorp	12,921	682
		$203	Wells Fargo & Co	36,574	1,922
Aerospace & Defense - 2.45%			Zions Bancorp NA	1,641	82
Arconic Inc	3,625	80			$14,523
Boeing Co/The	4,510	1,677	Beverages - 1.57%
General Dynamics Corp	2,350	481	Brown-Forman Corp - B Shares	1,422	72
Harris Corp	993	168	Coca-Cola Co/The	32,295	1,492
L3 Technologies Inc	661	140	Constellation Brands Inc	1,416	305
Lockheed Martin Corp	2,090	723	Molson Coors Brewing Co	1,578	97
Northrop Grumman Corp	1,469	466	Monster Beverage Corp (a)	3,357	196
Raytheon Co	2,408	498	PepsiCo Inc	11,933	1,334
Rockwell Collins Inc	1,385	195			$3,496
TransDigm Group Inc (a)	409	152	Biotechnology - 2.07%
United Technologies Corp	6,344	887	Alexion Pharmaceuticals Inc (a)	1,879	261
		$5,467	Amgen Inc	5,463	1,132
Agriculture - 1.02%			Biogen Inc (a)	1,702	601
Altria Group Inc	15,905	959	Celgene Corp (a)	5,936	531
Archer-Daniels-Midland Co	4,721	238	Gilead Sciences Inc	10,937	845
Philip Morris International Inc	13,114	1,069	Illumina Inc (a)	1,240	455
		$2,266	Incyte Corp (a)	1,488	103
Airlines - 0.43%			Regeneron Pharmaceuticals Inc (a)	653	264
Alaska Air Group Inc	1,039	71	Vertex Pharmaceuticals Inc (a)	2,156	416
American Airlines Group Inc	3,459	143			$4,608
Delta Air Lines Inc	5,308	307	Building Materials - 0.29%
Southwest Airlines Co	4,351	272	Fortune Brands Home & Security Inc	1,202	63
United Continental Holdings Inc (a)	1,932	172	Johnson Controls International plc	7,803	273
		$965	Martin Marietta Materials Inc	531	96
Apparel - 0.69%			Masco Corp	2,595	95
Hanesbrands Inc	3,041	56	Vulcan Materials Co	1,114	124
Michael Kors Holdings Ltd (a)	1,258	86			$651
NIKE Inc	10,803	915	Chemicals - 1.52%
PVH Corp	646	93	Air Products & Chemicals Inc	1,850	309
Ralph Lauren Corp	466	64	Albemarle Corp	916	91
Under Armour Inc - Class A (a)	1,569	33	CF Industries Holdings Inc	1,968	107
Under Armour Inc - Class C (a)	1,609	32	DowDuPont Inc	19,470	1,252
VF Corp	2,743	257	Eastman Chemical Co	1,193	114
		$1,536	FMC Corp	1,135	99
Automobile Manufacturers - 0.39%			International Flavors & Fragrances Inc	773	108
Ford Motor Co	33,031	305	LyondellBasell Industries NV	2,694	276
General Motors Co	11,070	373	Mosaic Co/The	2,991	97
PACCAR Inc	2,957	202	PPG Industries Inc	2,043	223
		$880	Praxair Inc	2,426	390
Automobile Parts & Equipment - 0.14%			Sherwin-Williams Co/The	693	316
Aptiv PLC	2,233	187			$3,382
BorgWarner Inc	1,761	75	Commercial Services - 1.84%
Goodyear Tire & Rubber Co/The	2,000	47	Automatic Data Processing Inc	3,697	557
		$309	Cintas Corp	728	144
Banks - 6.51%			Ecolab Inc	2,146	336
Bank of America Corp	78,380	2,309	Equifax Inc	1,015	133
Bank of New York Mellon Corp/The	7,763	396	FleetCor Technologies Inc (a)	747	170
BB&T Corp	6,535	317	Gartner Inc (a)	767	122
Capital One Financial Corp	4,037	383	Global Payments Inc	1,335	170
Citigroup Inc	21,235	1,523	H&R Block Inc	1,735	45
Citizens Financial Group Inc	4,016	155	IHS Markit Ltd (a)	3,009	162
Comerica Inc	1,445	130	Moody's Corp	1,408	235
Fifth Third Bancorp	5,623	157	Nielsen Holdings PLC	3,004	83
Goldman Sachs Group Inc/The	2,963	665	PayPal Holdings Inc (a)	9,986	877
Huntington Bancshares Inc/OH	9,316	139	Quanta Services Inc (a)	1,256	42
JPMorgan Chase & Co	28,359	3,200	Robert Half International Inc	1,034	73
KeyCorp	8,878	177	Rollins Inc	827	50
M&T Bank Corp	1,215	200	S&P Global Inc	2,121	414
Morgan Stanley	11,189	521	Total System Services Inc	1,414	140
Northern Trust Corp	1,883	192	United Rentals Inc (a)	700	115
PNC Financial Services Group Inc/The	3,918	534	Verisk Analytics Inc (a)	1,388	167
Regions Financial Corp	9,303	171	Western Union Co/The	3,774	72
State Street Corp	3,200	268			$4,107
SunTrust Banks Inc	3,888	260

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 5.56%			Electric (continued)
Accenture PLC - Class A	5,406	$920	PG&E Corp (a)	4,362	$201
Apple Inc	38,718	8,740	Pinnacle West Capital Corp	944	75
Cognizant Technology Solutions Corp	4,897	378	PPL Corp	5,901	172
DXC Technology Co	2,373	222	Public Service Enterprise Group Inc	4,262	225
Hewlett Packard Enterprise Co	12,418	203	SCANA Corp	1,201	47
HP Inc	13,353	344	Sempra Energy	2,306	262
International Business Machines Corp	7,700	1,164	Southern Co/The	8,555	373
NetApp Inc	2,188	188	WEC Energy Group Inc	2,661	177
Seagate Technology PLC	2,206	104	Xcel Energy Inc	4,293	203
Western Digital Corp	2,458	144			$5,660
		$12,407	Electrical Components & Equipment - 0.25%
Consumer Products - 0.31%			AMETEK Inc	1,956	155
Avery Dennison Corp	738	80	Emerson Electric Co	5,301	406
Church & Dwight Co Inc	2,069	123			$561
Clorox Co/The	1,081	163	Electronics - 1.23%
Kimberly-Clark Corp	2,933	333	Agilent Technologies Inc	2,688	190
		$699	Allegion PLC	801	73
Cosmetics & Personal Care - 1.15%			Amphenol Corp	2,533	238
Colgate-Palmolive Co	7,322	490	Corning Inc	6,835	241
Coty Inc	3,801	48	FLIR Systems Inc	1,164	72
Estee Lauder Cos Inc/The	1,890	275	Fortive Corp	2,594	218
Procter & Gamble Co/The	21,004	1,748	Garmin Ltd	1,019	71
		$2,561	Honeywell International Inc	6,268	1,043
Distribution & Wholesale - 0.16%			Mettler-Toledo International Inc (a)	215	131
Fastenal Co	2,420	140	PerkinElmer Inc	933	91
LKQ Corp (a)	2,682	85	TE Connectivity Ltd	2,939	258
WW Grainger Inc	385	138	Waters Corp (a)	652	127
		$363			$2,753
Diversified Financial Services - 3.58%			Engineering & Construction - 0.07%
Affiliated Managers Group Inc	452	62	Fluor Corp	1,186	69
Alliance Data Systems Corp	400	94	Jacobs Engineering Group Inc	1,006	77
American Express Co	5,959	635			$146
Ameriprise Financial Inc	1,197	177	Environmental Control - 0.24%
BlackRock Inc	1,038	489	Pentair PLC	1,362	59
Cboe Global Markets Inc	944	91	Republic Services Inc	1,840	134
Charles Schwab Corp/The	10,144	499	Stericycle Inc (a)	723	42
CME Group Inc	2,873	489	Waste Management Inc	3,329	301
Discover Financial Services	2,891	221			$536
E*TRADE Financial Corp (a)	2,192	115	Food - 1.09%
Franklin Resources Inc	2,579	78	Campbell Soup Co	1,623	60
Intercontinental Exchange Inc	4,840	362	Conagra Brands Inc	3,305	112
Invesco Ltd	3,465	79	General Mills Inc	5,027	216
Jefferies Financial Group Inc	2,448	54	Hershey Co/The	1,179	120
Mastercard Inc	7,699	1,714	Hormel Foods Corp	2,293	90
Nasdaq Inc	972	83	JM Smucker Co/The	959	98
Raymond James Financial Inc	1,106	102	Kellogg Co	2,134	149
Synchrony Financial	5,750	179	Kraft Heinz Co/The	5,245	289
T Rowe Price Group Inc	2,051	224	Kroger Co/The	6,723	196
Visa Inc	14,992	2,250	McCormick & Co Inc/MD	1,022	135
		$7,997	Mondelez International Inc	12,376	532
Electric - 2.54%			Sysco Corp	4,033	295
AES Corp/VA	5,581	78	Tyson Foods Inc	2,496	149
Alliant Energy Corp	1,971	84			$2,441
Ameren Corp	2,057	130	Forest Products & Paper - 0.08%
American Electric Power Co Inc	4,158	295	International Paper Co	3,451	170
CenterPoint Energy Inc	4,149	115	Gas - 0.03%
CMS Energy Corp	2,389	117	NiSource Inc	3,063	76
Consolidated Edison Inc	2,623	200	Hand & Machine Tools - 0.12%
Dominion Energy Inc	5,515	387	Snap-on Inc	477	88
DTE Energy Co	1,532	167	Stanley Black & Decker Inc	1,291	189
Duke Energy Corp	6,009	481			$277
Edison International	2,747	186
Entergy Corp	1,525	124	Healthcare - Products - 3.46%
Evergy Inc	2,291	126	Abbott Laboratories	14,801	1,086
Eversource Energy	2,672	164	ABIOMED Inc (a)	379	170
Exelon Corp	8,149	356	Align Technology Inc (a)	617	241
FirstEnergy Corp	4,100	152	Baxter International Inc	4,191	323
NextEra Energy Inc	3,979	667	Becton Dickinson and Co	2,257	589
NRG Energy Inc	2,559	96	Boston Scientific Corp (a)	11,667	449

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet - 8.76%
Cooper Cos Inc/The	415	$115	Alphabet Inc - A Shares (a)	2,521	$3,043
Danaher Corp	5,194	564	Alphabet Inc - C Shares (a)	2,598	3,101
DENTSPLY SIRONA Inc	1,877	71	Amazon.com Inc (a)	3,457	6,924
Edwards Lifesciences Corp (a)	1,768	308	Booking Holdings Inc (a)	402	798
Henry Schein Inc (a)	1,292	110	eBay Inc (a)	7,847	259
Hologic Inc (a)	2,293	94	Expedia Group Inc	1,004	131
IDEXX Laboratories Inc (a)	732	183	F5 Networks Inc (a)	515	103
Intuitive Surgical Inc (a)	959	550	Facebook Inc (a)	20,348	3,346
Medtronic PLC	11,394	1,121	Netflix Inc (a)	3,674	1,374
ResMed Inc	1,202	139	Symantec Corp	5,243	112
Stryker Corp	2,620	466	TripAdvisor Inc (a)	863	44
Thermo Fisher Scientific Inc	3,399	830	Twitter Inc (a)	6,073	173
Varian Medical Systems Inc (a)	771	86	VeriSign Inc (a)	905	145
Zimmer Biomet Holdings Inc	1,715	225			$19,553
		$7,720	Iron & Steel - 0.08%
Healthcare - Services - 2.47%			Nucor Corp	2,669	169
Aetna Inc	2,759	560	Leisure Products & Services - 0.25%
Anthem Inc	2,193	601	Carnival Corp	3,403	217
Centene Corp (a)	1,731	251	Harley-Davidson Inc	1,405	64
Cigna Corp	2,053	427	Norwegian Cruise Line Holdings Ltd (a)	1,720	99
DaVita Inc (a)	1,071	77	Royal Caribbean Cruises Ltd	1,444	187
Envision Healthcare Corp (a)	1,021	47			$567
HCA Healthcare Inc	2,278	317	Lodging - 0.34%
Humana Inc	1,163	394	Hilton Worldwide Holdings Inc	2,514	203
IQVIA Holdings Inc (a)	1,367	177	Marriott International Inc/MD	2,430	321
Laboratory Corp of America Holdings (a)	860	149	MGM Resorts International	4,310	120
Quest Diagnostics Inc	1,152	124	Wynn Resorts Ltd	824	105
UnitedHealth Group Inc	8,120	2,160			$749
Universal Health Services Inc	727	93	Machinery - Construction & Mining - 0.34%
WellCare Health Plans Inc (a)	422	135	Caterpillar Inc	5,016	765
		$5,512
Home Builders - 0.13%			Machinery - Diversified - 0.60%
			Cummins Inc	1,268	185
DR Horton Inc	2,893	122	Deere & Co	2,714	408
Lennar Corp - A Shares	2,460	115	Dover Corp	1,247	111
PulteGroup Inc	2,205	54	Flowserve Corp	1,103	60
		$291	Rockwell Automation Inc	1,041	195
Home Furnishings - 0.05%			Roper Technologies Inc	871	258
Leggett & Platt Inc	1,099	48	Xylem Inc/NY	1,515	121
Whirlpool Corp	544	65			$1,338
		$113	Media - 1.99%
Housewares - 0.03%			CBS Corp	2,856	164
Newell Brands Inc	3,669	74	Charter Communications Inc (a)	1,508	492
Insurance - 3.66%			Comcast Corp - Class A	38,581	1,366
Aflac Inc	6,479	305	Discovery Inc – A Shares (a)	1,317	42
Allstate Corp/The	2,921	288	Discovery Inc – C Shares (a)	3,033	90
American International Group Inc	7,498	399	DISH Network Corp (a)	1,931	69
Aon PLC	2,048	315	News Corp - A Shares	3,234	43
Arthur J Gallagher & Co	1,540	115	News Corp - B Shares	1,042	14
Assurant Inc	445	48	Twenty-First Century Fox Inc - A Shares	8,893	412
Berkshire Hathaway Inc - Class B (a)	16,449	3,522	Twenty-First Century Fox Inc - B Shares	4,108	188
Brighthouse Financial Inc (a)	1,011	45	Viacom Inc - B Shares	2,981	101
Chubb Ltd	3,909	522	Walt Disney Co/The	12,548	1,467
Cincinnati Financial Corp	1,276	98			$4,448
Everest Re Group Ltd	346	79	Mining - 0.14%
Hartford Financial Services Group Inc/The	3,023	151	Freeport-McMoRan Inc	12,225	170
Lincoln National Corp	1,829	124	Newmont Mining Corp	4,500	136
Loews Corp	2,345	118			$306
Marsh & McLennan Cos Inc	4,260	352	Miscellaneous Manufacturers - 1.43%
MetLife Inc	8,395	392	3M Co	4,951	1,043
Progressive Corp/The	4,919	349	AO Smith Corp	1,218	65
Prudential Financial Inc	3,520	357	Eaton Corp PLC	3,656	317
Torchmark Corp	875	76	General Electric Co (b)	73,332	828
Travelers Cos Inc/The	2,259	293	Illinois Tool Works Inc	2,602	367
Unum Group	1,846	72	Ingersoll-Rand PLC	2,071	212
Willis Towers Watson PLC	1,103	156	Parker-Hannifin Corp	1,116	205
		$8,176	Textron Inc	2,097	150
					$3,187

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Office & Business Equipment - 0.02%			REITs (continued)
Xerox Corp	1,871	$50	Boston Properties Inc	1,302	$160
Oil & Gas - 4.58%			Crown Castle International Corp	3,499	390
Anadarko Petroleum Corp	4,320	291	Digital Realty Trust Inc	1,738	196
Apache Corp	3,226	154	Duke Realty Corp	3,013	86
Cabot Oil & Gas Corp	3,723	84	Equinix Inc	672	291
Chevron Corp	16,166	1,977	Equity Residential	3,106	206
Cimarex Energy Co	804	75	Essex Property Trust Inc	558	138
Concho Resources Inc (a)	1,688	258	Extra Space Storage Inc	1,067	92
ConocoPhillips	9,805	759	Federal Realty Investment Trust	619	78
Devon Energy Corp	4,293	172	HCP Inc	3,963	104
EOG Resources Inc	4,886	623	Host Hotels & Resorts Inc	6,257	132
EQT Corp	2,226	98	Iron Mountain Inc	2,413	83
Exxon Mobil Corp (b)	35,723	3,037	Kimco Realty Corp	3,556	60
Helmerich & Payne Inc	919	63	Macerich Co/The	893	49
Hess Corp	2,125	152	Mid-America Apartment Communities Inc	958	96
HollyFrontier Corp	1,368	96	Prologis Inc	5,310	360
Marathon Oil Corp	7,205	168	Public Storage	1,263	255
Marathon Petroleum Corp	5,652	452	Realty Income Corp	2,446	139
Newfield Exploration Co (a)	1,685	49	Regency Centers Corp	1,428	92
Noble Energy Inc	4,075	127	SBA Communications Corp (a)	969	156
Occidental Petroleum Corp	6,451	530	Simon Property Group Inc	2,608	461
Phillips 66	3,603	406	SL Green Realty Corp	731	71
Pioneer Natural Resources Co	1,437	250	UDR Inc	2,257	91
Valero Energy Corp	3,607	410	Ventas Inc	3,006	163
		$10,231	Vornado Realty Trust	1,459	107
Oil & Gas Services - 0.62%			Welltower Inc	3,138	202
Baker Hughes a GE Co	3,512	119	Weyerhaeuser Co	6,392	206
Halliburton Co	7,423	301			$5,386
National Oilwell Varco Inc	3,227	139	Retail - 4.98%
Schlumberger Ltd	11,677	711	Advance Auto Parts Inc	626	105
TechnipFMC PLC	3,606	113	AutoZone Inc (a)	225	175
		$1,383	Best Buy Co Inc	2,052	163
Packaging & Containers - 0.17%			CarMax Inc (a)	1,491	111
Ball Corp	2,902	128	Chipotle Mexican Grill Inc (a)	209	95
Packaging Corp of America	796	87	Copart Inc (a)	1,723	89
Sealed Air Corp	1,340	54	Costco Wholesale Corp	3,700	869
WestRock Co	2,151	115	Darden Restaurants Inc	1,046	116
		$384	Dollar General Corp	2,239	245
Pharmaceuticals - 5.67%			Dollar Tree Inc (a)	2,006	164
AbbVie Inc	12,776	1,208	Foot Locker Inc	986	50
Allergan PLC	2,694	513	Gap Inc/The	1,830	53
AmerisourceBergen Corp	1,351	124	Genuine Parts Co	1,237	123
Bristol-Myers Squibb Co	13,768	855	Home Depot Inc/The	9,655	2,000
Cardinal Health Inc	2,606	141	Kohl's Corp	1,407	105
CVS Health Corp	8,588	676	L Brands Inc	1,927	58
Eli Lilly & Co	8,064	865	Lowe's Cos Inc	6,843	786
Express Scripts Holding Co (a)	4,743	451	Macy's Inc	2,588	90
Johnson & Johnson	22,636	3,128	McDonald's Corp	6,548	1,095
McKesson Corp	1,686	224	Nordstrom Inc	968	58
Merck & Co Inc	22,441	1,592	O'Reilly Automotive Inc (a)	681	237
Mylan NV (a)	4,349	159	Ross Stores Inc	3,178	315
Nektar Therapeutics (a)	1,454	89	Starbucks Corp	11,384	647
Perrigo Co PLC	1,063	75	Tapestry Inc	2,429	122
Pfizer Inc	49,462	2,180	Target Corp	4,443	392
Zoetis Inc	4,065	372	Tiffany & Co	918	118
		$12,652	TJX Cos Inc/The	5,290	593
			Tractor Supply Co	1,026	93
Pipelines - 0.36%			Ulta Beauty Inc (a)	481	136
Kinder Morgan Inc/DE	16,012	284	Walgreens Boots Alliance Inc	7,118	519
ONEOK Inc	3,468	235	Walmart Inc	12,109	1,137
Williams Cos Inc/The	10,203	277	Yum! Brands Inc	2,678	243
		$796			$11,102
Real Estate - 0.05%			Savings & Loans - 0.02%
CBRE Group Inc (a)	2,665	117	People's United Financial Inc	2,941	50
REITs - 2.41%			Semiconductors - 3.64%
Alexandria Real Estate Equities Inc	891	112	Advanced Micro Devices Inc (a)	7,237	223
American Tower Corp	3,718	540	Analog Devices Inc	3,135	290
Apartment Investment & Management Co	1,327	59	Applied Materials Inc	8,296	321
AvalonBay Communities Inc	1,166	211	Broadcom Inc	3,642	899

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 7.02%	Shares Held Value (000's)
Semiconductors (continued)			Exchange Traded Funds - 0.42%
Intel Corp	38,908	$1,840	iShares Core S&P 500 ETF	3,138	$919
IPG Photonics Corp (a)	306	48	Money Market Funds - 6.60%
KLA-Tencor Corp	1,316	134	Principal Government Money Market Fund	14,737,209	14,737
Lam Research Corp	1,331	202	1.97%(c),(d)
Microchip Technology Inc	1,987	157	TOTAL INVESTMENT COMPANIES		$15,656
Micron Technology Inc (a)	9,785	442	TOTAL PURCHASED OPTIONS - 0.31%		$691
NVIDIA Corp	5,130	1,442	Total Investments		$223,640
Qorvo Inc (a)	1,060	81	Other Assets and Liabilities - (0.21)%		(462)
QUALCOMM Inc	11,866	855	TOTAL NET ASSETS - 100.00%		$223,178
Skyworks Solutions Inc	1,511	137
Texas Instruments Inc	8,204	880
Xilinx Inc	2,133	171	(a) Non-income producing security
		$8,122	(b)	Security or a portion of the security was pledged to cover margin requirements
Shipbuilding - 0.04%			for futures contracts. At the end of the period, the value of these securities
Huntington Ingalls Industries Inc	368	94	totaled $1,667 or 0.75% of net assets.
			(c)	Affiliated Security. Security is either an affiliate (and registered under the
Software - 6.57%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Activision Blizzard Inc	6,432	535	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Adobe Systems Inc (a)	4,133	1,116	voting shares of the security). Please see affiliated sub-schedule for
Akamai Technologies Inc (a)	1,430	104	transactional information.
ANSYS Inc (a)	712	133	(d) Current yield shown is as of period end.
Autodesk Inc (a)	1,843	288
Broadridge Financial Solutions Inc	981	129
CA Inc	2,644	117	Portfolio Summary (unaudited)
Cadence Design Systems Inc (a)	2,385	108	Sector		Percent
Cerner Corp (a)	2,774	179	Consumer, Non-cyclical		20.65%
Citrix Systems Inc (a)	1,087	121	Financial		16.23%
Electronic Arts Inc (a)	2,573	310	Technology		15.79%
Fidelity National Information Services Inc	2,775	303	Communications		13.68%
Fiserv Inc (a)	3,417	281	Industrial		8.82%
Intuit Inc	2,182	496	Consumer, Cyclical		7.70%
Microsoft Corp (b)	64,701	7,400	Investment Companies		7.02%
MSCI Inc	749	133	Energy		5.56%
Oracle Corp	23,851	1,230	Utilities		2.63%
Paychex Inc	2,699	199	Basic Materials		1.82%
Red Hat Inc (a)	1,496	204	Purchased Options		0.31%
salesforce.com Inc (a)	6,383	1,015	Other Assets and Liabilities		(0.21)%
Synopsys Inc (a)	1,252	123	TOTAL NET ASSETS		100.00%
Take-Two Interactive Software Inc (a)	959	132
		$14,656
Telecommunications - 2.84%
Arista Networks Inc (a)	436	116
AT&T Inc	61,274	2,058
CenturyLink Inc	8,021	170
Cisco Systems Inc	38,573	1,877
Juniper Networks Inc	2,910	87
Motorola Solutions Inc	1,367	178
Verizon Communications Inc	34,863	1,861
		$6,347
Textiles - 0.04%
Mohawk Industries Inc (a)	535	94
Toys, Games & Hobbies - 0.07%
Hasbro Inc	984	103
Mattel Inc (a)	2,902	46
		$149
Transportation - 1.59%
CH Robinson Worldwide Inc	1,168	114
CSX Corp	6,885	510
Expeditors International of Washington Inc	1,470	108
FedEx Corp	2,054	495
JB Hunt Transport Services Inc	737	88
Kansas City Southern	861	97
Norfolk Southern Corp	2,364	427
Union Pacific Corp	6,242	1,016
United Parcel Service Inc	5,849	683
		$3,538
Water - 0.06%
American Water Works Co Inc	1,522	134
TOTAL COMMON STOCKS		$207,293

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017			Purchases		Sales	September 30, 2018
		Value			Cost		Proceeds			Value
Principal Government Money Market Fund 1.97%		$13,672			$46,131		$45,066 $			14,737
		$13,672			$46,131		$45,066 $			14,737

				Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income		on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.97%		$151	$		— $		— $			—
		$151	$		— $		— $			—
Amounts in thousands

Options

							Upfront			Unrealized
		Contracts/					Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares Notional Amount Exercise Price				Expiration Date	(Premiums)	Fair Value (Depreciation)
Call - S&P 500 Index	N/A	50		$5	$2,930.00	10/01/2018	$28	$	— $	(28)
Call - S&P 500 Index	N/A	125		$13	$2,980.00	10/22/2018	61		54	(7)
Put - S&P 500 Index	N/A	100		$10	$2,860.00	10/22/2018	111		107	(4)
Put - S&P 500 Index	N/A	200		$20	$2,860.00	11/19/2018	505		530	25
Total							$705		$691	$(14)
							Upfront			Unrealized
		Contracts/					Payments/		Appreciation/
Written Options Outstanding	Counterparty	Shares Notional Amount Exercise Price				Expiration Date	(Premiums)	Fair Value (Depreciation)
Call - S&P 500 Index	N/A	50		$5	$2,940.00	10/01/2018	$(13)	$	— $	13
Call - S&P 500 Index	N/A	125		$13	$3,010.00	10/22/2018	(26)		(23)	3
Put - S&P 500 Index	N/A	100		$10	$2,740.00	10/22/2018	(251)		(38)	213
Put - S&P 500 Index	N/A	200		$20	$2,820.00	11/19/2018	(377)		(419)	(42)
Total							$(667)		$(480)$	187
Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date		Type		Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2018		Long		30		$4,379 $				(11)
Total						$				(11)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap Value Account September 30, 2018 (unaudited)

COMMON STOCKS - 99.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.35%			Machinery - Diversified - 0.85%
General Dynamics Corp	7,169	$1,467	Cummins Inc	8,500	$1,242
L3 Technologies Inc	8,700	1,850	Miscellaneous Manufacturers - 0.95%
Lockheed Martin Corp	5,000	1,730	Crane Co	14,106	1,387
Raytheon Co	6,310	1,304	Oil & Gas - 13.08%
		$6,351	Chevron Corp	42,500	5,197
Airlines - 0.40%			ConocoPhillips	64,300	4,977
Copa Holdings SA	7,300	583	Exxon Mobil Corp	31,000	2,635
Apparel - 1.05%			Phillips 66	16,200	1,826
Michael Kors Holdings Ltd (a)	22,424	1,537	Valero Energy Corp	39,100	4,448
Automobile Parts & Equipment - 0.55%					$19,083
Lear Corp	5,580	809	Oil & Gas Services - 0.65%
Banks - 12.90%			Halliburton Co	23,500	952
Bank of America Corp	136,558	4,023	Packaging & Containers - 0.38%
Citigroup Inc	12,200	875	Owens-Illinois Inc (a)	29,300	551
Citizens Financial Group Inc	40,300	1,554	Pharmaceuticals - 9.69%
Comerica Inc	35,300	3,184	AbbVie Inc	6,100	577
JPMorgan Chase & Co	53,500	6,037	Express Scripts Holding Co (a)	25,413	2,415
Regions Financial Corp	38,360	704	Johnson & Johnson	49,550	6,846
TCF Financial Corp	42,100	1,003	McKesson Corp	5,400	716
Wells Fargo & Co	27,500	1,445	Pfizer Inc	81,400	3,587
		$18,825			$14,141
Biotechnology - 1.80%			Real Estate - 0.59%
Amgen Inc	12,663	2,625	CBRE Group Inc (a)	19,400	856
Chemicals - 1.99%			REITs - 3.02%
Huntsman Corp	75,900	2,067	Liberty Property Trust	18,420	778
LyondellBasell Industries NV	8,085	829	Prologis Inc	53,560	3,631
		$2,896			$4,409
Computers - 2.18%			Retail - 6.76%
Hewlett Packard Enterprise Co	59,694	974	Best Buy Co Inc	14,602	1,159
HP Inc	85,380	2,200	Burlington Stores Inc (a)	5,231	852
		$3,174	Macy's Inc	35,600	1,237
Cosmetics & Personal Care - 1.68%			Target Corp	26,859	2,369
Colgate-Palmolive Co	24,091	1,613	Walgreens Boots Alliance Inc	19,999	1,458
Procter & Gamble Co/The	10,130	843	Walmart Inc	29,740	2,793
		$2,456			$9,868
Diversified Financial Services - 3.60%			Semiconductors - 2.46%
Lazard Ltd	48,800	2,349	Intel Corp	75,966	3,592
Mastercard Inc	9,600	2,137	Software - 1.78%
Synchrony Financial	24,700	768	Dun & Bradstreet Corp/The	5,697	812
		$5,254	VMware Inc (a)	11,400	1,779
Electric - 4.24%					$2,591
Entergy Corp	33,600	2,726	Telecommunications - 6.48%
FirstEnergy Corp	23,290	866	AT&T Inc	15,900	534
NextEra Energy Inc	10,300	1,726	Cisco Systems Inc	140,500	6,835
Vistra Energy Corp (a)	35,039	872	Verizon Communications Inc	39,100	2,088
		$6,190			$9,457
Environmental Control - 1.46%			Transportation - 1.17%
Waste Management Inc	23,587	2,131	Norfolk Southern Corp	9,480	1,711
Healthcare - Products - 1.61%			TOTAL COMMON STOCKS		$145,727
Danaher Corp	21,620	2,349	INVESTMENT COMPANIES - 0.18%	Shares Held Value (000's)
Healthcare - Services - 3.99%			Money Market Funds - 0.18%
Anthem Inc	13,000	3,563	Principal Government Money Market Fund	269,424	269
Cigna Corp	5,300	1,104	1.97%(b),(c)
Humana Inc	3,390	1,147	TOTAL INVESTMENT COMPANIES		$269
		$5,814	Total Investments		$145,996
Insurance - 9.51%			Other Assets and Liabilities - (0.05)%		(80)
Aflac Inc	26,720	1,258	TOTAL NET ASSETS - 100.00%		$145,916
American Financial Group Inc/OH	13,900	1,542
Berkshire Hathaway Inc - Class B (a)	30,442	6,518	(a) Non-income producing security
Prudential Financial Inc	18,700	1,895	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Reinsurance Group of America Inc	6,100	882	Investment Company Act of 1940) or an affiliate as defined by the Investment
Unum Group	45,700	1,785	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
		$13,880	voting shares of the security). Please see affiliated sub-schedule for
Iron & Steel - 0.32%			transactional information.
Reliance Steel & Aluminum Co	5,400	461	(c) Current yield shown is as of period end.
Lodging - 0.38%
Extended Stay America Inc	27,300	552

See accompanying notes.

Schedule of Investments
LargeCap Value Account
September 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	29.62%
Consumer, Non-cyclical	18.77%
Energy	13.73%
Industrial	9.16%
Consumer, Cyclical	9.14%
Communications	6.48%
Technology	6.42%
Utilities	4.24%
Basic Materials	2.31%
Investment Companies	0.18%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$930		$8,660	$9,321		$269
	$930		$8,660	$9,321		$269

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$4	$—	— $			$—
	$4	$—	— $			$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Account
September 30, 2018 (unaudited)

COMMON STOCKS - 99.57%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.27%			Machinery - Diversified - 1.91%
HEICO Corp - Class A	10,899	$823	Cognex Corp	2,776	$155
TransDigm Group Inc (a)	64,298	23,938	Roper Technologies Inc	36,954	10,946
		$24,761			$11,101
Banks - 2.41%			Media - 4.95%
First Republic Bank/CA	108,349	10,401	Liberty Broadband Corp - A Shares (a)	24,858	2,096
M&T Bank Corp	21,768	3,582	Liberty Broadband Corp - C Shares (a)	49,794	4,198
		$13,983	Liberty Global PLC - A Shares (a)	17,556	508
Beverages - 0.40%			Liberty Global PLC - C Shares (a)	233,550	6,577
Brown-Forman Corp - B Shares	45,956	2,323	Liberty Media Corp-Liberty Braves - A Shares (a)	6,136	167
Building Materials - 3.29%			Liberty Media Corp-Liberty Braves - C Shares (a)	22,134	603
Martin Marietta Materials Inc	53,024	9,648	Liberty Media Corp-Liberty Formula One - A	20,688	736
Summit Materials Inc (a)	104,733	1,904	Shares (a)
Vulcan Materials Co	67,464	7,502	Liberty Media Corp-Liberty Formula One - C	182,853	6,800
		$19,054	Shares (a)
Chemicals - 1.44%			Liberty Media Corp-Liberty SiriusXM - A Shares	39,220	1,704
			(a)
Air Products & Chemicals Inc	49,845	8,327	Liberty Media Corp-Liberty SiriusXM - C Shares	122,236	5,311
Commercial Services - 12.71%			(a)
AMERCO	11,238	4,008			$28,700
Brookfield Business Partners LP	17,461	799
Gartner Inc (a)	119,775	18,984	Miscellaneous Manufacturers - 1.39%
IHS Markit Ltd (a)	195,372	10,542	Colfax Corp (a)	223,246	8,050
Moody's Corp	48,182	8,056	Pharmaceuticals - 0.04%
S&P Global Inc	45,342	8,859	Elanco Animal Health Inc (a)	6,823	238
TransUnion	147,464	10,851	Private Equity - 7.70%
Verisk Analytics Inc (a)	96,043	11,578	Brookfield Asset Management Inc	587,923	26,180
		$73,677	Kennedy-Wilson Holdings Inc	215,619	4,636
Distribution & Wholesale - 1.64%			KKR & Co Inc	264,344	7,209
Fastenal Co	52,248	3,031	Onex Corp	97,890	6,604
HD Supply Holdings Inc (a)	64,808	2,773			$44,629
KAR Auction Services Inc	61,542	3,674	Real Estate - 3.12%
		$9,478	Brookfield Property Partners LP	98,617	2,060
Electric - 2.08%			CBRE Group Inc (a)	238,537	10,520
Brookfield Infrastructure Partners LP	244,586	9,754	Howard Hughes Corp/The (a)	44,528	5,531
Brookfield Renewable Partners LP	76,562	2,315			$18,111
		$12,069	REITs - 4.74%
Electronics - 1.25%			Equinix Inc	13,128	5,683
Mettler-Toledo International Inc (a)	11,887	7,239	SBA Communications Corp (a)	135,512	21,767
Entertainment - 2.11%					$27,450
Live Nation Entertainment Inc (a)	116,140	6,326	Retail - 13.78%
Vail Resorts Inc	21,484	5,896	CarMax Inc (a)	237,232	17,714
		$12,222	Copart Inc (a)	183,947	9,479
Healthcare - Products - 0.30%			Dollar General Corp	60,934	6,660
IDEXX Laboratories Inc (a)	7,050	1,760	O'Reilly Automotive Inc (a)	62,421	21,680
			Restaurant Brands International Inc	267,770	15,874
Home Builders - 1.21%			Ross Stores Inc	85,491	8,472
Lennar Corp - A Shares	96,361	4,499			$79,879
Lennar Corp - B Shares	1,475	57
NVR Inc (a)	1,003	2,478	Semiconductors - 1.35%
		$7,034	Microchip Technology Inc	99,441	7,847
Insurance - 10.90%			Software - 8.13%
Aon PLC	57,583	8,855	ANSYS Inc (a)	46,672	8,713
Arch Capital Group Ltd (a)	272,992	8,138	Autodesk Inc (a)	74,697	11,661
Brown & Brown Inc	242,015	7,156	Black Knight Inc (a)	221,572	11,510
Fidelity National Financial Inc	318,063	12,516	CDK Global Inc	60,775	3,802
Markel Corp (a)	16,560	19,682	Guidewire Software Inc (a)	32,113	3,244
Progressive Corp/The	94,556	6,717	MSCI Inc	21,507	3,815
Trisura Group Ltd (a)	4,276	91	RealPage Inc (a)	66,476	4,381
		$63,155			$47,126
Internet - 3.35%			Telecommunications - 1.58%
Liberty Expedia Holdings Inc (a)	37,692	1,773	EchoStar Corp (a)	22,033	1,022
Shopify Inc (a)	4,681	770	GCI Liberty Inc (a)	87,253	4,450
VeriSign Inc (a)	80,057	12,819	Motorola Solutions Inc	28,509	3,710
Wix.com Ltd (a)	33,862	4,053			$9,182
		$19,415	Textiles - 0.91%
Lodging - 2.61%			Mohawk Industries Inc (a)	29,929	5,248
Hilton Worldwide Holdings Inc	130,463	10,539	TOTAL COMMON STOCKS		$577,190
Hyatt Hotels Corp	57,714	4,593
		$15,132

See accompanying notes.

     Schedule of Investments MidCap Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.48%	Shares Held Value (000's)
Money Market Funds - 0.48%
Principal Government Money Market Fund	2,756,916	$2,757
1.97%(b),(c)
TOTAL INVESTMENT COMPANIES		$2,757
Total Investments		$579,947
Other Assets and Liabilities - (0.05)%		(292)
TOTAL NET ASSETS - 100.00%		$579,655

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.87%
Consumer, Cyclical	22.26%
Consumer, Non-cyclical	13.45%
Industrial	12.11%
Communications	9.88%
Technology	9.48%
Utilities	2.08%
Basic Materials	1.44%
Investment Companies	0.48%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$1,423		$39,722	$38,388		$2,757
	$1,423		$39,722	$38,388		$2,757

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$16	$—	— $			$—
	$16	$—	— $			$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Multi-Asset Income Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 101.10%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 78.85%
Global Diversified Income Fund (a)	11,987	$161,819
Global Real Estate Securities Fund (a)	2,416	23,294
International Fund I (a)	1,448	22,860
Preferred Securities Fund (a)	5,495	54,459
Real Estate Debt Income Fund (a)	2,652	25,011
		$287,443
Principal Funds, Inc. Institutional Class - 22.25%
Equity Income Fund (a)	771	25,374
High Yield Fund I (a)	5,756	55,493
		$80,867
TOTAL INVESTMENT COMPANIES		$368,310
Total Investments		$368,310
Other Assets and Liabilities - (1.10)%		(3,993)
TOTAL NET ASSETS - 100.00%		$364,317

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Specialty Funds	44.40%
Fixed Income Funds	37.05%
International Equity Funds	12.69%
Domestic Equity Funds	6.96%
Other Assets and Liabilities	(1.10)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds	Value
Equity Income Fund	$17,588	$9,333		$2,624		$25,374
Global Diversified Income Fund	118,272	69,040		18,847		161,819
Global Real Estate Securities Fund	16,575	8,909		2,538		23,294
High Yield Fund	39,385	17,570		55,868		—
High Yield Fund I	—	58,724		2,959		55,493
International Fund I	18,280	9,234		2,727		22,860
Preferred Securities Fund	39,532	23,538		6,373		54,459
Real Estate Debt Income Fund	17,458	10,700		2,970		25,011
	$267,090	$207,048		$94,906		$368,310

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Equity Income Fund	$387	$5	$		— $	1,072
Global Diversified Income Fund	4,980	6			—	(6,652)
Global Real Estate Securities Fund	252	6			—	342
High Yield Fund	1,197	(99)			—	(988)
High Yield Fund I	1,060	(7)			—	(265)
International Fund I	—	(14)			—	(1,913)
Preferred Securities Fund	1,897	—			—	(2,238)
Real Estate Debt Income Fund	601	(1)			—	(176)
	$10,374	$(104	) $		— $	(10,818)
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account September 30, 2018 (unaudited)

COMMON STOCKS - 98.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 3.23%			Healthcare - Products - 5.73%
Boeing Co/The	3,591	$1,335	Abbott Laboratories	18,615	$1,366
Northrop Grumman Corp	8,461	2,685	Becton Dickinson and Co	6,826	1,782
Teledyne Technologies Inc (a)	4,843	1,195	Edwards Lifesciences Corp (a)	9,497	1,653
		$5,215	Medtronic PLC	18,493	1,819
Airlines - 1.49%			Thermo Fisher Scientific Inc	8,649	2,111
Alaska Air Group Inc	17,364	1,196	Varian Medical Systems Inc (a)	4,581	513
Delta Air Lines Inc	20,823	1,204			$9,244
		$2,400	Healthcare - Services - 1.41%
Apparel - 1.33%			UnitedHealth Group Inc	7,025	1,869
Deckers Outdoor Corp (a)	10,015	1,188	Universal Health Services Inc	3,228	413
NIKE Inc	11,312	958			$2,282
		$2,146	Home Builders - 0.91%
Automobile Manufacturers - 0.51%			Thor Industries Inc	17,484	1,463
PACCAR Inc	12,174	830	Insurance - 1.75%
Automobile Parts & Equipment - 0.29%			Chubb Ltd	9,182	1,227
Autoliv Inc	5,390	467	Fidelity National Financial Inc	40,444	1,592
Banks - 8.01%					$2,819
East West Bancorp Inc	24,828	1,499	Internet - 8.86%
Goldman Sachs Group Inc/The	2,755	618	Alibaba Group Holding Ltd ADR(a)	7,579	1,249
JPMorgan Chase & Co	51,335	5,792	Alphabet Inc - A Shares (a)	3,221	3,888
PNC Financial Services Group Inc/The	26,025	3,544	Alphabet Inc - C Shares (a)	1,794	2,141
US Bancorp	27,793	1,468	Amazon.com Inc (a)	2,301	4,609
		$12,921	Booking Holdings Inc (a)	421	835
Beverages - 1.82%			Facebook Inc (a)	9,452	1,555
Keurig Dr Pepper Inc	27,944	647			$14,277
PepsiCo Inc	20,429	2,284	Machinery - Diversified - 0.87%
		$2,931	Deere & Co	8,183	1,230
Biotechnology - 1.94%			Roper Technologies Inc	560	166
Biogen Inc (a)	5,440	1,922			$1,396
Gilead Sciences Inc	15,535	1,200	Media - 3.16%
		$3,122	Comcast Corp - Class A	51,346	1,818
Chemicals - 2.86%			Nexstar Media Group Inc	13,030	1,061
Albemarle Corp	7,635	762	Walt Disney Co/The	18,941	2,215
DowDuPont Inc	15,401	990			$5,094
FMC Corp	20,023	1,746	Miscellaneous Manufacturers - 0.83%
HB Fuller Co	21,399	1,106	3M Co	6,384	1,345
		$4,604	Oil & Gas - 5.55%
Commercial Services - 1.23%			Chevron Corp	16,920	2,069
Aaron's Inc	29,069	1,583	Cimarex Energy Co	16,478	1,531
PayPal Holdings Inc (a)	4,540	399	Royal Dutch Shell PLC - B shares ADR	49,172	3,488
		$1,982	Valero Energy Corp	16,283	1,852
Computers - 4.63%					$8,940
Apple Inc	33,090	7,470	Pharmaceuticals - 4.53%
Consumer Products - 1.23%			Bristol-Myers Squibb Co	17,305	1,074
Church & Dwight Co Inc	33,429	1,985	Johnson & Johnson	18,002	2,487
Distribution & Wholesale - 1.32%			Merck & Co Inc	23,252	1,650
KAR Auction Services Inc	35,604	2,125	Pfizer Inc	47,446	2,091
					$7,302
Diversified Financial Services - 3.87%			REITs - 3.41%
Ameriprise Financial Inc	13,046	1,926
Charles Schwab Corp/The	18,712	920	Alexandria Real Estate Equities Inc	22,320	2,808
Discover Financial Services	28,947	2,213	American Tower Corp	6,864	997
Visa Inc	7,891	1,184	Simon Property Group Inc	9,567	1,691
		$6,243			$5,496
Electric - 2.69%			Retail - 3.08%
NextEra Energy Inc	14,767	2,475	Chipotle Mexican Grill Inc (a)	1,228	558
Xcel Energy Inc	39,288	1,855	Costco Wholesale Corp	6,184	1,453
		$4,330	Home Depot Inc/The	6,943	1,438
			Lululemon Athletica Inc (a)	6,633	1,078
Electronics - 0.47%			Starbucks Corp	7,624	433
Waters Corp (a)	3,870	753			$4,960
Environmental Control - 0.70%			Savings & Loans - 0.37%
Waste Connections Inc	14,271	1,138	Washington Federal Inc	18,573	594
Food - 1.45%			Semiconductors - 2.79%
McCormick & Co Inc/MD	9,070	1,195	Broadcom Inc	2,926	722
Tyson Foods Inc	19,134	1,139	Lam Research Corp	5,879	892
		$2,334	Microchip Technology Inc	30,769	2,428
Hand & Machine Tools - 0.79%
Snap-on Inc	6,972	1,280

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a)	Non-income producing security
Semiconductors (continued)			(b)	Affiliated Security. Security is either an affiliate (and registered under the
NVIDIA Corp	1,603	$450		Investment Company Act of 1940) or an affiliate as defined by the Investment
		$4,492		Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Software - 9.05%				voting shares of the security). Please see affiliated sub-schedule for
Adobe Systems Inc (a)	6,856	1,851		transactional information.
Black Knight Inc (a)	25,771	1,339	(c)	Current yield shown is as of period end.
Fair Isaac Corp (a)	4,906	1,121
Fidelity National Information Services Inc	12,877	1,404		Portfolio Summary (unaudited)
Microsoft Corp	62,509	7,149	Sector				Percent
Omnicell Inc (a)	13,361	961	Consumer, Non-cyclical				19.34%
Red Hat Inc (a)	5,630	767	Financial				17.41%
		$14,592	Technology				16.47%
Telecommunications - 4.11%			Communications				16.13%
Arista Networks Inc (a)	3,469	922	Consumer, Cyclical				10.23%
AT&T Inc	39,716	1,334	Industrial				8.14%
Cisco Systems Inc	50,429	2,454	Energy				5.55%
T-Mobile US Inc (a)	10,762	755	Basic Materials				2.86%
Verizon Communications Inc	21,635	1,155	Utilities				2.69%
		$6,620	Investment Companies				1.24%
Toys, Games & Hobbies - 1.30%			Other Assets and Liabilities				(0.06)%
Hasbro Inc	19,899	2,092	TOTAL NET ASSETS				100.00%
Transportation - 1.25%
Expeditors International of Washington Inc	10,363	762
Union Pacific Corp	7,733	1,259
		$2,021
TOTAL COMMON STOCKS		$159,305
INVESTMENT COMPANIES - 1.24%	Shares Held Value (000's)
Money Market Funds - 1.24%
Principal Government Money Market Fund	1,990,658	1,991
1.97%(b),(c)
TOTAL INVESTMENT COMPANIES		$1,991
Total Investments		$161,296
Other Assets and Liabilities - (0.06)%		(98)
TOTAL NET ASSETS - 100.00%		$161,198

Affiliated Securities	December 31, 2017			Purchases	Sales	September 30, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.97%		$3,795		$24,983	$26,787		$1,991
		$3,795		$24,983	$26,787		$1,991

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$28		$—	— $			$—
	$28		$—	— $			$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2010 Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21.70%
Blue Chip Fund (a)	41,867	$1,044
Diversified Real Asset Fund (a)	64,498	757
Global Multi-Strategy Fund (a)	190,513	2,147
International Small Company Fund (a)	46,974	581
LargeCap Growth Fund I (a)	63,340	1,075
MidCap Fund (a)	32,624	957
MidCap Value Fund III (a)	30,624	619
SmallCap Growth Fund I (a)	22,489	365
SmallCap Value Fund II (a)	22,648	303
		$7,848
Principal Funds, Inc. Institutional Class - 44.00%
Bond Market Index Fund (a)	266,274	2,860
Diversified International Fund (a)	127,656	1,723
Equity Income Fund (a)	28,584	940
Global Opportunities Fund (a)	66,073	866
High Yield Fund I (a)	325,174	3,135
Inflation Protection Fund (a)	219,840	1,860
LargeCap S&P 500 Index Fund (a)	100,243	1,938
LargeCap Value Fund III (a)	50,279	908
Overseas Fund (a)	153,237	1,683
		$15,913
Principal Variable Contracts Funds, Inc. Class 1 - 34.31%
Core Plus Bond Account (a)	568,190	6,125
Short-Term Income Account (a)	2,512,601	6,281
		$12,406
TOTAL INVESTMENT COMPANIES		$36,167
Total Investments		$36,167
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$36,163

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	56.03%
Domestic Equity Funds	22.53%
International Equity Funds	13.42%
Specialty Funds	8.03%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases			Sales	September 30, 2018
		Value	Cost			Proceeds	Value
Blue Chip Fund			$1,070	$61		$259		$1,044
Bond Market Index Fund			3,748	358		1,178		2,860
Core Plus Bond Account			7,293	747		1,580		6,125
Diversified International Fund			2,033	120		378		1,723
Diversified Real Asset Fund			1,189	71		513		757
Equity Income Fund			1,058	77		234		940
Global Diversified Income Fund			3,753	487		4,077		—
Global Multi-Strategy Fund			2,143	291		283		2,147
Global Opportunities Fund			1,432	88		694		866
High Yield Fund I			—	3,137		2		3,135
Inflation Protection Fund			2,159	166		446		1,860
International Small Company Fund			679	39		122		581
LargeCap Growth Fund I			1,082	86		269		1,075
LargeCap S&P 500 Index Fund			2,124	127		504		1,938
LargeCap Value Fund III			1,025	61		236		908
MidCap Fund			1,015	61		189		957
MidCap Value Fund III			734	65		139		619
Overseas Fund			2,013	120		378		1,683
Short-Term Income Account			6,616	933		1,145		6,281
SmallCap Growth Fund I			344	30		64		365
SmallCap Value Fund II			329	31		62		303
			$41,839	$7,156		$12,752		$36,167

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$	— $	59		$		— $	113
Bond Market Index Fund		—	(27)				—	(41)
Core Plus Bond Account		209	(27)				—	(308)
Diversified International Fund		—	(38)				—	(14)
Diversified Real Asset Fund		—	(8)				—	18
Equity Income Fund		16	51				—	(12)
Global Diversified Income Fund		115	373				—	(536)
Global Multi-Strategy Fund		—	—				—	(4)
Global Opportunities Fund		—	50				—	(10)
High Yield Fund I		—	—				—	—
Inflation Protection Fund		—	9				—	(28)
International Small Company Fund		—	11				—	(26)
LargeCap Growth Fund I		—	41				25	135
LargeCap S&P 500 Index Fund		—	63				—	128
LargeCap Value Fund III		—	24				—	34
MidCap Fund		—	54				—	16
MidCap Value Fund III		—	1				21	(42)
Overseas Fund		—	11				—	(83)
Short-Term Income Account		137	—				—	(123)
SmallCap Growth Fund I		—	12				10	43
SmallCap Value Fund II		—	10				11	(5)
		$477	$669				$67	$(745)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2020 Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 27.41%
Blue Chip Fund (a)	350,655	$8,745
Diversified Real Asset Fund (a)	332,475	3,900
Global Multi-Strategy Fund (a)	803,348	9,054
International Small Company Fund (a)	366,333	4,532
LargeCap Growth Fund I (a)	526,929	8,942
MidCap Fund (a)	247,634	7,263
MidCap Value Fund III (a)	243,782	4,924
SmallCap Growth Fund I (a)	178,075	2,894
SmallCap Value Fund II (a)	181,018	2,422
		$52,676
Principal Funds, Inc. Institutional Class - 51.15%
Bond Market Index Fund (a)	1,179,967	12,673
Diversified International Fund (a)	997,716	13,469
Equity Income Fund (a)	236,547	7,783
Global Opportunities Fund (a)	656,311	8,604
High Yield Fund I (a)	1,399,868	13,495
Inflation Protection Fund (a)	744,420	6,298
LargeCap S&P 500 Index Fund (a)	785,471	15,183
LargeCap Value Fund III (a)	420,591	7,600
Overseas Fund (a)	1,201,211	13,189
		$98,294
Principal Variable Contracts Funds, Inc. Class 1 - 21.44%
Core Plus Bond Account (a)	2,551,217	27,502
Short-Term Income Account (a)	5,483,189	13,708
		$41,210
TOTAL INVESTMENT COMPANIES		$192,180
Total Investments		$192,180
Other Assets and Liabilities - 0.00%		(6)
TOTAL NET ASSETS - 100.00%		$192,174

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	38.33%
Domestic Equity Funds	34.22%
International Equity Funds	20.71%
Specialty Funds	6.74%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases		Sales	September 30, 2018
		Value	Cost		Proceeds	Value
Blue Chip Fund		$7,851	$374		$835		$8,745
Bond Market Index Fund		12,921	1,737		1,766		12,673
Core Plus Bond Account		32,293	2,717		5,998		27,502
Diversified International Fund		14,617	711		1,449		13,469
Diversified Real Asset Fund		5,033	267		1,441		3,900
Equity Income Fund		7,755	502		811		7,783
Global Diversified Income Fund		13,196	2,479		15,052		—
Global Multi-Strategy Fund		8,864	977		775		9,054
Global Opportunities Fund		10,107	519		2,372		8,604
High Yield Fund I		—	13,546		51		13,495
Inflation Protection Fund		6,682	401		730		6,298
International Small Company Fund		4,893	230		468		4,532
LargeCap Growth Fund I		7,938	581		933		8,942
LargeCap S&P 500 Index Fund		15,039	738		2,053		15,183
LargeCap Value Fund III		7,555	374		810		7,600
MidCap Fund		7,101	352		713		7,263
MidCap Value Fund III		5,349	438		545		4,924
Overseas Fund		14,486	711		1,449		13,189
Short-Term Income Account		11,984	3,203		1,215		13,708
SmallCap Growth Fund I		2,526	200		250		2,894
SmallCap Value Fund II		2,422	215		251		2,422
		$198,612	$31,272		$39,967		$192,180

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	81	$		— $	1,274
Bond Market Index Fund		—	(3)			—	(216)
Core Plus Bond Account		947	(99)			—	(1,411)
Diversified International Fund		—	23			—	(433)
Diversified Real Asset Fund		—	10			—	31
Equity Income Fund		128	(3)			—	340
Global Diversified Income Fund		455	(507)			—	(116)
Global Multi-Strategy Fund		—	—			—	(12)
Global Opportunities Fund		—	125			—	225
High Yield Fund I		—	—			—	—
Inflation Protection Fund		—	(1)			—	(54)
International Small Company Fund		—	(2)			—	(121)
LargeCap Growth Fund I		—	22			207	1,334
LargeCap S&P 500 Index Fund		—	6			—	1,453
LargeCap Value Fund III		—	(2)			—	483
MidCap Fund		—	22			4	501
MidCap Value Fund III		—	(1)			170	(317)
Overseas Fund		—	4			—	(563)
Short-Term Income Account		302	—			—	(264)
SmallCap Growth Fund I		—	4			77	414
SmallCap Value Fund II		—	(1)			92	37
		$1,832	$(322	) $		550	$2,585
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2030 Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33.66%
Blue Chip Fund (a)	194,694	$4,856
Diversified Real Asset Fund (a)	292,661	3,433
Global Multi-Strategy Fund (a)	583,959	6,581
International Emerging Markets Fund (a)	31,962	844
International Small Company Fund (a)	375,905	4,650
LargeCap Growth Fund I (a)	840,745	14,267
MidCap Fund (a)	260,733	7,647
MidCap Value Fund III (a)	269,051	5,435
Origin Emerging Markets Fund (a)	78,894	867
SmallCap Growth Fund I (a)	191,550	3,113
SmallCap Value Fund II (a)	195,991	2,622
		$54,315
Principal Funds, Inc. Institutional Class - 55.66%
Bond Market Index Fund (a)	695,622	7,471
Diversified International Fund (a)	1,036,443	13,992
Equity Income Fund (a)	127,576	4,197
Global Opportunities Fund (a)	757,778	9,935
High Yield Fund I (a)	819,574	7,901
Inflation Protection Fund (a)	369,196	3,123
LargeCap S&P 500 Index Fund (a)	888,425	17,173
LargeCap Value Fund III (a)	675,997	12,215
Overseas Fund (a)	1,258,263	13,816
		$89,823
Principal Variable Contracts Funds, Inc. Class 1 - 10.68%
Core Plus Bond Account (a)	1,598,791	17,235
TOTAL INVESTMENT COMPANIES		$161,373
Total Investments		$161,373
Other Assets and Liabilities - 0.00%		(6)
TOTAL NET ASSETS - 100.00%		$161,367

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.32%
International Equity Funds	27.33%
Fixed Income Funds	22.14%
Specialty Funds	6.21%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases		Sales	September 30, 2018
		Value	Cost		Proceeds	Value
Blue Chip Fund		$4,053	$477		$416		$4,856
Bond Market Index Fund		8,355	1,157		1,891		7,471
Core Plus Bond Account		17,902	3,239		2,990		17,235
Diversified International Fund		13,802	2,124		1,506		13,992
Diversified Real Asset Fund		3,678	508		783		3,433
Equity Income Fund		3,879	546		416		4,197
Global Diversified Income Fund		6,987	2,149		8,785		—
Global Multi-Strategy Fund		5,522	1,555		495		6,581
Global Opportunities Fund		10,084	1,310		1,859		9,935
High Yield Fund I		—	7,922		21		7,901
Inflation Protection Fund		3,094	427		373		3,123
International Emerging Markets Fund		937	112		97		844
International Small Company Fund		4,629	638		487		4,650
LargeCap Growth Fund I		11,662	1,769		1,267		14,267
LargeCap S&P 500 Index Fund		15,307	1,919		1,697		17,173
LargeCap Value Fund III		11,241	1,432		1,251		12,215
MidCap Fund		6,979	878		762		7,647
MidCap Value Fund III		5,496	894		611		5,435
Origin Emerging Markets Fund		961	112		98		867
Overseas Fund		13,770	2,134		1,515		13,816
SmallCap Growth Fund I		2,544	399		275		3,113
SmallCap Value Fund II		2,443	417		276		2,622
		$153,325	$32,118		$27,871		$161,373

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments		Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	10	$		— $	732
Bond Market Index Fund		—	(11)			—	(139)
Core Plus Bond Account		608	(1)			—	(915)
Diversified International Fund		—	(3)			—	(425)
Diversified Real Asset Fund		—	3			—	27
Equity Income Fund		69	5			—	183
Global Diversified Income Fund		261	(268)			—	(83)
Global Multi-Strategy Fund		—	—			—	(1)
Global Opportunities Fund		—	6			—	394
High Yield Fund I		—	—			—	—
Inflation Protection Fund		—	—			—	(25)
International Emerging Markets Fund		—	1			—	(109)
International Small Company Fund		—	—			—	(130)
LargeCap Growth Fund I		—	9			337	2,094
LargeCap S&P 500 Index Fund		—	33			—	1,611
LargeCap Value Fund III		—	20			—	773
MidCap Fund		—	12			5	540
MidCap Value Fund III		—	—			193	(344)
Origin Emerging Markets Fund		—	1			—	(109)
Overseas Fund		—	—			—	(573)
SmallCap Growth Fund I		—	3			85	442
SmallCap Value Fund II		—	1			102	37
		$938	$(179	) $		722	$3,980
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2040 Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32.57%
Blue Chip Fund (a)	102,940	$2,567
International Emerging Markets Fund (a)	33,087	873
International Small Company Fund (a)	194,214	2,403
LargeCap Growth Fund I (a)	468,491	7,950
MidCap Value Fund III (a)	166,891	3,371
Origin Emerging Markets Fund (a)	81,647	897
Real Estate Securities Fund (a)	66,584	1,594
SmallCap Growth Fund I (a)	105,841	1,720
SmallCap Value Fund II (a)	108,735	1,455
		$22,830
Principal Funds, Inc. Institutional Class - 59.41%
Bond Market Index Fund (a)	232,324	2,495
Diversified International Fund (a)	536,824	7,247
Equity Income Fund (a)	69,879	2,299
High Yield Fund I (a)	231,969	2,236
LargeCap S&P 500 Index Fund (a)	486,299	9,400
LargeCap Value Fund III (a)	375,292	6,782
MidCap Growth Fund III (a)	315,785	4,071
Overseas Fund (a)	647,817	7,113
		$41,643
Principal Variable Contracts Funds, Inc. Class 1 - 8.03%
Core Plus Bond Account (a)	521,903	5,626
TOTAL INVESTMENT COMPANIES		$70,099
Total Investments		$70,099
Other Assets and Liabilities - (0.01)%		(4)
TOTAL NET ASSETS - 100.00%		$70,095

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.78%
International Equity Funds	26.45%
Fixed Income Funds	14.78%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017		Purchases			Sales	September 30, 2018
		Value		Cost			Proceeds	Value
Blue Chip Fund				$2,097	$276		$189		$2,567
Bond Market Index Fund				2,765	467		686		2,495
Core Plus Bond Account				5,442	1,067		602		5,626
Diversified International Fund				7,155	961		659		7,247
Equity Income Fund				2,075	312		190		2,299
High Yield Fund I				1,733	739		196		2,236
International Emerging Markets Fund				941	120		82		873
International Small Company Fund				2,371	307		210		2,403
LargeCap Growth Fund I				6,358	1,010		568		7,950
LargeCap S&P 500 Index Fund				8,172	1,099		753		9,400
LargeCap Value Fund III				6,090	828		567		6,782
MidCap Growth Fund III				3,376	454		311		4,071
MidCap Value Fund III				3,317	569		312		3,371
Origin Emerging Markets Fund				965	120		83		897
Overseas Fund				7,097	961		658		7,113
Real Estate Securities Fund				1,484	248		152		1,594
SmallCap Growth Fund I				1,378	228		126		1,720
SmallCap Value Fund II				1,323	237		125		1,455
				$64,139	$10,003		$6,469		$70,099

				Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income		on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$	— $			2	$		— $	381
Bond Market Index Fund		—			(5)			—	(46)
Core Plus Bond Account		190			—			—	(281)
Diversified International Fund		—			5			—	(215)
Equity Income Fund		37			1			—	101
High Yield Fund I		88			—			—	(40)
International Emerging Markets Fund		—			—			—	(106)
International Small Company Fund		—			1			—	(66)
LargeCap Growth Fund I		—			6			182	1,144
LargeCap S&P 500 Index Fund		—			4			—	878
LargeCap Value Fund III		—			2			—	429
MidCap Growth Fund III		—			—			—	552
MidCap Value Fund III		—			—			115	(203)
Origin Emerging Markets Fund		—			1			—	(106)
Overseas Fund		—			—			—	(287)
Real Estate Securities Fund		26			—			—	14
SmallCap Growth Fund I		—			1			45	239
SmallCap Value Fund II		—			—			55	20
		$341	$		18			$397	$2,408
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2050 Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.80%
Blue Chip Fund (a)	55,863	$1,393
International Emerging Markets Fund (a)	17,580	464
International Small Company Fund (a)	104,412	1,292
LargeCap Growth Fund I (a)	255,756	4,340
MidCap Value Fund III (a)	90,002	1,818
Origin Emerging Markets Fund (a)	43,537	478
Real Estate Securities Fund (a)	31,191	747
SmallCap Growth Fund I (a)	57,167	929
SmallCap Value Fund II (a)	58,575	784
		$12,245
Principal Funds, Inc. Institutional Class - 61.05%
Bond Market Index Fund (a)	60,803	653
Diversified International Fund (a)	292,972	3,955
Equity Income Fund (a)	37,716	1,241
High Yield Fund I (a)	72,603	700
LargeCap S&P 500 Index Fund (a)	266,158	5,145
LargeCap Value Fund III (a)	204,597	3,697
MidCap Growth Fund III (a)	171,008	2,204
Overseas Fund (a)	353,829	3,885
		$21,480
Principal Variable Contracts Funds, Inc. Class 1 - 4.16%
Core Plus Bond Account (a)	135,897	1,465
TOTAL INVESTMENT COMPANIES		$35,190
Total Investments		$35,190
Other Assets and Liabilities - (0.01)%		(5)
TOTAL NET ASSETS - 100.00%		$35,185

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.37%
International Equity Funds	28.63%
Fixed Income Funds	8.01%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases			Sales	September 30, 2018
		Value	Cost			Proceeds	Value
Blue Chip Fund			$1,148	$240		$205		$1,393
Bond Market Index Fund			771	201		305		653
Core Plus Bond Account			1,432	430		323		1,465
Diversified International Fund			3,943	843		717		3,955
Equity Income Fund			1,132	260		205		1,241
High Yield Fund I			531	302		120		700
International Emerging Markets Fund			505	102		86		464
International Small Company Fund			1,285	265		225		1,292
LargeCap Growth Fund I			3,501	822		616		4,340
LargeCap S&P 500 Index Fund			4,521	967		822		5,145
LargeCap Value Fund III			3,359	723		615		3,697
MidCap Growth Fund III			1,846	395		336		2,204
MidCap Value Fund III			1,810	457		336		1,818
Origin Emerging Markets Fund			520	102		88		478
Overseas Fund			3,914	843		717		3,885
Real Estate Securities Fund			701	188		150		747
SmallCap Growth Fund I			751	183		135		929
SmallCap Value Fund II			720	188		135		784
			$32,390	$7,511		$6,136		$35,190

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$	— $	2		$		— $	208
Bond Market Index Fund		—	(2)				—	(12)
Core Plus Bond Account		49	(1)				—	(73)
Diversified International Fund		—	2				—	(116)
Equity Income Fund		20	—				—	54
High Yield Fund I		27	—				—	(13)
International Emerging Markets Fund		—	—				—	(57)
International Small Company Fund		—	1				—	(34)
LargeCap Growth Fund I		—	6				99	627
LargeCap S&P 500 Index Fund		—	4				—	475
LargeCap Value Fund III		—	—				—	230
MidCap Growth Fund III		—	2				—	297
MidCap Value Fund III		—	1				61	(114)
Origin Emerging Markets Fund		—	1				—	(57)
Overseas Fund		—	2				—	(157)
Real Estate Securities Fund		12	—				—	8
SmallCap Growth Fund I		—	1				24	129
SmallCap Value Fund II		—	—				29	11
		$108	$19				$213	$1,406
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime 2060 Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.21%
Blue Chip Fund (a)	8,430	$210
International Emerging Markets Fund (a)	2,793	74
International Small Company Fund (a)	15,659	194
LargeCap Growth Fund I (a)	38,708	657
MidCap Value Fund III (a)	13,444	272
Origin Emerging Markets Fund (a)	6,305	69
Real Estate Securities Fund (a)	4,680	112
SmallCap Growth Fund I (a)	9,002	146
SmallCap Value Fund II (a)	9,039	121
		$1,855
Principal Funds, Inc. Institutional Class - 61.53%
Bond Market Index Fund (a)	4,660	50
Diversified International Fund (a)	43,348	585
Equity Income Fund (a)	5,589	184
High Yield Fund I (a)	10,575	102
LargeCap S&P 500 Index Fund (a)	39,895	771
LargeCap Value Fund III (a)	30,327	548
MidCap Growth Fund III (a)	26,156	337
Overseas Fund (a)	52,329	575
		$3,152
Principal Variable Contracts Funds, Inc. Class 1 - 2.34%
Core Plus Bond Account (a)	11,185	120
TOTAL INVESTMENT COMPANIES		$5,127
Total Investments		$5,127
Other Assets and Liabilities - (0.08)%		(4)
TOTAL NET ASSETS - 100.00%		$5,123

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	65.55%
International Equity Funds	29.22%
Fixed Income Funds	5.31%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases			Sales	September 30, 2018
		Value	Cost			Proceeds	Value
Blue Chip Fund			$204	$133		$163		$210
Bond Market Index Fund			81	63		92		50
Core Plus Bond Account			150	119		141		120
Diversified International Fund			715	473		584		585
Equity Income Fund			203	136		163		184
High Yield Fund I			103	95		93		102
International Emerging Markets Fund			98	60		73		74
International Small Company Fund			234	150		185		194
LargeCap Growth Fund I			623	417		495		657
LargeCap S&P 500 Index Fund			817	538		665		771
LargeCap Value Fund III			605	401		494		548
MidCap Growth Fund III			337	222		275		337
MidCap Value Fund III			335	235		277		272
Origin Emerging Markets Fund			93	61		76		69
Overseas Fund			711	473		583		575
Real Estate Securities Fund			130	96		116		112
SmallCap Growth Fund I			140	95		112		146
SmallCap Value Fund II			135	96		112		121
			$5,714	$3,863		$4,699		$5,127

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$	— $	4		$		— $	32
Bond Market Index Fund		—	(1)				—	(1)
Core Plus Bond Account		5	(1)				—	(7)
Diversified International Fund		—	1				—	(20)
Equity Income Fund		3	—				—	8
High Yield Fund I		5	—				—	(3)
International Emerging Markets Fund		—	—				—	(11)
International Small Company Fund		—	—				—	(5)
LargeCap Growth Fund I		—	9				17	103
LargeCap S&P 500 Index Fund		—	5				—	76
LargeCap Value Fund III		—	1				—	35
MidCap Growth Fund III		—	2				—	51
MidCap Value Fund III		—	—				10	(21)
Origin Emerging Markets Fund		—	1				—	(10)
Overseas Fund		—	1				—	(27)
Real Estate Securities Fund		2	—				—	2
SmallCap Growth Fund I		—	2				4	21
SmallCap Value Fund II		—	—				5	2
		$15	$24				$36	$225
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Principal LifeTime Strategic Income Account
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18.68%
Blue Chip Fund (a)	37,330	$931
Diversified Real Asset Fund (a)	39,854	467
Global Multi-Strategy Fund (a)	139,278	1,570
International Small Company Fund (a)	19,772	245
MidCap Fund (a)	22,584	662
SmallCap Growth Fund I (a)	9,103	148
SmallCap Value Fund II (a)	9,222	123
		$4,146
Principal Funds, Inc. Institutional Class - 39.34%
Bond Market Index Fund (a)	203,289	2,183
Diversified International Fund (a)	54,181	731
Equity Income Fund (a)	25,036	824
Global Opportunities Fund (a)	29,270	384
High Yield Fund I (a)	214,614	2,069
Inflation Protection Fund (a)	118,752	1,005
LargeCap S&P 500 Index Fund (a)	42,282	817
Overseas Fund (a)	65,271	717
		$8,730
Principal Variable Contracts Funds, Inc. Class 1 - 42.00%
Core Plus Bond Account (a)	421,919	4,549
Short-Term Income Account (a)	1,909,280	4,773
		$9,322
TOTAL INVESTMENT COMPANIES		$22,198
Total Investments		$22,198
Other Assets and Liabilities - (0.02)%		(5)
TOTAL NET ASSETS - 100.00%		$22,193

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	65.69%
Domestic Equity Funds	15.79%
International Equity Funds	9.36%
Specialty Funds	9.18%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases			Sales	September 30, 2018
		Value	Cost			Proceeds	Value
Blue Chip Fund	$		856	$83		$157		$931
Bond Market Index Fund			2,731	261		763		2,183
Core Plus Bond Account			5,410	820		1,428		4,549
Diversified International Fund			789	115		150		731
Diversified Real Asset Fund			623	73		234		467
Equity Income Fund			846	97		157		824
Global Diversified Income Fund			2,534	357		2,781		—
Global Multi-Strategy Fund			1,553	344		325		1,570
Global Opportunities Fund			439	59		130		384
High Yield Fund I			—	2,069		—		2,069
Inflation Protection Fund			1,133	146		266		1,005
International Small Company Fund			275	26		48		245
LargeCap S&P 500 Index Fund			808	82		154		817
MidCap Fund			671	68		127		662
Overseas Fund			782	115		148		717
Short-Term Income Account			4,922	930		984		4,773
SmallCap Growth Fund I			133	17		24		148
SmallCap Value Fund II			128	18		25		123
			$24,633	$5,680		$7,901		$22,198

			Realized Gain/Loss			Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund	$	— $	17		$		— $	132
Bond Market Index Fund		—	(13)				—	(33)
Core Plus Bond Account		161	(16)				—	(237)
Diversified International Fund		—	—				—	(23)
Diversified Real Asset Fund		—	1				—	4
Equity Income Fund		14	8				—	30
Global Diversified Income Fund		79	496				—	(606)
Global Multi-Strategy Fund		—	—				—	(2)
Global Opportunities Fund		—	3				—	13
High Yield Fund I		—	—				—	—
Inflation Protection Fund		—	7				—	(15)
International Small Company Fund		—	—				—	(8)
LargeCap S&P 500 Index Fund		—	3				—	78
MidCap Fund		—	19				—	31
Overseas Fund		—	—				—	(32)
Short-Term Income Account		108	—				—	(95)
SmallCap Growth Fund I		—	1				4	21
SmallCap Value Fund II		—	—				5	2
		$362	$526				$9	$(740)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
September 30, 2018 (unaudited)

COMMON STOCKS - 99.82%	Shares Held Value (000's)		(a)	Non-income producing security
Lodging - 4.33%			(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Extended Stay America Inc	80,293	$1,624		information.
Hilton Grand Vacations Inc (a)	49,331	1,633	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Hilton Worldwide Holdings Inc	39,831	3,218		Investment Company Act of 1940) or an affiliate as defined by the Investment
		$6,475		Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
REITs - 93.62%				voting shares of the security). Please see affiliated sub-schedule for
Alexandria Real Estate Equities Inc	50,308	6,328		transactional information.
American Homes 4 Rent	76,095	1,666	(d)	Current yield shown is as of period end.
American Tower Corp	15,219	2,211
Apartment Investment & Management Co	101,524	4,480		Portfolio Summary (unaudited)
AvalonBay Communities Inc	49,310	8,932	Sector					Percent
Boston Properties Inc	21,447	2,640	Financial					93.62%
Corporate Office Properties Trust	30,310	904	Consumer, Cyclical					4.33%
Crown Castle International Corp	18,061	2,011	Technology					1.87%
CubeSmart	74,134	2,115	Investment Companies					0.09%
Duke Realty Corp	78,766	2,235	Other Assets and Liabilities					0.09%
EPR Properties	45,887	3,139	TOTAL NET ASSETS					100.00%
Equinix Inc	25,059	10,848
Equity LifeStyle Properties Inc	23,180	2,236
Equity Residential	22,367	1,482
Essex Property Trust Inc	28,739	7,090
Extra Space Storage Inc	42,900	3,717
First Industrial Realty Trust Inc	40,182	1,262
HCP Inc	50,590	1,332
Healthcare Trust of America Inc	153,056	4,082
Hudson Pacific Properties Inc	56,732	1,856
Invitation Homes Inc	296,808	6,800
Kilroy Realty Corp	47,456	3,402
Physicians Realty Trust	80,751	1,361
Prologis Inc	164,527	11,153
Public Storage	12,772	2,575
Realty Income Corp	16,550	942
Regency Centers Corp	80,989	5,238
Saul Centers Inc	12,608	706
Simon Property Group Inc	61,140	10,806
SL Green Realty Corp	10,910	1,064
Spirit Realty Capital Inc	340,711	2,746
STORE Capital Corp	155,215	4,313
Sun Communities Inc	36,920	3,749
Sunstone Hotel Investors Inc	154,301	2,524
Tanger Factory Outlet Centers Inc	52,607	1,204
Terreno Realty Corp	30,410	1,146
VICI Properties Inc (b)	25,101	543
Vornado Realty Trust	19,903	1,453
Welltower Inc	100,655	6,474
Weyerhaeuser Co	38,010	1,227
		$139,992
Software - 1.87%
InterXion Holding NV (a)	41,535	2,795
TOTAL COMMON STOCKS		$149,262
INVESTMENT COMPANIES - 0.09%	Shares Held Value (000's)
Money Market Funds - 0.09%
Principal Government Money Market Fund	138,867	139
1.97%(c),(d)
TOTAL INVESTMENT COMPANIES		$139
Total Investments		$149,401
Other Assets and Liabilities - 0.09%		133
TOTAL NET ASSETS - 100.00%		$149,534

Affiliated Securities	December 31, 2017			Purchases		Sales	September 30, 2018
	Value			Cost		Proceeds	Value
Principal Government Money Market Fund 1.97%	$190			$12,157		$12,208		$139
	$190			$12,157		$12,208		$139

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.97%	$4		$—		$—			$—
	$4		$—		$—			$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
September 30, 2018 (unaudited)

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
VICI Properties Inc	02/01/2018-9/24/2018	$504	$543	0.36%
Total			$543	0.36%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund	1,854,509	$1,855
1.97%(a),(b)
Principal Exchange-Traded Funds - 19.90%
Principal Active Global Dividend Income ETF (a)	1,237,500	35,219
Principal EDGE Active Income ETF (a)	228,100	9,294
Principal Investment Grade Corporate Active	439,000	10,865
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	2,665,200	75,692
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	495,200	17,421
ETF (a)
		$148,491
Principal Funds, Inc. Class R-6 - 30.46%
Blue Chip Fund (a)	2,533,074	63,175
Diversified Real Asset Fund (a)	2,187,720	25,662
EDGE MidCap Fund (a)	1,919,623	28,410
Global Multi-Strategy Fund (a)	2,619,617	29,523
Global Real Estate Securities Fund (a)	2,295,978	22,133
High Yield Fund (a)	1,644,043	11,870
International Emerging Markets Fund (a)	366,025	9,659
International Small Company Fund (a)	737,254	9,120
Preferred Securities Fund (a)	2,008,881	19,908
Real Estate Debt Income Fund (a)	828,705	7,815
		$227,275
Principal Funds, Inc. Institutional Class - 20.15%
Diversified International Fund (a)	6,269,449	84,637
Inflation Protection Fund (a)	1,427,276	12,075
Short-Term Income Fund (a)	4,460,484	53,660
		$150,372
Principal Variable Contracts Funds, Inc. Class 1 - 29.26%
Equity Income Account (a)	3,580,626	91,700
Government & High Quality Bond Account (a)	4,526,682	42,007
Income Account (a)	8,483,535	84,581
		$218,288
TOTAL INVESTMENT COMPANIES		$746,281
Total Investments		$746,281
Other Assets and Liabilities - (0.02)%		(160)
TOTAL NET ASSETS - 100.00%		$746,121

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	37.04%
Fixed Income Funds	33.80%
International Equity Funds	21.53%
Specialty Funds	7.40%
Investment Companies	0.25%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases	Sales	September 30, 2018
		Value	Cost	Proceeds		Value
Blue Chip Fund		$48,993	$9,813	$4,856		$63,175
Diversified International Fund		92,034	2,769	7,616		84,637
Diversified Real Asset Fund		27,839	1,112	3,513		25,662
EDGE MidCap Fund		23,184	6,242	3,336		28,410
Equity Income Account		92,831	9,203	8,824		91,700
Global Multi-Strategy Fund		36,482	233	7,153		29,523
Global Real Estate Securities Fund		22,121	2,369	2,617		22,133
Government & High Quality Bond Account		42,349	7,351	5,679		42,007
High Yield Fund		11,818	1,411	985		11,870
Income Account		97,340	8,800	18,150		84,581
Inflation Protection Fund		12,453	671	950		12,075
International Emerging Markets Fund		18,357	140	7,024		9,659
International Small Company Fund		10,659	49	1,344		9,120
LargeCap Growth Fund		11,955	—	12,713		—
LargeCap Value Fund		30,986	—	31,500		—
Preferred Securities Fund		20,433	2,544	2,119		19,908
Principal Active Global Dividend Income ETF		31,640	3,034	—		35,219
Principal Capital Appreciation Fund		12,120	—	12,406		—
Principal EDGE Active Income ETF		8,640	773	—		9,294
Principal Government Money Market Fund 1.97%		2,304	63,769	64,218		1,855
Principal Investment Grade Corporate Active ETF		—	10,822	—		10,865
Principal U.S. Mega-Cap Multi-Factor Index ETF		37,883	41,953	9,921		75,692
Principal U.S. Small-Cap Multi-Factor Index ETF		14,900	1,723	1,046		17,421
Real Estate Debt Income Fund		7,323	1,238	650		7,815
Short-Term Income Fund		54,812	5,546	6,157		53,660
Small-MidCap Dividend Income Fund		18,969	—	18,904		—
		$788,425	$181,565	$231,681		$746,281

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $	119 $		— $	9,106
Diversified International Fund		—	243		—	(2,793)
Diversified Real Asset Fund		—	148		—	76
EDGE MidCap Fund		—	88		94	2,232
Equity Income Account		2,057	420		5,134	(1,930)
Global Multi-Strategy Fund		—	350		—	(389)
Global Real Estate Securities Fund		251	13		—	247
Government & High Quality Bond Account		1,525	(125)		—	(1,889)
High Yield Fund		527	(23)		—	(351)
Income Account		3,591	265		—	(3,674)
Inflation Protection Fund		—	(15)		—	(84)
International Emerging Markets Fund		—	901		—	(2,715)
International Small Company Fund		—	146		—	(390)
LargeCap Growth Fund		—	1,075		—	(317)
LargeCap Value Fund		—	(2,306)		—	2,820
Preferred Securities Fund		768	(58)		—	(892)
Principal Active Global Dividend Income ETF		467	—		—	545
Principal Capital Appreciation Fund		—	2,479		—	(2,193)
Principal EDGE Active Income ETF		281	—		—	(119)
Principal Government Money Market Fund 1.97%		62	—		—	—
Principal Investment Grade Corporate Active ETF		133	—		—	43
Principal U.S. Mega-Cap Multi-Factor Index ETF		692	(39)		—	5,816
Principal U.S. Small-Cap Multi-Factor Index ETF		72	77		—	1,767
Real Estate Debt Income Fund		213	(20)		—	(76)
Short-Term Income Fund		882	(80)		—	(461)
Small-MidCap Dividend Income Fund		—	7,788		—	(7,853)
		$11,521	$11,446		$5,228	$(3,474)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Balanced Portfolio
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Money Market Funds - 0.45%
Principal Government Money Market Fund	838,850	$839
1.97%(a),(b)
Principal Exchange-Traded Funds - 14.99%
Principal Active Global Dividend Income ETF (a)	133,000	3,785
Principal EDGE Active Income ETF (a)	126,800	5,167
Principal Investment Grade Corporate Active	176,400	4,366
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	431,800	12,263
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	76,200	2,681
ETF (a)
		$28,262
Principal Funds, Inc. Class R-6 - 29.11%
Blue Chip Fund (a)	422,024	10,525
Diversified Real Asset Fund (a)	481,906	5,653
EDGE MidCap Fund (a)	307,365	4,549
Global Diversified Income Fund (a)	375,523	5,070
Global Multi-Strategy Fund (a)	676,861	7,628
Global Real Estate Securities Fund (a)	440,218	4,244
High Yield Fund (a)	653,894	4,721
International Emerging Markets Fund (a)	58,822	1,552
International Small Company Fund (a)	132,587	1,640
Preferred Securities Fund (a)	766,050	7,591
Real Estate Debt Income Fund (a)	179,188	1,690
		$54,863
Principal Funds, Inc. Institutional Class - 21.37%
Diversified International Fund (a)	1,061,515	14,330
Inflation Protection Fund (a)	578,694	4,896
Short-Term Income Fund (a)	1,750,801	21,062
		$40,288
Principal Variable Contracts Funds, Inc. Class 1 - 34.10%
Equity Income Account (a)	602,571	15,432
Government & High Quality Bond Account (a)	1,965,902	18,243
Income Account (a)	3,069,491	30,603
		$64,278
TOTAL INVESTMENT COMPANIES		$188,530
Total Investments		$188,530
Other Assets and Liabilities - (0.02)%		(41)
TOTAL NET ASSETS - 100.00%		$188,489

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.18%
Domestic Equity Funds	24.10%
International Equity Funds	13.55%
Specialty Funds	9.74%
Investment Companies	0.45%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases	Sales	September 30, 2018
		Value	Cost	Proceeds	Value
Blue Chip Fund		$6,344	$3,695	$955		$10,525
Diversified International Fund		15,446	1,363	2,068		14,330
Diversified Real Asset Fund		6,054	328	772		5,653
EDGE MidCap Fund		4,369	548	744		4,549
Equity Income Account		14,685	2,438	1,437		15,432
Global Diversified Income Fund		5,258	637	586		5,070
Global Multi-Strategy Fund		8,105	473	941		7,628
Global Real Estate Securities Fund		3,408	1,352	570		4,244
Government & High Quality Bond Account		19,308	1,883	2,032		18,243
High Yield Fund		5,057	530	709		4,721
Income Account		37,038	2,880	8,032		30,603
Inflation Protection Fund		5,097	457	618		4,896
International Emerging Markets Fund		3,293	80	1,509		1,552
International Small Company Fund		1,698	253	270		1,640
LargeCap Growth Fund		2,457	—	2,624		—
LargeCap Value Fund		6,784	—	6,902		—
Preferred Securities Fund		8,013	924	973		7,591
Principal Active Global Dividend Income ETF		4,424	—	693		3,785
Principal Capital Appreciation Fund		2,028	—	2,080		—
Principal EDGE Active Income ETF		5,234	—	—		5,167
Principal Government Money Market Fund 1.97%		634	12,269	12,064		839
Principal Investment Grade Corporate Active ETF		—	4,348	—		4,366
Principal U.S. Mega-Cap Multi-Factor Index ETF		5,974	7,068	1,720		12,263
Principal U.S. Small-Cap Multi-Factor Index ETF		2,575	—	172		2,681
Real Estate Debt Income Fund		1,706	150	143		1,690
Short-Term Income Fund		22,090	1,950	2,759		21,062
Small-MidCap Dividend Income Fund		1,971	—	1,966		—
		$199,050	$43,626	$53,339		$188,530

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	10 $		— $	1,431
Diversified International Fund		—	88		—	(499)
Diversified Real Asset Fund		—	17		—	26
EDGE MidCap Fund		—	30		15	346
Equity Income Account		339	7		845	(261)
Global Diversified Income Fund		175	(9)		—	(230)
Global Multi-Strategy Fund		—	16		—	(25)
Global Real Estate Securities Fund		45	(6)		—	60
Government & High Quality Bond Account		700	(100)		—	(816)
High Yield Fund		222	3		—	(160)
Income Account		1,339	30		—	(1,313)
Inflation Protection Fund		—	(11)		—	(29)
International Emerging Markets Fund		—	208		—	(520)
International Small Company Fund		—	13		—	(54)
LargeCap Growth Fund		—	268		—	(101)
LargeCap Value Fund		—	(277)		—	395
Preferred Securities Fund		301	(27)		—	(346)
Principal Active Global Dividend Income ETF		60	60		—	(6)
Principal Capital Appreciation Fund		—	423		—	(371)
Principal EDGE Active Income ETF		157	—		—	(67)
Principal Government Money Market Fund 1.97%		9	—		—	—
Principal Investment Grade Corporate Active ETF		53	—		—	18
Principal U.S. Mega-Cap Multi-Factor Index ETF		114	4		—	937
Principal U.S. Small-Cap Multi-Factor Index ETF		11	35		—	243
Real Estate Debt Income Fund		47	(5)		—	(18)
Short-Term Income Fund		356	(33)		—	(186)
Small-MidCap Dividend Income Fund		—	816		—	(821)
		$3,928	$1,560		$860	$(2,367)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Conservative Growth Portfolio
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund	865,594	$866
1.97%(a),(b)
Principal Exchange-Traded Funds - 20.38%
Principal Active Global Dividend Income ETF (a)	378,000	10,758
Principal Investment Grade Corporate Active	86,500	2,141
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	1,637,800	46,513
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	323,700	11,388
ETF (a)
		$70,800
Principal Funds, Inc. Class R-6 - 33.94%
Blue Chip Fund (a)	1,621,819	40,448
Diversified Real Asset Fund (a)	1,133,781	13,299
EDGE MidCap Fund (a)	1,359,269	20,117
Global Multi-Strategy Fund (a)	494,059	5,568
Global Real Estate Securities Fund (a)	1,222,134	11,781
International Small Company Fund (a)	462,004	5,715
Multi-Manager Equity Long/Short Fund (a)	831,720	8,983
Origin Emerging Markets Fund (a)	588,573	6,469
Preferred Securities Fund (a)	557,480	5,525
		$117,905
Principal Funds, Inc. Institutional Class - 21.06%
Diversified International Fund (a)	4,226,316	57,055
Short-Term Income Fund (a)	1,340,343	16,124
		$73,179
Principal Variable Contracts Funds, Inc. Class 1 - 24.40%
Equity Income Account (a)	2,270,470	58,147
Government & High Quality Bond Account (a)	1,074,420	9,970
Income Account (a)	1,671,404	16,664
		$84,781
TOTAL INVESTMENT COMPANIES		$347,531
Total Investments		$347,531
Other Assets and Liabilities - (0.03)%		(96)
TOTAL NET ASSETS - 100.00%		$347,435

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.83%
International Equity Funds	26.42%
Fixed Income Funds	14.51%
Specialty Funds	8.02%
Investment Companies	0.25%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases	Sales	September 30, 2018
		Value	Cost	Proceeds		Value
Blue Chip Fund		$26,896	$9,574	$1,564		$40,448
Diversified International Fund		59,933	2,500	3,663		57,055
Diversified Real Asset Fund		13,646	445	900		13,299
EDGE MidCap Fund		18,803	1,033	1,321		20,117
Equity Income Account		44,082	17,446	2,343		58,147
Global Multi-Strategy Fund		5,732	218	371		5,568
Global Real Estate Securities Fund		6,797	5,629	796		11,781
Government & High Quality Bond Account		9,813	1,346	704		9,970
Income Account		18,397	1,617	2,673		16,664
International Small Company Fund		6,270	144	546		5,715
LargeCap Growth Fund		10,129	—	10,782		—
LargeCap Value Fund		22,090	—	22,468		—
Multi-Manager Equity Long/Short Fund		9,429	208	689		8,983
Origin Emerging Markets Fund		11,948	111	4,595		6,469
Preferred Securities Fund		5,083	1,025	339		5,525
Principal Active Global Dividend Income ETF		10,584	—	—		10,758
Principal Capital Appreciation Fund		9,309	—	9,529		—
Principal Government Money Market Fund 1.97%		509	32,148	31,791		866
Principal Investment Grade Corporate Active ETF		—	2,130	—		2,141
Principal U.S. Mega-Cap Multi-Factor Index ETF		22,315	25,922	5,253		46,513
Principal U.S. Small-Cap Multi-Factor Index ETF		9,059	1,664	520		11,388
Short-Term Income Fund		16,122	1,772	1,609		16,124
Small-MidCap Dividend Income Fund		10,164	—	10,124		—
		$347,110	$104,932	$112,580		$347,531

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $	19 $		— $	5,523
Diversified International Fund		—	(27)		—	(1,688)
Diversified Real Asset Fund		—	(2)		—	110
EDGE MidCap Fund		—	55		66	1,547
Equity Income Account		1,291	(83)		3,222	(955)
Global Multi-Strategy Fund		—	(3)		—	(8)
Global Real Estate Securities Fund		109	(15)		—	166
Government & High Quality Bond Account		374	(38)		—	(447)
Income Account		726	(78)		—	(599)
International Small Company Fund		—	12		—	(165)
LargeCap Growth Fund		—	676		—	(23)
LargeCap Value Fund		—	(1,414)		—	1,792
Multi-Manager Equity Long/Short Fund		—	(4)		—	39
Origin Emerging Markets Fund		—	814		—	(1,809)
Preferred Securities Fund		198	(12)		—	(232)
Principal Active Global Dividend Income ETF		143	—		—	174
Principal Capital Appreciation Fund		—	1,890		—	(1,670)
Principal Government Money Market Fund 1.97%		24	—		—	—
Principal Investment Grade Corporate Active ETF		24	—		—	11
Principal U.S. Mega-Cap Multi-Factor Index ETF		423	25		—	3,504
Principal U.S. Small-Cap Multi-Factor Index ETF		47	29		—	1,156
Short-Term Income Fund		265	(21)		—	(140)
Small-MidCap Dividend Income Fund		—	4,028		—	(4,068)
		$3,624	$5,851		$3,288	$2,218
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Flexible Income Portfolio
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held Value (000's)
Money Market Funds - 0.60%
Principal Government Money Market Fund	1,173,123	$1,173
1.97%(a),(b)
Principal Exchange-Traded Funds - 17.10%
Principal Active Global Dividend Income ETF (a)	505,300	14,381
Principal EDGE Active Income ETF (a)	149,500	6,091
Principal Investment Grade Corporate Active	243,500	6,027
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	253,600	7,202
ETF (a)
		$33,701
Principal Funds, Inc. Class R-6 - 22.59%
Blue Chip Fund (a)	80,320	2,003
EDGE MidCap Fund (a)	198,531	2,938
Global Diversified Income Fund (a)	733,817	9,906
Global Real Estate Securities Fund (a)	763,149	7,357
High Yield Fund (a)	1,189,251	8,586
Preferred Securities Fund (a)	1,007,136	9,981
Real Estate Debt Income Fund (a)	399,001	3,763
		$44,534
Principal Funds, Inc. Institutional Class - 19.24%
Inflation Protection Fund (a)	1,505,801	12,739
Short-Term Income Fund (a)	2,093,136	25,181
		$37,920
Principal Variable Contracts Funds, Inc. Class 1 - 40.49%
Equity Income Account (a)	500,198	12,810
Government & High Quality Bond Account (a)	2,357,363	21,876
Income Account (a)	4,525,529	45,120
		$79,806
TOTAL INVESTMENT COMPANIES		$197,134
Total Investments		$197,134
Other Assets and Liabilities - (0.02)%		(45)
TOTAL NET ASSETS - 100.00%		$197,089

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.71%
Domestic Equity Funds	12.66%
International Equity Funds	11.03%
Specialty Funds	5.02%
Investment Companies	0.60%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases	Sales	September 30, 2018
		Value	Cost	Proceeds	Value
Blue Chip Fund	$	— $	1,986 $	— $		2,003
Diversified International Fund		1,251	—	1,285		—
EDGE MidCap Fund		1,317	2,191	795		2,938
Equity Income Account		18,387	1,697	7,110		12,810
Global Diversified Income Fund		10,819	1,446	1,888		9,906
Global Real Estate Securities Fund		7,724	1,091	1,543		7,357
Government & High Quality Bond Account		24,468	2,854	4,347		21,876
High Yield Fund		9,653	966	1,740		8,586
Income Account		56,197	4,953	14,174		45,120
Inflation Protection Fund		14,106	981	2,235		12,739
International Emerging Markets Fund		775	—	815		—
LargeCap Growth Fund		1,928	—	2,050		—
LargeCap Value Fund		3,063	—	3,115		—
Preferred Securities Fund		11,175	1,173	1,857		9,981
Principal Active Global Dividend Income ETF		9,660	4,537	—		14,381
Principal EDGE Active Income ETF		6,171	—	—		6,091
Principal Government Money Market Fund 1.97%		766	17,483	17,076		1,173
Principal Investment Grade Corporate Active ETF		—	6,003	—		6,027
Principal U.S. Mega-Cap Multi-Factor Index ETF		5,263	5,013	3,764		7,202
Real Estate Debt Income Fund		4,065	401	651		3,763
Short-Term Income Fund		27,645	2,149	4,342		25,181
Small-MidCap Dividend Income Fund		3,286	—	3,278		—
		$217,719	$54,924	$72,065		$197,134

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$	— $	— $		— $	17
Diversified International Fund		—	286		—	(252)
EDGE MidCap Fund		—	6		10	219
Equity Income Account		295	3,118		735	(3,282)
Global Diversified Income Fund		345	25		—	(496)
Global Real Estate Securities Fund		82	39		—	46
Government & High Quality Bond Account		823	(167)		—	(932)
High Yield Fund		409	6		—	(299)
Income Account		1,940	29		—	(1,885)
Inflation Protection Fund		—	(38)		—	(75)
International Emerging Markets Fund		—	226		—	(186)
LargeCap Growth Fund		—	195		—	(73)
LargeCap Value Fund		—	(219)		—	271
Preferred Securities Fund		408	(52)		—	(458)
Principal Active Global Dividend Income ETF		192	—		—	184
Principal EDGE Active Income ETF		185	—		—	(80)
Principal Government Money Market Fund 1.97%		25	—		—	—
Principal Investment Grade Corporate Active ETF		74	—		—	24
Principal U.S. Mega-Cap Multi-Factor Index ETF		89	89		—	601
Real Estate Debt Income Fund		106	(19)		—	(33)
Short-Term Income Fund		437	(53)		—	(218)
Small-MidCap Dividend Income Fund		—	1,345		—	(1,353)
		$5,410	$4,816		$745	$(8,260)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	SAM Strategic Growth Portfolio
	September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held Value (000's)
Money Market Funds - 0.29%
Principal Government Money Market Fund	863,455	$863
1.97%(a),(b)
Principal Exchange-Traded Funds - 27.33%
Principal Active Global Dividend Income ETF (a)	578,000	16,450
Principal EDGE Active Income ETF (a)	302,600	12,329
Principal U.S. Mega-Cap Multi-Factor Index	1,356,500	38,525
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	363,400	12,784
ETF (a)
		$80,088
Principal Funds, Inc. Class R-6 - 32.34%
Blue Chip Fund (a)	1,746,312	43,553
EDGE MidCap Fund (a)	1,290,401	19,098
Global Real Estate Securities Fund (a)	1,649,568	15,902
International Small Company Fund (a)	452,224	5,594
Origin Emerging Markets Fund (a)	967,674	10,635
		$94,782
Principal Funds, Inc. Institutional Class - 21.52%
Diversified International Fund (a)	4,285,009	57,848
Short-Term Income Fund (a)	433,454	5,214
		$63,062
Principal Variable Contracts Funds, Inc. Class 1 - 18.55%
Equity Income Account (a)	2,122,643	54,361
TOTAL INVESTMENT COMPANIES		$293,156
Total Investments		$293,156
Other Assets and Liabilities - (0.03)%		(83)
TOTAL NET ASSETS - 100.00%		$293,073

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.44%
International Equity Funds	36.31%
Fixed Income Funds	5.99%
Investment Companies	0.29%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2018 (unaudited)

Affiliated Securities		December 31, 2017	Purchases	Sales	September 30, 2018
		Value	Cost	Proceeds		Value
Blue Chip Fund		$12,466	$28,676	$1,798		$43,553
Diversified International Fund		60,383	3,409	4,201		57,848
EDGE MidCap Fund		11,747	7,350	1,381		19,098
Equity Income Account		33,486	24,195	2,418		54,361
Global Multi-Strategy Fund		4,775	322	5,058		—
Global Real Estate Securities Fund		12,881	4,013	1,137		15,902
International Small Company Fund		6,073	205	534		5,594
LargeCap Growth Fund		11,883	—	12,665		—
LargeCap Value Fund		16,785	—	17,065		—
Multi-Manager Equity Long/Short Fund		6,802	266	7,050		—
Origin Emerging Markets Fund		18,759	690	7,098		10,635
Principal Active Global Dividend Income ETF		13,944	2,273	—		16,450
Principal Capital Appreciation Fund		21,273	—	21,768		—
Principal EDGE Active Income ETF		10,662	1,796	—		12,329
Principal Government Money Market Fund 1.97%		253	28,090	27,480		863
Principal U.S. Mega-Cap Multi-Factor Index ETF		18,441	21,283	4,122		38,525
Principal U.S. Small-Cap Multi-Factor Index ETF		11,346	847	634		12,784
Real Estate Debt Income Fund		6,955	595	7,441		—
Short-Term Income Fund		5,094	612	440		5,214
Small-MidCap Dividend Income Fund		6,399	—	6,372		—
		$290,407	$124,622	$128,662		$293,156

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$	— $	5 $		— $	4,204
Diversified International Fund		—	(36)		—	(1,707)
EDGE MidCap Fund		—	2		59	1,380
Equity Income Account		1,066	(79)		2,660	(823)
Global Multi-Strategy Fund		—	124		—	(163)
Global Real Estate Securities Fund		153	16		—	129
International Small Company Fund		—	9		—	(159)
LargeCap Growth Fund		—	901		—	(119)
LargeCap Value Fund		—	(1,519)		—	1,799
Multi-Manager Equity Long/Short Fund		—	505		—	(523)
Origin Emerging Markets Fund		—	948		—	(2,664)
Principal Active Global Dividend Income ETF		188	—		—	233
Principal Capital Appreciation Fund		—	4,295		—	(3,800)
Principal EDGE Active Income ETF		333	—		—	(129)
Principal Government Money Market Fund 1.97%		29	—		—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF		348	23		—	2,900
Principal U.S. Small-Cap Multi-Factor Index ETF		49	107		—	1,118
Real Estate Debt Income Fund		165	(123)		—	14
Short-Term Income Fund		86	(5)		—	(47)
Small-MidCap Dividend Income Fund		—	2,636		—	(2,663)
		$2,417	$7,809		$2,719	$(1,020)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.17%	Shares Held Value (000's)		Principal
Money Market Funds - 1.17%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	1,777,082	$1,777	Automobile Asset Backed Securities (continued)
1.97%(a),(b)			CPS Auto Trust
TOTAL INVESTMENT COMPANIES		$1,777	1.50%, 06/15/2020(c)	$48	$48
	Principal		1.68%, 08/17/2020(c)	175	175
BONDS - 97.34%	Amount (000's) Value (000's)		2.87%, 09/15/2021(c)	451	451
Aerospace & Defense - 1.32%			Ford Credit Auto Owner Trust 2015-REV2
General Dynamics Corp			2.44%, 01/15/2027(c)	673	665
2.88%, 05/11/2020	$200	$199	Ford Credit Auto Owner Trust 2016-REV2
3.00%, 05/11/2021	250	249	2.03%, 12/15/2027(c)	750	725
Lockheed Martin Corp			Ford Credit Auto Owner Trust 2017-REV1
1.85%, 11/23/2018	200	200	2.62%, 08/15/2028(c)	500	487
Northrop Grumman Corp			Ford Credit Auto Owner Trust/Ford Credit
2.08%, 10/15/2020	150	147	3.47%, 01/15/2030(c)	400	399
2.55%, 10/15/2022	250	241	Ford Credit Auto Owner Trust/Ford Credit
Rockwell Collins Inc			2014-REV1
3.20%, 03/15/2024	250	241	2.26%, 11/15/2025(c)	173	173
United Technologies Corp			OneMain Direct Auto Receivables Trust 2017-2
1.50%, 11/01/2019	400	394	2.31%, 12/14/2021(c)	670	666
1.90%, 05/04/2020	350	343	OneMain Direct Auto Receivables Trust 2018-1
		$2,014	3.43%, 12/16/2024(c)	500	499
Airlines - 0.65%			Santander Drive Auto Receivables Trust 2014-3
American Airlines 2013-2 Class A Pass Through			2.65%, 08/17/2020	68	68
Trust			Santander Drive Auto Receivables Trust 2014-5
4.95%, 07/15/2024	340	348	2.46%, 06/15/2020	54	54
Continental Airlines 2009-2 Class A Pass Through			Santander Drive Auto Receivables Trust 2015-1
Trust			2.57%, 04/15/2021	135	135
7.25%, 05/10/2021	194	201	Santander Drive Auto Receivables Trust 2015-2
Delta Air Lines 2009-1 Class A Pass Through			2.44%, 04/15/2021	135	134
Trust			Santander Drive Auto Receivables Trust 2018-1
7.75%, 06/17/2021	150	157	2.10%, 11/16/2020	135	135
Delta Air Lines 2012-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2018-2
Trust			2.58%, 10/15/2020	600	600
4.75%, 11/07/2021	272	277	Santander Drive Auto Receivables Trust 2018-3
		$983	2.78%, 03/15/2021	500	500
Automobile Asset Backed Securities - 8.22%			Santander Drive Auto Receivables Trust 2018-4
AmeriCredit Automobile Receivables Trust			2.73%, 04/15/2021	200	200
2014-1			3.01%, 03/15/2022	200	200
2.54%, 06/08/2020	798	798	TCF Auto Receivables Owner Trust 2016-PT1
AmeriCredit Automobile Receivables Trust			1.93%, 06/15/2022(c)	412	408
2014-2			Westlake Automobile Receivables Trust 2016-3
2.57%, 07/08/2020	395	395	2.07%, 12/15/2021(c)	406	406
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2017-2
2014-3			1.80%, 07/15/2020(c)	120	119
2.58%, 09/08/2020	39	39	Westlake Automobile Receivables Trust 2018-1
AmeriCredit Automobile Receivables Trust			2.24%, 12/15/2020(c)	392	391
2017-4			Westlake Automobile Receivables Trust 2018-2
1.83%, 05/18/2021	158	158	2.84%, 09/15/2021(c)	200	200
Americredit Automobile Receivables Trust 2018-1			3.20%, 01/16/2024(c)	200	200
3.07%, 12/19/2022	250	250	Westlake Automobile Receivables Trust 2018-3
Americredit Automobile Receivables Trust 2018-2			2.98%, 01/18/2022(c)	300	300
3.15%, 03/20/2023	200	200	3.32%, 10/16/2023(c)	300	299
Bank of The West Auto Trust 2017-1					$12,503
1.78%, 02/15/2021(c)	162	161	Automobile Floor Plan Asset Backed Securities - 1.38%
BMW Floorplan Master Owner Trust			Ally Master Owner Trust
2.48%, 05/15/2023(c)	250	250	2.70%, 01/17/2023	500	495
1.00 x 1 Month LIBOR + 0.32%			3.29%, 05/15/2023	500	500
Capital Auto Receivables Asset Trust 2017-1			Ford Credit Floorplan Master Owner Trust A
1.76%, 06/22/2020(c)	240	240	2.62%, 11/15/2021	700	702
Capital Auto Receivables Asset Trust 2018-1			1.00 x 1 Month LIBOR + 0.46%
2.54%, 10/20/2020(c)	651	651	Nissan Master Owner Trust Receivables
CPS Auto Receivables Trust 2014-C			2.48%, 10/17/2022	400	401
3.77%, 08/17/2020(c)	185	186	1.00 x 1 Month LIBOR + 0.32%
CPS Auto Receivables Trust 2017-D					$2,098
1.87%, 03/15/2021(c)	92	91	Automobile Manufacturers - 1.65%
CPS Auto Receivables Trust 2018-A			Daimler Finance North America LLC
2.16%, 05/17/2021(c)	150	150	1.75%, 10/30/2019(c)	350	345
CPS Auto Receivables Trust 2018-B			Ford Motor Credit Co LLC
2.72%, 09/15/2021(c)	297	297	2.02%, 05/03/2019	400	398

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
General Motors Financial Co Inc			Goldman Sachs Group Inc/The (continued)
3.19%, 04/09/2021	$300	$301	4.08%, 02/25/2021	$400	$413
3 Month LIBOR + 0.85%			3 Month LIBOR + 1.77%
4.15%, 06/19/2023	300	299	HSBC Holdings PLC
PACCAR Financial Corp			3.32%, 05/18/2024	250	250
2.20%, 09/15/2019	323	321	3 Month LIBOR + 1.00%
3.10%, 05/10/2021	250	249	ING Groep NV
Toyota Motor Credit Corp			3.15%, 03/29/2022	450	439
2.10%, 01/17/2019	200	200	3.54%, 03/29/2022	250	254
2.60%, 01/11/2022	400	391	3 Month LIBOR + 1.15%
		$2,504	JPMorgan Chase & Co
Banks- 20.42%			2.30%, 08/15/2021	500	486
Bank of America Corp			3.24%, 04/25/2023	1,500	1,514
2.50%, 10/21/2022	500	479	3 Month LIBOR + 0.90%
2.63%, 10/19/2020	250	247	3.57%, 10/24/2023	500	510
3.00%, 12/20/2023(d)	430	417	3 Month LIBOR + 1.23%
3 Month LIBOR + 0.79%			4.25%, 10/15/2020	750	764
3.51%, 01/20/2023	1,350	1,373	KeyBank NA/Cleveland OH
3 Month LIBOR + 1.16%			2.35%, 03/08/2019	650	649
4.20%, 08/26/2024	500	502	2.40%, 06/09/2022	400	384
Bank of New York Mellon Corp/The			Morgan Stanley
2.20%, 05/15/2019	673	671	2.89%, 02/10/2021	500	502
2.50%, 04/15/2021	300	295	3 Month LIBOR + 0.55%
3.39%, 10/30/2023	500	510	3.74%, 10/24/2023	1,400	1,439
3 Month LIBOR + 1.05%			3 Month LIBOR + 1.40%
BB&T Corp			3.75%, 04/21/2021	600	615
2.05%, 05/10/2021	200	194	3 Month LIBOR + 1.40%
2.99%, 04/01/2022	100	101	4.10%, 05/22/2023	300	302
3 Month LIBOR + 0.65%			5.50%, 07/24/2020	500	519
3.00%, 02/01/2019	336	336	PNC Bank NA
3 Month LIBOR + 0.66%			2.00%, 05/19/2020	500	491
BNP Paribas SA			2.70%, 11/01/2022	600	578
3.50%, 03/01/2023(c)	500	488	2.84%, 07/27/2022	400	401
Branch Banking & Trust Co			3 Month LIBOR + 0.50%
2.10%, 01/15/2020	600	593	PNC Financial Services Group Inc/The
2.63%, 01/15/2022	600	587	3.90%, 04/29/2024	150	149
Capital One NA			State Street Corp
3.10%, 09/13/2019	500	502	3.10%, 05/15/2023	688	673
3 Month LIBOR + 0.77%			SunTrust Bank/Atlanta GA
3.49%, 01/30/2023	600	607	2.25%, 01/31/2020	400	396
3 Month LIBOR + 1.15%			2.45%, 08/01/2022	600	576
Citigroup Inc			2.93%, 08/02/2022	250	251
2.70%, 03/30/2021	900	885	3 Month LIBOR + 0.59%
3.30%, 04/25/2022	200	202	SunTrust Banks Inc
3 Month LIBOR + 0.96%			2.90%, 03/03/2021	500	494
3.41%, 05/17/2024	250	252	UBS AG/London
3 Month LIBOR + 1.10%			2.20%, 06/08/2020(c)	250	245
3.50%, 05/15/2023	250	246	2.91%, 06/08/2020(c)	250	251
4.00%, 08/05/2024	274	272	3 Month LIBOR + 0.58%
Credit Suisse Group AG			UBS Group Funding Switzerland AG
3.57%, 06/12/2024(c)	250	251	3.49%, 05/23/2023(c)	300	294
3 Month LIBOR + 1.24%			US Bancorp
4.21%, 06/12/2024(c),(d)	250	249	3.60%, 09/11/2024	650	644
3 Month LIBOR + 1.24%			US Bank NA/Cincinnati OH
Fifth Third Bancorp			2.00%, 01/24/2020	400	395
2.60%, 06/15/2022	600	578	2.05%, 10/23/2020	300	294
4.30%, 01/16/2024	400	405	Wells Fargo & Co
Fifth Third Bank/Cincinnati OH			3.45%, 01/24/2023	1,000	1,012
1.63%, 09/27/2019	250	247	3 Month LIBOR + 1.11%
2.25%, 06/14/2021	300	291	Wells Fargo Bank NA
Goldman Sachs Group Inc/The			2.85%, 07/23/2021	500	501
2.30%, 12/13/2019	400	396	3 Month LIBOR + 0.50%
3.00%, 04/26/2022	800	784			$31,062
3.44%, 04/26/2022	1,000	1,012	Beverages - 1.01%
3 Month LIBOR + 1.11%			Anheuser-Busch InBev Finance Inc
3.51%, 04/23/2020	400	405	3.30%, 02/01/2023	400	395
3 Month LIBOR + 1.16%

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)				Consumer Products - 0.26%
Anheuser-Busch InBev Worldwide Inc				Reckitt Benckiser Treasury Services PLC
3.08%, 01/12/2024		$150	$151	2.93%, 06/24/2022(c)	$400	$400
3 Month LIBOR + 0.74%				3 Month LIBOR + 0.56%
Keurig Dr Pepper Inc				Credit Card Asset Backed Securities - 1.08%
3.55%, 05/25/2021(c)		250	250	Cabela's Credit Card Master Note Trust
4.06%, 05/25/2023(c)		200	200	2.61%, 07/15/2022	834	835
PepsiCo Inc				1.00 x 1 Month LIBOR + 0.45%
1.35%, 10/04/2019		350	345	Capital One Multi-Asset Execution Trust
2.15%, 10/14/2020		200	197	2.67%, 09/16/2024	800	807
			$1,538	1.00 x 1 Month LIBOR + 0.51%
Biotechnology - 1.48%						$1,642
Amgen Inc				Diversified Financial Services - 0.95%
2.20%, 05/22/2019		373	372	GE Capital International Funding Co Unlimited
2.20%, 05/11/2020		200	197	Co
2.65%, 05/11/2022		400	388	2.34%, 11/15/2020	750	733
Biogen Inc				GTP Acquisition Partners I LLC
2.90%, 09/15/2020		500	497	2.35%, 06/15/2045(c)	721	705
Celgene Corp						$1,438
2.88%, 02/19/2021		250	247	Electric - 4.34%
3.25%, 08/15/2022		250	247	Alabama Power Co
Gilead Sciences Inc				2.45%, 03/30/2022	750	727
1.85%, 09/20/2019		300	298	Alliant Energy Finance LLC
			$2,246	3.75%, 06/15/2023(c)	150	149
Building Materials - 0.20%				Black Hills Corp
Martin Marietta Materials Inc				2.50%, 01/11/2019	500	499
2.84%, 12/20/2019		300	301	4.25%, 11/30/2023	500	507
3 Month LIBOR + 0.50%				Dominion Energy Inc
Chemicals - 0.53%				2.58%, 07/01/2020	200	197
Air Liquide Finance SA				2.96%, 07/01/2019(f)	650	650
1.75%, 09/27/2021(c)		250	239	Duke Energy Florida LLC
Chevron Phillips Chemical Co LLC / Chevron				1.85%, 01/15/2020	400	394
Phillips Chemical Co LP				3.10%, 08/15/2021	250	250
2.45%, 05/01/2020(c)		168	166	Emera US Finance LP
3.30%, 05/01/2023(c)		200	197	2.70%, 06/15/2021	300	291
International Flavors & Fragrances Inc				Exelon Corp
3.40%, 09/25/2020		100	100	3.50%, 06/01/2022	500	491
Westlake Chemical Corp				Fortis Inc/Canada
3.60%, 07/15/2022		100	99	2.10%, 10/04/2021	633	605
			$801	Indiantown Cogeneration LP
Commercial Mortgage Backed Securities - 1.18%				9.77%, 12/15/2020	170	181
Ginnie Mae				San Diego Gas & Electric Co
0.49%, 09/16/2055(e),(f)		2,966	95	1.91%, 02/01/2022	101	99
0.70%, 01/16/2054(e),(f)		2,688	93	Sempra Energy
0.76%, 10/16/2054(e),(f)		3,587	123	2.40%, 02/01/2020	250	247
0.85%, 02/16/2055(e),(f)		5,484	183	2.84%, 01/15/2021	500	500
0.88%, 01/16/2055(e),(f)		5,631	227	3 Month LIBOR + 0.50%
1.06%, 06/16/2045(e),(f)		1,483	79	Southern California Edison Co
1.37%, 12/16/2036(e),(f)		2,102	114	1.85%, 02/01/2022	207	202
GS Mortgage Securities Trust 2017-GS6				Texas-New Mexico Power Co
1.95%, 05/10/2050		508	494	9.50%, 04/01/2019(c)	202	208
JPMDB Commercial Mortgage Securities Trust				WEC Energy Group Inc
2016-	C4			3.38%, 06/15/2021	400	400
1.54%, 12/15/2049		394	383			$6,597
			$1,791	Electronics - 0.59%
Computers - 1.39%				Fortive Corp
Apple Inc				1.80%, 06/15/2019	35	35
1.90%, 02/07/2020		200	198	2.35%, 06/15/2021	300	291
2.00%, 11/13/2020		300	295	Honeywell International Inc
2.50%, 02/09/2022		400	391	1.85%, 11/01/2021	600	577
Dell International LLC / EMC Corp						$903
3.48%, 06/01/2019(c)		600	601	Finance - Mortgage Loan/Banker - 10.46%
Hewlett Packard Enterprise Co				Fannie Mae
2.85%, 10/05/2018		138	138	1.25%, 08/17/2021	1,100	1,051
International Business Machines Corp				1.38%, 10/07/2021	1,500	1,433
2.25%, 02/19/2021		500	490	1.88%, 04/05/2022	3,000	2,894
			$2,113	2.00%, 01/05/2022	1,000	971
				2.38%, 01/19/2023	5,800	5,654
				2.50%, 04/13/2021	200	198

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)			Insurance (continued)
Fannie Mae (continued)			Metropolitan Life Global Funding I
2.75%, 06/22/2021	$500	$498	1.95%, 09/15/2021(c)	$470	$450
2.88%, 09/12/2023	1,250	1,239	2.30%, 04/10/2019(c)	573	572
Freddie Mac			2.73%, 06/12/2020(c)	250	251
2.38%, 01/13/2022	1,000	983	3 Month LIBOR + 0.40%
2.75%, 06/19/2023	1,000	988	2.73%, 09/07/2020(c)	250	251
		$15,909	U.S. Secured Overnight Financing Rate + 0.57%
Food- 1.08%			New York Life Global Funding
Kraft Heinz Foods Co			1.95%, 02/11/2020(c)	400	394
2.91%, 02/10/2021	400	400	2.00%, 04/13/2021(c)	400	388
3 Month LIBOR + 0.57%			2.15%, 06/18/2019(c)	124	124
4.00%, 06/15/2023	150	151	2.85%, 06/10/2022(c)	1,000	1,008
Mondelez International Holdings Netherlands BV			3 Month LIBOR + 0.52%
1.63%, 10/28/2019(c)	500	493			$6,896
Tyson Foods Inc			Internet - 0.49%
2.25%, 08/23/2021	150	144	Amazon.com Inc
2.76%, 05/30/2019	250	250	2.40%, 02/22/2023	500	481
3 Month LIBOR + 0.45%			2.60%, 12/05/2019	273	272
2.76%, 08/21/2020	200	200			$753
3 Month LIBOR + 0.45%			Machinery - Construction & Mining - 0.32%
		$1,638	Caterpillar Financial Services Corp
Hand & Machine Tools - 0.39%			2.55%, 11/29/2022	500	485
Stanley Black & Decker Inc			Machinery - Diversified - 0.39%
1.62%, 11/17/2018	600	599	John Deere Capital Corp
Healthcare - Products - 0.49%			2.05%, 03/10/2020	350	345
Medtronic Global Holdings SCA			2.87%, 06/07/2023	250	251
1.70%, 03/28/2019	500	498	3 Month LIBOR + 0.55%
Medtronic Inc					$596
2.50%, 03/15/2020	250	248	Manufactured Housing Asset Backed Securities - 0.00%
		$746	Conseco Finance Corp
Healthcare - Services - 0.77%			7.70%, 09/15/2026	3	3
Halfmoon Parent Inc			Media- 0.66%
2.98%, 09/17/2021(c)	500	501	Time Warner Cable LLC
3 Month LIBOR + 0.65%			8.25%, 04/01/2019	505	518
Humana Inc			Walt Disney Co/The
2.50%, 12/15/2020	100	98	1.95%, 03/04/2020	500	493
Roche Holdings Inc					$1,011
2.73%, 09/30/2019(c)	323	324	Mining - 0.13%
3 Month LIBOR + 0.34%			Glencore Funding LLC
UnitedHealth Group Inc			4.13%, 05/30/2023(c)	200	200
1.95%, 10/15/2020	250	245	Miscellaneous Manufacturers - 0.82%
		$1,168	General Electric Co
Home Equity Asset Backed Securities - 0.02%			5.50%, 01/08/2020	150	154
RASC Series 2005-AHL2 Trust			Ingersoll-Rand Global Holding Co Ltd
2.57%, 10/25/2035	30	30	2.90%, 02/21/2021	500	494
1.00 x 1 Month LIBOR + 0.35%			Siemens Financieringsmaatschappij NV
Housewares - 0.26%			2.20%, 03/16/2020(c)	350	346
Newell Brands Inc			2.94%, 03/16/2022(c)	250	253
2.60%, 03/29/2019	200	199	3 Month LIBOR + 0.61%
3.85%, 04/01/2023	200	196			$1,247
		$395	Mortgage Backed Securities - 5.01%
Insurance - 4.53%			Alternative Loan Trust 2004-J8
Allstate Corp/The			6.00%, 02/25/2017	4	4
3.02%, 03/29/2023	250	251	Banc of America Funding 2004-1 Trust
3 Month LIBOR + 0.63%			5.25%, 02/25/2019	1	1
Berkshire Hathaway Finance Corp			Banc of America Funding 2004-3 Trust
1.70%, 03/15/2019	500	498	4.75%, 09/25/2019	4	4
Berkshire Hathaway Inc			CHL Mortgage Pass-Through Trust 2003-46
2.75%, 03/15/2023	500	488	3.70%, 01/19/2034(f)	38	38
Five Corners Funding Trust			CHL Mortgage Pass-Through Trust 2004-J7
4.42%, 11/15/2023(c)	750	770	5.00%, 09/25/2019	2	2
MassMutual Global Funding II			Credit Suisse First Boston Mortgage Securities
1.55%, 10/11/2019(c)	350	346	Corp
2.00%, 04/15/2021(c)	250	242	5.00%, 09/25/2019	3	2
2.35%, 04/09/2019(c)	865	863

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
CSFB Mortgage-Backed Pass-Through			Sequoia Mortgage Trust 2018-6
Certificates Series 2004-AR4			4.00%, 07/25/2048(c),(f)	$204	$205
3.18%, 05/25/2034	$24	$23	Sequoia Mortgage Trust 2018-7
1.00 x 1 Month LIBOR + 0.96%			4.00%, 09/25/2048(c),(f)	248	248
CSFB Mortgage-Backed Trust Series 2004-7			Sequoia Mortgage Trust 2018-CH3
5.00%, 10/25/2019	7	7	4.00%, 08/25/2048(c),(f)	238	235
CSMC 2017-HL2 Trust					$7,624
3.50%, 10/25/2047(c),(f)	443	437	Oil & Gas - 1.75%
JP Morgan Mortgage Trust 2004-A3			BP Capital Markets PLC
4.15%, 07/25/2034(f)	25	25	4.75%, 03/10/2019	423	427
JP Morgan Mortgage Trust 2004-S1			Chevron Corp
5.00%, 09/25/2034	43	43	2.80%, 03/03/2022	250	253
JP Morgan Mortgage Trust 2016-4			3 Month LIBOR + 0.48%
3.50%, 10/25/2046(c),(f)	619	609	2.90%, 03/03/2024	250	244
JP Morgan Mortgage Trust 2017-2			Cimarex Energy Co
3.50%, 05/25/2047(c),(f)	408	402	4.38%, 06/01/2024	250	252
JP Morgan Mortgage Trust 2017-4			Phillips 66
3.50%, 11/25/2048(c),(f)	422	417	2.99%, 04/15/2019(c)	150	150
JP Morgan Mortgage Trust 2017-6			3 Month LIBOR + 0.65%
3.50%, 12/25/2048(c),(f)	227	224	3.09%, 04/15/2020(c)	300	300
JP Morgan Mortgage Trust 2018-3			3 Month LIBOR + 0.75%
3.50%, 09/25/2048(c),(f)	474	466	Shell International Finance BV
JP Morgan Mortgage Trust 2018-4			2.13%, 05/11/2020	505	498
3.50%, 10/25/2048(c),(f)	287	282	2.38%, 08/21/2022	557	539
JP Morgan Mortgage Trust 2018-6					$2,663
3.50%, 12/25/2048(c),(f)	390	384	Oil & Gas Services - 0.16%
MASTR Alternative Loan Trust 2003-9			Baker Hughes a GE Co LLC / Baker Hughes Co-
6.50%, 01/25/2019	10	10	Obligor Inc
MASTR Asset Securitization Trust 2004-11			2.77%, 12/15/2022	250	242
5.00%, 12/25/2019	1	1	Other Asset Backed Securities - 6.58%
MASTR Asset Securitization Trust 2004-9			CCG Receivables Trust 2018-1
5.00%, 09/25/2019	4	4	2.50%, 06/16/2025(c)	100	99
PHH Mortgage Trust Series 2008-CIM1			CCG Receivables Trust 2018-2
5.22%, 06/25/2038	86	83	3.09%, 12/15/2025(c)	500	499
1.00 x 1 Month LIBOR + 2.25%			Drug Royalty II LP 2
Prime Mortgage Trust 2005-2			3.48%, 07/15/2023(c)	235	234
5.25%, 07/25/2020	44	45	Drug Royalty III LP 1
Provident Funding Mortgage Loan Trust 2005-1			3.98%, 04/15/2027(c)	116	116
2.80%, 05/25/2035	111	110	4.84%, 04/15/2027(c)	171	172
1.00 x 1 Month LIBOR + 0.58%			1.00 x 3 Month LIBOR + 2.50%
PSMC 2018-1 Trust			MMAF Equipment Finance LLC 2018-A
3.50%, 02/25/2048(c),(f)	465	458	2.92%, 07/12/2021(c)	300	300
PSMC 2018-2 Trust			MVW Owner Trust 2015-1
3.50%, 06/25/2048(c),(f)	488	480	2.52%, 12/20/2032(c)	276	270
PSMC 2018-3 Trust			MVW Owner Trust 2016-1
4.00%, 08/25/2048(c),(f)	250	251	2.25%, 12/20/2033(c)	237	230
RALI Series 2003-QS23 Trust			MVW Owner Trust 2018-1
5.00%, 12/26/2018	5	5	3.45%, 01/21/2036(c)	484	483
RALI Series 2004-QS3 Trust			OneMain Financial Issuance Trust 2015-2
5.00%, 03/25/2019	3	2	2.57%, 07/18/2025(c)	8	8
RBSSP Resecuritization Trust 2009-7			PFS Financing Corp
2.46%, 06/26/2037(c)	20	20	2.40%, 10/17/2022(c)	300	294
1.00 x 1 Month LIBOR + 0.40%			2.53%, 10/15/2021(c)	200	200
Sequoia Mortgage Trust 2013-4			1.00 x 1 Month LIBOR + 0.47%
1.55%, 04/25/2043(f)	45	43	2.64%, 03/15/2021(c)	750	751
Sequoia Mortgage Trust 2013-8			1.00 x 1 Month LIBOR + 0.58%
2.25%, 06/25/2043(f)	320	314	2.66%, 07/15/2022(c)	750	752
Sequoia Mortgage Trust 2017-1			1.00 x 1 Month LIBOR + 0.60%
3.50%, 02/25/2047(c),(f)	424	419	3.19%, 04/17/2023(c)	250	248
Sequoia Mortgage Trust 2017-2			RAAC Series 2006-RP2 Trust
3.50%, 02/25/2047(c),(f)	207	203	2.47%, 02/25/2037(c)	6	6
Sequoia Mortgage Trust 2017-3			1.00 x 1 Month LIBOR + 0.25%
3.50%, 04/25/2047(c),(f)	371	367	Structured Asset Investment Loan Trust 2005-4
Sequoia Mortgage Trust 2018-3			2.88%, 05/25/2035	3	3
3.50%, 03/25/2048(c),(f)	282	277	1.00 x 1 Month LIBOR + 0.66%
Sequoia Mortgage Trust 2018-5			Trafigura Securitisation Finance PLC 2017-1
3.50%, 05/25/2048(c),(f)	481	474	3.01%, 12/15/2020(c)	1,000	999
			1.00 x 1 Month LIBOR + 0.85%

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)		Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			REITs (continued)
Verizon Owner Trust 2016-1			Welltower Inc
1.42%, 01/20/2021(c)	$393	$391	4.95%, 01/15/2021		$250	$257
Verizon Owner Trust 2016-2						$2,506
1.68%, 05/20/2021(c)	1,000	993	Retail - 0.98%
Verizon Owner Trust 2017-1			Home Depot Inc/The
2.06%, 09/20/2021(c)	250	248	1.80%, 06/05/2020		500	492
Verizon Owner Trust 2017-2			McDonald's Corp
1.92%, 12/20/2021(c)	750	740	2.75%, 12/09/2020		500	496
Verizon Owner Trust 2017-3			Walmart Inc
2.06%, 04/20/2022(c)	300	296	1.75%, 10/09/2019		100	99
Verizon Owner Trust 2018-1			1.90%, 12/15/2020		150	147
2.82%, 09/20/2022(c)	500	497	3.40%, 06/26/2023		250	251
Volvo Financial Equipment LLC Series 2018-1						$1,485
2.26%, 09/15/2020(c)	250	249	Savings & Loans - 0.00%
Volvo Financial Equipment Master Owner Trust			Washington Mutual Bank / Henderson NV
2.56%, 11/15/2022(c)	250	251	0.00%, 01/15/2013(g),(h),(i)		200	—
1.00 x 1 Month LIBOR + 0.50%			Semiconductors - 0.88%
2.68%, 07/17/2023(c)	400	401	Broadcom Corp / Broadcom Cayman Finance Ltd
1.00 x 1 Month LIBOR + 0.52%			2.38%, 01/15/2020		600	593
VSE 2018-A Voi Mortgage LLC			3.00%, 01/15/2022		200	195
3.56%, 02/20/2036(c)	284	283	Microchip Technology Inc
		$10,013	3.92%, 06/01/2021(c)		100	99
Packaging & Containers - 0.13%			4.33%, 06/01/2023(c)		200	199
Packaging Corp of America			QUALCOMM Inc
2.45%, 12/15/2020	200	196	3.07%, 01/30/2023		250	251
Pharmaceuticals - 1.10%			3 Month LIBOR + 0.73%
AbbVie Inc						$1,337
2.30%, 05/14/2021	200	195	Software - 0.71%
2.50%, 05/14/2020	336	332	Microsoft Corp
Bayer US Finance II LLC			1.10%, 08/08/2019		250	247
3.34%, 12/15/2023(c)	250	250	1.85%, 02/12/2020		400	395
3 Month LIBOR + 1.01%			Oracle Corp
3.50%, 06/25/2021(c)	250	249	1.90%, 09/15/2021		200	193
3.88%, 12/15/2023(c)	200	199	2.25%, 10/08/2019		250	248
CVS Health Corp						$1,083
3.13%, 03/09/2020	200	200	Student Loan Asset Backed Securities - 4.52%
Mead Johnson Nutrition Co			Commonbond Student Loan Trust 2018-BGS
3.00%, 11/15/2020	250	249	3.56%, 09/25/2045(c)		395	395
		$1,674	Keycorp Student Loan Trust 2000-b
Pipelines - 2.22%			2.65%, 07/25/2029		508	504
Buckeye Partners LP			1.00 x 3 Month LIBOR + 0.31%
2.65%, 11/15/2018	649	649	KeyCorp Student Loan Trust 2003-A
4.15%, 07/01/2023	400	394	2.87%, 01/25/2037		653	636
Columbia Pipeline Group Inc			1.00 x 3 Month LIBOR + 0.53%
3.30%, 06/01/2020	168	168	KeyCorp Student Loan Trust 2004-A
Florida Gas Transmission Co LLC			2.87%, 01/27/2042		74	74
3.88%, 07/15/2022(c)	250	251	1.00 x 3 Month LIBOR + 0.53%
7.90%, 05/15/2019(c)	559	575	KeyCorp Student Loan Trust 2006-A
Kinder Morgan Inc/DE			2.69%, 09/27/2035		283	283
3.62%, 01/15/2023	500	508	1.00 x 3 Month LIBOR + 0.31%
3 Month LIBOR + 1.28%			Navient Private Education Loan Trust 2014-CT
TransCanada PipeLines Ltd			2.86%, 09/16/2024(c)		101	101
4.52%, 05/15/2067	900	840	1.00 x 1 Month LIBOR + 0.70%
3 Month LIBOR + 2.21%			Navient Private Education Loan Trust 2017-A
		$3,385	2.56%, 12/16/2058(c)		104	104
REITs- 1.65%			1.00 x 1 Month LIBOR + 0.40%
Alexandria Real Estate Equities Inc			Navient Private Education Loan Trust 2018-B
2.75%, 01/15/2020	510	505	2.51%, 12/15/2059(c)		199	199
3.90%, 06/15/2023	100	101	1.00 x 1 Month LIBOR + 0.35%
Digital Realty Trust LP			Navient Private Education Refi Loan Trust
3.40%, 10/01/2020	300	300	2018	-A
Healthcare Realty Trust Inc			2.53%, 02/18/2042(c)		380	377
3.75%, 04/15/2023	365	357	Navient Private Education Refi Loan Trust
Hospitality Properties Trust			2018	-C
4.50%, 06/15/2023	200	201	3.01%, 06/16/2042(c)		240	240
SBA Tower Trust			SLM Private Credit Student Loan Trust 2002-A
2.88%, 07/10/2046(c)	400	393	2.88%, 12/16/2030		396	395
3.17%, 04/09/2047(c)	400	392	1.00 x 3 Month LIBOR + 0.55%

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)			Transportation (continued)
SLM Private Credit Student Loan Trust 2004-A			United Parcel Service Inc
2.73%, 06/15/2033	$150	$148	2.79%, 04/01/2023	$650	$653
1.00 x 3 Month LIBOR + 0.40%			3 Month LIBOR + 0.45%
SLM Private Credit Student Loan Trust 2004-B					$1,749
2.66%, 03/15/2024	499	499	TOTAL BONDS		$148,069
1.00 x 3 Month LIBOR + 0.33%			U.S. GOVERNMENT & GOVERNMENT	Principal
SLM Private Credit Student Loan Trust 2006-A			AGENCY OBLIGATIONS - 1.01%	Amount (000's) Value (000's)
2.62%, 06/15/2039	888	867	Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
1.00 x 3 Month LIBOR + 0.29%			4.01%, 09/01/2035	$13	$13
SLM Private Credit Student Loan Trust 2006-B			1.00 x U.S. Treasury 1-Year Note + 2.25%
2.53%, 12/15/2039	348	343	Federal National Mortgage Association (FNMA) - 0.08%
1.00 x 3 Month LIBOR + 0.20%			3.52%, 12/01/2032	4	4
SLM Private Education Loan Trust 2013-A			1.00 x 12 Month LIBOR + 1.64%
1.77%, 05/17/2027(c)	287	286	3.54%, 11/01/2032	3	3
SLM Private Education Loan Trust 2013-B			1.00 x U.S. Treasury 1-Year Note + 2.29%
1.85%, 06/17/2030(c)	159	158	3.62%, 01/01/2035	9	10
SMB Private Education Loan Trust 2016-C			1.00 x 12 Month LIBOR + 1.75%
2.71%, 11/15/2023(c)	76	76	3.79%, 04/01/2033	33	35
1.00 x 1 Month LIBOR + 0.55%			1.00 x 6 Month LIBOR + 1.51%
SMB Private Education Loan Trust 2017-A			3.87%, 02/01/2037	23	24
2.61%, 06/17/2024(c)	109	109	1.00 x U.S. Treasury 1-Year Note + 2.11%
1.00 x 1 Month LIBOR + 0.45%			4.22%, 11/01/2035	1	1
SMB Private Education Loan Trust 2017-B				1.00 x Cost of funds for the 11th District of San Francisco + 1.27%
2.43%, 06/17/2024(c)	395	395	4.34%, 08/01/2034	7	7
1.00 x 1 Month LIBOR + 0.27%			1.00 x 12 Month LIBOR + 1.63%
SMB Private Education Loan Trust 2018-A			4.40%, 07/01/2034	19	20
2.51%, 03/16/2026(c)	188	188	1.00 x 12 Month LIBOR + 1.65%
1.00 x 1 Month LIBOR + 0.35%			4.57%, 02/01/2035	3	3
SMB Private Education Loan Trust 2018-B			1.00 x 6 Month LIBOR + 2.07%
2.48%, 12/16/2024(c)	254	254	4.75%, 12/01/2033	12	13
1.00 x 1 Month LIBOR + 0.32%			1.00 x 6 Month LIBOR + 2.25%
SMB Private Education Loan Trust 2018-C			8.00%, 05/01/2027	6	6
2.43%, 09/15/2025(c),(h),(i)	250	250			$126
1.00 x 1 Month LIBOR + 0.30%			Government National Mortgage Association (GNMA) - 0.00%
		$6,881	10.00%, 06/15/2020	1	1
Telecommunications - 3.04%			10.00%, 05/15/2020	2	2
AT&T Inc					$3
3.21%, 02/15/2023(c)	250	248	U.S. Treasury - 0.92%
3 Month LIBOR + 0.89%			1.88%, 08/31/2022	1,250	1,202
3.60%, 02/17/2023	1,000	994	2.75%, 07/31/2023	200	198
Cisco Systems Inc					$1,400
2.20%, 02/28/2021	250	245	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.95%, 02/15/2019	500	504	OBLIGATIONS		$1,542
Crown Castle Towers LLC			Total Investments		$151,388
3.22%, 05/15/2022(c)	75	73	Other Assets and Liabilities - 0.48%		725
Sprint Spectrum Co LLC / Sprint Spectrum Co II			TOTAL NET ASSETS - 100.00%		$152,113
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023(c)	563	560
4.74%, 03/20/2025(c)	950	950	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Verizon Communications Inc				Investment Company Act of 1940) or an affiliate as defined by the Investment
2.86%, 05/22/2020	200	201		Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
3 Month LIBOR + 0.55%				voting shares of the security). Please see affiliated sub-schedule for
Vodafone Group PLC			transactional information.
3.33%, 01/16/2024	450	451	(b) Current yield shown is as of period end.
3 Month LIBOR + 0.99%			(c)	Security exempt from registration under Rule 144A of the Securities Act of
3.75%, 01/16/2024	400	395		1933. These securities may be resold in transactions exempt from registration,
		$4,621		normally to qualified institutional buyers. At the end of the period, the value of
Transportation - 1.15%				these securities totaled $46,539 or 30.60% of net assets.
Ryder System Inc			(d)	Rate shown is the rate in effect as of period end. The rate may be based on a
2.25%, 09/01/2021	200	193	fixed rate , variable rate, or floating rate.
2.45%, 11/15/2018	205	205	(e) Security is an Interest Only Strip.
3.75%, 06/09/2023	200	199	(f)	Certain variable rate securities are not based on a published reference rate
Union Pacific Corp				and spread but are determined by the issuer or agent and are based on current
3.20%, 06/08/2021	250	250		market conditions. These securities do not indicate a reference rate and
3.50%, 06/08/2023	250	249		spread in their description. Rate shown is the rate in effect as of period end.
			(g) Non-income producing security
			(h)	The value of these investments was determined using significant unobservable
			inputs.

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2018 (unaudited)

(i)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $250 or 0.16% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.55%
Asset Backed Securities	21.80%
Government	11.38%
Mortgage Securities	6.28%
Consumer, Non-cyclical	6.19%
Industrial	5.31%
Utilities	4.34%
Communications	4.19%
Energy	4.13%
Consumer, Cyclical	3.54%
Technology	2.98%
Investment Companies	1.17%
Basic Materials	0.66%
Other Assets and Liabilities	0.48%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 1.97%	$2,438		$47,922	$48,583		$1,777
	$2,438		$47,922	$48,583		$1,777

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$33	$—		$—		$—
	$33	$—		$—		$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SmallCap Account September 30, 2018 (unaudited)

COMMON STOCKS - 99.68%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.50%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	21,820	$1,985	Houlihan Lokey Inc	25,220	$1,133
MSA Safety Inc	11,500	1,224	Moelis & Co	27,200	1,491
		$3,209	Piper Jaffray Cos	19,530	1,491
Automobile Parts & Equipment - 0.99%					$6,409
Modine Manufacturing Co (a)	48,600	724	Electric - 2.50%
Visteon Corp (a)	15,100	1,403	PNM Resources Inc	64,280	2,536
		$2,127	Portland General Electric Co	62,000	2,828
Banks - 10.49%					$5,364
Cadence BanCorp	63,300	1,653	Electrical Components & Equipment - 0.22%
Cathay General Bancorp	63,020	2,611	nLight Inc (a)	21,648	481
CenterState Bank Corp	88,650	2,487	Electronics - 2.98%
First Commonwealth Financial Corp	55,200	891	II-VI Inc (a)	43,800	2,072
First Interstate BancSystem Inc	28,100	1,259	SYNNEX Corp	23,800	2,016
First Merchants Corp	25,290	1,138	Vishay Intertechnology Inc	113,320	2,306
Franklin Financial Network Inc (a)	22,700	888			$6,394
Lakeland Bancorp Inc	22,850	412	Engineering & Construction - 1.88%
Sandy Spring Bancorp Inc	37,800	1,486	MasTec Inc (a)	56,540	2,525
TCF Financial Corp	53,500	1,274	Tutor Perini Corp (a)	80,500	1,513
Umpqua Holdings Corp	118,600	2,467			$4,038
Union Bankshares Corp	38,000	1,464	Entertainment - 3.92%
United Community Banks Inc/GA	67,420	1,880	Eldorado Resorts Inc (a)	61,600	2,994
Valley National Bancorp	230,500	2,593	Golden Entertainment Inc (a)	50,000	1,200
		$22,503	Live Nation Entertainment Inc (a)	32,641	1,778
Biotechnology - 3.77%			Vail Resorts Inc	8,870	2,434
Acceleron Pharma Inc (a)	18,600	1,064			$8,406
Aratana Therapeutics Inc (a)	55,800	326	Environmental Control - 1.72%
Bellicum Pharmaceuticals Inc (a)	56,800	350	Advanced Disposal Services Inc (a)	32,600	883
Bluebird Bio Inc (a)	3,500	511	AquaVenture Holdings Ltd (a)	16,440	297
Denali Therapeutics Inc (a)	30,300	659	Energy Recovery Inc (a)	48,610	435
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—	Tetra Tech Inc	30,500	2,083
Exact Sciences Corp (a)	12,100	955			$3,698
FibroGen Inc (a)	17,600	1,069
Insmed Inc (a)	20,340	411	Food - 1.31%
MacroGenics Inc (a)	29,800	639	Darling Ingredients Inc (a)	145,566	2,812
Magenta Therapeutics Inc (a)	40,800	490	Gas - 1.23%
Sage Therapeutics Inc (a)	1,650	233	Southwest Gas Holdings Inc	33,350	2,636
Seattle Genetics Inc (a)	11,952	922	Healthcare - Products - 2.30%
Spark Therapeutics Inc (a)	8,155	445	Intersect ENT Inc (a)	25,300	727
		$8,074	K2M Group Holdings Inc (a)	42,810	1,172
Chemicals - 3.37%			Nevro Corp (a)	22,640	1,290
Cabot Corp	33,860	2,124	RA Medical Systems Inc (a)	22,060	402
KMG Chemicals Inc	26,720	2,019	STAAR Surgical Co (a)	27,700	1,330
Univar Inc (a)	100,400	3,078			$4,921
		$7,221	Healthcare - Services - 4.05%
Commercial Services - 6.65%			Addus HomeCare Corp (a)	18,600	1,305
AMN Healthcare Services Inc (a)	48,000	2,626	Encompass Health Corp	33,800	2,635
Arlo Technologies Inc (a)	57,409	833	Natera Inc (a)	21,300	510
ASGN Inc (a)	24,140	1,905	Syneos Health Inc (a)	46,560	2,400
Brink's Co/The	33,850	2,361	Teladoc Health Inc (a)	21,200	1,830
ICF International Inc	24,100	1,818			$8,680
K12 Inc (a)	37,660	667	Home Builders - 1.13%
Korn/Ferry International	45,070	2,219	Taylor Morrison Home Corp (a)	99,710	1,799
Medifast Inc	5,840	1,294	William Lyon Homes (a)	39,060	620
SP Plus Corp (a)	14,500	529			$2,419
		$14,252	Home Furnishings - 0.12%
Computers - 4.36%			Sonos Inc (a)	16,500	265
CACI International Inc (a)	17,200	3,167	Insurance - 2.67%
ExlService Holdings Inc (a)	27,510	1,821	First American Financial Corp	2,370	122
Perspecta Inc	110,642	2,846	Hanover Insurance Group Inc/The	19,500	2,406
PlayAGS Inc (a)	35,500	1,046	Kemper Corp	21,600	1,738
Tenable Holdings Inc (a)	12,000	467	MGIC Investment Corp (a)	110,300	1,468
		$9,347			$5,734
Consumer Products - 0.47%			Internet - 0.32%
Central Garden & Pet Co - A Shares (a)	30,670	1,016	Eventbrite Inc (a)	18,100	687
Diversified Financial Services - 2.99%			Iron & Steel - 0.82%
BGC Partners Inc	105,280	1,244	Reliance Steel & Aluminum Co	8,310	709
Enova International Inc (a)	17,070	492	Steel Dynamics Inc	23,150	1,046
Hamilton Lane Inc	12,600	558			$1,755

See accompanying notes.

Schedule of Investments
SmallCap Account
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Leisure Products & Services - 1.71%			Software - 4.96%
Planet Fitness Inc (a)	67,760	$3,661	Alteryx Inc (a)	13,410	$767
Lodging - 1.19%			Apptio Inc (a)	19,220	710
Extended Stay America Inc	126,500	2,559	Aspen Technology Inc (a)	23,900	2,722
Machinery - Diversified - 1.39%			Blackbaud Inc	28,010	2,842
Columbus McKinnon Corp/NY	25,278	999	Ceridian HCM Holding Inc (a)	7,578	319
Gates Industrial Corp PLC (a)	101,310	1,976	Manhattan Associates Inc (a)	21,940	1,198
		$2,975	Pluralsight Inc (a)	15,479	495
Metal Fabrication & Hardware - 1.33%			SendGrid Inc (a)	23,500	865
Rexnord Corp (a)	92,780	2,858	Smartsheet Inc (a)	18,454	577
			SVMK Inc (a)	9,200	148
Mining - 0.24%					$10,643
Alcoa Corp (a)	12,740	515	Telecommunications - 2.00%
Miscellaneous Manufacturers - 1.63%			NETGEAR Inc (a)	27,930	1,755
Hillenbrand Inc	33,450	1,749	Plantronics Inc	37,700	2,273
Trinseo SA	22,330	1,749	Switch Inc	23,210	251
		$3,498			$4,279
Oil & Gas - 4.05%			TOTAL COMMON STOCKS		$213,778
Carrizo Oil & Gas Inc (a)	54,300	1,368	INVESTMENT COMPANIES - 0.55%	Shares Held Value (000's)
Delek US Holdings Inc	46,500	1,973	Money Market Funds - 0.55%
Mammoth Energy Services Inc	50,500	1,469	Principal Government Money Market Fund	1,168,539	1,169
Oasis Petroleum Inc (a)	69,580	987	1.97%(d),(e)
Resolute Energy Corp (a)	27,930	1,056	TOTAL INVESTMENT COMPANIES		$1,169
Ring Energy Inc (a)	61,120	606	Total Investments		$214,947
Whiting Petroleum Corp (a)	23,100	1,225	Other Assets and Liabilities - (0.23)%		(488)
		$8,684	TOTAL NET ASSETS - 100.00%		$214,459
Oil & Gas Services - 0.50%
Pioneer Energy Services Corp (a)	158,900	469
Select Energy Services Inc (a)	50,590	599	(a) Non-income producing security
		$1,068	(b)	The value of these investments was determined using significant unobservable
Packaging & Containers - 0.68%			inputs.
Graphic Packaging Holding Co	103,700	1,453	(c)	Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
Pharmaceuticals - 4.09%			Directors. Certain inputs used in the valuation may be unobservable; however,
Array BioPharma Inc (a)	42,670	649	each security is evaluated individually for purposes of ASC 820 which results
Clovis Oncology Inc (a)	11,080	325
DexCom Inc (a)	8,930	1,277	in not all securities being identified as Level 3 of the fair value hierarchy. At
Horizon Pharma Plc (a)	64,930	1,271	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Neurocrine Biosciences Inc (a)	7,000	861	net assets.
PRA Health Sciences Inc (a)	17,100	1,884	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Prestige Consumer Healthcare Inc (a)	52,200	1,978	Investment Company Act of 1940) or an affiliate as defined by the Investment
Revance Therapeutics Inc (a)	21,400	532	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
		$8,777	voting shares of the security). Please see affiliated sub-schedule for
			transactional information.
Private Equity - 0.30%			(e) Current yield shown is as of period end.
Victory Capital Holdings Inc (a)	67,400	643
REITs - 5.92%
Agree Realty Corp	44,620	2,370	Portfolio Summary (unaudited)
Brandywine Realty Trust	159,300	2,504	Sector		Percent
First Industrial Realty Trust Inc	88,170	2,769	Financial		22.79%
LaSalle Hotel Properties	11,200	387	Consumer, Non-cyclical		22.64%
Pebblebrook Hotel Trust	73,900	2,688	Consumer, Cyclical		14.38%
Tier REIT Inc	37,500	904	Industrial		13.33%
Two Harbors Investment Corp	72,260	1,079	Technology		11.51%
		$12,701	Energy		4.55%
Retail - 5.32%			Basic Materials		4.43%
BJ's Wholesale Club Holdings Inc (a)	67,680	1,812	Utilities		3.73%
Caleres Inc	82,330	2,952	Communications		2.32%
Carvana Co (a)	52,900	3,126	Investment Companies		0.55%
GMS Inc (a)	93,900	2,179	Other Assets and Liabilities		(0.23)%
Ruth's Hospitality Group Inc	42,640	1,345	TOTAL NET ASSETS		100.00%
		$11,414
Savings & Loans - 0.42%
Berkshire Hills Bancorp Inc	22,100	899
Semiconductors - 2.19%
Advanced Energy Industries Inc (a)	29,900	1,544
Aquantia Corp (a)	34,630	443
Entegris Inc	93,800	2,716
		$4,703

See accompanying notes.

Schedule of Investments
SmallCap Account
September 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases		Sales	September 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.97%	$2,243		$37,420	$38,494		$1,169
	$2,243		$37,420	$38,494		$1,169

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.97%	$27	$—		$—		$—
	$27	$—		$—		$—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

September 30, 2018 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified

Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.

Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High

Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the

Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$811,588	$376	$811,964
Investment Companies*	190,537	—	—	190,537
Municipal Bonds*	—	18,194	—	18,194
U.S. Government & Government Agency Obligations*	—	1,641,391	—	1,641,391
Total investments in securities $	190,537	$2,471,173	$376	$2,662,086
Short Sales
U.S. Government & Government Agency Obligations	—	(69)	—	(69)
Total Short Sales $	—	$(69)	$—	$(69)

Core Plus Bond Account
Bonds*	—	186,111	129	186,240
Common Stocks*	58	—	—	58
Investment Companies*	7,479	—	—	7,479
Preferred Stocks
Communications	127	—	—	127
Consumer, Non-cyclical	—	51	—	51
Senior Floating Rate Interests*	—	7,097	—	7,097
U.S. Government & Government Agency Obligations*	—	95,717	—	95,717
Total investments in securities $	7,664	$288,976	$129	$296,769
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	110	—	110
Interest Rate Contracts
Futures**	88	—	—	88
Liabilities
Interest Rate Contracts
Futures**	(268)	—	—	(268)

Diversified Balanced Account
Bonds*	—	5	—	5
Investment Companies*	1,112,502	—	—	1,112,502
Preferred Stocks
Consumer, Non-cyclical	—	3	—	3
Total investments in securities $	1,112,502	$8	$—	$1,112,510

Diversified Balanced Managed Volatility Account
Investment Companies*	177,711	—	—	177,711
Total investments in securities $	177,711	$—	$—	$177,711

Diversified Balanced Volatility Control Account
Investment Companies*	62,789	—	—	62,789
Total investments in securities $	62,789	$—	$—	$62,789

Diversified Growth Account
Investment Companies*	3,931,318	—	—	3,931,318
Total investments in securities $	3,931,318	$—	$—	$3,931,318

Diversified Growth Managed Volatility Account
Investment Companies*	358,569	—	—	358,569
Total investments in securities $	358,569	$—	$—	$358,569

Diversified Growth Volatility Control Account
Investment Companies*	354,051	—	—	354,051
Total investments in securities $	354,051	$—	$—	$354,051

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Income Account
Investment Companies*	$252,178	$—	$—	$252,178
Total investments in securities $	252,178	$—	$—	$252,178

Diversified International Account
Common Stocks
Basic Materials	5,579	13,679	—	19,258
Communications	5,405	11,988	—	17,393
Consumer, Cyclical	6,428	46,380	—	52,808
Consumer, Non-cyclical	3,894	35,595	—	39,489
Energy	3,803	18,978	—	22,781
Financial	15,739	56,379	—	72,118
Industrial	3,457	24,100	—	27,557
Technology	—	22,599	—	22,599
Utilities	—	3,113	—	3,113
Investment Companies*	1,088	—	—	1,088
Preferred Stocks	707	—	—	707
Total investments in securities $	46,100	$232,811	$—	$278,911

Equity Income Account
Common Stocks*	603,711	—	—	603,711
Investment Companies*	8,053	—	—	8,053
Total investments in securities $	611,764	$—	$—	$611,764

Government & High Quality Bond Account
Bonds*	—	66,975	—	66,975
Investment Companies*	5,544	—	—	5,544
U.S. Government & Government Agency Obligations*	—	158,679	—	158,679
Total investments in securities $	5,544	$225,654	$—	$231,198

Income Account
Bonds*	—	115,736	—	115,736
Common Stocks
Energy	635	—	—	635
Industrial	—	—	4,930	4,930
Convertible Bonds*	—	1,183	—	1,183
Investment Companies*	7,300	—	—	7,300
Senior Floating Rate Interests*	—	1,223	—	1,223
U.S. Government & Government Agency Obligations*	—	60,769	—	60,769
Total investments in securities $	7,935	$178,911	$4,930	$191,776

International Emerging Markets Account
Common Stocks
Basic Materials	2,952	2,452	—	5,404
Communications	7,043	9,103	—	16,146
Consumer, Cyclical	1,761	3,689	—	5,450
Consumer, Non-cyclical	1,501	4,893	—	6,394
Energy	—	12,492	—	12,492
Financial	5,561	20,331	—	25,892
Industrial	—	4,279	—	4,279
Technology	—	16,015	—	16,015
Utilities	—	1,933	—	1,933
Investment Companies*	1,758	—	—	1,758
Preferred Stocks	913	—	—	913
Total investments in securities $	21,489	$75,187	$—	$96,676

LargeCap Growth Account
Common Stocks*	126,910	—	—	126,910
Investment Companies*	1,613	—	—	1,613
Total investments in securities $	128,523	$—	$—	$128,523

LargeCap Growth Account I
Common Stocks
Basic Materials	5,603	—	—	5,603
Communications	77,920	—	6	77,926

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account I
Consumer, Cyclical		$27,423	$—	$—	$27,423
Consumer, Non-cyclical		92,516	—	—	92,516
Diversified		7	—	—	7
Energy		380	—	—	380
Financial		30,593	—	—	30,593
Industrial		38,631	—	—	38,631
Technology		73,469	—	—	73,469
Utilities		1,639	—	—	1,639
Convertible Preferred Stocks
Communications		—	—	1,043	1,043
Investment Companies*		4,584	—	—	4,584
Preferred Stocks
Technology		—	51	153	204
	Total investments in securities $	352,765	$51	$1,202	$354,018

LargeCap S&P 500 Index Account
Common Stocks*		2,563,257	—	—	2,563,257
Investment Companies*		54,271	—	—	54,271
	Total investments in securities $	2,617,528	$—	$—	$2,617,528
Liabilities
Equity Contracts
Futures**		(10)	—	—	(10)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		207,293	—	—	207,293
Investment Companies*		15,656	—	—	15,656
Purchased Options		691	—	—	691
	Total investments in securities $	223,640	$—	$—	$223,640
Liabilities
Equity Contracts
Futures**		(11)	—	—	(11)
Written Options		(480)	—	—	(480)

LargeCap Value Account
Common Stocks*		145,727	—	—	145,727
Investment Companies*		269	—	—	269
	Total investments in securities $	145,996	$—	$—	$145,996

MidCap Account
Common Stocks*		577,190	—	—	577,190
Investment Companies*		2,757	—	—	2,757
	Total investments in securities $	579,947	$—	$—	$579,947

Multi-Asset Income Account
Investment Companies*		368	—	—	368
	Total investments in securities $	368	$—	$—	$368

Principal Capital Appreciation Account
Common Stocks*		159,305	—	—	159,305
Investment Companies*		1,991	—	—	1,991
	Total investments in securities $	161,296	$—	$—	$161,296

Principal LifeTime 2010 Account
Investment Companies*		36,167	—	—	36,167
	Total investments in securities $	36,167	$—	$—	$36,167

Principal LifeTime 2020 Account
Investment Companies*		192,180	—	—	192,180
	Total investments in securities $	192,180	$—	$—	$192,180

Principal LifeTime 2030 Account
Investment Companies*		161,373	—	—	161,373
	Total investments in securities $	161,373	$—	$—	$161,373

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal LifeTime 2040 Account
Investment Companies*		$70,099	$—	$—	$70,099
	Total investments in securities $	70,099	$—	$—	$70,099

Principal LifeTime 2050 Account
Investment Companies*		35,190	—	—	35,190
	Total investments in securities $	35,190	$—	$—	$35,190

Principal LifeTime 2060 Account
Investment Companies*		5,127	—	—	5,127
	Total investments in securities $	5,127	$—	$—	$5,127

Principal LifeTime Strategic Income Account
Investment Companies*		22,198	—	—	22,198
	Total investments in securities $	22,198	$—	$—	$22,198

Real Estate Securities Account
Common Stocks*		149,262	—	—	149,262
Investment Companies*		139	—	—	139
	Total investments in securities $	149,401	$—	$—	$149,401

SAM Balanced Portfolio
Investment Companies*		746,281	—	—	746,281
	Total investments in securities $	746,281	$—	$—	$746,281

SAM Conservative Balanced Portfolio
Investment Companies*		188,530	—	—	188,530
	Total investments in securities $	188,530	$—	$—	$188,530

SAM Conservative Growth Portfolio
Investment Companies*		347,531	—	—	347,531
	Total investments in securities $	347,531	$—	$—	$347,531

SAM Flexible Income Portfolio
Investment Companies*		197,134	—	—	197,134
	Total investments in securities $	197,134	$—	$—	$197,134

SAM Strategic Growth Portfolio
Investment Companies*		293,156	—	—	293,156
	Total investments in securities $	293,156	$—	$—	$293,156

Short-Term Income Account
Bonds*		—	147,819	250	148,069
Investment Companies*		1,777	—	—	1,777
U.S. Government & Government Agency Obligations*		—	1,542	—	1,542
	Total investments in securities $	1,777	$149,361	$250	$151,388

SmallCap Account
Common Stocks*		213,778	—	—	213,778
Investment Companies*		1,169	—	—	1,169
	Total investments in securities $	214,947	$—	$—	$214,947

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

Fair Value as of
September 30,
Account	Asset Type	2018	Valuation Technique	Unobservable Input Input Value(s)
				Guideline public
Income Account	Common Stock	$4,930	Enterprise Valuation Model	companies (EBITDA
				multiples of 0.95 – 1.15x)
		$4,930

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

					Accrued							Net Change in Unrealized
					Discounts/Premiums and				Transfers	Transfers	Value	Appreciation/(Depreciation) on
			Realized		Change in Unrealized		Proceeds from		into Level	Out of Level	September	Investments Held at September 30,
Account		Value December 31, 2017	Gain/(Loss)		Gain/(Loss)		Purchases	Sales	3*	3**	30, 2018	2018	.

Income Account
Common Stock
Industrial		$3,630		$-	$1,300	$	- $	-	$-	$-	$4,930	$1,300
	Total $	3,630		$-	$1,300	$	- $	-	$-	$-	$4,930	$1,300

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of September 30, 2018 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/20/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/20/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 11/20/2018